As filed with the Securities and Exchange Commission on April 30, 2009

1933 Act Registration No. 033-48940

1940 Act Registration No. 811-06722

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 60

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 60

FORWARD FUNDS

(Exact Name of Registrant as Specified in Charter)

433 California Street, 11th Floor

San Francisco, California 94104

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-800-999-6809

J. ALAN REID, JR.

Forward Funds

433 California Street, 11th Floor

San Francisco, California 94104

(Name and address of agent for service of process)

COPIES TO:

DOUGLAS P. DICK

Dechert LLP

4675 MacArthur Court, Suite 1400

Newport Beach, California 92660-8842

(Name and address of agent for service of process)

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Forward Banking and Finance Fund

Forward Emerging Markets Fund

Forward Growth Fund

Forward International Equity Fund

Forward International Fixed Income Fund

Forward International Small Companies Fund

Forward Large Cap Equity Fund

Forward Legato Fund

Forward Long/Short Credit Analysis Fund

Forward Mini-Cap Fund

Forward Real Estate Fund

Forward Small Cap Equity Fund

PROSPECTUS

CLASS A SHARES

CLASS C SHARES

May 1, 2009

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. It is a criminal offense to say otherwise.

Forward Funds, like any other mutual funds, try to meet their stated investment goals but there is no guarantee that the goals will be met. Investments in the Funds are not bank deposits; they are not insured by the FDIC, the Federal government or any other agency.

Forward Funds also offers Institutional Class and Investor Class shares by separate Prospectuses, which are available upon request.

FORWARD BANKING AND FINANCE FUND

OBJECTIVE

The Forward Banking and Finance Fund seeks long-term growth through capital appreciation. Income is a secondary objective. There is no guarantee that the Fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGY - INVESTING IN EQUITY SECURITIES OF COMPANIES PRINCIPALLY ENGAGED IN THE BANKING AND FINANCIAL SERVICES INDUSTRIES

To pursue its objectives, the Forward Banking and Finance Fund will, under normal circumstances, invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in a portfolio of equity securities of companies principally engaged in the banking or financial services industries. This investment policy and the name of the Fund with respect to banking and finance companies may not be changed without at least 60 days’ prior written notice to shareholders.

While the Fund can invest in companies of varying sizes, it will usually emphasize smaller companies: those with a market capitalization of less than $1.5 billion. In addition, under normal circumstances, the Fund will invest not less than 25% of its net assets plus borrowings for investment purposes, if any, in securities of companies principally engaged in the banking industry and not less than 25% of its net assets plus borrowings for investment purposes, if any, in securities of companies principally engaged in the financial services industry. For investment purposes, a company (or holding company) is defined as “principally engaged” in banking or financial services industries if:

•	At least 50% of either the revenues or earnings were derived from the creation, purchase or sale of banking or financial services products; or

•	At least 50% of the assets were devoted to such activities, based on the company’s most recent fiscal year.

Companies in the banking industry include U.S. commercial and industrial banking and savings institutions and their parent holding companies. Companies in the financial services industry include commercial and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, real estate investment trusts, insurance and insurance holding companies, and leasing companies.

Under normal circumstances the Fund invests in common stocks, preferred stocks, and securities convertible into common and preferred stocks. The Fund utilizes a growth approach to choosing securities: the sub-advisor’s research staff conducts company-specific fundamental research analysis to attempt to identify companies whose earnings growth rate exceeds that of their peer group. Companies with a leadership position and competitive advantages in niche markets that do not receive significant coverage from other institutional investors are favored.

The Fund can invest in companies from a wide range of industries and of various sizes. This includes smaller companies. Smaller companies are those defined by the Fund’s sub-advisor as having a market capitalization equal to or less than that of the largest companies in the Russell 2000 Index.

FORWARD BANKING AND FINANCE FUND

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FORWARD BANKING AND FINANCE FUND?

As with any mutual fund investment, an investment in the Forward Banking and Finance Fund may cause you to lose some or all of the money you invested. Because the securities in which the Fund invests may decrease in value, the net asset value of the Fund and the value of your investment may also decrease. Loss of money is a risk of investing in the Fund. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

•	Small Capitalization Stocks

Smaller companies may offer greater investment value than larger companies, but they present greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength.

•	Common Stocks

The Fund invests in the equity securities of companies, which exposes the Fund and its shareholders to the risks associated with investing in common stocks. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its products or services.

FORWARD BANKING AND FINANCE FUND

•	Industry Concentration

The Fund concentrates 80% or more of its total assets in securities of companies principally engaged in the banking or financial services industries, and invests at least 25% of its total assets in securities of companies in each industry. As a result, the Fund may be subject to greater risks than a portfolio without such a concentration. This is especially true with respect to the risks associated with regulatory developments in, or related to, the banking and financial services industries. The banking and financial services industries are comparatively narrow segments of the economy and, therefore, may experience greater volatility than funds investing in a broader range of industries. In addition, companies in these industries may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations affecting the banking and financial services industries. The value of the Fund’s shares is particularly vulnerable to factors affecting the banking and financial services industries, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition.

FORWARD BANKING AND FINANCE FUND

PERFORMANCE HISTORY

The following bar chart shows the annual total return of the Class A shares of the Fund for the years indicated, together with the best and worst quarters during those years. The returns do not reflect the Class A shares’ maximum 5.75% sales charge (load), which would reduce performance.

The accompanying table gives an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, ten years, as applicable, and since inception compare with those of a broad measure of market performance. The returns assume reinvestment of dividends and distributions. Past performance of the Fund (before and after taxes) is not necessarily an indication of future performance.

Best Quarter - June 30, 1999	24.63%
Worst Quarter - December 31, 2008	-18.93%

FORWARD BANKING AND FINANCE FUND

Average Annual Total Returns For the period ended December 31, 2008	1 Year	5 Years	10 Years	Since Inception
Forward Banking and Finance Fund – Class A(1)
Return Before Taxes	-25.94%	-4.38%	7.48%	6.81%
Return After Taxes on Distributions(2)	-25.96%	-5.32%	6.76%	6.07%
Return After Taxes on Distributions and Sale of Fund Shares(2)	-16.84%	-3.50%	6.61%	5.93%
Russell 2000 Index(3)	-33.79%	-0.93%	3.02%	4.11%

Forward Banking and Finance Fund – Class C(1)
Return Before Taxes	-22.72%	-3.82%	N/A	7.71%
Russell 2000 Index(3)	-33.79%	-0.93%	N/A	0.89%
(1)	The Fund began offering Class A shares on February 18, 1997. The Fund began offering Class C shares on July 1, 2000.
(2)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other classes will vary.
(3)	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market. Investors cannot invest directly in an index. The index figures do not reflect any deduction for fees, expenses or taxes.

FORWARD BANKING AND FINANCE FUND

FUND FEES AND EXPENSES

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward Banking and Finance Fund.

Shareholder Fees

As an investor in Class A shares of the Fund, you will pay a maximum sales charge (load) on purchases equal to 5.75% of the offering price. As an investor in Class C shares of the Fund, you will not pay a sales charge on the purchase price. However, you will pay a deferred sales charge up to a maximum of 1% on shares held for less than one year after purchase.

Shareholder Fees: Fees paid directly from your investment	Class A	Class C
Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average daily net assets.

Annual Fund Operating Expenses: Expenses that are deducted from Fund assets	Class A	Class C
Management Fee	1.00%	1.00%
Distribution (12b-1) Fees(1)	0.35%	0.75%
Shareholder Services Fees(2)	0.10%	0.25%
Other Expenses	0.30%	0.30%
Total Annual Fund Operating Expenses	1.75%	2.30%
(1)	The Fund has adopted Distribution Plans pursuant to which up to 0.35% of the Fund’s average daily net assets attributable to the Class A shares and up to 0.75% of the Fund’s average daily net assets attributable to the Class C shares may be used to pay distribution expenses.
(2)	The Fund has adopted a Shareholder Services Plan pursuant to which up to 0.20% of the average daily net assets attributable to the Class A shares and up to 0.25% of the Fund’s average daily net assets attributable to the Class C shares may be used to pay shareholder servicing fees.

FORWARD BANKING AND FINANCE FUND

EXAMPLES

These Examples are intended to help you compare the costs of investing in the Forward Banking and Finance Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Class A shares or Class C shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C(1)
1 Year	$743	$333
3 Years	$1,094	$718
5 Years	$1,469	$1,229
10 Years	$2,516	$2,632

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C
1 Year	$743	$233
3 Years	$1,094	$718
5 Years	$1,469	$1,229
10 Years	$2,516	$2,632
(1)	The example for the Class C shares reflects the contingent deferred sales charge (“CDSC”) that would apply for redemptions of Class C shares within one year. For more information regarding the CDSC, please see the “Purchasing Shares” section of this Prospectus.

FORWARD EMERGING MARKETS FUND

OBJECTIVE

The Forward Emerging Markets Fund seeks to achieve long-term growth of capital. There is no guarantee that the Fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGY - INVESTING PRIMARILY IN EQUITY SECURITIES OF COMPANIES IN EMERGING MARKET COUNTRIES

The Forward Emerging Markets Fund seeks to achieve its investment objective by investing at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of emerging market companies. This investment policy and the name of the Fund with respect to emerging markets companies may not be changed without at least 60 days’ prior written notice to shareholders. The Fund normally invests in at least fifteen but not fewer than eight emerging market countries. Equity securities include common and preferred stocks, investment company shares, convertible debt securities, warrants, subscription rights and depositary receipts for foreign stocks. The Fund may invest in securities of any market capitalization.

Emerging market countries are those identified as developing or emerging countries by the World Bank, International Finance Corporation or United Nations or countries not listed in the Morgan Stanley Capital International World Index. Currently, emerging market countries may include those in Latin America, Southeast Asia, Africa, Eastern Europe and the Middle East. A company generally will be considered to be located in an emerging market country if it meets one or more of the following criteria: (i) the issuer of the security is organized under the laws of, or maintains its principal place of business in, the country; or (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country, or it has at least 50% of its assets in the country.

In allocating the Fund’s assets among emerging market countries, the sub-advisor uses a proprietary database to screen for countries that meet the following standards:

•	Suitable safe custody of assets and freedom of capital movement;

•	A higher than average number of undervalued stocks when comparing the companies against their benchmark values;

•	A favorable domestic liquidity environment;

•	A reasonably liquid and diverse stock market;

•	A good or improving fiscal balance; and

•	An undervalued or fairly valued exchange rate, combined with sustainable trade and current account balances.

In selecting individual emerging market stocks, the sub-advisor looks for companies with one or more of the following:

•	Current or potential high and stable cash generation;

•	Strong, liquid balance sheets;

FORWARD EMERGING MARKETS FUND

•	Asset valuations significantly below replacement cost, or below the average for its sector on a global basis. The sub-advisor will also consider the debt of a company;

•	A high free cash flow relative to the stock price; and

•	In the case of banks, a low stock price relative to the asset base, combined with a high return on equity.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FORWARD EMERGING MARKETS FUND?

As with any mutual fund investment, an investment in the Forward Emerging Markets Fund may cause you to lose some or all of the money you invested. Because the securities in which the Forward Emerging Markets Fund invests may decrease in value, the net asset value of the Fund and the value of your investment may also decrease. You should consider your own investment goals, time horizon and risk tolerance before investing in the Forward Emerging Markets Fund.

•	Emerging Market Stocks and Foreign Securities

Emerging market stocks and foreign securities may offer greater investment value, but they may present greater investment risks than investing in the securities of U.S. companies. These risks include greater likelihood of economic, political or social instability, currency fluctuations, less liquid and more volatile stock markets, the contagious effect of market or economic setbacks in one country on another emerging market country, possible governmental restrictions on currency conversions or trading, difficulty in accurately valuing emerging market stocks or selling them at their fair value, especially in down markets, a lack of government regulation and different legal systems, immature economic structures, less regulated trading environments and the availability of less information about emerging market companies because of less rigorous accounting and regulatory standards.

•	Common Stocks

The Fund invests in the equity securities of companies, which exposes the Fund and its shareholders to the risks associated with investing in common stocks. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services.

•	Currency Transactions

If a security is denominated in a foreign currency, the value of the security fluctuates if there is a change in currency exchange rates or exchange control regulations. Adverse currency fluctuations will reduce the value of the Fund’s shares. Costs are incurred by the Fund in connection with conversions between currencies. Currency risks are greater in lesser developed markets and can be unpredictably affected by external events. Fund managers are authorized to hedge against currency risks but are not required to do so

FORWARD EMERGING MARKETS FUND

and may choose not to do so because of the cost or for other reasons. In accordance with its investment philosophy, the Fund’s sub-advisor generally chooses not to hedge the Fund’s currency exposure.

•	Portfolio Turnover

The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains, which are taxed at ordinary income rates.

PERFORMANCE HISTORY

The following bar chart shows the annual total return of the Institutional Class shares, which are not offered in this Prospectus, of the Fund for the years indicated, together with the best and worst quarters during those years. Returns of the Institutional Class shares are shown because Class C shares were not offered during the period shown and Class A does not have a full calendar year of investment returns. Class A and Class C shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Institutional Class shares is lower than the estimated expense ratio of the Class A and Class C shares. Accordingly, performance would have been lower if Class A or Class C share expenses were reflected. In addition, the returns do not reflect the Class A shares’ maximum 5.75% sales charge (load), which would reduce performance. If the sales charge were reflected, returns would be less than those shown.

The accompanying table gives an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years, as applicable and since inception compare with those of a broad measure of market performance. The returns assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of future performance.

FORWARD EMERGING MARKETS FUND

The Institutional Class of the Pictet Global Emerging Markets Fund was reorganized into the Institutional Class of the Forward Emerging Markets Fund on September 15, 2004. Performance figures shown below for periods before September 15, 2004 represent performance of the Institutional Class of Pictet Global Emerging Markets Fund.

Best Quarter - June 30, 1999	35.70%
Worst Quarter - September 30, 2008	-29.38%

Average Annual Total Returns For the period ended December 31, 2008	1 Year	5 Years	10 Years	Since Inception
Forward Emerging Markets Fund – Institutional Class(1)
Return Before Taxes	-55.19%	6.07%	9.10%	3.99%
Return After Taxes on Distributions(2)(3)	-55.54%	5.03%	8.48%	3.46%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	-35.71%	5.41%	8.13%	3.46%
MSCI Emerging Markets Index(4)	-53.18%	8.02%	9.86%	4.58%
(1)	The Fund began offering Institutional Class shares on October 4, 1995 and began offering Class A shares on May 1, 2008.
(2)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	After-tax returns reflect subsequent recharacterizations of distributions for Federal income tax purposes based on available information for the tax years 2004, 2005 and 2006. Recharacterizations include reclassification of distributions allowed by Federal tax law and reported to shareholders for capital gains, qualified dividend income, returns of capital and Section 1250 distributions, where applicable.
(4)	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. Investors cannot invest directly in an index. The index figures do not reflect any deduction for fees, expenses or taxes.

FORWARD EMERGING MARKETS FUND

FUND FEES AND EXPENSES

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward Emerging Markets Fund.

Shareholder Fees

As an investor in Class A shares of the Fund, you will pay a maximum sales charge (load) on purchases equal to 5.75% of the offering price. As an investor in Class C shares of the Fund, you will not pay a sales charge on the purchase price. However, you will pay a deferred sales charge up to a maximum of 1% on shares held for less than one year after purchase.

Shareholder Fees: Fees paid directly from your investment	Class A	Class C
Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average daily net assets.

Annual Fund Operating Expenses: Expenses that are deducted from Fund assets	Class A	Class C
Management Fee	1.25%	1.25%
Distribution (12b-1) Fees(1)	0.35%	0.75%
Shareholder Services Fees(2)	0.20%	0.25%
Other Expenses(3)	0.49%	0.49%
Total Annual Fund Operating Expenses	2.29%	2.74%
Fee Waiver(4)	-0.35%	-0.35%
Net Expenses	1.94%	2.39%
(1)	The Fund has adopted Distribution Plans pursuant to which up to 0.35% of the Fund’s average daily net assets attributable to the Class A shares and up to 0.75% of the Fund’s average daily net assets attributable to the Class C shares may be used to pay distribution expenses.
(2)	The Fund has adopted a Shareholder Services Plan pursuant to which up to 0.20% of the average daily net assets attributable to the Class A shares and up to 0.25% of the Fund’s average daily net assets attributable to the Class C shares may be used to pay shareholder servicing fees.
(3)	Other Expenses are based on estimated amounts for the current fiscal year.
(4)	The Fund’s investment advisor has contractually agreed to waive a portion of its fees and reimburse other expenses until April 30, 2010 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.94% and 2.39%, respectively. Pursuant to this agreement, the Fund will reimburse the investment advisor for any fee waivers and expense reimbursements made by the investment advisor, provided that any such reimbursements made by the Fund to the investment advisor will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

FORWARD EMERGING MARKETS FUND

EXAMPLES

These Examples are intended to help you compare the costs of investing in the Forward Emerging Markets Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Class A shares or Class C shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C(1)
1 Year	$761	$342
3 Years	$1,217	$817
5 Years	$1,699	$1,418
10 Years	$3,021	$3,041

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C
1 Year	$761	$242
3 Years	$1,217	$817
5 Years	$1,699	$1,418
10 Years	$3,021	$3,041
(1)	The example for the Class C shares reflects the contingent deferred sales charge (“CDSC”) that would apply for redemptions of Class C shares within one year. For more information regarding the CDSC, please see the “Purchasing Shares” section of this Prospectus.

FORWARD GROWTH FUND

OBJECTIVE

The Forward Growth Fund seeks long-term growth through capital appreciation. The Fund anticipates that its investment returns are likely to be in the form of capital appreciation rather than income. There is no guarantee that the Fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGY - INVESTING IN EQUITY SECURITIES OF COMPANIES WITH POTENTIAL FOR GROWTH

Under normal circumstances the Forward Growth Fund invests a minimum of 80% of its net assets plus borrowings for investment purposes, if any, in common stocks, preferred stocks, and securities convertible into common or preferred stocks. This investment policy may not be changed without at least 60 days’ prior written notice to shareholders.

The Fund utilizes a fundamental approach to choosing securities: the sub-advisor’s research staff conducts company-specific research analysis to identify companies whose earnings growth rate exceeds that of their peer group. Companies with perceived leadership positions and competitive advantages in niche markets and that do not receive significant coverage from other institutional investors are favored.

The Fund can invest in companies from a wide range of industries and of various sizes. This includes smaller companies. Smaller companies are defined by the Fund’s sub-advisor as those having a market capitalization equal to or less than that of the largest companies in the Russell 2000 Index. During periods of unusual market volatility, however, the Fund’s sub-advisor may find fewer investment opportunities in small company stocks and may invest predominantly in larger-capitalization stocks.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FORWARD GROWTH FUND?

As with any mutual fund investment, an investment in the Forward Growth Fund may cause you to lose some or all of the money you invested. Because the securities in which the Fund invests may decrease in value, the net asset value of the Fund and the value of your investment may also decrease. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

•	Small Capitalization Stocks

Smaller companies may offer greater investment value than larger companies, but they may present greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength.

•	Common Stocks

The Fund invests in the equity securities of companies, which exposes the Fund and its shareholders to the risks associated with investing in common stock. These risks include

FORWARD GROWTH FUND

the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its products or services.

•	Portfolio Turnover

The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains, which are taxed at ordinary income rates.

FORWARD GROWTH FUND

PERFORMANCE HISTORY

The following bar chart shows the annual total return of the Class A shares of the Fund for the years indicated, together with the best and worst quarters during those years. The returns do not reflect the Class A shares’ maximum 5.75% sales charge (load), which would reduce performance.

The accompanying table gives an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, ten years, as applicable, and since inception compare with those of a broad measure of market performance. The returns assume reinvestment of dividends and distributions. Past performance of the Fund (before and after taxes) is not necessarily an indication of future performance.

The performance results shown include unusually high results achieved in 1999 due to the high performance of equity stocks in general, unusually high IPO profits, and stocks of particular industries in which the Fund invested. These unusually favorable conditions were not sustainable, did not continue to exist, and such performance results may not be repeated in the future.

Prior to July 1, 2001, the Fund was named the HomeState Pennsylvania Growth Fund and focused on a specific geographic region within the U.S.

Best Quarter - December 31, 1999	65.63%
Worst Quarter - December 31, 2008	-25.77%

FORWARD GROWTH FUND

Average Annual Total Returns For the period ended December 31, 2008	1 Year	5 Years	10 Years	Since Inception
Forward Growth Fund – Class A(1)
Return Before Taxes	-40.55%	-5.04%	2.84%	7.79%
Return After Taxes on Distributions(2)	-40.60%	-5.83%	1.36%	6.50%
Return After Taxes on Distributions and Sale of Fund Shares(2)	-26.30%	-3.91%	2.13%	6.59%
Russell 2000 Index(3)	-38.54%	-2.35%	-0.76%	4.37%

Forward Growth Fund – Class C(1)
Return Before Taxes	-38.02%	-4.49%	N/A	-3.61%
Russell 2000 Growth Index(3)	-38.54%	-2.35%	N/A	-5.12%
(1)	The Fund began offering Class A shares on October 1, 1992. The Fund began offering Class C shares on July 1, 2000.
(2)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary.
(3)	The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth value. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market. Investors cannot invest directly in an index. The index figures do not reflect any deduction for fees, expenses or taxes.

FORWARD GROWTH FUND

FUND FEES AND EXPENSES

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward Growth Fund.

Shareholder Fees

As an investor in Class A shares of the Forward Growth Fund, you will pay a maximum sales charge (load) on purchases equal to 5.75% of the offering price. As an investor in Class C shares of the Fund, you will not pay a sales charge on the purchase price. However, you will pay a deferred sales charge up to a maximum of 1% on shares held for less than one year after purchase.

Shareholder Fees: Fees paid directly from your investment	Class A	Class C
Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average daily net assets.

Annual Fund Operating Expenses: Expenses that are deducted from Fund assets	Class A	Class C
Management Fee	0.75%	0.75%
Distribution (12b-1) Fees(1)	0.35%	0.75%
Shareholder Services Fees(2)	0.00%	0.25%
Other Expenses	0.25%	0.25%
Total Annual Fund Operating Expenses	1.35%	2.00%
Fee Waiver(3)	-0.06%	-0.06%
Net Expenses	1.29%	1.94%
(1)	The Fund has adopted Distribution Plans pursuant to which up to 0.35% of the Fund’s average daily net assets attributable to the Class A shares and up to 0.75% of the Fund’s average daily net assets attributable to the Class C shares may be used to pay distribution expenses.
(2)	The Fund has adopted a Shareholder Services Plan pursuant to which up to 0.20% of the average net assets attributable to the Class A shares and up to 0.25% of the average daily net assets attributable to the Class C shares may be used to pay shareholder servicing fees. However, with respect to Class A shares, no such payments have been authorized by the Board of Trustees.
(3)	The Fund’s investment advisor has contractually agreed to waive a portion of its fees and reimburse other expenses until April 30, 2010 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.29% and 1.94% respectively. Pursuant to this agreement, the Fund will reimburse the investment advisor for any fee waivers and expense reimbursements made by the investment advisor, provided that any such reimbursements made by the Fund to the investment advisor will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

FORWARD GROWTH FUND

EXAMPLES

These Examples are intended to help you compare the costs of investing in the Forward Growth Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Class A shares or Class C shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C(1)
1 Year	$699	$297
3 Years	$972	$621
5 Years	$1,266	$1,072
10 Years	$2,099	$2,319

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C
1 Year	$699	$197
3 Years	$972	$621
5 Years	$1,266	$1,072
10 Years	$2,099	$2,319
(1)	The example for the Class C shares reflects the contingent deferred sales charge (“CDSC”) that would apply for redemptions of Class C shares within one year. For more information regarding the CDSC, please see the “Purchasing Shares” section of this Prospectus.

FORWARD INTERNATIONAL EQUITY FUND

OBJECTIVE

The Forward International Equity Fund seeks to achieve high total return (capital appreciation and income). There is no guarantee that the Fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGY - INVESTING IN INTERNATIONAL EQUITY SECURITIES

The Forward International Equity Fund seeks to achieve its investment objective by investing at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities (depositary receipts, common and preferred stock and securities convertible into common or preferred stock) of companies organized or located outside of the United States. This investment policy and the name of the Fund with respect to equity securities may not be changed without at least 60 days’ prior written notice to shareholders. Even though some portfolio companies are based outside of the United States, their securities may be traded on U.S. securities markets and the Fund may purchase these securities. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. The Fund will not invest more than 25% of its net assets plus borrowings for investment purposes, if any, in emerging market companies.

A company generally will be considered to be located in a particular country if it meets one or more of the following criteria: (i) the issuer of the security is organized under the laws of, or maintains its principal place of business in, the country; or (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country, or it has at least 50% of its assets in the country. Emerging market countries are those identified as developing or emerging countries by the World Bank, International Finance Corporation or United Nations or countries not listed in the Morgan Stanley Capital International World Index. Currently, emerging market countries may include those in Latin America, Southeast Asia, Africa, Eastern Europe and the Middle East.

The Fund invests a substantial amount of its assets in foreign securities which are denominated in other currencies besides the U.S. dollar and can be affected by fluctuations in exchange rates.

For hedging purposes and to reduce the risks of fluctuating exchange rates, the Fund may enter into forward foreign currency exchange contracts, which obligate a party to buy or sell a specific currency on a future date at a fixed price. The Fund “locks in” an exchange rate. For hedging purposes, the Fund may also invest in options on foreign currencies, foreign currency futures and options and foreign currency exchange-related securities like foreign currency warrants and other instruments linked to foreign currency exchange rates. In accordance with its investment philosophy, Forward Management generally chooses not to hedge the Fund’s currency exposure.

Forward Management seeks to apply a highly disciplined, coherent and clearly defined approach to investment and construction of the Fund’s portfolio. Forward Management selects investments based on their fundamental quality, dividend yield, dividend growth potential and anticipated price appreciation. The portfolio management team typically employs a novel proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities.

FORWARD INTERNATIONAL EQUITY FUND

Forward Management seeks to invest in companies that are believed to be reasonably priced and to have good prospects for growth and in securities the portfolio managers believe have the potential to outperform the Fund’s benchmark index. When considering stocks, Forward Management seeks to draw on both internal and external resources to assess industry dynamics, business franchise/management strategy, financial analysis and valuation.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FORWARD INTERNATIONAL EQUITY FUND?

As with any mutual fund investment, an investment in the Forward International Equity Fund may cause you to lose some or all of the money you invested. Because the securities in which the Fund invests may decrease in value, the net asset value of the Fund and the value of your investment may also decrease. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

•	Emerging Market Stocks and Foreign Securities

Emerging market stocks and foreign securities may offer greater investment value, but they may present greater investment risks than investing in the securities of U.S. companies. These risks include greater likelihood of economic, political or social instability, currency fluctuations, less liquid and more volatile stock markets, the contagious effect of market or economic setbacks in one country on another emerging market country, possible governmental restrictions on currency conversions or trading, difficulty in accurately valuing emerging market securities or selling them at their fair value, especially in down markets, a lack of government regulation and different legal systems, immature economic structures, less regulated trading environments and the availability of less information about emerging market companies because of less rigorous accounting and regulatory standards.

•	Currency Transactions

If a security is denominated in a foreign currency, the value of the security fluctuates if there is a change in currency exchange rates or exchange control regulations. Adverse currency fluctuations will reduce the value of the Fund’s shares. Costs are incurred by the Fund in connection with conversions between currencies. Currency risks are greater in lesser developed markets and can be unpredictably affected by external events. The sub-advisor is authorized to hedge against currency risks but is not required to do so and may choose not to do so because of the cost or for other reasons. In accordance with its investment philosophy, the Fund’s sub-advisor generally chooses not to hedge the Fund’s currency exposure.

•	Common Stocks

The Forward International Equity Fund invests primarily in the equity securities of companies, which exposes the Fund and its shareholders to the risks associated with investing in common stock. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company’s performance, such as the strength

FORWARD INTERNATIONAL EQUITY FUND

of its management or the demand for its product or services. The Fund’s sub-advisor follows a style of management focused on growth at a price believed reasonable based upon such factors as price-to-earnings valuations given varying growth rates or anticipated growth rates. If the market does not come to share the sub-advisor’s assessment of an investment’s long-term growth, the Fund may underperform other mutual funds or international stock indexes.

•	Small Capitalization Stocks

Smaller companies may offer greater investment value, but they may present greater investment risks than investing in the securities of large companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength.

PERFORMANCE HISTORY

The following bar chart shows the annual total return of the Investor Class shares, which are not offered in this Prospectus, of the Fund for the years indicated, together with the best and worst quarters during those years. Returns of the Investor Class shares are shown because Class A and Class C shares were not offered during the period shown. Class A and Class C shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Investor Class shares is lower than the estimated expense ratio of the Class A and Class C shares. Accordingly, performance would have been lower if Class A or Class C share expenses were reflected. In addition, the returns do not reflect the Class A shares’ maximum 5.75% sales charge (load), which would reduce performance. If the sales charge were reflected, returns would be less than those shown.

FORWARD INTERNATIONAL EQUITY FUND

The accompanying table gives an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years, as applicable and since inception compare with those of a broad measure of market performance. The returns assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of future performance.

On December 1, 2008, Forward Management assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before December 1, 2008 represent performance of prior sub-advisors to the Fund.

Best Quarter - June 30, 2003	19.55%
Worst Quarter - December 31, 2008	-29.65%

Average Annual Total Returns For the period ended December 31, 2008	1 Year	5 Years	10 Years	Since Inception
Forward International Equity Fund – Investor Class(1)
Return Before Taxes	-53.22%	-1.09%	-0.39%	0.84%
Return After Taxes on Distributions(2)(3)	-53.33%	-1.87%	-0.84%	0.38%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	-33.92%	-0.74%	-0.27%	0.77%
MSCI All Country World Index ex-USA(4)	-45.24%	3.00%	2.27%	4.08%
(1)	The Fund began offering Investor class shares on October 1, 1998.
(2)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	After-tax returns reflect subsequent recharacterizations of distributions for Federal income tax purposes based on available information for the tax years 2005 and 2006. Recharacterizations include reclassification of distributions allowed by Federal tax law and reported to shareholders as capital gains, qualified dividend income, returns of capital and Section 1250 distributions, where applicable.
(4)	The MSCI All Country World Index ex-USA is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States. Investors cannot invest directly in the index. The index figures do not reflect any deduction for fees, expenses or taxes.

FORWARD INTERNATIONAL EQUITY FUND

FUND FEES AND EXPENSES

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward International Equity Fund.

Shareholder Fees

As an investor in Class A shares of the Fund, you will pay a maximum sales charge (load) on purchases equal to 5.75% of the offering price. As an investor in Class C shares of the Fund, you will not pay a sales charge on the purchase price. However, you will pay a deferred sales charge up to a maximum of 1% on shares held for less than one year after purchase.

Shareholder Fees: Fees paid directly from your investment	Class A	Class C
Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average daily net assets.

Annual Fund Operating Expenses: Expenses that are deducted from Fund assets	Class A	Class C
Management Fee	0.85%	0.85%
Distribution (12b-1) Fees(1)	0.35%	0.75%
Shareholder Services Fees(2)	0.20%	0.25%
Other Expenses(3)	0.55%	0.55%
Acquired Fund Fees and Expenses(4)	0.01%	0.01%
Total Annual Fund Operating Expenses	1.96%	2.41%
Fee Waiver(5)	-0.46%	-0.46%
Net Expenses	1.50%	1.95%
(1)	The Fund has adopted Distribution Plans pursuant to which up to 0.35% of the Fund’s average daily net assets attributable to the Class A shares and up to 0.75% of the Fund’s average daily net assets attributable to the Class C shares may be used to pay distribution expenses.
(2)	The Fund has adopted a Shareholder Services Plan pursuant to which up to 0.20% of the average daily net assets attributable to the Class A shares and up to 0.25% of the Fund’s average daily net assets attributable to the Class C shares may be used to pay shareholder servicing fees.
(3)	Other Expenses are based on estimated amounts for the current fiscal year.
(4)	The Fund indirectly bears a pro rata share of the fees and expenses of each exchange-traded fund or other investment company in which it invests. Since “Acquired Fund Fees and Expenses” are not directly borne by the Fund, they are not reflected in the Fund’s financial statements, and therefore information presented in the Annual Fund Operating Expenses table will differ from that presented in the Financial Highlights.
(5)	The Fund’s investment advisor has contractually agreed to waive a portion of its fees and reimburse other expenses until April 30, 2010 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.49% and 1.94%, respectively. Pursuant to this agreement, the Fund will reimburse the investment advisor for any fee waivers and expense reimbursements made by the investment advisor, provided that any such reimbursements made by the Fund to the investment advisor will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

FORWARD INTERNATIONAL EQUITY FUND

EXAMPLES

These Examples are intended to help you compare the costs of investing in the Forward International Equity Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Class A shares or Class C shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C(1)
1 Year	$719	$298
3 Years	$1,113	$707
5 Years	$1,531	$1,243
10 Years	$2,691	$2,707

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C
1 Year	$719	$198
3 Years	$1,113	$707
5 Years	$1,531	$1,243
10 Years	$2,691	$2,707
(1)	The example for the Class C shares reflects the contingent deferred sales charge (“CDSC”) that would apply for redemptions of Class C shares within one year. For more information regarding the CDSC, please see the “Purchasing Shares” section of this Prospectus.

FORWARD INTERNATIONAL FIXED INCOME FUND

OBJECTIVE

The Forward International Fixed Income Fund seeks to achieve high total return (capital appreciation and income). There is no guarantee that the Fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGY - INVESTING IN NON-U.S. FIXED INCOME SECURITIES

The Forward International Fixed Income Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in a non-diversified portfolio of fixed income securities of companies and governments located outside the United States. This investment policy and the name of the Fund with respect to fixed income securities may not be changed without at least 60 days’ prior written notice to shareholders. The Fund may invest up to 20% of its net assets plus borrowings for investment purposes, if any, in non-fixed income securities of companies and governments located outside the United States. The Fund’s sub-advisor has broad discretion to identify and invest in companies that it considers to be located outside the United States.

The Fund seeks to offer exposure primarily to non-U.S. dollar-denominated fixed income securities of non-U.S. issuers and derivatives. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. The Fund will not invest more than 25% of its net assets plus borrowings for investment purposes, if any, in emerging market countries.

A company generally will be considered to be located in a particular country if it meets one or more of the following criteria: (i) the issuer of the security is organized under the laws of, or maintains its principal place of business in, the country; or (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country, or it has at least 50% of its assets in the country. Emerging market countries are those identified as developing or emerging countries by the World Bank, International Finance Corporation or United Nations or countries not listed in the Morgan Stanley Capital International World Index. Currently, emerging market countries may include those in Latin America, Southeast Asia, Africa, Eastern Europe and the Middle East.

In allocating the Fund’s assets among emerging market countries, the sub-advisor will take into account the following factors: safe custody of assets and freedom of capital movement; a favorable domestic liquidity environment; a reasonably liquid and diverse fixed income market; and an undervalued or fairly valued exchange rate, combined with sustainable trade and current account balances.

For the Fund, fixed income securities include bonds, debentures, loans, notes, convertible debt securities, preferred stocks, government securities, mortgage-backed securities, asset backed securities, credit linked notes, commercial paper, certificates of deposit, and other similar securities, each of which may bear fixed, floating or variable rates of interest and may be of any maturity, and derivative instruments such as futures, repurchase agreements, swaps and options. The Fund does not have an average duration or maturity target. The Fund may invest in all fixed income asset classes including

FORWARD INTERNATIONAL FIXED INCOME FUND

non-U.S. government and investment-grade and high yield, high risk non-U.S. corporate instruments. The Fund will not invest more than 25% of its net assets plus borrowings for investment purposes, if any, in high yield, high risk corporate instruments with ratings lower than BBB-.

The sub-advisor’s approach is to build the portfolio through a diversity of fixed income strategies, each with defined risk and expected return contributions. The sub-advisor will construct the portfolio by using a combination of strategies, which may include the following:

•	Investing in foreign currencies from developed and emerging market countries;

•

Investing in investment grade non-U.S. corporate bonds. The sub-advisor may also use credit default swaps (a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other) to sell short such corporate bonds;

•	Investing in high yield, below investment grade non-U.S. corporate bonds;

•

Investing in emerging market government or corporate bonds for which issues either are denominated in local currencies or in currencies of economically and politically stable industrialized nations, which may include the U.S.;

•	Taking long or short positions primarily on non-U.S. government bonds while also seeking to take advantage of distortion of the shape of the yield curve.

The sub-advisor chooses to employ a particular strategy or combination of strategies after consideration of a strategy’s individual merits, its correlation to the existing portfolio and the sub-advisor’s outlook for the markets.

For hedging purposes, to reduce the risks of fluctuating exchange rates and to general returns uncorrelated to the other strategies employed, the Fund may enter into forward foreign currency exchange contracts, which obligate a party to buy or sell a specific currency on a future date at a fixed price. The Fund “locks in” an exchange rate. For hedging and non-hedging purposes, the Fund may also invest in options on foreign currencies, foreign currency futures and options and foreign currency exchange-related securities like foreign currency warrants and other instruments linked to foreign currency exchange rates.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FORWARD INTERNATIONAL FIXED INCOME FUND?

As with any mutual fund investment, an investment in the Forward International Fixed Income Fund may cause you to lose some or all of the money you invested. Because the securities in which the Fund invests may decrease in value, the net asset value of the Fund and the value of your investment may also decrease. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

•	Emerging Market and Foreign Securities

Emerging market and foreign securities may offer greater investment value, but they may present greater investment risks than investing in the securities of U.S. companies. These risks include greater likelihood of economic, political or social instability,

FORWARD INTERNATIONAL FIXED INCOME FUND

currency fluctuations, less liquid and more volatile stock markets, the contagious effect of market or economic setbacks in one country on another emerging market country, possible governmental restrictions on currency conversions or trading, difficulty in accurately valuing emerging market securities or selling them at their fair value, especially in down markets, a lack of government regulation and different legal systems, immature economic structures, less regulated trading environments and the availability of less information about emerging market companies because of less rigorous accounting and regulatory standards.

•	Debt Securities

The Fund may invest in short-term and/or long-term debt securities. Debt securities in which the Fund may invest are subject to several types of investment risk. They may have market or interest rate risk, which means their value will be affected by fluctuations in the prevailing interest rates. Bonds are subject to the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of the Fund’s investments in bonds. Investments in these types of securities pose the risk that the Fund’s sub-advisor’s forecast of the direction of interest rates might be incorrect.

There may be credit risk, which is a risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity. The credit quality of a bond or fixed-income holding could deteriorate as a result of a bankruptcy or extended losses. There is no guarantee that a sovereign government will support certain government-sponsored entity securities and, accordingly, these securities involve a risk of non-payment of principal and interest.

Call or income risk exists with corporate bonds during periods of falling interest rates because of the possibility that securities with high interest rates will be prepaid or “called” by the issuer before they mature. The Fund would have to reinvest the proceeds at a possibly lower interest rate. The Fund may also be subject to event risk, which is the possibility that corporate debt securities held by the Fund may suffer a substantial decline in credit quality and market value if the issuer restructures.

Debt securities generally increase in value during periods of falling interest rates and decline in value if interest rates increase. Usually, the longer the remaining maturity of a debt security is, the greater the effect interest rate changes have on its market value.

•	Lower-Rated Debt Securities

Securities rated below investment grade and comparable unrated securities are often referred to as “high yield” or “junk” bonds. Investing in lower-rated securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk. Although they may offer higher yields than higher-rated securities, high-risk, low-rated debt securities and comparable unrated debt securities generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low-rated and comparable unrated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish the Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of

FORWARD INTERNATIONAL FIXED INCOME FUND

the issuer. Reduced secondary market liquidity for certain low-rated or unrated debt securities may also make it more difficult for the Fund to obtain accurate market quotations for the purposes of valuing their portfolios.

Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of the Fund to achieve its investment objective may, to the extent of investment in low-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher-rated securities. The use of credit ratings as the sole method of evaluating lower-rated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of lower-rated securities. In addition, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was most recently rated.

•	Derivatives

Some of the instruments in which the Fund may invest may be referred to as “derivatives,” because their value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements and similar instruments. There is limited consensus as to what constitutes a “derivative.”

Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled.

The Fund may utilize derivatives for hedging purposes and to attempt to achieve investment returns. The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Use of derivatives may result in certain additional transaction costs that may reduce a Fund’s performance. In addition, where derivatives are used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged. Because the markets for certain derivative instruments are relatively new, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes and there can be no assurance that a particular derivative position will be available when sought by the Fund’s sub-advisor or, if available, that such techniques will be utilized by the sub-advisor. Certain derivatives may create a risk of loss greater than the amount invested. The market value of derivative instruments and securities sometimes is more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the

FORWARD INTERNATIONAL FIXED INCOME FUND

Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. The Fund’s sub-advisor takes these risks into account in its management of the Fund.

Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative may be difficult to purchase or sell and the sub-advisor may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative), and interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Investing in a particular derivative product requires an understanding of both the underlying instrument and the derivative itself without being able to observe the performance of the derivative under all possible market conditions. Finally, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Derivative instruments are also subject to the risk that the market value of an instrument will change to the detriment of the Fund. If the sub-advisor inaccurately forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives, the Fund might have been in a better position if it had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other investments held by the Fund. The Fund may also have to buy or sell a security at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

A further description of these and other derivative instruments that the Fund may use are described in the Statement of Additional Information (“SAI”).

•	Currency Transactions

If a security is denominated in a foreign currency, the value of the security fluctuates if there is a change in currency exchange rates relative to the U.S. dollar or exchange control regulations. Adverse currency fluctuations will reduce the value of the Fund’s shares, which are denominated in U.S. dollars. Costs are incurred by the Fund in connection with conversions between currencies. Currency risks are greater in lesser developed markets and can be unpredictably affected by external events. The sub-advisor is authorized to hedge against currency risks but is not required to do so and may choose not to do so because of the cost or for other reasons. Further, there is no assurance that attempts to hedge currency risk will be successful if utilized.

•	Non-Diversification

The Fund is a non-diversified fund, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. The Fund must, however, comply with tax diversification regulations, which require it to be diversified at each quarter end with respect to at least half of its assets.

FORWARD INTERNATIONAL FIXED INCOME FUND

As a “non-diversified” mutual fund, the Fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

•	Portfolio Turnover

The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains, which are taxed at ordinary income rates.

FORWARD INTERNATIONAL FIXED INCOME FUND

PERFORMANCE HISTORY

The following bar chart shows the annual total return of the Class A shares of the Fund for the years indicated, together with the best and worst quarters during those years. The returns do not reflect the Class A shares’ maximum 5.75% sales charge (load), which would reduce performance.

The accompanying table gives an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, ten years, as applicable, and since inception compare with those of a broad measure of market performance. The returns assume reinvestment of dividends and distributions. Past performance of the Fund (before and after taxes) is not necessarily an indication of future performance.

Best Quarter - March 31, 2008	5.82%
Worst Quarter - September 30, 2008	-7.44%

FORWARD INTERNATIONAL FIXED INCOME FUND

Average Annual Total Returns For the period ended December 31, 2008	1 Year	Since Inception
Forward International Fixed Income Fund – Class A(1)
Return Before Taxes	-8.49%	-4.93%
Return After Taxes on Distributions(2)	-9.79%	-6.23%
Return After Taxes on Distributions and Sale of Fund Shares(2)	-5.46%	-4.87%
Citigroup World BIG ex US Unhedged USD Index(3)	6.48%	9.42%
Blended Rate (60% Citigroup World BIG ex US Unhedged USD/20% Merrill Lynch European Currency High Yield Index Unhedged USD/20% JP Morgan GBI-EM Global Diversified Composite Unhedged USD) Index(3)	-5.91%	-2.15%

Forward International Fixed Income Fund – Class C(1)
Return Before Taxes	-5.92%	-2.81%
Citigroup World BIG ex US Unhedged USD Index(3)	6.48%	9.42%
Blended Rate (60% Citigroup World BIG ex US Unhedged USD/20% Merrill Lynch European Currency High Yield Index Unhedged USD/20% JP Morgan GBI-EM Global Diversified Composite Unhedged USD) Index(3)	-5.91%	-2.15%
(1)	The Fund began offering Class A shares and Class C shares on October 5, 2007.
(2)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other classes will vary.
(3)	The Citigroup World BIG (Broad Investment-Grade) Bond ex-U.S. Index is a market capitalization weighted index that tracks the performance of international fixed rate bonds that have remaining maturities of one year or longer and that are rated BBB-/Baa3, or better, by S&P or Moody’s, respectively. This index excludes the U.S. and is unhedged USD. The Blended Rate Index is 60% Citigroup World BIG Bond ex-U.S. Index Unhedged USD / 20% Merrill Lynch European Currency High Yield Index Unhedged USD / 20% JP Morgan GBI-EM Global Diversified Composite Unhedged USD. The Merrill Lynch European Currency High Yield Index tracks the performance of below investment grade sterling, euro and euro legacy currency denominated bonds of corporate issuers domiciled in countries having an investment grade foreign currency long-term debt rating based on a composite of Moody’s and S&P. This index is unhedged USD. The JPMorgan GBI-EM (Government Bond Index-Emerging Markets) Global Diversified is a comprehensive global local emerging markets index that consists of regularly traded, liquid fixed-rate, domestic currency government bonds and includes only the countries that give access to their capital market to foreign investors (excludes China, India, and Thailand). The index is market capitalization weighted, with a cap of 10% to any one country. This index is unhedged USD. The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

FORWARD INTERNATIONAL FIXED INCOME FUND

FUND FEES AND EXPENSES

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward International Fixed Income Fund.

Shareholder Fees

As an investor in Class A shares of the Fund, you will pay a maximum sales charge (load) on purchases equal to 3.75% of the offering price. As an investor in Class C shares of the Fund, you will not pay a sales charge on the purchase price. However, you will pay a deferred sales charge up to a maximum of 1% on shares held for less than one year after purchase.

Shareholder Fees: Fees paid directly from your investment	Class A	Class C
Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	3.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average daily net assets.

Annual Fund Operating Expenses: Expenses that are deducted from Fund assets	Class A	Class C
Management Fee	0.70%	0.70%
Distribution (12b-1) Fees(1)	0.35%	0.75%
Shareholder Services Fees(2)	0.10%	0.20%
Other Expenses	0.65%	0.65%
Total Annual Fund Operating Expenses	1.80%	2.30%
Fee Waiver(3)	-0.36%	-0.36%
Net Expenses	1.44%	1.94%
(1)	The Fund has adopted Distribution Plans pursuant to which up to 0.35% of the Fund’s average daily net assets attributable to the Class A shares and up to 0.75% of the Fund’s average daily net assets attributable to the Class C shares may be used to pay distribution expenses.
(2)	The Fund has adopted a Shareholder Services Plan pursuant to which up to 0.20% of the average daily net assets attributable to the Class A shares and up to 0.25% of the Fund’s average daily net assets attributable to the Class C shares may be used to pay shareholder servicing fees.
(3)	The Fund’s investment advisor has contractually agreed to waive a portion of its fees and reimburse other expenses until April 30, 2010 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.44% and 1.94%, respectively. Pursuant to this agreement, the Fund will reimburse the investment advisor for any fee waivers and expense reimbursements made by the investment advisor, provided that any such reimbursements made by the Fund to the investment advisor will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

FORWARD INTERNATIONAL FIXED INCOME FUND

EXAMPLES

These Examples are intended to help you compare the costs of investing in the Forward International Fixed Income Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Class A shares or Class C shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C(1)
1 Year	$516	$297
3 Years	$886	$684
5 Years	$1,280	$1,197
10 Years	$2,380	$2,604

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C
1 Year	$516	$197
3 Years	$886	$684
5 Years	$1,280	$1,197
10 Years	$2,380	$2,604
(1)	The example for the Class C shares reflects the contingent deferred sales charge (“CDSC”) that would apply for redemptions of Class C shares within one year. For more information regarding the CDSC, please see the “Purchasing Shares” section of this Prospectus.

FORWARD INTERNATIONAL SMALL COMPANIES FUND

OBJECTIVE

The Forward International Small Companies Fund seeks to achieve long-term growth of capital. There is no guarantee that the Fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGY - INVESTING IN EQUITY SECURITIES OF COMPANIES WITH SMALL MARKET CAPITALIZATIONS LOCATED OUTSIDE THE UNITED STATES

The Forward International Small Companies Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of companies with small market capitalizations located outside the United States. This investment policy and the name of the Fund with respect to small companies may not be changed without at least 60 days’ prior written notice to shareholders. The Fund may invest up to 20% of its net assets plus borrowings for investment purposes, if any, in medium and large capitalization companies. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries.

A company generally will be considered to be located in a particular country if it meets one or more of the following criteria: (i) the issuer of the security is organized under the laws of, or maintains its principal place of business in, the country; or (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country, or it has at least 50% of its assets in the country. Emerging market countries are those identified as developing or emerging countries by the World Bank, International Finance Corporation or United Nations or countries not listed in the Morgan Stanley Capital International World Index. Currently, emerging market countries may include those in Latin America, Southeast Asia, Africa, Eastern Europe and the Middle East.

For the Fund, equity securities include common and preferred stocks, investment company shares, convertible debt securities, warrants, subscription rights and depositary receipts for foreign stocks.

The sub-advisor typically focuses its research on companies that are capitalized at less than $4 billion. The sub-advisor does not apply a strict minimum size test in determining which securities to purchase but rather looks to the liquidity of the security. As a result, the sub-advisor normally does not invest in companies with a market capitalization lower than $150 million, although it may do so.

The Fund’s sub-advisor uses a “bottom-up” approach to try to identify companies with outstanding investment potential. The objective is to identify approximately 120-130 top investment opportunities using a systematic approach to stock selection and portfolio construction. The selection process consists of three stages:

•	Research Short List
•	Primary Research
•	Stock Selection

FORWARD INTERNATIONAL SMALL COMPANIES FUND

The Fund’s sub-advisor screens more than 10,000 companies to obtain a list of candidates for the next stage using screening parameters and other inputs. The sub-advisor uses both an absolute measure of value, based on returns to equity investors, and a relative measure, based on return on capital employed.

At the primary research stage, the sub-advisor conducts a detailed review of the investment candidate. Topics covered include strategy, operations, internal controls and management. The sub-advisor also undertakes a thorough review of financial statements focusing on balance sheet strength, operating performance and valuation.

Finally, at the stock selection stage, the sub-advisor constructs the portfolio using a team approach. The Fund’s exposure is monitored at the regional, sector and stock level.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FORWARD INTERNATIONAL SMALL COMPANIES FUND?

As with any mutual fund investment, an investment in the Forward International Small Companies Fund may cause you to lose some or all of the money you invested. Because the securities in which the Fund invests may decrease in value, the net asset value of the Fund and the value of your investment may also decrease. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

•	Small Capitalization Stocks

Smaller companies may offer greater investment value than larger companies, but they present greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength.

•	Foreign Securities

Investments in foreign securities may present more risk than investing in U.S. securities because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, exit levies, a lack of adequate company information, less liquid and more volatile markets, a lack of government regulation and different legal systems. Investments in emerging markets involve even greater risks such as immature economic structures and less regulated trading environments.

•	Currency Transactions

If a security is denominated in a foreign currency, the value of the security fluctuates if there is a change in currency exchange rates or exchange control regulations. Adverse currency fluctuations will reduce the value of the Fund’s shares. Costs are incurred by the Fund in connection with conversions between currencies. Currency risks are greater in lesser-developed markets and can be unpredictably affected by external events. The sub-advisor is authorized to hedge against currency risks but is not required to do so and may choose not to do so because of the cost or for other reasons. In accordance with its investment philosophy, the Fund’s sub-advisor generally chooses not to hedge the Fund’s currency exposure.

FORWARD INTERNATIONAL SMALL COMPANIES FUND

•	Portfolio Turnover

The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains, which are taxed at ordinary income rates.

•	Common Stocks

The Fund invests in the equity securities of companies, which exposes the Fund and its shareholders to the risks associated with investing in common stocks. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services.

PERFORMANCE HISTORY

The following bar chart shows the annual total return of the Class A shares of the Fund for the years indicated, together with the best and worst quarters during those years. The returns do not reflect the Class A shares’ maximum 5.75% sales charge (load), which would reduce performance.

FORWARD INTERNATIONAL SMALL COMPANIES FUND

The accompanying table gives an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, ten years, as applicable, and since inception compare with those of a broad measure of market performance. The returns assume reinvestment of dividends and distributions. Past performance of the Fund (before and after taxes) is not necessarily an indication of future performance. Returns for the Class C shares are not presented because the Class C shares were not offered during the periods shown.

Best Quarter - December 31, 2006	13.97%
Worst Quarter - September 30, 2008	-23.97%

Average Annual Total Returns For the period ended December 31, 2008	1 Year	Since Inception
Forward International Small Companies Fund – Class A(1)
Return Before Taxes	-49.71%	-4.67%
Return After Taxes on Distributions(2)(3)	-49.72%	-5.82%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	-32.11%	-3.94%
MSCI EAFE Small Cap Index(4)	-46.78%	-5.75%
(1)	The Fund began offering Class A shares on May 2, 2005.
(2)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	After-tax returns reflect subsequent recharacterizations of distributions for Federal income tax purposes based on available information for the tax years 2005 and 2006. Recharacterizations include reclassification of distributions allowed by Federal tax law and reported to shareholders as capital gains, qualified dividend income, returns of capital and Section 1250 distributions, where applicable.
(4)	The MSCI EAFE Small Cap Index is an unmanaged, market-weighted index of small companies in developed markets, excluding the U.S. and Canada. Investors cannot invest directly in an index. The index figures do not reflect any deductions for fees, expenses or taxes.

FORWARD INTERNATIONAL SMALL COMPANIES FUND

FUND FEES AND EXPENSES

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward International Small Companies Fund.

Shareholder Fees

As an investor in Class A shares of the Fund, you will pay a maximum sales charge (load) on purchases equal to 5.75% of the offering price. As an investor in Class C shares of the Fund, you will not pay a sales charge on the purchase price. However, you will pay a deferred sales charge up to a maximum of 1% on shares held for less than one year after purchase.

Shareholder Fees: Fees paid directly from your investment	Class A	Class C
Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average daily net assets.

Annual Fund Operating Expenses: Expenses that are deducted from Fund assets	Class A	Class C
Management Fee	1.00%	1.00%
Distribution (12b-1) Fees(1)	0.35%	0.75%
Shareholder Services Fees(2)	0.20%	0.25%
Other Expenses(3)	0.25%	0.25%
Total Annual Fund Operating Expenses	1.80%	2.25%
(1)	The Fund has adopted Distribution Plans pursuant to which up to 0.35% of the Fund’s average daily net assets attributable to the Class A shares and up to 0.75% of the Fund’s average daily net assets attributable to the Class C shares may be used to pay distribution expenses.
(2)	The Fund has adopted a Shareholder Services Plan pursuant to which up to 0.20% of the average daily net assets attributable to the Class A shares and up to 0.25% of the Fund’s average daily net assets attributable to the Class C shares may be used to pay shareholder servicing fees.
(3)	Other Expenses for Class C shares are based on estimated amounts for the current fiscal year.

FORWARD INTERNATIONAL SMALL COMPANIES FUND

EXAMPLES

These Examples are intended to help you compare the costs of investing in the Forward International Small Companies Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Class A shares or Class C shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C(1)
1 Year	$747	$328
3 Years	$1,109	$703
5 Years	$1,493	$1,204
10 Years	$2,567	$2,581

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C
1 Year	$747	$228
3 Years	$1,109	$703
5 Years	$1,493	$1,204
10 Years	$2,567	$2,581
(1)	The example for the Class C shares reflects the contingent deferred sales charge (“CDSC”) that would apply for redemptions of Class C shares within one year. For more information regarding the CDSC, please see the “Purchasing Shares” section of this Prospectus.

FORWARD LARGE CAP EQUITY FUND

OBJECTIVE

The Forward Large Cap Equity Fund seeks to achieve high total return (capital appreciation and income). There is no guarantee that the Fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGY - INVESTING IN EQUITY SECURITIES OF COMPANIES WITH LARGE MARKET CAPITALIZATIONS

The Forward Large Cap Equity Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in common and preferred stock and securities convertible into common or preferred stock, of companies that have large capitalizations. This investment policy and the name of the Fund with respect to large cap equity securities may not be changed without at least 60 days’ prior written notice to shareholders. For purposes of the Fund, large capitalization companies include any company with a market capitalization equal to or greater than $5 billion. The Fund is a focused portfolio that typically holds 30-40 large capitalization equity securities.

The Fund’s investment strategy combines a disciplined investment process that consists of quantitative modeling techniques, fundamental analysis and risk management. By dynamically monitoring the risk/return profile of the Fund, the sub-advisor seeks to keep portfolio exposure to style and cap at appropriate levels. Security selection, which is the focus of the investment management process, seeks to position the Fund in large cap stocks exhibiting attractive earnings growth and valuation characteristics.

The sub-advisor regularly monitors the portfolio holdings. The sub-advisor will normally sell a stock, although the sub-advisor is not required to do so, when the stock exceeds predetermined valuation targets or when, in the sub-advisor’s opinion, it appears that fundamentals are not progressing as expected or are deteriorating.

FORWARD LARGE CAP EQUITY FUND

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FORWARD LARGE CAP EQUITY FUND?

As with any mutual fund investment, an investment in the Forward Large Cap Equity Fund may cause you to lose some or all of the money you invested. Because the securities in which the Fund invests may decrease in value, the net asset value of the Fund and the value of your investment may also decrease. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

•	Common Stocks

The Fund invests in the equity securities of companies, which exposes the Fund and its shareholders to the risks associated with investing in common stock. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its products or services.

FORWARD LARGE CAP EQUITY FUND

PERFORMANCE HISTORY

The following bar chart shows the annual total return of the Class A shares of the Fund for the years indicated, together with the best and worst quarters during those years. The returns do not reflect the Class A shares’ maximum 5.75% sales charge (load), which would reduce performance.

The accompanying table gives an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, ten years, as applicable, and since inception compare with those of a broad measure of market performance. The returns assume reinvestment of dividends and distributions. Past performance of the Fund (before and after taxes) is not necessarily an indication of future performance. Returns for Class C shares are not presented because the Class C shares were not offered during the periods shown.

Piedmont Investment Advisors, LLC has been the Fund’s sub-advisor since July 11, 2007. Performance figures shown below for periods before July 11, 2007 represent performance of the prior sub-advisors to the Fund.

Best Quarter - June 30, 2007	6.49%
Worst Quarter - December 31, 2008	-21.48%

FORWARD LARGE CAP EQUITY FUND

Average Annual Total Returns For the period ended December 31, 2008	1 Year	Since Inception
Forward Large Cap Equity Fund – Class A(1)
Return Before Taxes	-39.40%	-14.56%
Return After Taxes on Distributions(2)	-39.45%	-14.65%
Return After Taxes on Distributions and Sale of Fund Shares(2)	-25.54%	-12.19%
S&P 500 Index(3)	-36.99%	-15.92%
(1)	The Fund began offering Class A shares on October 31, 2006.
(2)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value-weighted index and one of the most widely used benchmarks of U.S. stock performance. Investors cannot invest directly in an index. The index figures do not reflect any deduction for fees, expenses or taxes.

FORWARD LARGE CAP EQUITY FUND

FUND FEES AND EXPENSES

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward Large Cap Equity Fund.

Shareholder Fees

As an investor in Class A shares of the Fund, you will pay a maximum sales charge (load) on purchases equal to 5.75% of the offering price. As an investor in Class C shares of the Fund, you will not pay a sales charge on the purchase price. However, you will pay a deferred sales charge up to a maximum of 1% on shares held for less than one year after purchase.

Shareholder Fees: Fees paid directly from your investment	Class A	Class C
Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average daily net assets.

Annual Fund Operating Expenses: Expenses that are deducted from Fund assets	Class A	Class C
Management Fee	0.80%	0.80%
Distribution (12b-1) Fees(1)	0.35%	0.75%
Shareholder Services Fees(2)	0.20%	0.25%
Other Expenses(3)	0.45%	0.45%
Total Annual Fund Operating Expenses	1.80%	2.25%
Fee Waiver(4)	-0.31%	-0.31%
Net Expenses	1.49%	1.94%
(1)	The Fund has adopted Distribution Plans pursuant to which up to 0.35% of the Fund’s average daily net assets attributable to the Class A shares and up to 0.75% of the Fund’s average daily net assets attributable to the Class C shares may be used to pay distribution expenses.
(2)	The Fund has adopted a Shareholder Services Plan pursuant to which up to 0.20% of the average daily net assets attributable to the Class A shares and up to 0.25% of the Fund’s average daily net assets attributable to the Class C shares may be used to pay shareholder servicing fees.
(3)	Other Expenses for Class C shares are based on estimated amounts for the current fiscal year.
(4)	The Fund’s investment advisor has contractually agreed to waive a portion of its fees and reimburse other expenses until April 30, 2010 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.49% and 1.94%, respectively. Pursuant to this agreement, the Fund will reimburse the investment advisor for any fee waivers and expense reimbursements made by the investment advisor, provided that any such reimbursements made by the Fund to the investment advisor will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

FORWARD LARGE CAP EQUITY FUND

EXAMPLES

These Examples are intended to help you compare the costs of investing in the Forward Large Cap Equity Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Class A shares or Class C shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C(1)
1 Year	$718	$297
3 Years	$1,080	$673
5 Years	$1,466	$1,176
10 Years	$2,543	$2,557

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C
1 Year	$718	$197
3 Years	$1,080	$673
5 Years	$1,466	$1,176
10 Years	$2,543	$2,557
(1)	The example for the Class C shares reflects the contingent deferred sales charge (“CDSC”) that would apply for redemptions of Class C shares within one year. For more information regarding the CDSC, please see the “Purchasing Shares” section of this Prospectus.

FORWARD LEGATO FUND

OBJECTIVE

The Forward Legato Fund seeks to achieve high total return. The Fund anticipates that its investment returns are likely to be in the form of capital appreciation rather than income, since small capitalization companies often do not pay regular dividends. There is no guarantee that the Fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGY - INVESTING IN EQUITY SECURITIES OF COMPANIES WITH MARKET CAPITALIZATIONS NO LARGER THAN $3 BILLION AT THE TIME OF INITIAL PURCHASE

The Forward Legato Fund invests primarily in the equity securities (common and preferred stock and securities convertible into common or preferred stock) of companies that have small market capitalizations and offer future growth potential. The Fund will invest at least 80% of its net assets plus borrowings for investment purposes, if any, in the common stock of companies with market capitalization no larger than $3 billion at the time of initial purchase. The Fund’s sub-advisors are not required to sell a stock for which the market capitalization exceeds $3 billion, although they may do so. The sub-advisors generally sell a security if the sub-advisor’s price target is met, the security becomes over-valued in the opinion of the sub-advisor, the company’s fundamentals change or if investment opportunities arise that, in the sub-advisor’s opinion, are better. The Fund may also invest up to 20% of its net assets plus borrowings for investment purposes, if any, in foreign investments. The Fund will not invest more than 5% of its net assets plus borrowings for investment purposes, if any, in foreign investments denominated in a foreign currency and will limit its investments in any single non-U.S. country to 5% of its net assets plus borrowings for investment purposes, if any.

The Fund employs a “multi-manager” approach whereby portions of the Fund are allocated by the investment advisor to different sub-advisors who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style Investment Managers - emphasize investments in equity securities of companies with above-average earnings growth prospects;

•	Value Style Investment Managers - emphasize investments in equity securities of companies that appear to be undervalued relative to their intrinsic value, based on earnings, book value, or cash flow;

•	Core Style Investment Managers - emphasize investments in equity securities of companies from the broad equity market rather than focusing on the growth or value segments of the market.

The Fund’s assets are currently allocated among three sub-advisors, each of which acts independently of the others and uses its own methodology to select portfolio investments. Netols Asset Management Inc. utilizes a value approach to investing. The process is bottom-up, with a focus on the inefficient and under-followed areas of the stock market. Stock selection reflects the belief that changes in the financial, organizational, or operational management of a company create significant opportunities for investment out-performance over time. Riverbridge Partners, LLC believes earnings power determines the value of a franchise. They focus on companies that are building their

FORWARD LEGATO FUND

earnings power and building the intrinsic value of the company over long periods of time. They invest in what the portfolio manager believes to be high-quality growth companies that demonstrate the ability to sustain strong secular earnings growth, regardless of overall economic conditions. Conestoga Capital Advisors, LLC utilizes a core investment strategy based upon three principles: 1) invest in well-managed companies capable of growing through multiple business cycles; 2) purchase companies at reasonable valuations relative to their internal growth rates; and 3) permit compounding of returns to generate superior long-term performance relative to the Russell 2000 Index. There is no assurance that each sub-advisor will be able to successfully identify securities in accordance with these strategies.

The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain money market funds. In addition to investing in such short-term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FORWARD LEGATO FUND?

As with any investment, an investment in the Fund may cause you to lose some or all of the money you invested. Because the securities in which the Fund invests may decrease in value, the net asset value of the Forward Legato Fund and the value of your investment may also decrease. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

•	Small Capitalization Stocks

Smaller companies may offer greater investment value, but they may present greater investment risks than investing in the securities of large companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength.

•	Portfolio Turnover

The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates.

•	Common Stocks

The Forward Legato Fund invests in the equity securities of companies, which exposes the Fund and its shareholders to the risks associated with investing in common stocks.

FORWARD LEGATO FUND

These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services.

•	Foreign Securities

Investments in foreign securities may present more risk than investing in U.S. securities because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, exit levies, a lack of adequate company information, less liquid and more volatile markets and a lack of government regulation. Investments in emerging markets involve even greater risks such as immature economic structures and different legal systems.

•	Multi-Manager Risk

Although Forward Management, LLC (“Forward Management”) monitors and seeks to coordinate the overall management of the Forward Legato Fund, each sub-advisor makes investment decisions independently, and it is possible that the investment styles of the sub-advisors may not complement one another. As a result, the Fund’s exposure to a given stock, industry or investment style could unintentionally be smaller or larger than if the Fund had a single manager.

PERFORMANCE HISTORY

The following bar chart shows the annual total return of the Class A shares of the Fund for the years indicated, together with the best and worst quarters during those years. The returns do not reflect the Class A shares’ maximum 5.75% sales charge (load), which would reduce performance.

FORWARD LEGATO FUND

The accompanying table gives an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, ten years, as applicable, and since inception compare with those of a broad measure of market performance. The returns assume reinvestment of dividends and distributions. Past performance of the Fund (before and after taxes) is not necessarily an indication of future performance. Returns for the Class C shares are not presented because the Class C shares were not offered during the periods shown.

Best Quarter - March 31, 2006	11.33%
Worst Quarter - December 31, 2008	-23.03%

Average Annual Total Returns For the period ended December 31, 2008	1 Year	Since Inception
Forward Legato Fund – Class A(1)
Return Before Taxes	-34.77%	-3.40%
Return After Taxes on Distributions(2)(3)	-35.08%	-4.02%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	-22.23%	-2.76%
Russell 2000 Index(4)	-33.79%	-4.17%
(1)	The Fund began offering Class A shares on April 1, 2005.
(2)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	After-tax returns reflect subsequent recharacterizations of distributions for Federal income tax purposes based on available information for the tax year 2005. Recharacterizations include reclassification of distributions allowed by Federal tax law and reported to shareholders as capital gains, qualified dividend income, returns of capital and Section 1250 distributions, where applicable.
(4)	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market. Investors cannot invest directly in the index. The index figures do not reflect any deduction for fees, expenses or taxes.

FORWARD LEGATO FUND

FUND FEES AND EXPENSES

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward Legato Fund.

Shareholder Fees

As an investor in Class A shares of the Fund, you will pay a maximum sales charge (load) on purchases equal to 5.75% of the offering price. As an investor in Class C shares of the Fund, you will not pay a sales charge on the purchase price. However, you will pay a deferred sales charge up to a maximum of 1% on shares held for less than one year after purchase.

Shareholder Fees: Fees paid directly from your investment	Class A	Class C
Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Forward Legato Fund’s assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average daily net assets.

Annual Fund Operating Expenses: Expenses that are deducted from Fund assets	Class A	Class C
Management Fee	1.00%	1.00%
Distribution (12b-1) Fees(1)	0.35%	0.75%
Shareholder Services Fees(2)	0.20%	0.25%
Other Expenses(3)	0.63%	0.63%
Total Annual Fund Operating Expenses	2.18%	2.63%
Fee Waiver(4)	-0.34%	-0.34%
Net Expenses	1.84%	2.29%
(1)	The Fund has adopted Distribution Plans pursuant to which up to 0.35% of the Fund’s average daily net assets attributable to the Class A shares and up to 0.75% of the Fund’s average daily net assets attributable to the Class C shares may be used to pay distribution expenses.
(2)	The Fund has adopted a Shareholder Services Plan pursuant to which up to 0.20% of the average daily net assets attributable to the Class A shares and up to 0.25% of the Fund’s average daily net assets attributable to the Class C shares may be used to pay shareholder servicing fees.
(3)	Other Expenses for Class C shares are based on estimated amounts for the current fiscal year.
(4)	The Fund’s investment advisor has contractually agreed to waive a portion of its fees and reimburse other expenses until April 30, 2010 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.84% and 2.29%, respectively. Pursuant to this agreement, the Fund will reimburse the investment advisor for any fee waivers and expense reimbursements made by the investment advisor, provided that any such reimbursements made by the Fund to the investment advisor will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

FORWARD LEGATO FUND

EXAMPLE

These Examples are intended to help you compare the costs of investing in the Forward Legato Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Class A shares or Class C shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C(1)
1 Year	$751	$332
3 Years	$1,187	$785
5 Years	$1,647	$1,364
10 Years	$2,916	$2,934

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C
1 Year	$751	$232
3 Years	$1,187	$785
5 Years	$1,647	$1,364
10 Years	$2,916	$2,934
(1)	The example for the Class C shares reflects the contingent deferred sales charge (“CDSC”) that would apply for redemptions of Class C shares within one year. For more information regarding the CDSC, please see the “Purchasing Shares” section of this Prospectus.

FORWARD LONG/SHORT CREDIT ANALYSIS FUND

OBJECTIVE

The Forward Long/Short Credit Analysis Fund seeks to maximize total return (capital appreciation and income). There is no guarantee that the Fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGY - LONG/SHORT CREDIT ANALYSIS

The Forward Long/Short Credit Analysis Fund seeks to achieve its investment objective by investing primarily in a non-diversified portfolio of municipal bonds, corporate bonds, notes and other debentures, U.S. Treasury and Agency securities, sovereign debt, emerging market debt, floating rate or zero coupon securities and non-convertible preferred securities that are actively traded in the public markets. The Fund may also invest a substantial portion of its assets in interest rate swaps, credit default swaps, total return swaps, futures and options and other derivative instruments. The value of a derivative instrument “derives” from the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. The Fund may invest in derivatives both for hedging purposes and in an attempt to achieve investment returns consistent with the Fund’s investment objective. These instruments include options, futures contracts, forward currency contracts, swap agreements (including, but not limited to, interest rate swaps, credit default swaps and total return swaps) and similar instruments. The Fund’s sub-advisor may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed. There is limited consensus as to what constitutes a “derivative.” For the Fund’s purposes, derivatives also include specially structured types of mortgage and asset-backed securities and dollar-denominated securities whose values are linked to foreign currencies. The Fund’s ability to use derivatives may be limited by certain regulatory and tax considerations.

The Fund will be actively managed and will seek to maximize total rate of return and minimize investment risk using a credit-based, relative value investment strategy. The Fund will seek to deliver uncorrelated returns versus other investment alternatives and asset classes by taking advantage of relative value, cross-over trading opportunities and market anomalies and inefficiencies across a wide array of the credit risk markets.

The Fund uses a “credit long/short” investment strategy based on credit assessments of individual issues and sectors, rather than relying on a forecast of the future direction of interest rates. This investment strategy also incorporates certain “relative value” elements. The Fund’s sub-advisor will screen various sectors in order to attempt to locate undervalued and overlooked opportunities, as well as to attempt to exploit certain arbitrage opportunities among the various fixed income markets. The Fund’s sub-advisor expects to express positive views on specific credits by taking long positions in cash bonds and/or selling credit default swaps and negative views on specific credits by taking short positions in cash bonds and/or purchasing credit default swaps. The Fund’s short positions may equal up to 100% of the Fund’s net asset value, and it is possible that at certain times, the Fund may be approximately “100% short.” A short sale is a transaction in which the Fund sells a security it does not own (and that it borrows) in anticipation that the market price of that security will decline. When the Fund sells a security short, it incurs an obligation to replace the security borrowed at whatever its price may be at the time it purchases the security for delivery to the securities lender. The Fund

FORWARD LONG/SHORT CREDIT ANALYSIS FUND

will realize a gain if, at that time, the price of the security is less than the price of the security when it was sold short, and will realize a loss if, at that time, the price of the security is greater than the price of the security when it was sold short.

The sub-advisor may at any time position Fund investments in any industry sector, although the Fund will not invest more than 25% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in any one industry sector.

To the extent deemed by the Fund’s sub-advisor to be consistent with the objective of maximizing total return, the Fund may invest without limit in federally tax-exempt municipal bonds.

The Fund may invest in debt securities rated investment grade and below investment grade, including certain “unrated” securities, which may include private placements and restricted securities. Securities rated in the “Baa” category or above by Moody’s Investors Service (“Moody’s”), or “BBB” category or above by Standard & Poor’s Corporation (“S&P”), or Fitch Investors Service (“Fitch”), or comparable unrated securities are referred to as investment grade securities. Securities rated below investment grade and comparable unrated securities are often referred to as “high yield” or “junk” bonds. The Fund may invest its assets (including borrowings for investment purposes and proceeds from short selling, if any) in below investment grade securities without restriction. The Fund may take positions in debt securities that rank junior to other outstanding securities and obligations of an issuer, all or a significant portion of which may be secured by substantially all of that issuer’s assets. The Fund may take positions in debt securities that are not protected by financial covenants or limitations on additional indebtedness. The Fund may invest in securities that are moral obligations of issuers or subject to appropriations. In such situations, the Fund will be subject to additional credit and liquidity risks. The Fund may invest in debt securities of any maturity.

The Fund will seek to control risk by hedging portfolio risk through both long and short positions, based on individual credit evaluations, as well as by engaging in certain strategies such as interest rate swaps, credit default swaps, total return swaps, futures and options to hedge the portfolio’s interest rate risk. However, there is no assurance that any hedging techniques employed by the Fund’s sub-advisor will be successful or that hedging strategies will be available if sought by the Fund’s sub-advisor. The Fund may also engage in such strategies in an attempt to achieve the Fund’s investment objective.

The Fund may also engage in borrowing for cash management purposes or for investment purposes, in order to increase its holdings of portfolio securities and/or to collateralize short sale positions.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FORWARD LONG/SHORT CREDIT ANALYSIS FUND?

As with any mutual fund investment, an investment in the Forward Long/Short Credit Analysis Fund may cause you to lose some or all of the money you invested. Because the securities in which the Fund invests may decrease in value and the Fund’s short selling and borrowing activities and other investment techniques may cause losses to the Fund,

FORWARD LONG/SHORT CREDIT ANALYSIS FUND

the net asset value of the Fund and the value of your investment may also decrease. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

•	Nature of Investments

Subject to the Fund’s investment policies, the sub-advisor has broad discretion in making investments for the Fund. The Fund’s investments generally consist of municipal bonds, corporate bonds and other fixed income securities that may be affected by business, financial market or legal uncertainties. There can be no assurance that the sub-advisor will correctly evaluate the nature and magnitude of the various factors that could affect the value of and return on investments or on the results of short selling or borrowing activity. Prices of investments may be volatile, and a variety of factors that are inherently difficult to predict, such as domestic or international economic and political developments, may significantly affect the results of the Fund’s activities and the value of its investments. In addition, the value of the Fund’s portfolio may fluctuate as the general level of interest rates fluctuates.

•	Debt Securities

Debt securities in which the Fund may invest are subject to several types of investment risk. They may have market or interest rate risk, which means their value will be affected by fluctuations in the prevailing interest rates. Bonds are subject to the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of the Fund’s investments in bonds. Investments in these types of securities pose the risk that the sub-advisor’s forecast of the direction of interest rates might be incorrect. Usually, the longer the remaining maturity of a debt security is, the greater the effect interest rate changes have on its market value.

There may be credit risk, which is a risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity. The credit quality of a bond or fixed-income holding could deteriorate as a result of a bankruptcy or extended losses. There is no guarantee that the U.S. government will support certain Federal agency or government-sponsored entity securities and, accordingly, these securities involve a risk of non-payment of principal and interest.

Call or income risk exists with corporate bonds during periods of falling interest rates because of the possibility that securities with high interest rates will be prepaid or “called” by the issuer before they mature. The Fund would have to reinvest the proceeds at a possibly lower interest rate. The Fund may also be subject to event risk, which is the possibility that corporate debt securities held by the Fund may suffer a substantial decline in credit quality and market value if the issuer restructures.

•	Lower-Rated Debt Securities

Securities rated below investment grade and comparable unrated securities are often referred to as “high yield” or “junk” bonds. Investing in lower-rated securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk. Although they may offer higher yields than higher-rated securities, high-risk, low-rated debt securities and comparable unrated debt securities generally involve greater volatility of price and risk of principal and

FORWARD LONG/SHORT CREDIT ANALYSIS FUND

income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low-rated and comparable unrated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish the Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low-rated or unrated debt securities may also make it more difficult for the Fund to obtain accurate market quotations for the purposes of valuing their portfolios.

Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of the Fund to achieve its investment objective may, to the extent of investment in low-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher-rated securities. The use of credit ratings as the sole method of evaluating lower-rated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of lower-rated securities. In addition, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was most recently rated.

•	Municipal Bonds

If the Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). If the Fund does not have at least 50% of its assets invested in tax-exempt municipal obligations at the end of any quarter of its tax year, the Fund would not be able to designate any tax-exempt dividends for such year and any distributions of net interest from tax-exempt obligations would generally be taxable to shareholders. There is no assurance that the Fund will invest at least 50% of its assets in tax-exempt municipal bonds. The Fund will not be managed to qualify a specified portion of its distributions as tax-exempt.

It should also be noted that interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If a tax-exempt shareholder invests in the Fund they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. In addition, if the Fund invests less than 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in federally tax-exempt municipal bonds, which may be the case from time to time, no portion of the Fund’s distributions would be designated as tax-exempt dividends.

Generally, municipal bonds are issued as general obligations of a state or local government that are secured by the issuer’s taxing power, or as revenue bonds that are secured by user fees and other revenues pledged to pay debt service on such bonds. The major portion of municipal bonds are issued to fund public projects, including economic development, education, electric power, healthcare, housing, transportation, water and sewer and pollution control.

FORWARD LONG/SHORT CREDIT ANALYSIS FUND

In addition, U.S. Federal tax law has enabled governmental issuers to issue billions of dollars of tax-exempt municipal bonds on behalf of certain corporate entities for various qualified purposes. Corporate-backed municipal bonds are typically issued as limited obligations of a governmental issuer payable from revenues derived pursuant to a loan, lease, installment sale or financing agreement with a corporate entity (including, but not limited to, such entities as airlines, electric utilities, healthcare facilities and industrials). Such bonds are typically treated as a long-term debt on a parity with senior unsecured bonds issued by such corporate entity, except that interest payable on corporate-backed municipal bonds is federally tax exempt. Subject to certain requirements, the Fund may be permitted to pass through to its shareholders the interest earned on municipal bonds as federally tax exempt interest dividends. For more information see “DIVIDENDS AND TAXES”. In addition, corporate credits in the municipal bond market generally trade at a higher pre-tax yield than an equivalent corporate credit in the corporate bond market and, therefore, it is possible for investments in corporate-backed municipal bonds to achieve higher relative returns than comparable investments in corporate bonds.

•	Tax Reform Risk

As the Fund will purchase the debt securities of municipal issuers, changes or proposed changes in federal tax laws could impact the value of those securities. Of particular concern would be large changes in marginal income tax rates or the elimination of the tax preference for municipal interest income versus currently taxable interest income. Also, the failure or possible failure of such debt issuances to qualify for tax exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund’s portfolio and such a failure could also result in additional taxable income to the Fund and/or shareholders. In addition, the municipal market is a fragmented market that is very technically driven. There can be regional variations in economic conditions or supply-demand fundamentals. Although the Fund may engage in short selling of municipal bonds and may enter into repurchase agreements for municipal bonds, due to operational and/or investment considerations, such activity may be infrequent and the Fund may not engage in such transactions. Any interest or other expenses incurred for the purchase of municipal bonds cannot be deducted. Bonds issued by municipalities must be held by beneficial owners for their interest to be treated as tax exempt. The municipal market is predominantly a retail buyer driven market. For these reasons, the municipal bond market is subject to very different supply-demand fundamentals than corporate markets. Public information in the municipal market is also less available than in other markets, increasing the difficulty of evaluating and valuing securities. As opposed to the majority of municipal bonds outstanding, a portion of the municipal bonds held by the Fund may be secured by payments to be made by private companies and changes in market conditions affecting such bonds, including the downgrade of a private company obligated to make such payments, could have a negative impact on the value of Fund holdings, the municipal market generally, or the Fund’s performance.

•	Derivatives

Some of the instruments in which the Fund may invest may be referred to as “derivatives,” because their value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward

FORWARD LONG/SHORT CREDIT ANALYSIS FUND

currency contracts, swap agreements and similar instruments. There is limited consensus as to what constitutes a “derivative.”

Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled.

The Fund may utilize derivatives for hedging purposes and to attempt to achieve investment returns. The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Use of derivatives may result in certain additional transaction costs that may reduce a Fund’s performance. In addition, where derivatives are used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged. Because the markets for certain derivative instruments are relatively new, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes and there can be no assurance that a particular derivative position will be available when sought by the Fund’s sub-advisor or, if available, that such techniques will be utilized by the sub-advisor. Certain derivatives may create a risk of loss greater than the amount invested. The market value of derivative instruments and securities sometimes is more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. The Fund’s sub-advisor takes these risks into account in its management of the Fund.

Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative may be difficult to purchase or sell and the sub-advisor may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative), and interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Investing in a particular derivative product requires an understanding of both the underlying instrument and the derivative itself without being able to observe the performance of the derivative under all possible market conditions. Finally, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Derivative instruments are also subject to the risk that the

FORWARD LONG/SHORT CREDIT ANALYSIS FUND

market value of an instrument will change to the detriment of the Fund. If the sub-advisor inaccurately forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives, the Fund might have been in a better position if it had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other investments held by the Fund. The Fund may also have to buy or sell a security at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

A further description of these and other derivative instruments that the Fund may use are described in the Statement of Additional Information (“SAI”).

•	Short Sales

The Fund’s use of short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of the Fund. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities or the price of the security is otherwise rising, a “short squeeze” could occur, causing the security’s price to rise and making it more likely that the Fund will have to cover its short position at an unfavorable price. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party) adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile. In rising securities markets, the Fund’s risk of loss related to short selling will be greater than in declining securities markets. Over time, securities markets have risen more often than they have declined.

Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition.

•	Borrowing

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of the Fund. Borrowing will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of

FORWARD LONG/SHORT CREDIT ANALYSIS FUND

maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceeds the cost of borrowing, the use of leverage will diminish the investment performance of the Fund. Successful use of borrowing depends on the sub-advisor’s ability to correctly predict interest rates and market movements, and there is no assurance that the use of borrowing will be successful. Capital raised through leverage will be subject to interest costs, which could exceed the income and appreciation on the securities purchased with the proceeds of the leverage. The Fund may also be required to pay fees in connection with borrowings (such as loan syndication fees or commitment and administrative fees in connection with a line of credit), and it might be required to maintain minimum average balances with a bank lender, either of which would increase the cost of borrowing over the stated interest rate.

Some of the Fund’s portfolio securities may also be leveraged and will therefore be subject to the leverage risks described above. This additional leverage may, under certain market conditions, reduce the net asset value of the Fund.

•	Portfolio Turnover

As a result of the Fund’s investment strategies, the Fund may experience a high portfolio turnover rate (100% or more). High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns) for the Fund and increased realized gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws. However, the calculation of the Fund’s portfolio turnover rate excludes purchases and sales of short positions. Consequently, the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

•	Non-Diversification

The Fund is a non-diversified fund, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. The Fund must, however, comply with tax diversification regulations, which require it to be diversified at each quarter end with respect to at least half of its assets.

As a “non-diversified” mutual fund, the Fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

PERFORMANCE HISTORY

The Fund’s Class C shares have not commenced operations as of the date of this Prospectus. The Fund’s Investor Class shares and Institutional Class shares, which are not offered in this Prospectus and commenced operations on May 1, 2008, do not have a full calendar year of investment return. Once the Fund has performance for at least once calendar year, a bar chart and performance table will be included in the Prospectus.

FORWARD LONG/SHORT CREDIT ANALYSIS FUND

FUND FEES AND EXPENSES

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward Long/Short Credit Analysis Fund.

Shareholder Fees

As an investor in Class C Shares of the Fund, you will not pay a sales charge on the purchase price. However, you will pay a deferred sales charge up to a maximum of 1% on shares held for less than one year after purchase.

Shareholder Fees: Fees paid directly from your investment	Class C
Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s average daily net assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average net assets.

Annual Fund Operating Expenses: Expenses that are deducted from Fund assets	Class C
Management Fees	1.50%
Distribution (12b-1) Fees(1)	0.75%
Shareholder Services Fees(2)	0.25%
Other Expenses(3)	0.96%
Interest Expense on Short Sales	3.56%
Total Other Expenses	4.52%
Acquired Fund Fees and Expenses(4)	0.01%
Total Annual Fund Operating Expenses	7.03%
Fee Waiver(5)	-0.91%
Net Expenses	6.12%
(1)	The Fund has adopted a Distribution Plan pursuant to which up to 0.75% of the Fund’s average daily net assets attributable to the Class C shares may be used to pay distribution expenses.
(2)	The Fund has adopted a Shareholder Services Plan pursuant to which up to 0.25% of the Fund’s average daily net assets attributable to the Class C shares may be used to pay shareholder servicing fees.
(3)	Other Expenses for Class C shares are based on estimated amounts for the current fiscal year.
(4)	The Fund indirectly bears a pro rata share of the fees and expenses of each exchange-traded fund or other investment company in which it invests. Since “Acquired Fund Fees and Expenses” are not directly borne by the Fund, they are not reflected in the Fund’s financial statements, and therefore information presented in the Annual Fund Operating Expenses table will differ from that presented in the Financial Highlights.
(5)	The Fund’s investment advisor has contractually agreed to waive a portion of its fees and reimburse other expenses until April 30, 2010 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.55%. Pursuant to this agreement, the Fund will reimburse the investment advisor for any fee waivers and expense reimbursements made by the investment advisor, provided that any such reimbursements made by the Fund to the investment advisor will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

FORWARD LONG/SHORT CREDIT ANALYSIS FUND

EXAMPLES

These Examples are intended to help you compare the costs of investing in the Forward Long/Short Credit Analysis Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Class C shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

Class C(1)
1 Year	$709
3 Years	$1,972
5 Years	$3,282
10 Years	$6,340

You would pay the following expenses if you did not redeem your shares:

Class C
1 Year	$609
3 Years	$1,972
5 Years	$3,282
10 Years	$6,340
(1)	The example for the Class C shares reflects the contingent deferred sales charge (“CDSC”) that would apply for redemptions of Class C shares within one year. For more information regarding the CDSC, please see the “Purchasing Shares” section of this Prospectus.

FORWARD MINI-CAP FUND

OBJECTIVE

The Forward Mini-Cap Fund seeks to achieve high total return. The Fund anticipates that its investment returns are likely to be in the form of capital appreciation rather than income, since small capitalization companies often do not pay regular dividends. There is no guarantee that the Fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGY - INVESTING IN EQUITY SECURITIES OF COMPANIES WITH MARKET CAPITALIZATIONS NO LARGER THAN $1 BILLION

The Forward Mini-Cap Fund invests primarily in the equity securities (common and preferred stock and securities convertible into common or preferred stock) of companies that have small market capitalizations and offer future growth potential. The Fund will invest at least 80% of its net assets plus borrowings for investment purposes, if any, in the common stock of companies with market capitalization no larger than $1 billion at the time of initial purchase. This investment policy and the name of the Fund with respect to mini-cap securities may not be changed without at least 60 days’ prior written notice to shareholders. The sub-advisor is not required to sell a stock for which the market capitalization exceeds $1 billion although it may do so. The sub-advisor generally sells a security if the sub-advisor’s price target is met, the security becomes over-valued in the opinion of the sub-advisor, the company’s fundamentals change or if investment opportunities arise that, in the sub-advisor’s opinion, are better.

There are no limits on the types of equity securities that may be purchased so long as they are publicly traded. Securities may be issued by companies located in the United States or in any other country and may include securities issued by governments or their agencies and instrumentalities. The Fund may invest up to 20% of its net assets plus borrowings for investment purposes, if any, in foreign investments and may invest up to 5% of its net assets plus borrowings for investment purposes, if any, in securities of companies located in emerging markets. The sub-advisor has broad discretion to identify and invest in companies located in countries it considers to qualify as emerging markets. However, an emerging market company will generally be considered to be one located in any country that is defined as an emerging or developing economy by any of the following: the International Bank for Reconstruction and Development (e.g., the World Bank), including its various offshoots, such as the International Finance Corporation, or the United Nations or its authorities. The Fund will not invest more than 5% of its net assets plus borrowings for investment purposes, if any, in foreign securities denominated in a foreign currency and will limit its investments in any single non-U.S. country to 5% of its net assets plus borrowings for investment purposes, if any.

Securities purchased by the Fund may be listed or unlisted in the markets where they trade and may be issued by companies in various industries, with various levels of market capitalization.

In making its investments, the Fund’s sub-advisor seeks out companies with characteristics such as significant potential for future growth in earnings, ability to compete in its business, a clearly defined business focus, strong financial health and management ownership. The sub-advisor attempts to locate out of favor and undiscovered companies and industries that are selling at low relative valuations. The sub-advisor’s investment

FORWARD MINI-CAP FUND

process focuses on specific companies but also takes into account the overall economic environment and specific industry sector or developments.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FORWARD MINI-CAP FUND?

As with any mutual fund investment, an investment in the Fund may cause you to lose some or all of the money you invested. Because the securities in which the Fund invests may decrease in value, the net asset value of the Fund and the value of your investment may also decrease. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

•	Small Capitalization Stocks

Smaller companies may offer greater investment value, but they may present greater investment risks than investing in the securities of large companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength.

•	Portfolio Turnover

The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates.

•	Common Stocks

The Fund invests in the equity securities of companies, which exposes the Fund and its shareholders to the risks associated with investing in common stocks. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services.

•	Foreign Securities

Investments in foreign securities may present more risk than investing in U.S. securities because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, exit levies, a lack of adequate company information, less liquid and more volatile markets and a lack of government regulation. Investments in emerging markets involve even greater risks such as immature economic structures and different legal systems.

FORWARD MINI-CAP FUND

PERFORMANCE HISTORY

The following bar chart shows the annual total return of the Investor Class shares, which are not offered in this Prospectus, of the Fund for the years indicated, together with the best and worst quarters during those years. Returns of the Investor Class shares are shown because Class A and Class C shares were not offered during the period shown. Investor Class shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Investor Class shares is lower than the estimated expense ratio of the Class A and Class C shares. Accordingly, performance would have been lower if Class A or Class C share expenses were reflected. In addition, the returns do not reflect the Class A shares’ maximum 5.75% sales charge (load), which would reduce performance.

The accompanying table gives an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years, as applicable, and since inception compare with those of a broad measure of market performance. The returns assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of future performance.

Best Quarter - June 30, 2003	22.49%
Worst Quarter - December 31, 2008	-25.59%

FORWARD MINI-CAP FUND

Average Annual Total Returns For the period ended December 31, 2008	1 Year	5 Years	Since Inception
Forward Mini-Cap Fund – Investor Class(1)
Return Before Taxes	-35.30%	-1.74%	4.71%
Return After Taxes on Distributions(2)(3)	-35.48%	-2.75%	3.74%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	-22.95%	-1.69%	3.83%
Russell 2000 Index(4)	-33.79%	-0.93%	5.83%
(1)	The Fund began offering Investor Class shares on January 1, 2003.
(2)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	After-tax returns reflect subsequent recharacterizations of distributions for Federal income tax purposes based on available information for the tax years 2003, 2004 and 2005. Recharacterizations include reclassification of distributions allowed by Federal tax law and reported to shareholders as capital gains, qualified dividend income, returns of capital and Section 1250 distributions, where applicable.
(4)	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market. Investors cannot invest directly in the index. The index figures do not reflect any deduction for fees, expenses or taxes.

FORWARD MINI-CAP FUND

FUND FEES AND EXPENSES

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward Mini-Cap Fund.

Shareholder Fees

As an investor in Class A shares of the Fund, you will pay a maximum sales charge (load) on purchases equal to 5.75% of the offering price. As an investor in Class C shares of the Fund, you will not pay a sales charge on the purchase price. However, you will pay a deferred sales charge up to a maximum of 1% on shares held for less than one year after purchase.

Shareholder Fees: Fees paid directly from your investment	Class A	Class C
Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average daily net assets.

Annual Fund Operating Expenses: Expenses that are deducted from Fund assets	Class A	Class C
Management Fee	1.05%	1.05%
Distribution (12b-1) Fees(1)	0.35%	0.75%
Shareholder Services Fees(2)	0.20%	0.25%
Other Expenses(3)	0.47%	0.47%
Total Annual Fund Operating Expenses	2.07%	2.52%
(1)	The Fund has adopted Distribution Plans pursuant to which up to 0.35% of the Fund’s average daily net assets attributable to the Class A shares and up to 0.75% of the Fund’s average daily net assets attributable to the Class C sharess may be used to pay distribution expenses.
(2)	The Fund has adopted a Shareholder Services Plan pursuant to which up to 0.20% of the Fund’s average daily net assets attributable to the Class A shares and up to 0.25% of the Fund’s average daily net assets attributable to the Class C shares may be used to pay shareholder servicing fees.
(3)	Other Expenses are based on estimated amounts for the current fiscal year.

FORWARD MINI-CAP FUND

EXAMPLES

These Examples are intended to help you compare the costs of investing in the Forward Mini-Cap Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Class A shares or Class C shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C(1)
1 Year	$773	$355
3 Years	$1,186	$784
5 Years	$1,624	$1,340
10 Years	$2,834	$2,852

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C
1 Year	$773	$255
3 Years	$1,186	$784
5 Years	$1,624	$1,340
10 Years	$2,834	$2,852
(1)	The example for the Class C shares reflects the contingent deferred sales charge (“CDSC”) that would apply for redemptions of Class C shares within one year. For more information regarding the CDSC, please see the “Purchasing Shares” section of this Prospectus.

FORWARD REAL ESTATE FUND

OBJECTIVE

The Forward Real Estate Fund (formerly the Forward Progressive Real Estate Fund) seeks income with capital appreciation as a secondary goal. There is no guarantee that the Fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGY - INVESTING IN EQUITY SECURITIES OF REAL ESTATE-FOCUSED COMPANIES

The Forward Real Estate Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in securities of real estate companies. This investment policy and the name of the Fund with respect to real estate-focused equity securities may not be changed without at least 60 days’ prior written notice to shareholders. Under normal conditions, the Fund expects to invest principally in common stock and units of beneficial interest of real estate investment trusts (REITs), preferred stock, rights to purchase common stock and securities which may convert into common stock of real estate companies. The Fund may invest in securities of real estate companies of any market capitalization. If market conditions warrant, the Fund may invest in debt securities issued or guaranteed by real estate companies, which may be of any maturity or credit quality.

For the purpose of the Fund, a real estate company is one that derives at least 50% of its revenue from real estate related activities or has at least 50% of its net assets plus borrowings for investment purposes, if any, in real estate. Other than REITs, most real estate companies do not pay dividends at a meaningful level. The Fund’s sub-advisor expects that the Fund’s investment in real estate companies will be directed toward REITs and other real estate operating companies that generally pay higher dividends relative to the stock market as a whole.

A REIT is a company that primarily owns and operates income-producing real estate, such as apartments, shopping centers, offices and warehouses. A REIT is legally required to pay virtually all of its taxable income to its shareholders each year, and REITs were created as a means for average investors to access investments in large commercial properties through pooling arrangements, much like mutual funds. Income from REITs is produced through commercial real estate ownership and finance. The Fund primarily invests in equity REITs which are REITs that own real estate and whose revenues come principally from rent.

The sub-advisor conducts fundamental analysis to select the universe of investments for the Fund. The sub-advisor generally tracks real estate supply and demand across the United States by separating the country into eight geographic regions and then further into major metropolitan markets within those regions. Within each region, the sub-advisor compiles a profile of supply and demand factors including: (1) vacancy rates by property type; (2) visible supply of new property based on building permit activity; (3) regional population, job and economic growth; and (4) local trends in rental and property capitalization rates. The sub-advisor uses this data to determine which property types in which regions appear to be most favorably poised to outperform similar properties in other regions. The sub-advisor then proceeds to select investments that attempt to take advantage of those factors.

FORWARD REAL ESTATE FUND

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FORWARD REAL ESTATE FUND?

As with any investment, an investment in the Forward Real Estate Fund may cause you to lose some or all of the money you invested. Because the securities in which the Fund invests may decrease in value, the net asset value of the Fund and the value of your investment may also decrease. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

•	Real Estate Securities and REIT Risks

Because the Forward Real Estate Fund concentrates its investments on opportunities in the real estate industry, the Fund has certain risks associated with investments in entities focused on real estate activities.

The organizational documents of a REIT may give the trust’s sponsors the ability to control the operation of the real estate investment trust even though another person or entity could own a majority of the interests of the trust. These trusts may also contain provisions which would delay or make a change in control of the real estate investment trust difficult. In addition, the performance of these types of investments can be affected by changes in the tax laws or failure to qualify for tax-free pass-through of income as well as events affecting the value of real estate.

The Fund is also subject to the risks associated with direct ownership of real estate. Real estate values can fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants and increases in interest rates. The value of equities that service the real estate business sector may also be affected by such risks.

•	Small Capitalization Stocks

Smaller companies may offer greater investment value than larger companies, but they present greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength.

•	Common Stocks

The Forward Real Estate Fund invests in the equity securities of companies, which exposes the Fund and its shareholders to the risks associated with investing in common stock. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services.

FORWARD REAL ESTATE FUND

•	Debt Securities

Debt securities in which the Fund may invest are subject to several types of investment risk. They may have market or interest rate risk, which means their value will be affected by fluctuations in the prevailing interest rates. Bonds are subject to the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of the Fund’s investments in bonds. Investments in these types of securities pose the risk that the sub-advisor’s forecast of the direction of interest rates might be incorrect. Usually, the longer the remaining maturity of a debt security is, the greater the effect interest rate changes have on its market value.

There may be credit risk, which is a risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity. The credit quality of a bond or fixed-income holding could deteriorate as a result of a bankruptcy or extended losses. There is no guarantee that the U.S. government will support certain Federal agency or government-sponsored entity securities and, accordingly, these securities involve a risk of non-payment of principal and interest.

Call or income risk exists with corporate bonds during periods of falling interest rates because of the possibility that securities with high interest rates will be prepaid or “called” by the issuer before they mature. The Fund would have to reinvest the proceeds at a possibly lower interest rate. The Fund may also be subject to event risk, which is the possibility that corporate debt securities held by the Fund may suffer a substantial decline in credit quality and market value if the issuer restructures.

•	Non-Diversification

The Fund is a non-diversified fund, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. The Fund must, however, comply with tax diversification regulations, which require it to be diversified at each quarter end with respect to at least half of its assets.

As a “non-diversified” mutual fund, the Fund has the ability to invest a larger percentage of its assets in the stock of a smaller number of companies than a “diversified” fund. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

PERFORMANCE HISTORY

The following bar chart shows the annual total return of the Investor Class shares, which are not offered in this Prospectus, of the Fund for the years indicated, together with the best and worst quarters during those years. Returns of the Investor Class shares are shown because Class A and Class C shares were not offered during the periods shown. Investor Class shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Investor Class shares is lower than the estimated expense ratio of the Class A and Class C shares. Accordingly, performance would have been lower if Class A or Class C share expenses were reflected. In addition, the returns do not reflect the Class A shares’ maximum 5.75% sales charge (load), which would reduce performance.

FORWARD REAL ESTATE FUND

The accompanying table gives an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years, as applicable and since inception compare with those of a broad measure of market performance. The returns assume reinvestment of dividends and distributions. Past performance of the Fund (before and after taxes) is not necessarily an indication of future performance.

Best Quarter - December 31, 2004	15.22%
Worst Quarter - December 31, 2008	-38.32%

Average Annual Total Returns For the period ended December 31, 2008	1 Year	5 Years	Since Inception
Forward Real Estate Fund – Investor Class(1)
Return Before Taxes	-38.88%	-0.91%	5.41%
Return After Taxes on Distributions(2)(3)	-40.30%	-2.64%	3.71%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	-25.70%	-0.52%	4.40%
S&P 500 Index(4)	-36.99%	-2.20%	2.31%
FTSE NAREIT Equity REITs Index(4)	-37.73%	0.91%	7.29%
(1)	The Fund began offering Investor Class shares on May 10, 1999.
(2)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	After-tax returns reflect subsequent recharacterizations of distributions for Federal income tax purposes based on available information for the tax years 2003, 2004, months of January through May and December 2005 and tax year 2006. Recharacterizations include reclassification of distributions allowed by Federal tax law and reported to shareholders as capital gains, qualified dividend income, returns of capital and Section 1250 distributions, where applicable.
(4)	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value-weighted index and one of the most widely used benchmarks of U.S. stock performance. The FTSE NAREIT Equity REITs Index is representative of the tax-qualified REITs listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market. Investors cannot invest directly in an index. The index figures do not reflect any deduction for fees, expenses or taxes.

FORWARD REAL ESTATE FUND

FUND FEES AND EXPENSES

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward Real Estate Fund.

Shareholder Fees

As an investor in Class A shares of the Fund, you will pay a maximum sales charge (load) on purchases equal to 5.75% of the offering price. As an investor in Class C shares of the Fund, you will not pay a sales charge on the purchase price. However, you will pay a deferred sales charge up to a maximum of 1% on shares held for less than one year after purchase.

Shareholder Fees: Fees paid directly from your investment	Class A	Class C
Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average daily net assets.

Annual Fund Operating Expenses: Expenses that are deducted from Fund assets	Class A	Class C
Management Fee	0.85%	0.85%
Distribution (12b-1) Fees(1)	0.25%	0.75%
Shareholder Services Fees(2)	0.00%	0.25%
Other Expenses(3)	0.43%	0.43%
Acquired Fund Fees and Expenses(4)	0.01%	0.01%
Total Annual Fund Operating Expenses	1.54%	2.29%
Fee Waiver(5)	-0.08%	-0.08%
Net Expenses	1.46%	2.21%
(1)	The Fund has adopted Distribution Plans pursuant to which up to 0.35%, of the Fund’s average daily net assets attributable to the Class A shares and up to 0.75% of the Fund’s average daily net assets attributable to the Class C shares may be used to pay distribution expenses.
(2)	The Fund has adopted a Shareholder Services Plan pursuant to which up to 0.20% of the Fund’s average daily net assets attributable to Class A shares and up to 0.25% of the Fund’s average daily net assets attributable to Class C shares may be used to pay shareholder servicing fees.
(3)	Other Expenses are based on estimated amounts for the current fiscal year. In addition, Other Expenses have been restated to reflect the proposed reorganization of the Kensington Real Estate Securities Fund into the Fund. Pending approval of the reorganization by shareholders of the Kensington Real Estate Securities Fund, the reorganization is expected to occur on or about May 29, 2009.
(4)	The Fund indirectly bears a pro rata share of the fees and expenses of each exchange-traded fund or other investment company in which it invests. Since “Acquired Fund Fees and Expenses” are not directly borne by the Fund, they are not reflected in the Fund’s financial statements, and therefore information presented in the Annual Fund Operating Expenses table will differ from that presented in the Financial Highlights.
(5)	The Fund’s investment advisor has contractually agreed to waive a portion of its fees and reimburse other expenses until June 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A shares and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.45% and 2.20%, respectively. Pursuant to these agreements, the Fund will reimburse the investment advisor for any fee waivers and expense reimbursements made by the investment advisor, provided that any such reimbursements made by the Fund to the investment advisor will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

FORWARD REAL ESTATE FUND

EXAMPLES

These Examples are intended to help you compare the costs of investing in the Forward Real Estate Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Class A or Class C shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver is in place for the first two years. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C(1)
1 Year	$715	$324
3 Years	$1,018	$699
5 Years	$1,351	$1,209
10 Years	$2,289	$2,609

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C
1 Year	$715	$224
3 Years	$1,018	$699
5 Years	$1,351	$1,209
10 Years	$2,289	$2,609
(1)	The example for the Class C shares reflects the contingent deferred sales charge (“CDSC”) that would apply for redemptions of Class C shares within one year. For more information regarding the CDSC, please see the “Purchasing Shares” section of this Prospectus.

FORWARD SMALL CAP EQUITY FUND

OBJECTIVE

The Forward Small Cap Equity Fund seeks to achieve high total return. The Fund anticipates that its investment returns are likely to be in the form of capital appreciation rather than income, since small capitalization companies often do not pay regular dividends. There is no guarantee that the Fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGY - INVESTING IN EQUITY SECURITIES OF COMPANIES WITH SMALL MARKET CAPITALIZATIONS

The Forward Small Cap Equity Fund invests primarily in the equity securities (common and preferred stock and securities convertible into common or preferred stock) of companies that have small market capitalizations and offer future growth potential. The Fund will invest at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of small capitalization companies. This investment policy and the name of the Fund with respect to small-cap equity securities may not be changed without at least 60 days’ prior written notice to shareholders. For purposes of the Fund, small capitalization companies generally are companies with market capitalizations of up to $2.5 billion at the time of initial purchase. However, small capitalization companies may include any company with a market capitalization equal to or less than any company in the Russell 2000 Index at time of purchase so long as the purchase of those securities would not cause the average weighted market capitalization of the Fund to exceed $2.5 billion. The sub-advisor is not required to sell a stock when its market capitalization exceeds $2.5 billion although it may do so. The sub-advisor generally sells a security if the sub-advisor’s price target is met, the security becomes over-valued in the opinion of the sub-advisor, the company’s fundamentals change or if investment opportunities arise that, in the sub-advisor’s opinion, are better.

The Fund may also invest up to 20% of its net assets plus borrowings for investment purposes, if any, in foreign investments and up to 5% of its net assets plus borrowings for investment purposes, if any, in securities in emerging markets. The sub-advisor has broad discretion to identify and invest in countries it considers to qualify as emerging markets. However, an emerging market will generally be considered as one located in any country that is defined as an emerging or developing economy by any of the following: the International Bank for Reconstruction and Development (e.g., the World Bank), including its various offshoots, such as the International Finance Corporation, or the United Nations or its authorities. The Fund will not invest more than 5% of its net assets plus borrowings for investment purposes, if any, in foreign investments denominated in a foreign currency and will limit its investments in any single non-U.S. country to 5% of its net assets plus borrowings for investment purposes, if any. Securities purchased by the Fund may be listed or unlisted in the markets where they trade and may be issued by companies in various industries, with various levels of market capitalization.

In making its investments, the Fund’s sub-advisor seeks out companies with characteristics such as significant potential for future growth in earnings, ability to compete in its business, a clearly defined business focus, strong financial health and management ownership. The Fund’s sub-advisor attempts to locate out of favor and undiscovered companies and industries that are selling at low relative valuations. The sub-advisor’s

FORWARD SMALL CAP EQUITY FUND

investment process focuses on specific companies but also takes into account the overall economic environment and specific industry or sector developments.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FORWARD SMALL CAP EQUITY FUND?

As with any mutual fund investment, an investment in the Forward Small Cap Equity Fund may cause you to lose some or all of the money you invested. Because the securities in which the Fund invests may decrease in value, the net asset value of the Fund and the value of your investment may also decrease. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

•	Small Capitalization Stocks

Smaller companies may offer greater investment value, but they may present greater investment risks than investing in the securities of large companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength.

•	Portfolio Turnover

The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates.

•	Common Stocks

The Fund invests in the equity securities of companies, which exposes the Fund and its shareholders to the risks associated with investing in common stock. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services.

•	Foreign Securities

Investments in foreign securities may present more risk than investing in U.S. securities because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, exit levies, a lack of adequate company information, less liquid and more volatile markets and a lack of government regulation. Investments in emerging markets involve even greater risks such as immature economic structures and different legal systems.

FORWARD SMALL CAP EQUITY FUND

•	Currency Transactions

If a security is denominated in a foreign currency, the value of the security fluctuates if there is a change in currency exchange rates or exchange control regulations. Adverse currency fluctuations will reduce the value of the Fund’s shares. Costs are incurred by the Fund in connection with conversions between currencies. Currency risks are greater in lesser-developed markets and can be unpredictably affected by external events. The sub-advisor is authorized to hedge against currency risks but is not required to do so and may choose not to do so because of the cost or for other reasons. In accordance with its investment philosophy, the Fund’s sub-advisor generally chooses not to hedge the Fund’s currency exposure.

PERFORMANCE HISTORY

The following bar chart shows the annual total return of the Class A shares of the Fund for the years indicated, together with the best and worst quarters during those years. The returns do not reflect the Class A shares’ maximum 5.75% sales charge (load), which would reduce performance.

FORWARD SMALL CAP EQUITY FUND

The accompanying table gives an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, ten years, as applicable, and since inception compare with those of a broad measure of market performance. The returns assume reinvestment of dividends and distributions. Past performance of the Fund (before and after taxes) is not necessarily an indication of future performance. Returns for the Class C shares are not presented because the Class C shares were not offered during the periods shown.

Best Quarter - March 31, 2006	14.53%
Worst Quarter - December 31, 2008	-26.57%

Average Annual Total Returns For the period ended December 31, 2008	1 Year	Since Inception
Forward Small Cap Equity Fund – Class A(1)
Return Before Taxes	-42.48%	-5.96%
Return After Taxes on Distributions(2)(3)	-42.55%	-6.96%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	-27.61%	-4.98%
Russell 2000 Index(4)	-33.79%	-2.72%
(1)	The Fund began offering Class A shares on May 2, 2005.
(2)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	After-tax returns reflect subsequent recharacterizations of distributions for Federal income tax purposes based on available information for the tax year 2005. Recharacterizations include reclassification of distributions allowed by Federal tax law and reported to shareholders as capital gains, qualified dividend income, returns of capital and Section 1250 distributions, where applicable.
(4)	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market. Investors cannot invest directly in an index. The index figures do not reflect any deduction for fees, expenses or taxes.

FORWARD SMALL CAP EQUITY FUND

FUND FEES AND EXPENSES

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward Small Cap Equity Fund.

Shareholder Fees

As an investor in Class A shares of the Fund, you will pay a maximum sales charge (load) on purchases equal to 5.75% of the offering price. As an investor in Class C shares of the Fund, you will not pay a sales charge on the purchase price. However, you will pay a deferred sales charge up to a maximum of 1% on shares held for less than one year after purchase.

Shareholder Fees: Fees paid directly from your investment	Class A	Class C
Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average daily net assets.

Annual Fund Operating Expenses: Expenses that are deducted from Fund assets	Class A	Class C
Management Fee	1.05%	1.05%
Distribution (12b-1) Fees(1)	0.25%	0.75%
Shareholder Services Fees(2)	0.15%	0.25%
Other Expenses(3)	0.25%	0.25%
Total Annual Fund Operating Expenses	1.70%	2.30%
(1)	The Fund has adopted Distribution Plans pursuant to which up to 0.35% of the Fund’s average daily net assets attributable to the Class A shares and up to 0.75% of the Fund’s average daily net assets attributable to Class C shares may be used to pay distribution expenses.
(2)	The Fund has adopted a Shareholder Services Plan pursuant to which up to 0.20% of the average daily net assets attributable to the Class A shares and up to 0.25% of the average daily net assets attributable to the Class C shares may be used to pay shareholder servicing fees.
(3)	Other Expenses for Class C shares are based on estimated amounts for the current fiscal year.

FORWARD SMALL CAP EQUITY FUND

EXAMPLES

These Examples are intended to help you compare the costs of investing in the Forward Small Cap Equity Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Class A shares or Class C shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C(1)
1 Year	$738	$333
3 Years	$1,080	$718
5 Years	$1,444	$1,229
10 Years	$2,466	$2,632

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C
1 Year	$738	$233
3 Years	$1,080	$718
5 Years	$1,444	$1,229
10 Years	$2,466	$2,632
(1)	The example for the Class C shares reflects the contingent deferred sales charge (“CDSC”) that would apply for redemptions of Class C shares within one year. For more information regarding the CDSC, please see the “Purchasing Shares” section of this Prospectus.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

In addition to the principal strategies and risks identified above, the following non-principal strategies and risks apply to all of the Forward Funds, unless otherwise noted.

•	Defensive Positions; Cash Reserves

Under adverse market conditions or to meet anticipated redemption requests, each Fund may not follow its principal investment strategy. Under such conditions, each Fund may invest without limit in money market securities, U.S. government obligations and short-term debt securities. This could have a negative effect on a Fund’s ability to achieve its investment objective. Regarding certain federal agency securities or government-sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks and other government-sponsored entities), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by Congressional appropriations, and its securities are neither guaranteed nor issued by the United States Treasury.

•	Derivatives

Some of the instruments in which the Funds may invest may be referred to as “derivatives,” because their value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements and similar instruments. There is limited consensus as to what constitutes a “derivative.” For the Funds’ purposes, derivatives also include specially structured types of mortgage and asset-backed securities and dollar-denominated securities whose value is linked to foreign currencies. The market value of derivative instruments and securities sometimes is more volatile than that of other instruments, and each type of derivative instrument may have its own special risks. Forward Management and the sub-advisors take these risks into account in their management of the Funds.

Investing for hedging purposes or to increase a Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. In addition, when used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the sub-advisor. Certain derivatives may create a risk of loss greater than the amount invested.

The Funds will “cover” their derivative obligations as required under the Investment Company Act of 1940, as amended (the “1940 Act”).

•	Depositary Receipts

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include but are not limited to American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts and Brazilian Depositary Receipts.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

•	Securities Issued by Other Investment Companies

Each Fund (other than the Forward Growth Fund and the Forward Banking and Finance Fund) may invest in securities of other investment companies, including exchange-traded funds (“ETFs”). Each of the Forward Growth Fund and the Forward Banking and Finance Fund may also invest in securities of other investment companies, but only no-load, open-end money market mutual funds. By investing in another investment company, a Fund will indirectly bear any asset-based fees and expenses charged by the underlying investment company in which the Fund invests.

Restrictions on Investments - Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed by the 1940 Act. Absent an available exemption, a Fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more than 5% of its total assets in securities of any one investment company, and (iii) invest more than 10% of its total assets in securities of all investment companies.

ETFs - Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. Many ETFs have obtained exemptive relief from the Securities and Exchange Commission (“SEC”) to permit unaffiliated funds to invest in the ETF’s shares beyond the statutory limitations discussed above, subject to certain conditions. Each Fund (other than the Forward Growth Fund and the Forward Banking and Finance Fund) may rely on these exemptive orders to invest in unaffiliated ETFs.

In addition, as with traditional mutual funds, ETFs charge asset-based fees. Each Fund will indirectly pay a proportional share of the asset-based fees and expenses of the ETFs in which the Fund invests.

•	Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Generally, a security is considered illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the price at which a Fund has valued the investment.

•	Debt Securities

Each Fund may invest in short- and/or long-term debt securities. Debt securities in which the Funds may invest are subject to several types of investment risk. They may have market or interest rate risk, which means their value will be affected by fluctuations in the prevailing interest rates. Bonds are subject to the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a Fund’s investments in bonds. Investments in these types of securities pose the risk that a Fund’s sub-advisor’s forecast of the direction of interest rates might be incorrect. Usually, the longer the remaining maturity of a debt security is, the greater the effect interest rate changes have on its market value.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

There may be credit risk, which is a risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity. The credit quality of a bond or fixed-income holding could deteriorate as a result of a bankruptcy or extended losses. There is no guarantee that the U.S. government will support certain Federal agency or government-sponsored entity securities and, accordingly, these securities involve a risk of non-payment of principal and interest.

Call or income risk exists with corporate bonds during periods of falling interest rates because of the possibility that securities with high interest rates will be prepaid or “called” by the issuer before they mature. A Fund would have to reinvest the proceeds at a possibly lower interest rate. A Fund may also be subject to event risk, which is the possibility that corporate debt securities held by the Fund may suffer a substantial decline in credit quality and market value if the issuer restructures.

Debt securities generally increase in value during periods of falling interest rates and decline in value if interest rates increase. Usually, the longer the remaining maturity of a debt security is, the greater the effect interest rate changes have on its market value.

•	Investment Grade Debt Securities and High Yield (“Junk”) Bonds

The Funds may invest in investment grade debt securities. Investment grade debt securities are securities rated at least Baa by Moody’s Investor Services, Inc. or BBB by Standard & Poor’s Ratings Service (nationally recognized statistical ratings organizations), or, if unrated, are determined to be of the same quality by the sub-advisor. Generally, debt securities in these categories should have adequate capacity to pay interest and repay principal but their capacity is more likely than higher grade debt securities to be weakened if there is a change in economic conditions or other circumstances.

The Funds may invest in high yield (“junk”) bonds. High yield bonds are considered speculative with regard to the issuer’s capacity to pay interest and repay principal, and may be in default. Each Fund does not anticipate investing more than 5% of its assets in high yield bonds.

•	Warrants and Subscription Rights

Warrants and subscription rights entitle the holder to acquire the stock of a company at a set price.

•	When-Issued and Delayed-Delivery Transactions

The Funds may purchase securities on a when-issued and delayed-delivery basis. When a Fund agrees to purchase securities, the Funds’ custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account to cover its obligation. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause the Fund to miss an advantageous price or yield. A Fund may, however, sell a when-issued security prior to the settlement date.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

•	Lending of Portfolio Securities

In order to generate additional income, each of the Funds from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses.

•	Certain Other Strategies

Each of the Funds may directly purchase particular types of debt and equity securities, such as corporate debt securities, convertible securities, depositary receipts, loan participations and assignments, mortgage and other asset-backed securities, certificates of deposit and time deposits and commercial paper. Each of the Funds may enter into repurchase and reverse repurchase agreements and dollar roll agreements.

Please review the SAI if you wish to know more about these types of securities and their associated risks.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Forward Management, LLC (“Forward Management”) serves as investment advisor to each of the Forward Funds. Forward Management is a registered investment advisor that supervises the activities of each sub-advisor and has the authority to engage the services of different sub-advisors with the approval of the Trustees of each of the respective Funds and each Fund’s shareholders. Forward Management is located at 433 California Street, 11th Floor, San Francisco, California 94104. As of December 31, 2008, Forward Management had approximately $3.7 billion of assets under management.

Forward Management has the authority to manage the Forward Funds in accordance with the investment objectives, policies and restrictions of the Funds, subject to general supervision of the Trust’s Board of Trustees. Forward Management directly manages the assets of the Forward International Equity Fund, without the use of a sub-advisor, and has delegated this authority to the sub-advisors for the balance of the Funds. Forward Management also provides the Funds with ongoing management supervision and policy direction. Forward Management has managed the Funds since September 1998 and the Funds are its principal investment advisory clients.

Forward Management uses rigorous criteria to select sub-advisors to manage the Funds’ assets. In choosing the sub-advisors, and the allocation of assets among sub-advisors for the Forward Legato Fund, Forward Management considers a number of factors, including market trends, the sub-advisor’s investment style, its own outlook for a given market capitalization or investment style category, the sub-advisor’s performance in various market conditions, as well as the characteristics of the sub-advisor’s typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics.

In addition to selecting the sub-advisors and, where applicable, allocating the Funds’ assets, Forward Management is responsible for monitoring and coordinating the overall management of the Funds. Forward Management reviews each Fund’s portfolio holdings and evaluates the on-going performance of the sub-advisors.

The Forward International Equity Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

Jim O’Donnell, CFA. Mr. O’Donnell is the Chief Administrative Officer of Forward Management and has held this position since July 2006. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an M.B.A. Mr. O’Donnell has managed the Fund since December 1, 2008.

David L. Ruff, CFA. Mr. Ruff is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International

MANAGEMENT OF THE FUNDS

Dividend strategies and has held this position since August 2008. From 2001 to July 2008, Mr. Ruff was Chief Investment Officer and a Member of the Investment Policy Committee for Berkeley Capital Management. From 1987-2001, Mr. Ruff was Executive Vice President and Chief Investment Officer for London Pacific Advisors. Mr. Ruff is a Chartered Financial Analyst. Mr. Ruff has managed the Fund since December 1, 2008.

Randall T. Coleman, CFA. Mr. Coleman is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. From 2001-July 2008, Mr. Coleman was a Portfolio Manager and Member of the Investment Policy Committee for Berkeley Capital Management. From 1994-2001, Mr. Coleman was Vice President at London Pacific Advisors. From 1987-1988, he served as a Compliance Officer for Intrust Investor Services and from 1986-1987, he was a Registered Representative with First Investors Corp. Mr. Coleman is a Chartered Financial Analyst and holds an MBA. Mr. Coleman has managed the Fund since December 1, 2008.

Bruce R. Brewington. Mr. Brewington is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. From 2001 to July 2008, Mr. Brewington was an Analyst and Member of the Investment Policy Committee for Berkeley Capital Management. From 1995-2003, he was an Analyst with Putnam Lovell Securities, and from 1992-2004, he was an Analyst for Prudential Securities. Mr. Brewington holds an MBA. Mr. Brewington has managed the Fund since December 1, 2008.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and his ownership of securities in the Fund.

MANAGEMENT OF THE FUNDS

Each Fund pays an advisory fee to Forward Management for its services as investment advisor. The fees are computed daily and paid monthly at the following annual rates based on the average daily net assets of each Fund:

Fund	Advisory Fee Paid to Advisor by Fund*
Forward Banking and Finance Fund	1.00% up to and including $100 million 0.90% over $100 million
Forward Emerging Markets Fund	1.25% up to and including $500 million 1.20% over $500 million up to and including $1 billion 1.15% over $1 billion
Forward Growth Fund	0.75% up to and including $250 million 0.65% over $250 million up to and including $500 million 0.55% over $500 million up to and including $750 million 0.45% over $750 million
Forward International Equity Fund	0.85% up to and including $250 million 0.75% over $250 million up to and including $1 billion 0.65% over 1 billion
Forward International Fixed Income Fund	0.70% up to and including $500 million 0.64% over $500 million up to and including $1 billion 0.58% over $1 billion up to and including $5 billion 0.52% over $5 billion
Forward International Small Companies Fund	1.00% up to and including $1 billion 0.95% over $1 billion
Forward Large Cap Equity Fund	0.80% up to and including $500 million 0.725% over $500 million up to and including $1 billion 0.675% over $1 billion
Forward Legato Fund	1.00% up to and including $500 million 0.85% over $500 million
Forward Long/Short Credit Analysis Fund	1.50%
Forward Mini-Cap Fund	1.05%
Forward Real Estate Fund	0.85% up to and including $100 million 0.80% over $100 million up to and including $500 million 0.70% over $500 million
Forward Small Cap Equity Fund	1.05% up to and including $500 million 1.00% over $500 million

*	Actual advisory fees paid for the fiscal year ended December 31, 2008 may have been less than this figure due to the effect of expense waivers. See “Investment Advisory and Other Services” in the SAI.

MANAGEMENT OF THE FUNDS

During the most recent fiscal year ended December 31, 2008, Forward Management was paid management fees (net of waivers), as shown below, as a percentage of average daily net assets for the following Funds:

Fund	Advisory Fee
Forward Banking and Finance Fund	1.00%
Forward Emerging Markets Fund	0.87%
Forward Growth Fund	0.75%
Forward International Equity Fund	0.46%
Forward International Fixed Income Fund	0.45%
Forward International Small Companies Fund	0.98%
Forward Large Cap Equity Fund	0.51%
Forward Legato Fund	0.62%
Forward Long/Short Credit Analysis Fund	0.93%
Forward Mini-Cap Fund	0.78%
Forward Real Estate Fund	0.85%
Forward Small Cap Equity Fund	1.05%

The Funds pay these advisory fees to Forward Management, which in turn pays each sub-advisor a sub-advisory fee. Daily investment decisions are made by the respective sub-advisor(s) for each Fund, whose investment experience is described below under the heading “Sub-Advisors.”

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and investment sub-advisory contracts of the Funds is available in the Forward Funds’ annual report for the most recent fiscal year ended December 31, 2008.

SUB-ADVISORS

The sub-advisor(s) for each Fund manage the assets of the Fund and make decisions with respect to, and place orders for, all purchases and sales of the Fund’s securities, subject to the general supervision of the Board of Trustees of the Forward Funds and Forward Management and in accordance with the investment objectives, policies and restrictions of the Fund.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and their ownership of securities in the Fund.

•	Forward Emerging Markets Fund and Forward International Small Companies Fund

Forward Management has engaged the services of Pictet Asset Management Limited (“PAM Ltd”), which is part of Pictet Asset Management (“PAM”), to act as sub-advisor for the Forward Emerging Markets Fund and Forward International Small Companies Fund. PAM was established in 1980. It is the institutional business division of Pictet & Cie and includes all of the operating subsidiaries and divisions of Pictet & Cie that carry on institutional asset management. Pictet & Cie is a Swiss private bank that was founded in 1805. PAM manages a range of products including a variety of equity

MANAGEMENT OF THE FUNDS

portfolios for U.S. and international institutional clients. PAM Ltd’s address is Moor House, 120 London Wall, London, EC2Y 5ET, United Kingdom. PAM Ltd is both registered as a U.S. investment advisor and authorized and regulated by the Financial Services Authority in the United Kingdom.

As of December 31, 2008, PAM had approximately $109 billion of assets under management, and Pictet & Cie had approximately $195 billion of assets under management and administration for institutional and private clients.

The Forward Emerging Markets Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

Nidhi Mahurkar, Co-Head, Global Emerging Markets Equities. Ms. Mahurkar joined PAM in May 2001. Ms. Mahurkar has served as the Co-Business Unit Head of the Emerging Markets Team since January 2006. From May 2001 through January 2006 she was a Senior Investment Manager in the Emerging Markets Team. Before joining PAM, Ms. Mahurkar managed Asian equities at Lazard Asset Management and was the industry leader for technology within Lazard’s global emerging markets product (1996-2001). Prior to joining Lazard, Ms. Mahurkar worked with American Express in London. She holds a BA in economics and an MBA from the Indian Institute of Management in Bangalore. Ms. Mahurkar has managed the Forward Emerging Markets Fund since May 2001.

Tom Rodwell, Co-Head, Global Emerging Markets Equities. Mr. Rodwell joined PAM in August 1997. Mr. Rodwell has served as the Co-Business Unit Head of the Emerging Markets Team since January 2006. From April 2004 through December 2005, he served as Senior Investment Manager, Emerging Markets Team. From January 2000 through March 2004, he served as Investment Manager in the Emerging Markets Team. In those roles, he has also served as a product specialist for Global Emerging Markets, has worked on portfolio strategy and asset allocation, and has been a product specialist with respect to Latin America. He holds a first class BA in history from University College London and spent four years doing postgraduate research at the same university. Mr. Rodwell holds the Investment Management Certificate. Mr. Rodwell has managed the Forward Emerging Markets Fund since August 1997.

Stephen Burrows, Senior Investment Manager and Product Specialist, Global Emerging Markets Equities. Mr. Burrows joined PAM in February 1997. He has held his current position since October 2004. From January 2002 through October 2004, Mr. Burrows served as Senior Investment Manager in the Regional Equities Team and from 1997-2001, he was a Senior Investment Manager with the European Equities Team. Mr. Burrows began his investment career in 1987 with a three year training program at Rothschild Asset Management before moving on to become an Investment Manager for European Equities and a member of the Global Asset Allocation Committee. In 1995, he moved to Norwich Union Investment Management as an Investment Manager in the European Equity team. Mr. Burrows is an Associate member of the Society of Investment Professionals. Mr. Burrows has managed the Forward Emerging Markets Fund since October 2004.

MANAGEMENT OF THE FUNDS

Jonathan Bell, Senior Investment Manager, Global Emerging Market Equities. Mr. Bell joined PAM in December 2002, Mr. Bell specializes in the Chinese market and in global emerging market telecom and new media. Mr. Bell also manages PAM’s emerging market large cap product. He has held his current position since October 2007. From April 2005 to September 2007, he was an Investment Manager on the Emerging Markets Team and from December 2002 through March 2005, he served as Assistant Fund Manager on the Emerging Markets Team. Before joining PAM, he worked as an TMT industry analyst for Pyramid Research, a global consultancy with an emerging markets focus (June 2000 to November 2002). He played a leading role in a variety of financial analysis and due diligence projects and presented at telecommunications conferences throughout the world. Mr. Bell holds an MBA from the Goizueta Business School at Emory University and an MA in International Relations from the Fletcher School of Law & Diplomacy (Harvard/Tufts). He is a team member of the Council on Foreign Relations. Mr. Bell has managed the Forward Global Emerging Markets Fund since May 2007.

The Forward International Small Companies Fund is team managed and all investment management decisions are made jointly by the team. The team members are:

Aylin Suntay, Head and Senior Investment Manager, Small Cap Equities Team. Ms. Suntay joined PAM in October 2001. She has served in her current position as PAM’s Business Unit Head and Senior Investment Manager in the Small Capitalization Equities Team since September 2006. From February 2006 through September 2006, she served as Senior Investment Manager in PAM’s sector teams and EAFE Team. From September 2002 through September 2006, she was a Senior Investment Manager in PAM’s sector teams. From January 2002 through August 2002, Ms. Suntay was Technology Investment Manager for Specialist Equities. Before joining PAM, she worked for Colonial First State in London, first as Head of European Equities and afterwards as Head of Global Media and Consumer Sectors and also worked for Nicholas Applegate Capital Management as a Portfolio Manager in Emerging Markets in California, USA and London, UK. Before Applegate, Ms. Suntay spent four years with Global Securities in Istanbul, Turkey as an equity analyst. Ms. Suntay holds a BSc in Economics from Istanbul University and a Masters in Finance from the London Business School. Ms. Suntay has managed the Forward International Small Companies Fund since September 2006.

Justin Hill, Senior Investment Manager. Mr. Hill joined PAM in October 2001 as a Senior Investment Manager in the Specialist Equities Team, concentrating on the UK and Asia Small Cap markets. Before joining PAM, Mr. Hill spent five years with the UK smaller companies team at Friends Ivory & Sime Asset Management in London and four years at Arthur Andersen. He is a graduate of St. Hugh’s College, Oxford and is a member of the Institute of Chartered Accountants. Mr. Hill has managed the Forward International Small Companies Fund since October 2001.

Michael McLaughlin, Senior Investment Manager. Mr. McLaughlin joined PAM in November 1995 as an Investment Manager in the Specialist Equities Team, responsible for Japan and the Asia-Pacific region. He became a Senior Investment Manager in 1996. His responsibilities cover equity strategy, stock selection and research, as well as asset allocation. Before joining PAM he worked for Provident Mutual, where he was the Japanese Investment Manager and a member of the asset allocation committee. Having

MANAGEMENT OF THE FUNDS

graduated from the London School of Economics with a BSc in Industry and Trade, Mr. McLaughlin started his financial career in 1987 with the Central Finance Board of the Methodist Church where he was responsible for Japan and Asia. Mr. McLaughlin has managed the Forward International Small Companies Fund since February 1996.

Oliver Knobloch, Senior Investment Manager. Mr. Knobloch joined Pictet & Cie in May 1993 and PAM in 2002. Mr. Knobloch has served in his current position as Senior Investment Manager, Specialist Equities in the Small Capitalization Equities Team since September 2006. From September 2002 through September 2006, he served as Senior Investment Manager in PAM’s Sector Teams. From January 2002 through September 2002, he served as an Analyst and Fund Manager - Technology Specialist, Private Banking. In addition, Mr. Knobloch managed the PF-Telecom Fund before he took his current position in September 2006. Before joining PAM, Mr. Knobloch was a sell-side analyst following the European Engineering sector at Credit Suisse in Zurich. Before that, he spent three years at SBC in Basel as a sell-side analyst for the Swiss machinery and watch sector. Mr. Knobloch holds a Masters degree in Economics and a CFPI. Mr. Knobloch has managed the Forward International Small Companies Fund since September 2006.

Bill Barker, Senior Investment Manager, Small Cap Team. Mr. Barker joined PAM in November 2007 and is responsible for the UK. Before joining PAM, he worked as a UK Small Caps Manager for Threadneedle Investments (2000-2007) and previously held the same position at HSBC Asset Management (1996-1999) and Lloyds Investment Management (1992-1996). Mr. Barker graduated from Hull University with a BSc in Economics & Econometrics. Mr. Barker has managed the Forward International Small Companies Fund since November 2007.

•	Forward Large Cap Equity Fund

Forward Management has engaged the services of Piedmont Investment Advisors, LLC (“Piedmont”) to act as sub-advisor for the Forward Large Cap Equity Fund. Piedmont is located at 411 West Chapel Hill Street, Suite 1100, Durham, NC 27701. As of December 31, 2008, Piedmont had assets under management of approximately $1.83 billion.

Isaac H. Green, CFA, President and Chief Investment Officer of Piedmont, is the Portfolio Manager for the Fund. Mr. Green has managed the Fund since July 11, 2007 and has primary and final responsibility with respect to investment decisions made for the Fund. Mr. Green founded Piedmont in August 2000 and has been the portfolio manager for Piedmont’s Strategic Core product since that time. From 1993 to 2000, Mr. Green was a managing partner at Loomis Sayles & Company, LLC and served on its board of directors. From 1988 to 1993, Mr. Green was Director of Research and Director of Investment Management at NCM Capital Management Group. Mr. Green received an A.B. from Duke University and an M.B.A. from Columbia University.

•	Forward Banking and Finance Fund and Forward Growth Fund

Forward Mangement has engaged the services of Emerald Mutual Fund Advisers Trust (“Emerald”) to act as sub-advisor to the Forward Growth Fund and Forward Banking and Finance Fund. Emerald was organized as a Delaware statutory trust on March 17, 2005. Emerald is located at 1703 Oregon Pike, Suite 101, Lancaster, Pennsylvania

MANAGEMENT OF THE FUNDS

17601. Emerald is a wholly owned subsidiary of Emerald Advisers, Inc., the former investment advisor to these Funds, and is located at the same address as that of Emerald. As of December 31, 2008, Emerald Advisers, Inc. had approximately $1.1 billion in assets under management. Emerald offers investment management advice and confines its activities to the maintenance, administration and management of intangible investments and activities of regulated investment companies.

The portfolio managers of the Forward Growth Fund are:

Kenneth G. Mertz II, CFA, is responsible for the day-to-day management of the Fund’s portfolio and makes the final investment decisions for the Fund. Mr. Mertz is President of Emerald Mutual Fund Advisers Trust. Mr. Mertz has managed the Forward Growth Fund since it began operating on October 1, 1992 and managed the Forward Opportunities Fund from its inception date until May 2005. Before joining Emerald, Mr. Mertz was the Chief Investment Officer to the Pennsylvania State Employees’ Retirement System.

Stacey L. Sears is responsible for the day-to-day management of the Fund’s portfolio. Ms. Sears is Senior Vice President of Emerald Advisers, Inc. and Vice President of Emerald Mutual Fund Advisers Trust. Ms. Sears has managed the Forward Growth Fund since January 2002. Ms. Sears was employed by the sub-advisor’s parent company from 1992 to 2001, and from 1995 to 2000, served as a Research Analyst. She became an assistant portfolio manager to Mr. Mertz in 2001. In 2002, Ms. Sears became a Portfolio Manager and was named the portfolio manager of the Forward Growth Fund.

Joseph W. Garner is responsible for the day-to-day management of the Fund’s portfolio. Mr. Garner is the Director of Research for Emerald Research, the research arm of Emerald Asset Management, Inc., a position he has held since January 1995. Mr. Garner has been employed by Emerald Advisers, Inc. since April 1994 as an analyst, focusing on small to mid-size firms. He holds an M.B.A. Mr. Garner has managed the Forward Growth Fund since May 2006.

The Forward Banking and Finance Fund is managed by Kenneth G. Mertz II, CFA, whose biographical information appears above. He has managed the Forward Banking and Finance Fund since its inception.

•	Forward Small Cap Equity Fund and Forward Mini-Cap Fund

Forward Management has engaged the services of Hoover Investment Management Co., LLC (“Hoover”) as sub-advisor for the Forward Small Cap Equity Fund and the Forward Mini-Cap Fund. Hoover is located at 600 California Street, Suite 550, San Francisco, California 94108. As of December 31, 2008, Hoover had approximately $1 billion of assets under management. Hoover was founded in 1997 by Irene G. Hoover, CFA, the Funds’ Chief Investment Officer. Ms. Hoover, portfolio manager for both Funds, is the managing member of Hoover and has over 29 years of investment management experience. Ms. Hoover has managed the Forward Small Cap Equity Fund since October 1998 and the Forward Mini-Cap Fund since January 2003. From 1991-1997, Ms. Hoover was Director of Research and a member of the three-person investment committee at Jurika & Voyles, Inc., an investment management firm in Oakland, California. She is a Chartered Financial Analyst and holds a B.A. from Stanford University and an M.A. from Northwestern University.

MANAGEMENT OF THE FUNDS

•	Forward Legato Fund

Investments in the Fund are allocated among three sub-advisors. Each sub-advisor employs its own investment approach and independently manages its portion of the Fund. The sub-advisors manage roughly equal portions of the Forward Legato Fund’s assets. A team of professional portfolio managers employed by each sub-advisor makes investment decisions for the Fund.

Netols Asset Management Inc. (“NAM”) serves as one of the sub-advisors for the Forward Legato Fund. NAM is a Wisconsin S Corporation. NAM is located at 1045 West Glen Oaks Lane, Suite 202, Mequon, WI 53092. As of December 31, 2008, NAM had assets under management of $658 million. Jeffery W. Netols, President and Portfolio Manager, is responsible for the day-to-day management of the portion of the Fund’s portfolio that is managed by NAM. Mr. Netols has been the only portfolio manager at Netols since its inception in September 2000. Prior to founding NAM, Mr. Netols was a Portfolio Manager for Putnam Investments. Mr. Netols has managed the portion of the Forward Legato Fund that NAM manages since its inception on April 1, 2005.

Conestoga Capital Advisors, LLC (“CCA”) serves as one of the sub-advisors for the Forward Legato Fund. CCA is a Delaware Limited Liability Company. CCA is located at 259 Radnor-Chester Road, Suite 120, Radnor, PA 19087. CCA was founded in March 2001. As of December 31, 2008, CCA had assets under management of $224.8 million. William C. Martindale, Jr., Managing Partner & Chief Investment Officer, and Robert M. Mitchell, Managing Partner & Portfolio Manager, are responsible for the day-to-day management of the portion of the Fund’s portfolio that is managed by CCA. Messrs. Martindale and Mitchell share joint responsibility for management of the Fund. Each manager is responsible for analysis of certain securities, and buy and sell decisions are made on a unanimous basis. Mr. Martindale has been Managing Partner and Portfolio Manager of Conestoga since its inception in March 2001. Mr. Martindale formerly served as CIO of Martindale Andres & Company from 1989 to March 2001. Mr. Mitchell has served as Managing Partner and Portfolio Manager of Conestoga since its inception in March 2001. Mr. Mitchell formerly served as Director of Equity Research and as a Portfolio Manager for Martindale Andres & Company from 1995 to March 2001. Messrs. Martindale and Mitchell have managed the portion of the Forward Legato Fund that CCA manages since its inception on April 1, 2005.

Riverbridge Partners, LLC (“Riverbridge”) serves as one of the sub-advisors for the Forward Legato Fund. Riverbridge is a Minnesota Limited Liability Company. Riverbridge is located at 801 Nicollet Mall, Suite 600, Minneapolis, MN 55402. Riverbridge was founded in July 1987. As of December 31, 2008, Riverbridge had assets under management of $989.1 million. Mark A. Thompson, Chief Investment Officer, Rick D. Moulton, CFA, Principal and Research Analyst, Dana L. Feick, CFA, Principal and Research Analyst, Philip W. Dobrzynski, CFA, Principal and Research Analyst, and David A. Webb, CFA, Research Analyst are responsible for the day-to-day management of the portion of the Fund’s portfolio that is managed by Riverbridge. Mark A. Thompson co-founded Riverbridge Partners in 1987. As Chief Investment Officer, Mr. Thompson is responsible for coordinating the efforts of the investment team and overall portfolio compliance to Riverbridge Partners investment disciplines. Rick D. Moulton, CFA joined Riverbridge Partners in May 1991 and is responsible for securities analysis and company research across all industry sectors. Mr. Moulton is also a client

MANAGEMENT OF THE FUNDS

relationship manager for Riverbridge’s institutional clients and intermediaries. Additionally, he coordinates the operations, trading and administration efforts at Riverbridge. Dana L. Feick, CFA joined Riverbridge Partners in January 1992 and is responsible for securities analysis across all industry sectors. Mr. Feick has over 18 years of experience in the financial services industry. Philip W. Dobrzynski, CFA joined Riverbridge Partners in May 1998 and is responsible for securities analysis across all industry sectors. David A. Webb, CFA, is responsible for securities analysis across all industry sectors. Mr. Webb joined Riverbridge in May 2004 as an Investment Intern while a full-time MBA student at the Carlson School of Management at University of Minnesota. From January 2000 to August 2003, Mr. Webb was an equity research analyst for Robert W. Baird & Company. Messrs. Moulton, Thompson, Feick and Dobrzynski have managed the portion of the Forward Legato Fund that Riverbridge manages since its inception on April 1, 2005. Mr. Webb began managing Riverbridge’s portion of the Forward Legato Fund in May 2006. Each member of the Riverbridge investment team is responsible for both research and portfolio management functions.

•	Forward Long/Short Credit Analysis Fund

Forward Management has engaged the services of Cedar Ridge Partners, LLC (“Cedar Ridge”) as sub-advisor for the Forward Long/Short Credit Analysis Fund. Cedar Ridge is located at 45 East Putnam Avenue, Suite 124, Greenwich, CT 06830. As of December 31, 2008, Cedar Ridge had assets under management of $73.6 million.

Alan E. Hart is the Managing Partner and Chief Investment Officer of Cedar Ridge and serves as the Portfolio Manager for the Fund. Mr. Hart is responsible for the day-to-day portfolio management of the Fund and makes the final investment decisions for the Fund. Since May 2004, Mr. Hart has also served as the Portfolio Manager of an unregistered hedge fund. Prior to founding Cedar Ridge in March 2004, he was an investment banker for 21 years specializing in municipal bonds, including “corporate-backed” issues in the airline, airport, electric utility, energy, industrial and power generation sectors. From 1996-2004, he was a Managing Director at Bear, Stearns & Co. Inc. where he also managed high-yield, structured transactions and advised issuers in private equity and distressed debt situations. From 1986-1996, Mr. Hart was a Vice President and managed the Corporate-Related Group in the Municipal Bond Department at Goldman, Sachs & Co. Prior to joining Goldman Sachs, he spent three years at The First Boston Corporation. He holds an M.B.A. (Finance) from the Columbia University Graduate School of Business and received a B.S. (Business) from California State University, Chico. Mr. Hart has managed the Forward Long/Short Credit Analysis Fund since its inception.

Guy J. Benstead is a Partner and Chief Compliance Officer of Cedar Ridge and serves as a Co-Portfolio Manager of the Fund. Mr. Benstead is responsible for day-to-day portfolio management of the Fund. Since March 2005, Mr. Benstead has also served as a Co-Portfolio Manager and Risk Manager of an unregistered hedge fund. Prior to joining Cedar Ridge, Mr. Benstead had an investment banking career that spanned over 22 years, with a specific focus on credit risk in the fixed income markets. From 1991 to 2005 he was a Managing Director in Institutional Fixed Income at Bear, Stearns & Co. Inc. in San Francisco. Prior to joining Bear, Stearns & Co. Inc. in 1991, he was a member of Gruntal & Company’s Institutional Fixed Income Group in San Francisco for one year. He began his career on Wall Street in 1983 with Drexel Burnham Lambert and spent seven years with the firm. He holds an M.B.A. (Finance) from the Columbia

MANAGEMENT OF THE FUNDS

University Graduate School of Business and received a B.A. (International Relations) from University of California, Davis. Mr. Benstead has managed the Forward Long/Short Credit Analysis Fund since its inception.

•	Forward International Fixed Income Fund

Forward Management has engaged the services of Pictet Asset Management SA (“PAM SA”) to act as sub-advisor for the Forward International Fixed Income Fund. PAM SA was established in 2005 and is part of Pictet Asset Management (“PAM”), which is the institutional business division of Pictet & Cie. PAM SA manages a wide range of fixed income portfolios, mainly for European mutual funds and segregated clients. PAM SA’s address is Route des Acacias 60, 1211 Geneva 73, Switzerland. PAM SA is registered as a U.S. investment advisor and also is registered with the Swiss Federal Banking Commission as a securities dealer.

As of December 31, 2008, PAM had approximately $109 billion of assets under management. As of December 31, 2008, Pictet & Cie had approximately $195 billion of assets under management and administration for institutional and private clients.

The Forward International Fixed Income Fund is team managed. All investment management decisions are made jointly by the team. The team members are:

Sebastien Eisinger, Head, Fixed Income Team. Mr. Eisinger is Head of PAM SA’s Fixed Income business and a member of the Executive Board. Mr. Eisinger joined PAM SA in 1999 as an Investment Manager in charge of quantitative bond analysis. From September 2004 to December 2006, he was a Senior Investment Manager responsible for absolute return products and fixed income solutions. From May 2005 to December 2006, Mr. Eisinger additionally served as Deputy Head of the Fixed Income Team. From December 2006 to August 2007, Mr. Eisinger was Senior Investment Manager and Product Specialist for debt related products for Pictet Asset Management (Japan) Ltd. in Tokyo. Mr. Eisinger holds an MSc in Mathematics and a post-graduate degree in stochastic models from Jussieu University in Paris. Mr. Eisinger has managed the Forward International Fixed Income Fund since its inception.

Mickael Benhaim, Head of Global Bonds, Fixed Income Team. Mr. Benhaim joined PAM SA in 2006 as head of Global Bonds. Mr. Benhaim is also a member of PAM SA’s credit and absolute return committee. Immediately before joining PAM SA, Mr. Benhaim was Head of Euro Aggregate Fixed Income for AXA Investment Managers for five years (2001-2006). Mr. Benhaim has more than 15 years’ professional experience that includes working at the Dresdner Group (1997-1999, deputy Head of Fixed Income at Dresdner RCM Gestion) and Cadiff Asset Management, part of BNP Paribas Group (2000-2001, Senior Portfolio Manager, Euro Global Fixed Income). Mr. Benhaim holds a MSc in Mathematics and a degree in stochastic models from the University of Paris Jussieu and Paris Pantheon-Sorbonne. Mr. Benhaim has managed the Forward International Fixed Income Fund since its inception.

Alexander Baskov, Senior Investment Manager, Fixed Income Team. Mr. Baskov has been a Senior Investment Manager on PAM SA’s Fixed Income Team specializing in high yield bonds since 2005. Mr. Baskov joined the Fixed Income team of PAM SA as a Senior Credit Analyst in 2003. Between 1999 and 2003, Mr. Baskov was in charge of credit research for European industrial high yield issuers for the fund manager RMF

MANAGEMENT OF THE FUNDS

Investment Products. Between 1997 and 1999, he was a financial analyst in the project financing group of Nat West Markets in London. Mr. Baskov is a graduate from the Polytechnic University in St. Petersburg, and holds an Executive MBA degree from the HEC Business School in Lausanne. Mr. Baskov has managed the Forward International Fixed Income Fund since its inception.

David Bopp, CFA, Investment Manager, Fixed Income Team. Mr. Bopp has been an Investment Manager with responsibility for absolute return products since joining PAM SA in 2004. From 2001 to 2004, Mr. Bopp was a portfolio manager at UBS. Mr. Bopp holds a degree in Economics from the HEC Business School and is a Chartered Financial Analyst. Mr. Bopp has managed the Forward International Fixed Income Fund since its inception.

Simon Lue-Fong, Head of Global Emerging Debt, Fixed Income Team. Mr. Lue-Fong joined PAM SA in 2005 as a Senior Investment Manager and Head of Global Emerging Debt with responsibility for investment management, product development and client relations. Before joining PAM SA, he worked for Standard Asset Management (2004-2005) and INVESCO (2000-2003) as a Senior Investment Manager in their respective Emerging Markets Debt teams. Between 1996 and 2000, Mr. Lue-Fong was an Investment Manager and then Head of Emerging Market Debt at Fischer Francis Trees & Watts. Mr. Lue-Fong graduated from Bournemouth University with a BA (Hons) degree in Finance. Mr. Lue-Fong has managed the Forward International Fixed Income Fund since its inception.

•	Forward Real Estate Fund

Forward Management has engaged the services of Forward Uniplan Advisors, Inc. (“Uniplan”) as sub-advisor for the Forward Real Estate Fund. As of December 31, 2008, Richard Imperiale, President of Uniplan and portfolio manager of the Fund, owns 80% of the outstanding shares of Uniplan. In addition, Forward Management holds a 20% ownership interest in Uniplan and has an option to purchase an additional 5% ownership interest. Uniplan is located at 23909 W. Overson Road, Union Grove, Wisconsin 53182. Uniplan also provides investment advice to other mutual funds and individual and institutional clients with substantial investment portfolios. As of December 31, 2008, Uniplan and its affiliates managed and advised approximately $435 million in assets. Uniplan has been in the business of providing investment advisory services for over 17 years. Mr. Imperiale has been President of Uniplan since its inception in 1984. Mr. Imperiale holds a B.S. in finance from Marquette University Business School and has completed a postgraduate lecture series in corporate finance from the University of Chicago. Mr. Imperiale has managed the Forward Real Estate Fund since May 1999.

HIRING SUB-ADVISORS WITHOUT SHAREHOLDER APPROVAL

Forward Management and Forward Funds have received an exemptive order from the SEC that permits Forward Management, subject to the approval of the Board of Trustees of Forward Funds, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for the Funds without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of sub-advisor changes within 90 days after the effective date of such change.

VALUATION OF SHARES

The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is based on the Fund’s net asset value (“NAV”). The NAV per share for each Fund for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of shares of the Fund that have already been issued.

The NAV of a Fund (and each Class of shares) is usually determined and its shares are priced as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern Time) on each Business Day. A “Business Day” is a day on which the NYSE is open for trading. Currently, the NYSE is typically closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When you buy shares, you pay the NAV per share. When you sell shares, you receive the NAV per share. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time). It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to a Fund. Orders received by financial intermediaries after the close of trading on the NYSE will be confirmed at the next computed offering price.

The NAV per share of a Fund will fluctuate as the market value of the Fund’s investments changes. The NAV of different Classes of shares of the same Fund will differ due to differing Class expenses. A Fund’s assets are valued generally by using available market quotations or at fair value, as described below, as determined in good faith in accordance with procedures established by, and under direction of, the Board of Trustees.

Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there has been no sale that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts will be valued at either the last available sale price, or at fair value, as discussed below.

In cases in which securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available will be valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless the Board of Trustees determines that this method does not represent fair value). For most

VALUATION OF SHARES

debt securities, Forward Funds receives pricing information from independent pricing vendors (approved by the Board of Trustees) which also use information provided by market makers or estimates of value obtained from yield data relating to securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. In the event valuation information is not available from third party pricing vendors for a debt security held by the Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities, as discussed below. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the option is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures and swap contracts for which market quotations are readily available will be valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities, as discussed below.

Options on securities and options on indexes will be valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally will be valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value, as discussed below.

To the extent that a Fund holds securities listed primarily on a foreign exchange that trade on days when the Fund is not open for business or the NYSE is not open for trading, the value of the portfolio securities may change on days that you cannot buy or sell shares. To the extent that a Fund invests in foreign securities that are principally traded in a foreign market, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of portfolio securities of foreign issuers used in such calculation. Therefore, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined in good faith through the consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Assets and liabilities denominated in foreign currencies will have a market value converted into U.S. dollars at the prevailing foreign currency exchange daily rates as provided by a pricing service. Forward currency exchange contracts will have a market value determined by the prevailing foreign currency exchange daily rates and current foreign

VALUATION OF SHARES

currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Prevailing foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern Time, which approximates the close of the London Exchange.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies, which are priced as equity securities in accordance with procedures established by, and under direction of, the Board of Trustees.

Forward Funds has a policy that contemplates the use of fair value pricing to determine the NAV per share of a Fund when market prices are unavailable, as well as under other circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security or (ii) when events occur after the close of the exchange on which a portfolio security is principally traded that are likely to have changed the value of the security. When a Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The fair value of certain of a Fund’s securities may be determined through the use of a statistical research service or other calculation methodology. Forward Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. While fair values determined pursuant to Forward Funds’ procedures are intended to represent the amount a Fund would expect to receive if the fair valued security were sold at the time of fair valuation, the fair value may not equal what the Fund would receive if it actually were to sell the security as of the time of pricing.

Because a Fund may invest in below investment grade securities and securities of small capitalization companies, which may be infrequently traded and therefore relatively illiquid, and foreign securities, the valuation of which may not take place contemporaneously with the calculation of the Fund’s NAV, the Fund may be subject to relatively greater risks of market timing, and in particular, a strategy that seeks to take advantage of inefficiencies in market valuation of these securities because of infrequent trading. For this reason, a Fund may, at times, fair value some or all of its portfolio securities in order to deter such market timing.

PURCHASING SHARES

HOW TO BUY SHARES

You can open an account and make an initial purchase of shares of the Funds directly from the Funds or through a financial intermediary that has established an agreement with the Funds’ Distributor. Not all Funds or classes of Funds may be available for purchase in your state of residence. Please check with your financial intermediary to ensure your eligibility to purchase a Fund or a class of a Fund.

To open an account and make an initial purchase directly with the Funds, you can mail a check or other negotiable bank draft (payable to Forward Funds) in the minimum amounts described below, along with a completed and signed Account Application, to Forward Funds, P.O. Box 1345, Denver, CO 80201. To obtain an Account Application, call (800) 999-6809 or download one from www.forwardfunds.com. A completed Account Application must include your valid taxpayer identification number. You may be subject to penalties if you falsify information with respect to your tax identification number.

After you have opened an account, you can make subsequent purchases of shares of Forward Funds through your financial intermediary or directly from the Funds. To purchase shares directly by mail, send your instruction and a check to the Funds at P.O. Box 1345, Denver, CO 80201.

Depending upon the terms of your account, you may pay account fees for services provided in connection with your investment in a Fund. Financial intermediaries may charge their customers a transaction or service fee. Forward Funds or your financial intermediary can provide you with information about these services and charges. You should read this Prospectus in conjunction with any such information you receive.

Minimum Initial Investment Amount:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for each Fund must be $100 or more. Financial intermediaries may charge their customers a transaction or service fee.

Forward Funds has the discretion to waive or reduce any of the above minimum investment requirements.

Automatic Investment Plan:

Forward Funds offers an Automatic Investment Plan for current and prospective investors in which you may make monthly investments in one or more of the Forward Funds. The minimum initial investment amount is $500 and minimum subsequent investments are $50 per Fund. Sums for investment will be automatically withdrawn from your checking or savings account on the day you specify. If you do not specify a day, the transaction will occur on the 20th of each month or the next Business Day if the 20th is not a Business Day. Please call (800) 999-6809 if you would like more information.

PURCHASING SHARES

SHARE CLASSES

In this Prospectus, each Fund, except for the Forward Long/Short Credit Analysis Fund, offers Class A shares and Class C shares. Each share class of a Fund represents an investment in the same portfolio of securities, but each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. The Funds contained in this Prospectus also offer additional classes of shares pursuant to separate Prospectuses. Information on such other share classes can be requested by calling (800) 999-6809. When you purchase shares of a Fund, you must choose a share class.

Factors you should consider in choosing a class of shares include:

•	How long you expect to own the shares;
•	How much you intend to invest;
•	Total expenses associated with owning shares of each class; and
•	Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver).

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

SALES CHARGES

•	Class A Shares

For all Funds except the Forward International Fixed Income Fund, the maximum sales charge on the purchase of Class A shares is 5.75% of the offering price. The offering price is the NAV per share plus the applicable front-end sales charge. The current sales charges are:

	Sales Charge as a Percentage of:		Dealer’s Concession (as a % of Offering Price)
Dollar Amount Invested	Offering Price	NAV
Less than $25,000	5.75%	6.10%	5.00%
$25,000 to $49,999.99	5.00%	5.26%	4.25%
$50,000 to $99,999.99	4.50%	4.71%	3.75%
$100,000 to $249,999.99	3.50%	3.63%	2.75%
$250,000 to $499,999.99	2.50%	2.56%	2.00%
$500,000 to $749,999.99	2.00%	2.04%	1.60%
$750,000 to $999,999.99	1.50%	1.52%	1.20%
$1,000,000 & Above	0.00%	0.00%	up to 0.50%

PURCHASING SHARES

For the Forward International Fixed Income Fund, the maximum sales charge on the purchase of Class A shares is 3.75% of the offering price. The offering price is the NAV per share plus the applicable front-end sales charge. For the Forward International Fixed Income Fund, the current sales charges are:

	Sales Charge as a Percentage of:		Dealer’s Concession (as a % of Offering Price)
Dollar Amount Invested	Offering Price	NAV
Less than $100,000	3.75%	3.90%	3.25%
$100,000 to $249,999.99	3.50%	3.63%	3.00%
$250,000 to $499,999.99	2.50%	2.56%	2.10%
$500,000 to $749,999.99	2.00%	2.04%	1.75%
$750,000 to $999,999.99	1.50%	1.52%	1.25%
$1,000,000 & Above	0.00%	0.00%	up to 0.50%

If your account value, including the amount of your current investment, totals $1 million or more, you will not pay a front-end sales charge on the current investment amount. The Distributor may pay the selling financial intermediary up to 0.50% of the offering price. However, if you sell these shares (for which you did not pay a front-end sales charge) within eighteen months of purchase, you will pay a contingent deferred sales charge (“CDSC”) of 0.50%. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. The Funds will use the first-in, first-out (FIFO) method to determine the eighteen-month holding period for the CDSC. The date of the redemption will be compared to the earliest purchase date of Class A shares not subject to a sales charge held in the redeeming shareholder’s account. The CDSC will be charged if the holding period is less than eighteen months, using the anniversary date of a transaction to determine the “eighteen-month” mark. As an example, shares purchased on December 1, 2009 would be subject to the CDSC if they were redeemed on or prior to June 1, 2011. On or after June 2, 2011, they would not be subject to the CDSC. The CDSC primarily goes to the Distributor as reimbursement for the portion of the dealer concession paid to financial intermediaries.

Class A shares acquired by reinvestment of dividends are not subject to the CDSC. CDSC waivers are available in certain circumstances. For information regarding waivers, please see “Waiver of CDSC” below.

•	Class C Shares

There is no sales charge on the purchase of Class C shares. The offering price is the net asset value per share. The maximum purchase amount for the Class C shares is $999,999.99. Purchasers of $1 million or more in shares of a Fund will not be able to purchase Class C shares of a Fund. Depending on each investors specific situation, Class C shares may have a higher expense ratio and pay lower dividends than other share classes offered by the Funds because the distribution and service fee for the Class C shares is higher than the distribution and service fee for other share classes (if applicable). Furthermore, the length of the holding period for the deferred sales charge for Class C shares (as discussed below) may differ from the length of the deferred sales charge holding period for other share classes offered by the Funds (if applicable). You should speak with your financial advisor to help you decide which share class is best for you.

PURCHASING SHARES

The Funds’ Distributor pays 1.00% of the amount invested to financial intermediaries who sell Class C shares of the Funds. Investors purchasing Class C shares pay a contingent deferred sales charge (“CDSC”) of 1% if such shares are held for less than one year. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. The CDSC primarily goes to the Funds’ Distributor as reimbursement for the portion of the dealer concession paid to financial intermediaries.

The Funds will use the first-in, first-out (FIFO) method to determine the holding period for the CDSC. The date of the redemption will be compared to the earliest purchase date of shares held in the redeeming shareholder’s account. The CDSC will be charged if the holding period is less than one year, using the anniversary date of a transaction to determine the “one year” mark. As an example, shares purchased on December 1, 2009 would be subject to the CDSC if they were redeemed on or prior to December 1, 2010. On or after December 2, 2010, they would not be subject to the CDSC.

Class C shares acquired by reinvestment of dividends are not subject to the CDSC. CDSC waivers are available in certain circumstances. For information regarding waivers, please see “Waiver of CDSC” below.

•	Reduced Sales Charge for Class A Shareholders

As noted in the table above, discounts (“breakpoints”) are available for larger purchases. There are several ways for shareholders to reach a higher discount level and qualify to pay a lower sales charge. Shareholders may qualify by combining current and past purchases in any of the Class A shares of the Forward Funds. To determine whether or not a reduced initial sales charge applies to a proposed purchase, we take into account not only the money that is invested upon such proposed purchase, but also the value of all Class A shares of the Forward Funds that we currently have associated with you, calculated at their historical cost and/or offering price.

You can minimize sales charges in any of the following ways:

1.	Increase your initial Class A investment amount to reach a higher discount level.

2.	Right of Accumulation. Add to an existing Class A shareholder account so that the current offering price value (or if greater, the amount of the initial purchase less any redemptions) of the total combined holdings reach a higher discount level.

3.	Letter of Intent. Inform the Funds that you wish to sign a non-binding Letter of Intent to purchase an additional value of Class A shares over a 13-month period at a level that would entitle you to a higher discount level.

4.	Combined Purchase Privilege. Combine the following investor accounts into one “purchase” or “holding” to qualify for a reduced sales charge:

(a)	An individual or “company,” as defined in Section 2(a)(8) of the 1940 Act (which includes corporations which are corporate affiliates of each other, but does not include those companies in existence less than six months or which have no purpose other than the purchase of shares of the Fund or other registered investment companies at a discount);

PURCHASING SHARES

(b)	An individual, his or her spouse and children under age 21, purchasing for his, her or their own account;

(c)	A single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or

(d)	A single purchase for the employee benefit plans of a single employer.

To qualify for the Combined Purchase Privilege or to obtain the Right of Accumulation, when each such purchase is made, the investor or financial intermediary must provide us with sufficient information to verify that the purchase qualifies for the privilege or discount. Because breakpoint eligibility may be determined based on historical cost, you should retain any records necessary to substantiate those costs in cases where the Funds, their transfer agent and financial intermediaries do not maintain this information.

It may be necessary for an investor to provide the following information or records to the Funds or his or her financial intermediary in order to verify his or her eligibility for a breakpoint discount: (a) information or records regarding shares of the Funds held in all accounts (e.g., retirement accounts) of the investor at the financial intermediary; (b) information or records regarding shares of the Funds held in any account of the shareholder at another financial intermediary; and (c) information or records regarding shares of the Funds held at any financial intermediary by related parties of the investor, such as members of the same family or household. If an investor fails to identify necessary breakpoint information, the investor may not receive the breakpoints that would otherwise be available.

•	Reinstatement Privilege

An investor who has sold Class A shares of the Fund may reinvest the proceeds of such sale in Class A shares of any of the Forward Funds within 120 days of the sale, and any such reinvestment will be made at the Fund’s then-current net asset value, so that no sales charge will be levied. Investors should call the Forward Funds for additional information prior to exercising this privilege.

By exercising this reinstatement privilege, the investor does not alter the federal income tax treatment of any capital gains realized on the previous sale of shares of the Fund, but to the extent that any shares are sold at a loss and proceeds are reinvested in shares of the Fund, some or all of the loss may be disallowed as a deduction. Please contact your tax advisor for more information concerning tax treatment of such transactions.

•	Waiver of Initial Sales Charges

A Fund may waive the imposition of sales charges on investor purchases of Class A shares of the Fund under certain circumstances and conditions, including shares purchased by:

•	Officers, directors, trustees, and employees of Forward Funds, Forward Management, sub-advisors, and their respective affiliates.
•	ReFlow, which is a program designed to provide a liquidity source for mutual funds experiencing redemptions of their shares.

PURCHASING SHARES

•	Registered representatives and employees of financial intermediaries with a current selling agreement with the Distributor or Forward Management and their affiliates.
•	Clients of financial intermediaries using Forward Funds in fee-based investment products under a signed agreement with the Distributor or Forward Management.
•	Advisory accounts managed by registered investment advisers or bank trust departments.
•	Employees of designated asset management firms, other service providers, and their affiliates.
•	Immediate family members of all such persons as described above.
•	Certain qualified plans, including pension funds, endowments, and other institutional funds.
•	Financial intermediary supermarkets and fee-based platforms.

•	Waiver of CDSC

A Fund may waive the imposition of a CDSC on redemptions of Class A or Class C shares of the Fund under certain circumstances and conditions, including without limitation the following:

•

Redemptions following the death or permanent disability (as defined by Section 72(m)(7) of the Internal Revenue Code) of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

•

Redemptions made through a Systematic Withdrawal Plan, limited to 10% per year of the account value at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested.

•

Required minimum distributions from a tax-deferred retirement plan or an individual retirement account (IRA) as required under the Internal Revenue Code. The waiver of the CDSC for required distributions will be as a percentage of assets held in the Funds.

•	Forced redemptions made by the Funds of shares held by shareholders whose account has a value of less than $100.
•	Redemptions made by ReFlow.
•	Redemptions in cases of natural disaster affecting shareholders.

If you think you may be eligible for a CDSC waiver, contact your financial intermediary. You must notify Forward Funds prior to the redemption request to ensure your receipt of the waiver. Please call (800) 999–6809 for additional information.

EXCHANGE PRIVILEGE

Exchanges of Class A and Class C Shares for the Same Class Shares of Any Other Forward series of the Trust (“Forward Series”)

By following the instructions below, and subject to such limitations as may be imposed by the Trust, you may exchange your Class A or Class C shares of any Forward Series for the same Class shares of any other Forward Series, or with a money market fund. Please check with Forward Funds to determine which money market funds are available.

PURCHASING SHARES

There are generally no fees for exchanges, but an exchange of shares between Forward Series is technically a sale of shares in one Forward Series followed by a purchase of shares in another Forward Series, and therefore may have tax consequences. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a new tax basis for your new shares.

Class A shares of a Forward Series initially purchased subject to a front-end sales load may generally be exchanged for Class A shares of another Forward Series without the payment of an additional front-end sales load. If you exchange Class A shares of a Forward Series for Class A shares of another Forward Series that is subject to a higher front-end sales load, you will be charged the difference between the two sales loads. If the front-end sales load was waived for your initial purchase of Class A shares, you may be subject to the imposition of a front-end sales load upon exchanging into Class A shares of another Forward Series. If you purchased Class A shares subject to a sales load, you will not be reimbursed the sales load upon exchange of the shares to another Forward Series.

If your Class A or Class C shares are subject to a CDSC, and you exchange them for Class A or Class C shares subject to a CDSC, the shares will be subject to the higher applicable CDSC of the two Forward Series and, for purposes of calculating CDSC rates, will be deemed to have been held since the date the shares being exchanged were initially purchased.

Shareholders should read the prospectus of any other Forward Series into which they are considering exchanging.

Exchanges of A Class and C Class Shares for Institutional or Investor Class Shares of the Same Forward Series

By following the instructions below, and subject to such limitations as may be imposed by the Trust, you may exchange your Class A and Class C shares for Investor or Institutional Class shares of the same Forward Series. An exchange of shares of one class of a Forward Series into another class of the same Forward Series is not treated as a redemption and sale for tax purposes.

Class A and Class C shares subject to a CDSC will be charged the applicable CDSC upon exchange for Institutional Class or Investor Class shares.

If you purchased Class A shares subject to a sales load, you will not be reimbursed the sales load upon exchange of the shares to another Class in the same Forward Series.

Shareholders should read the section of the prospectus regarding any other Class of shares into which they are considering exchanging.

PURCHASING SHARES

General Information about Exchanges

Shares of one Forward Series or Class may be exchanged for shares of another Forward Series or Class on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements, including the minimum investment requirements, of the other Forward Series or Class. Your exchange request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, Series and allocation of investment, and signature of authorized signer. Shares will be exchanged at the next NAV calculated after the Transfer Agent receives the exchange request in good order. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. Once your exchange is received in proper form, it cannot be revoked. Exchanges into another Series and/or Class must be for at least $100. The Trust reserves the right to prohibit exchanges during the first 15 days following an investment in the Series and may terminate or change the terms of the exchange privilege at any time. In addition Forward Funds may suspend a shareholder’s exchange privilege if, in the judgment of Forward Management, the shareholders exchange activity indicates frequent trading of market timing that may be harmful to a Forward Series or its shareholders. See “Policies Concerning Frequent Purchases and Redemptions” in this Prospectus.

Not all Forward Series or Forward Series classes may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the Forward Series or the class of shares of the Forward Series you want to exchange into is offered in your state of residence.

In general, you will receive notice of any material change to the exchange privilege at least 60 days prior to the change, although this notice period may be reduced or eliminated if determined by the Board of Trustees or Forward Management to be in the best interests of shareholders and otherwise consistent with applicable regulations.

You can send a written instruction specifying your exchange or, if you have authorized telephone exchanges previously and we have a record of your authorization, you can call (800) 999-6809 to execute your exchange. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange.

PRICING OF FUND SHARES

When you purchase shares, you will pay the NAV that is next calculated after we receive your order. If you place an order for the purchase of shares through a financial intermediary, the purchase price will be based on the NAV next determined, but only if the financial intermediary receives the order by the close of the Business Day. Your financial intermediary is responsible for transmitting such orders promptly. If the financial intermediary fails to transmit your order properly, your right to that Business Day’s closing price must be settled between the financial intermediary and you.

PURCHASING SHARES

Purchases of shares of a Fund will be effected only on a Business Day. An order received prior to the daily cut-off time on any Business Day is processed based on that day’s NAV. An order received after the cut-off time on any Business Day is processed based on the NAV determined as of the next Business Day of the Funds.

CUSTOMER IDENTIFICATION PROGRAM

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name;
•	Date of birth (for individuals);
•	Residential or business street address (although post office boxes are still permitted for mailing); and
•	Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Forward Funds and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

eDELIVERY

eDelivery allows you to receive your quarterly account statements, transaction confirmations and other important information concerning your investment in Forward Funds online. Select this option on your account application to receive email notifications when quarterly statements and confirmations are available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish eDelivery, call (800) 999-6809 or visit

PURCHASING SHARES

www.forwardfunds.com. The minimum initial investment for accounts enrolled in eDelivery is $2,000.

ONLINE ACCOUNT ACCESS

Shareholders can opt to access their account information online. You must select this option on your account application or call (800) 999-6809 to register. To set up online access, go to www.forwardfunds.com, select Account Login and obtain a user ID and password. If you have questions, or problems accessing your account, contact Forward Funds at (800) 999-6809.

OTHER INFORMATION

The issuance of shares is recorded electronically on the books of Forward Funds. You will receive a confirmation of, or account statement reflecting, each new transaction in your account, which will also show the total number of shares of each Fund you own. You can rely on these statements in lieu of certificates. Certificates representing shares of the Funds will not be issued.

Forward Funds may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Due to the relatively high cost of handling small investments, Forward Funds reserve the right, upon 60 days’ written notice, to redeem, at net asset value, the shares of any shareholder whose account has a value of less than $100 in a Fund, other than as a result of a decline in the net asset value per share. This policy will not be implemented where the Fund has previously waived the minimum investment requirement for that shareholder. Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account to at least $100 before the redemption is processed. As a sale of your Fund shares, this redemption may have tax consequences.

Forward Funds reserves the right to refuse any request to purchase shares.

REDEEMING SHARES

You may normally redeem your shares on any Business Day. Redemptions are priced at the NAV per share next determined after receipt of a redemption request in proper form by the Funds’ Distributor, Forward Funds or their agent, and subject to any applicable redemption fee. A financial intermediary may charge its customers a transaction or service fee in connection with redemptions. Forward Funds intends to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, Forward Funds reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in-kind. If shares are redeemed in-kind, the redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received in the distribution including, but not limited to, brokerage costs of converting the portfolio securities to cash.

HOW TO REDEEM SHARES

Neither the investment advisor, the Distributor, the Transfer Agent, a sub-advisor, Forward Funds nor any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, wired or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, you bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed to be genuine. Forward Funds will employ reasonable procedures to confirm that instructions communicated are genuine. These procedures include recording phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account.

•	By Telephone

You may redeem your shares by telephone if you choose that option on your Account Application. If you did not originally select the telephone option, you must provide written instructions to Forward Funds in order to add this option. The maximum amount that may be redeemed by telephone at any one time is $50,000. You may have the proceeds mailed to your address of record or wired to a bank account previously designated on the Account Application. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 will be charged by the Forward Funds.

•	By Mail

To redeem by mail, you must send a written request for redemption to Forward Funds, P.O. Box 1345, Denver, CO 80201. The Funds’ Transfer Agent will require a Medallion Signature Guarantee. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as Medallion Signature Guarantees. The Medallion Signature Guarantee requirement will be waived if all of the following conditions apply: (1) the redemption check is payable to the shareholder(s) of

REDEEMING SHARES

record, (2) the redemption check is mailed to the shareholder(s) at the address of record, (3) an application is on file with the Transfer Agent, and (4) the proceeds of the redemption are $50,000 or less. The Transfer Agent cannot send an overnight package to a post office box.

•	By Systematic Withdrawal

You may elect to have monthly electronic transfers ($100 minimum) made to your bank account from your Forward Funds account. Your Forward Funds account must have a minimum balance of $10,000 and automatically have all dividends and capital gains reinvested. The transfer will be made on the Business Day you specify (or the next Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Business Day.

•	Retirement Accounts

To redeem shares from an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account, you must mail a completed and signed Distribution Form to the Forward Funds. You may not redeem shares of an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account by telephone or via the Internet.

PAYMENTS OF REDEMPTION PROCEEDS

Redemption orders are valued at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. Forward Funds may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and Forward Funds cannot sell shares or accurately determine the value of assets, or if the SEC orders Forward Funds to suspend redemptions or delay payment of redemption proceeds.

At various times, Forward Funds may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last 15 days or more. Forward Funds intends to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire transfer. Forward Funds intends to pay cash for all shares redeemed, except in cases noted above under the heading “Redeeming Shares,” in which case payment for certain large redemptions may be made wholly or partly in portfolio securities that have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.

•	By Check

You may have a check for the redemption proceeds mailed to your address of record. To change the address to which a redemption check is to be mailed, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201.

REDEEMING SHARES

•	By ACH Transfer

If your account is bank ACH active, you may have your redemption proceeds sent to your bank account via ACH transfer.

•	By Wire Transfer

You can arrange for the proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for expedited wire redemption on your Forward Funds Account Application. This redemption option does not apply to shares held in broker “street name” accounts. If a request for a wire redemption is received by Forward Funds prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by Forward Funds for up to seven days if deemed appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. Forward Funds cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The minimum amount that may be wired is $2,500. Forward Funds reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 15 days. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 will be charged by Forward Funds.

POLICIES CONCERNING FREQUENT PURCHASES AND REDEMPTIONS

The Funds do not accommodate frequent purchases and redemptions of Fund shares. Short-term or excessive trading may interfere with the efficient management of a Fund, increase transaction costs and taxes and may harm a Fund’s performance. The Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares.

The Funds attempt to discover and discourage frequent trading in several ways. These methods include trade activity monitoring and fair value pricing. Although these methods are designed to discourage frequent trading, there can be no guarantee that the Funds will be able to identify and restrict investors that engage in such activities. These methods are inherently subjective and involve judgment in their application. The Funds and their service providers seek to make these judgments and apply these methods uniformly and in a manner that they believe is consistent with the interests of the Funds’ long-term shareholders. The Funds may amend these policies and procedures in the future to enhance the effectiveness of the program or in response to changes in regulatory requirements.

The Funds monitor trading activity with respect to the purchase, sale and exchange of Fund shares. Trading activity is evaluated to determine whether such activity is indicative of market timing activity or is otherwise detrimental to a Fund. If a Fund believes that a shareholder has engaged in short-term or excessive trading activity to the detriment of the Fund and its long-term shareholders, the Fund may, in its sole discretion, request the shareholder to stop such trading activities or refuse to process purchases or exchanges in the shareholder’s account. The Funds specifically reserve the right to reject any purchase or exchange order by any investor or group of investors indefinitely for any reason.

The Funds currently are unable to directly monitor the trading activity of beneficial owners of the Funds’ shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by other intermediaries. Omnibus accounts allow intermediaries to aggregate their customers’ investments in one account and to purchase, redeem and exchange Fund shares without the identity of a particular customer being known to a Fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the Funds’ short term trading policies. Although it attempts to do so, the Funds cannot assure that these policies will be enforced with regard to Fund shares held through such omnibus arrangements.

The Board of Trustees has adopted procedures to fair value each Fund’s securities in certain circumstances when market prices are not readily available, including when trading in a security is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market.

By fair valuing securities, the Funds seek to establish prices that investors might expect to realize upon the current sales of these securities. For non-U.S. securities, fair valuation is intended to deter market timers who may take advantage of time zone differences between the close of the foreign markets on which a Fund’s portfolio securities trade and the U.S. markets that determine the time as of which the Fund’s NAV is calculated.

POLICIES CONCERNING FREQUENT PURCHASES AND REDEMPTIONS

The Funds make fair value determinations in good faith in accordance with the Funds’ valuation procedures. Because of the subjective and variable nature of fair value pricing, there can be no assurance that a Fund could obtain the fair value assigned to the security upon the sale of such security.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

Forward Funds has adopted Service and Distribution Plans Under Rule 12b-1 (each a “Plan” and collectively the “Plans”) which allow each of the Funds to pay for the sale and distribution of its shares at an annual rate of up to 0.35% of the Fund’s average daily net assets attributable to Class A shares and up to 0.75% of the Fund’s average daily net assets attributable to Class C shares. Each Fund may make payments under the Plan for the purpose of financing any activity primarily intended to result in the sale of Class A or Class C shares. In addition, payments under the Plan may be made to banks and their affiliates and other institutions, including broker-dealers, for the provision of administrative and/or shareholder services for Class A and Class C shareholders.

Because these fees are paid out of assets attributable to each Fund’s Class A and Class C shares on an on-going basis, over time these fees will increase the cost of an investment in Class A or Class C shares and may cost more than other types of sales charges.

Forward Funds has adopted a Shareholder Services Plan with respect to the Class A shares and Class C shares of each of the Funds. Under the Shareholder Services Plan, each Fund is authorized to pay third party service providers for certain expenses incurred in connection with providing services to shareholders. Payments under the Shareholder Services Plan are calculated daily and paid monthly at an annual rate not to exceed 0.20% of the average daily net assets of a Fund attributable to Class A shares and 0.25% of the average daily net assets of a Fund attributable to the Class C shares.

ADDITIONAL PAYMENTS TO INTERMEDIARIES

Forward Management or its affiliates may enter into arrangements to make additional payments, sometimes referred to as “revenue sharing,” to certain financial intermediaries or their affiliates. Revenue sharing arrangements occur when Forward Management or its affiliates agree to payout of their own resources (which may include legitimate profits from providing advisory or other services to the Funds), cash compensation to intermediaries in addition to any sales charges, distribution fees, service fees or other expenses paid by the Funds or their shareholders as disclosed in the Fund Fees and Expenses tables in this Prospectus. Revenue sharing arrangements may include payments for shelf space and marketing support to distribute the Funds’ shares, as well as compensation for shareholder recordkeeping, processing, accounting and/or other administrative or distribution services in connection with the sale or servicing of shares of the Funds. This compensation may be more or less than the overall compensation received by intermediaries with respect to other investment products and may influence intermediaries to present the Funds or make them available to their other customers. For more information about these payments, please see the SAI or ask your financial intermediary.

DIVIDENDS AND TAXES

The Funds, except for the Forward International Fixed Income Fund, the Forward Real Estate Fund and the Forward Long/Short Credit Analysis Fund, expect to declare and pay dividends of net investment income and capital gain distributions annually, if available. The Forward International Fixed Income Fund and the Forward Long/Short Credit Analysis Fund expect to declare and pay income dividends quarterly and capital gain distributions annually, if available. The Forward Real Estate Fund expects to declare and pay income dividends monthly and capital gains distributions annually, if available. A shareholder will automatically receive all income, dividends and capital gain distributions in additional full and fractional shares, unless the shareholder elects to receive dividends or distributions in cash. To elect to receive your dividends in cash or to revoke your election, call (800) 999-6809 or write to us at Forward Funds, P.O. Box 1345, Denver, CO 80201.

TAX-EXEMPT INCOME

If the Forward Long/Short Credit Analysis Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). If the Fund does not have at least 50% of its assets invested in tax-exempt municipal obligations at the end of any quarter of its tax year, the Fund would not be able to designate any tax-exempt dividends for such year and any distributions of net interest from tax-exempt obligations would generally be taxable to shareholders. Although the Fund may satisfy the 50% requirement for paying exempt interest dividends, there can be no assurance that it will do so. Further, as discussed below, distributions of the Fund’s other income and gains will be generally includable in the taxable income of the Fund’s investors.

FEDERAL TAXES

The following information is meant only as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax advisor for advice about the particular Federal, state and local or foreign tax consequences to you of investing in a Forward Fund.

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year.

Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. The tax status of a particular distribution will generally be the same for all of a Fund’s shareholders. Except as described below, it does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gain distribution, it will be taxable to you at your long-term capital gain rate.

DIVIDENDS AND TAXES

Dividends attributable to interest are not eligible for the reductions in rates described below. Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and on certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

•	Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%;

•	Distributions of earnings from dividends paid by certain “qualifying foreign corporations” can also qualify for the lower tax rates on qualifying dividends;

•	A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate;

•

Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared. Each year, the Funds will send shareholders tax reports detailing the tax status of any distributions for that year.

Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors, generally will not be required to pay tax on distributions.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange a Fund’s shares for shares of another Fund, you may be treated as if you sold them and any gain on the transaction may be subject to Federal income tax. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

As with all mutual funds, a Fund may be required to withhold U.S. Federal income tax at the current rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Please see the SAI for additional tax information.

DIVIDENDS AND TAXES

INVESTMENT IN REAL ESTATE INVESTMENT TRUSTS

The Forward Real Estate Fund plans to and each other Fund may invest in real estate investment trusts (REITs). REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs primarily invest directly in real property and derive income from the collection of rents. Equity REITs may also sell properties that have appreciated in value and thereby realize capital gains. Mortgage REITs invest primarily in real estate mortgages and derive income from interest payments. Like regulated investment companies, REITs are not taxed on income distributed to shareholders if the REITs comply with Code requirements.

REITs pay distributions to their shareholders based upon available cash flow from operations. In many cases, because of “non-cash” expenses such as property depreciation, an equity REIT’s cash flow will exceed its earnings and profits. Distributions received from a REIT do not qualify for the intercorporate dividends-received deductions and are taxable as ordinary income to the extent of the REIT’s earnings and profits. Distributions in excess of a REIT’s earnings and profits are designated as return of capital and are generally not taxable to shareholders. However, return of capital distributions reduce tax basis in the REIT shares. Once a shareholder’s cost basis is reduced to zero, any return of capital is taxable as a capital gain. The Funds intend to include the gross dividends received from such REITs in its distributions to shareholders, and accordingly, a portion of that fund’s distributions may also be designated as a return of capital. REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a Fund to extend the deadline for issuance of Forms 1099-DIV beyond January 31.

PORTFOLIO HOLDINGS DISCLOSURE

Forward Funds discloses all portfolio holdings of each Fund, other than the Forward Long/Short Credit Analysis Fund, as of the end of each month on its web site at www.forwardfunds.com. Portfolio holdings as of month-end are posted on the 21st day of the next succeeding month (or, if the 21st day is not a Business Day, then on the next Business Day). Forward Funds discloses the portfolio holdings of the Forward Long/Short Credit Analysis Fund quarterly on its web site at www.forwardfunds.com no sooner than one day after such information is filed with the SEC in a publicly available filing.

A description of the Forward Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio holdings is available in the SAI.

GENERAL INFORMATION

You can obtain current price, yield and other performance information on any of the Forward Funds between the hours of 9:00 a.m. and 8:00 p.m. Eastern time Monday through Friday by calling (800) 999-6809. You can request shareholder reports that contain performance information. These are available free of charge.

Our shareholders receive unaudited semi-annual reports and annual reports that have been audited by independent accountants. If you have any questions about Forward Funds, write to Forward Funds, P.O. Box 1345, Denver, CO 80201 or call (800) 999-6809. In addition to information available in annual and semi-annual reports, quarterly portfolio holdings information for the first and third fiscal quarters is available on the SEC’s website at www.sec.gov.

You should rely only on the information provided in this Prospectus and the SAI concerning the offering of the Forward Funds’ shares. We have not authorized anyone to give any information that is not already contained in this Prospectus and the SAI. Shares of the Forward Funds are offered only where the sale is legal.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance and other financial information for the last five years of the Funds’ operations. Certain information reflects financial results for a single Fund share. “Total Return” shows how much an investment in each Fund increased (or lost) assuming reinvestment of all dividends and distributions. Information for the fiscal years ended December 31, 2004 through and including 2008 has been audited by PricewaterhouseCoopers, LLP whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report which was filed with the SEC on March 9, 2009 (Accession No. 0001193125-09-048171) and is available upon request.

The Forward Banking and Finance Fund and the Forward Growth Fund (the “Predecessor Emerald Funds”) were previously organized as series of a separate legal entity called the HomeState Group (the “Predecessor Trust”), a Pennsylvania common law trust. The Predecessor Emerald Funds were reorganized into newly organized series of the Trust effective May 1, 2005, pursuant to an Agreement and Plan of Reorganization. For the period ending April 30, 2005, the financial highlights table for the Fund relates to the Predecessor Emerald Funds.

The Forward Emerging Markets Fund, Forward International Equity Fund, Forward International Small Companies Fund, Forward Small Cap Equity Fund, Forward Mini-Cap Fund, Forward Legato Fund and Forward Real Estate Fund are successor mutual funds to previously operational funds (the “Predecessor Funds”) which were series of a separate legal entity called Forward Funds, Inc., a Maryland corporation. The Predecessor Funds were reorganized into newly organized series of the Trust effective July 1, 2005, pursuant to an Agreement and Plan of Reorganization. For the period ending June 30, 2005, the financial highlights tables relate to the Predecessor Funds.

Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders when they are prepared.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Forward Banking and Finance Fund - Class A
	Year Ended December 31, 2008(a)	Year Ended December 31, 2007	Year Ended December 31, 2006	Six Months Ended December 31, 2005	Year Ended June 30, 2005	Year Ended June 30, 2004

Net asset value, beginning of period	$19.61	$28.81	$27.61	$27.99	$25.74	$19.89
Income/(loss) from operations:
Net investment income/(loss)	0.08	(0.05)	(0.04)	(0.01)(b)	(0.06)(b)	(0.03)(b)
Net realized and unrealized gain/(loss) on investments	(4.28)	(5.86)	2.78	1.49	3.30	6.07

Total from investment operations	(4.20)	(5.91)	2.74	1.48	3.24	6.04

Less distributions:
From net investment income	(0.02)	—	—	—	—	(0.01)
From capital gains	—	(3.30)	(1.54)	(1.86)	(0.99)	(0.18)

Total distributions	(0.02)	(3.30)	(1.54)	(1.86)	(0.99)	(0.19)

Redemption fees added to paid in capital	—	0.01	0.00(c)	—	—	—

Net increase/(decrease) in net asset value	(4.22)	(9.20)	1.20	(0.38)	2.25	5.85

Net asset value, end of period	$15.39	$19.61	$28.81	$27.61	$27.99	$25.74

Total Return(d)	(21.41)%	(20.92)%	9.94%	5.31%(e)	13.12%	30.53%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$48,460	$64,560	$164,164	$184,550	$183,556	$133,136
Ratios to average net assets:
Net investment income/(loss)	0.36%	(0.14)%	(0.13)%	(0.10)%(f)	(0.23)%	(0.13)%
Operating expenses	1.65%	1.69%	1.62%	1.57%(f)	1.80%	1.74%
Portfolio turnover rate	61%	29%	34%	15%(e)	25%	29%

(a)	Prior to May 1, 2008, the Forward Banking and Finance Fund was known as the Forward Emerald Banking and Finance Fund.
(b)	Per share amounts calculated based on the average shares outstanding during the period.
(c)	Amount represents less than $0.01 per share.
(d)	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
(e)	Not annualized.
(f)	Annualized.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Forward Banking and Finance Fund - Class C
	Year Ended December 31, 2008(a)	Year Ended December 31, 2007	Year Ended December 31, 2006	Six Months Ended December 31, 2005	Year Ended June 30, 2005	Year Ended June 30, 2004

Net asset value, beginning of period	$18.60	$27.71	$26.73	$27.23	$25.23	$19.62
Income/(loss) from operations:
Net investment loss	(0.19)	(0.29)	(0.22)	(0.10)(b)	(0.23)(b)	(0.18)(b)
Net realized and unrealized gain/(loss) on investments	(3.89)	(5.53)	2.74	1.46	3.22	5.97

Total from investment operations	(4.08)	(5.82)	2.52	1.36	2.99	5.79

Less distributions:
From capital gains	—	(3.30)	(1.54)	(1.86)	(0.99)	(0.18)

Total distributions	—	(3.30)	(1.54)	(1.86)	(0.99)	(0.18)

Redemption fees added to paid in capital	—	0.01	0.00(c)	—	—	—

Net increase/(decrease) in net asset value	(4.08)	(9.11)	0.98	(0.50)	2.00	5.61

Net asset value, end of period	$14.52	$18.60	$27.71	$26.73	$27.23	$25.23

Total return(d)	(21.94)%	(21.43)%	9.44%	5.01%(e)	12.37%	29.68%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$23,486	$41,441	$111,868	$112,774	$107,804	$88,249
Ratios to average net assets:
Net investment loss	(0.30)%	(0.79)%	(0.79)%	(0.75)%(f)	(0.88)%	(0.77)%
Operating expenses	2.30%	2.34%	2.27%	2.22%(f)	2.45%	2.39%
Portfolio turnover rate	61%	29%	34%	15%(e)	25%	29%

(a)	Prior to May 1, 2008, the Forward Banking and Finance Fund was known as the Forward Emerald Banking and Finance Fund.
(b)	Per share amounts calculated based on the average shares outstanding during the period.
(c)	Amount represents less than $0.01 per share.
(d)	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
(e)	Not annualized.
(f)	Annualized.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

Forward Emerging Markets Fund - Class A
Period Ended December 31, 2008(a)(b)

Net asset value, beginning of period	$27.28
Income/(loss) from operations:
Net investment income	0.13
Net realized and unrealized loss on investments	(14.71)

Total from investment operations	(14.58)

Less distributions:
From capital gains	(0.41)

Total distributions	(0.41)

Net decrease in net asset value	(14.99)

Net asset value, end of period	$12.29

Total Return(c)	(53.33)%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$1,529
Ratios to average net assets:
Net investment income including reimbursement/waiver	1.00%(e)
Operating expenses including reimbursement/waiver	1.73%(e)
Operating expenses excluding reimbursement/waiver	1.76%(e)
Portfolio turnover rate	214%(f)

(a)	Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.
(b)	The Fund began offering Class A shares on May 1, 2008.
(c)	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Forward Growth Fund - Class A
	Year Ended December 31, 2008(a)	Year Ended December 31, 2007	Year Ended December 31, 2006	Six Months Ended December 31, 2005	Year Ended June 30, 2005	Year Ended June 30, 2004

Net asset value, beginning of period	$12.73	$13.90	$13.57	$12.98	$13.02	$10.21
Income/(loss) from operations:
Net investment loss	(0.11)	(0.13)	(0.14)	(0.07)(b)	(0.16)(b)	(0.17)(b)
Net realized and unrealized gain/(loss) on investments	(4.59)	0.44	1.86	1.38	0.43	2.98

Total from investment operations	(4.70)	0.31	1.72	1.31	0.27	2.81

Less distributions:
From capital gains	(0.04)	(1.48)	(1.39)	(0.72)	(0.31)	—

Total distributions	(0.04)	(1.48)	(1.39)	(0.72)	(0.31)	—

Redemption fees added to paid in capital	—	0.00(c)	0.00(c)	—	—	—

Net increase/(decrease) in net asset value	(4.74)	(1.17)	0.33	0.59	(0.04)	2.81

Net asset value, end of period	$7.99	$12.73	$13.90	$13.57	$12.98	$13.02

Total return(d)	(36.91)%	1.97%	12.56%	10.21%(e)	2.48%	27.52%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$92,675	$174,019	$177,429	$158,056	$145,193	$112,354
Ratios to average net assets:
Net investment loss	(0.95)%	(0.96)%	(1.05)%	(1.08)%(f)	(1.31)%	(1.34)%
Operating expenses	1.35%	1.36%	1.40%	1.40%(f)	1.63%	1.57%
Portfolio turnover rate	108%	76%	84%	34%(e)	73%	62%

(a)	Prior to May 1, 2008, the Forward Growth Fund was known as the Forward Emerald Growth Fund.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount represents less than $0.01 per share.
(d)	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
(e)	Not Annualized.
(f)	Annualized.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Forward Growth Fund - Class C
	Year Ended December 31, 2008(a)	Year Ended December 31, 2007	Year Ended December 31, 2006	Six Months Ended December 31, 2005	Year Ended June 30, 2005	Year Ended June 30, 2004

Net asset value, beginning of period	$12.03	$13.30	$13.06	$12.56	$12.70	$10.02
Income/(loss) from operations:
Net investment loss	(0.48)	(0.23)	(0.24)	(0.11)(b)	(0.23)(b)	(0.25)(b)
Net realized and unrealized gain/(loss) on investments	(4.02)	0.44	1.87	1.33	0.40	2.93

Total from investment operations	(4.50)	0.21	1.63	1.22	0.17	2.68

Less distributions:
From capital gains	(0.04)	(1.48)	(1.39)	(0.72)	(0.31)	—

Total distributions	(0.04)	(1.48)	(1.39)	(0.72)	(0.31)	—

Redemption fees added to paid in capital	—	0.00(c)	0.00(c)	—	—	—

Net increase/(decrease) in net asset value	(4.54)	(1.27)	0.24	0.50	(0.14)	2.68

Net asset value, end of period	$7.49	$12.03	$13.30	$13.06	$12.56	$12.70

Total return(d)	(37.40)%	1.31%	12.36%	9.82%(e)	1.74%	26.75%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$2,623	$8,593	$10,617	$11,287	$11,498	$13,311
Ratios to average net assets:
Net investment loss	(1.65)%	(1.61)%	(1.72)%	(1.73)%(f)	(1.94)%	(1.99)%
Operating expenses	2.04%	2.01%	2.07%	2.04%(f)	2.28%	2.22%
Portfolio turnover rate	108%	76%	84%	34%(e)	73%	62%

(a)	Prior to May 1, 2008, the Forward Growth Fund was known as the Forward Emerald Growth Fund.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount represents less than $0.01 per share.
(d)	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
(e)	Not Annualized.
(f)	Annualized.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Forward International Equity Fund - Investor Class
	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005(a)	Year Ended December 31, 2004

Net asset value, beginning of period	$19.40	$18.23	$15.01	$12.78	$11.31
Income/(loss) from operations:
Net investment income/(loss)	0.66	0.14	0.09	0.05	(0.02)
Net realized and unrealized gain/(loss) on investments	(11.00)	2.32	4.99	2.19	1.49

Total from investment operations	(10.34)	2.46	5.08	2.24	1.47

Less distributions:
From investment income	(0.12)	(0.13)	(0.12)	(0.01)	—
From capital gains	(0.31)	(1.18)	(1.74)	—	—

Total distributions	(0.43)	(1.31)	(1.86)	(0.01)	—

Redemption fees added to paid in capital	—	0.02	0.00(b)	0.00(b)	0.00(b)

Net increase/(decrease) in net asset value	(10.77)	1.17	3.22	2.23	1.47

Net asset value, end of period	$8.63	$19.40	$18.23	$15.01	$12.78

Total return	(53.22)%	13.39%	34.40%	17.50%	13.00%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$12,494	$59,726	$33,823	$24,880	$24,204
Ratios to average net assets:
Net investment income/(loss) including reimbursement/waiver	2.32%	0.90%	0.53%	0.37%	(0.20)%
Operating expenses including reimbursement/waiver	1.30%(f)	1.25%(e)	1.42%(d)	1.69%	1.71%(c)
Operating expenses excluding reimbursement/waiver	1.70%	1.48%	1.80%	2.28%	2.09%
Portfolio turnover rate	94%	63%	94%	138%	50%

(a)	Prior to September 1, 2005, the Forward International Equity Fund was known as the Forward Hansberger International Growth Fund.
(b)	Amount represents less than $0.01 per share.
(c)	Effective January 26, 2004, the net expense limitation changed from 1.99% to 1.69%.
(d)	Effective May 1, 2006, the net expense limitation changed from 1.69% to 1.29%.
(e)	Effective May 1, 2007, the net expense limitation changed from 1.29% to 1.24%.
(f)	Effective May 1, 2008, the net expense limitation changed from 1.24% to 1.34%.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Forward International Fixed Income Fund - Class A
	Year Ended December 31, 2008	Period Ended December 31, 2007(a)

Net asset value, beginning of period	$10.19	$10.00
Income/(loss) from operations:
Net investment income	0.40	0.08
Net realized and unrealized gain/(loss) on investments	(0.88)	0.19

Total from investment operations	(0.48)	0.27

Less distributions:
From investment income	(0.41)	(0.08)

Total distributions	(0.41)	(0.08)

Net increase/(decrease) in net asset value	(0.89)	0.19

Net asset value, end of period	$9.30	$10.19

Total return(b)	(4.90)%	2.68%(c)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$3,960	$4,229
Ratios to average net assets:
Net investment income including reimbursement/waiver	4.07%	3.47%(d)
Operating expenses including reimbursement/waiver	1.18%	1.34%(d)
Operating expenses excluding reimbursement/waiver	1.35%	1.60%(d)
Portfolio turnover rate	56%	1%(c)

(a)	The Fund began offering Class A shares on October 5, 2007.
(b)	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c)	Not Annualized.
(d)	Annualized.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Forward International Fixed Income Fund - Class C
	Year Ended December 31, 2008	Period Ended December 31, 2007(a)

Net asset value, beginning of period	$10.19	$10.00
Income/(loss) from operations:
Net investment income	0.39	0.07
Net realized and unrealized gain/(loss) on investments	(0.88)	0.19

Total from investment operations	(0.49)	0.26

Less distributions:
From investment income	(0.35)	(0.07)

Total distributions	(0.35)	(0.07)

Net increase/(decrease) in net asset value	(0.84)	0.19

Net asset value, end of period	$9.35	$10.19

Total return(b)	(5.00)%	2.63%(c)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$3,879	$4,229
Ratios to average net assets:
Net investment income including reimbursement/waiver	3.90%	3.23%(d)
Operating expenses including reimbursement/waiver	1.35%	1.58%(d)
Operating expenses excluding reimbursement/waiver	1.36%	1.60%(d)
Portfolio turnover rate	56%	1%(c)

(a)	The Fund began offering Class C shares on October 5, 2007.
(b)	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c)	Not Annualized.
(d)	Annualized.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Forward International Small Companies Fund - Class A
	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Period Ended December 31, 2005(a)

Net asset value, beginning of period	$18.04	$18.95	$15.06	$13.13
Income/(loss) from operations:
Net investment income	0.18	0.03	0.18	0.13(b)
Net realized and unrealized gain/(loss) on investments	(8.59)	0.76	4.23	2.90

Total from investment operations	(8.41)	0.79	4.41	3.03

Less distributions:
From investment income	(0.12)	(0.11)	(0.01)	(0.08)
From capital gains	—	(1.60)	(0.54)	(1.02)

Total distributions	(0.12)	(1.71)	(0.55)	(1.10)

Redemption fees added to paid in capital	—	0.01	0.03	0.00 (c)

Net increase/(decrease) in net asset value	(8.53)	(0.91)	3.89	1.93

Net asset value, end of period	$9.51	$18.04	$18.95	$15.06

Total Return(d)	(46.64)%	4.03%	29.55%	23.78%(e)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$2,010	$5,632	$3,416	$5,065
Ratios to average net assets:
Net investment income including reimbursement/waiver/repayment of previously waived fees	0.91%	0.52%	0.71%	0.51%(f)
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.61%(j)	1.52%(i)	1.47%(g)	1.78%(f)
Operating expenses excluding reimbursement/waiver	1.63%	1.53%	1.48%	1.82%(f)
Portfolio turnover rate	95%	79%	75%	91%(h)

(a)	The Fund began offering Class A shares on May 2, 2005.
(b)	Per share numbers have been calculated using the average share method.
(c)	Amount represents less than $0.01 per share.
(d)	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
(e)	Not Annualized.
(f)	Annualized.
(g)	Effective January 2, 2006, the net expense limitation changed from 1.78% to 1.56%.
(h)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2005.
(i)	Effective January 2, 2007, the net expense limitation changed from 1.56% to 1.60%.
(j)	Effective February 1, 2008, the Advisor had not agreed to limit the expenses.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Forward Large Cap Equity Fund - Class A
	Year Ended December 31, 2008	Year Ended December 31, 2007	Period Ended December 31, 2006(a)

Net asset value, beginning of period	$11.65	$10.40	$10.00
Income/(loss) from operations:
Net investment income	0.04	0.06	0.02
Net realized and unrealized gain/(loss) on investments	(4.20)	1.24	0.40

Total from investment operations	(4.16)	1.30	0.42

Less distributions:
From investment income	(0.04)	(0.06)	(0.02)

Total distributions	(0.04)	(0.06)	(0.02)

Redemption fees added to paid in capital	—	0.01	—

Net increase/(decrease) in net asset value	(4.20)	1.25	0.40

Net asset value, end of period	$7.45	$11.65	$10.40

Total Return(b)	(35.70)%	12.58%	4.24%(c)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$8,102	$12,291	$10,425
Ratios to average net assets:
Net investment income including reimbursement/waiver	0.44%	0.52%	1.44%(d)
Operating expenses including reimbursement/waiver	1.44%(f)	1.34%(e)	1.35%(d)
Operating expenses excluding reimbursement/waiver	1.73%	1.87%	1.84%(d)
Portfolio turnover rate	89%	75%	0%(c)

(a)	The Fund began offering Class A shares on October 31, 2006.
(b)	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c)	Not Annualized.
(d)	Annualized.
(e)	Effective January 2, 2007, the net expense limitation changed from 1.35% to 1.34%.
(f)	Effective May 1, 2008, the net expense limitation changed from 1.34% to 1.49%.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Forward Legato Fund - Class A
	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Period Ended December 31, 2005(a)

Net asset value, beginning of period	$11.92	$12.19	$11.30	$10.00
Income/(loss) from operations:
Net investment loss	(0.11)	(0.10)	(0.12)	(0.10)
Net realized and unrealized gain/(loss) on investments	(3.57)	1.13	1.21	1.43

Total from investment operations	(3.68)	1.03	1.09	1.33

Less distributions:
From capital gains	(0.25)	(1.30)	(0.20)	(0.03)

Total distributions	(0.25)	(1.30)	(0.20)	(0.03)

Net increase/(decrease) in net asset value	(3.93)	(0.27)	0.89	1.30

Net asset value, end of period	$7.99	$11.92	$12.19	$11.30

Total Return(b)	(30.78)%	8.30%	9.69%	13.34%(c)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$2,194	$7,294	$8,991	$6,876
Ratios to average net assets:
Net investment loss including reimbursement/waiver	(0.66)%	(0.73)%	(1.03)%	(1.25)%(d)
Operating expenses including reimbursement/waiver	1.77%(g)	1.69%(f)	1.78%(e)	1.89%(d)
Operating expenses excluding reimbursement/waiver	2.07%	1.96%	1.95%	3.53%(d)
Portfolio turnover rate	35%	33%	36%	28%(c)

(a)	The Fund commenced operations on April 1, 2005.
(b)	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c)	Not Annualized.
(d)	Annualized.
(e)	Effective May 1, 2006, the net expense limitation changed from 1.89% to 1.79%.
(f)	Effective January 2, 2007, the net expense limitation changed from 1.79% to 1.69%.
(g)	Effective May 1, 2008, the net expense limitation changed from 1.69% to 1.84%.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

Forward Long/Short Credit Analysis Fund - Investor Class
Period Ended December 31, 2008(a)

Net asset value, beginning of period	$7.63
Income/(loss) from operations:
Net investment income	0.47
Net realized and unrealized loss on investments	(1.68)

Total from investment operations	(1.21)

Less distributions:
From investment income	(0.58)

Total distributions	(0.58)

Net decrease in net asset value	(1.79)

Net asset value, end of period	$5.84

Total Return	(16.59)%(b)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$12,867
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver	13.10%(c)
Operating expenses including reimbursement/waiver	1.84%(c)
Operating expenses excluding reimbursement/waiver	2.52%(c)
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver	8.79%(c)
Operating expenses including reimbursement/waiver	6.14%(c)
Operating expenses excluding reimbursement/waiver	6.82%(c)
Portfolio turnover rate	311%(d)

(a)	The Fund began offering Investor Class shares on May 1, 2008.
(b)	Not Annualized.
(c)	Annualized.
(d)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Forward Mini-Cap Fund - Investor Class
	Year Ended December 31, 2008(a)	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004

Net asset value, beginning of period	$16.62	$19.27	$17.81	$16.26	$14.21
Income/(loss) from operations:
Net investment loss	(0.14)	(0.19)	(0.16)	(0.20)	(0.19)
Net realized and unrealized gain/(loss) on investments	(5.73)	(0.36)	2.36	2.20	2.41

Total from investment operations	(5.87)	(0.55)	2.20	2.00	2.22

Less distributions:
From investment income	(0.08)	—	—	—	—
From capital gains	—	(2.10)	(0.75)	(0.45)	(0.17)

Total distributions	(0.08)	(2.10)	(0.75)	(0.45)	(0.17)

Redemption fees added to paid in capital	—	0.00(b)	0.01	0.00(b)	0.00(b)

Net increase/(decrease) in net asset value	(5.95)	(2.65)	1.46	1.55	2.05

Net asset value, end of period	$10.67	$16.62	$19.27	$17.81	$16.26

Total Return	(35.30)%	(3.04)%	12.44%	12.28%	15.64%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$5,040	$7,909	$10,202	$8,741	$7,722
Ratios to average net assets:
Net investment loss including reimbursement/waiver/repayment of previously waived fees	(1.00)%	(0.85)%	(0.74)%	(1.25)%	(1.41)%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.60%	1.60%(d)	1.78%(c)	1.99%	1.95%
Operating expenses excluding reimbursement/waiver	1.87%	1.69%	1.78%	1.99%	2.21%
Portfolio turnover rate	373%	321%	270%	277%	306%

(a)	Prior to May 1, 2008, the Forward Mini-Cap Fund was known as the Forward Hoover Mini-Cap Fund.
(b)	Amount represents less than $0.01 per share.
(c)	Effective January 2, 2006, the net expense limitation changed from 1.99% to 1.79%.
(d)	Effective January 2, 2007 to October 31, 2007, there was no expense limitation. Effective November 1, 2007, the expense limitation is 1.60%.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Forward Real Estate Fund - Investor Class
	Year Ended December 31, 2008(a)	Year Ended December 31, 2007	Year Ended December 31, 2006(b)	Year Ended December 31, 2005	Year Ended December 31, 2004

Net asset value, beginning of period	$14.30	$20.66	$16.69	$16.62	$14.01
Income/(loss) from operations:
Net investment income	0.22	0.30	0.13	0.33	0.34
Net realized and unrealized gain/(loss) on investments	(5.88)	(3.21)	5.08	1.47	3.62

Total from investment operations	(5.66)	(2.91)	5.21	1.80	3.96

Less distributions:
From investment income	(0.19)	(0.27)	(0.27)	(0.22)	(0.59)
From capital gains	(0.09)	(3.18)	(0.97)	(1.50)	(0.76)
Tax return of capital	(0.01)	—	—	(0.01)	—

Total distributions	(0.29)	(3.45)	(1.24)	(1.73)	(1.35)

Redemption fees added to paid in capital	—	0.00(c)	0.00(c)	0.00(c)	0.00(c)

Net increase/(decrease) in net asset value	(5.95)	(6.36)	3.97	0.07	2.61

Net asset value, end of period	$8.35	$14.30	$20.66	$16.69	$16.62

Total Return	(39.88)%	(15.30)%	31.24%	11.01%	28.77%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$19,065	$38,962	$48,450	$43,288	$48,346
Ratios to average net assets:
Net investment income including reimbursement/waiver	1.53%	1.22%	0.70%	1.98%	2.23%
Operating expenses including reimbursement/waiver	1.47%	1.41%(f)	1.35%(d)	1.79%	1.85%
Operating expenses excluding reimbursement/waiver	n/a	n/a	n/a(e)	n/a(e)	n/a(e)
Portfolio turnover rate	7%	40%	19%	21%	32%

(a)	Prior to January 20, 2009, the Forward Real Estate Fund was known as the Forward Progressive Real Estate Fund.
(b)	Prior to October 30, 2006, the Forward Progressive Real Estate Fund was known as the Forward Uniplan Real Estate Investment Fund.
(c)	Amount represents less than $0.01 per share.
(d)	Effective January 2, 2006, the net expense limitation changed from 1.79% to 1.69%
(e)	Not applicable, no reimbursements were made by the Advisor.
(f)	Effective January 2, 2007, the Advisor had not agreed to limit the expenses.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Forward Small Cap Equity Fund - Class A
	Year Ended December 31, 2008(a)	Year Ended December 31, 2007	Year Ended December 31, 2006	Period Ended December 31, 2005(b)

Net asset value, beginning of period	$19.75	$20.49	$19.41	$17.13
Income/(loss) from operations:
Net investment loss	(0.22)	(0.28)	(0.22)	(0.10)
Net realized and unrealized gain/(loss) on investments	(7.48)	1.84	2.02	3.20

Total from investment operations	(7.70)	1.56	1.80	3.10

Less distributions:
From investment income	(0.04)	—	—	—
From capital gains	—	(2.30)	(0.75)	(0.82)

Total distributions	(0.04)	(2.30)	(0.75)	(0.82)

Redemption fees added to paid in capital	—	0.00(c)	0.03	0.00(c)

Net increase/(decrease) in net asset value	(7.74)	(0.74)	1.08	2.28

Net asset value, end of period	$12.01	$19.75	$20.49	$19.41

Total Return(d)	(38.99)%	7.45%	9.39%	18.13%(e)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$4,637	$10,934	$14,379	$23,090
Ratios to average net assets:
Net investment loss including reimbursement/waiver/repayment of previously waived fees	(0.60)%	(0.96)%	(0.71)%	(0.82)%(f)
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.61%	1.62%(i)	1.59%	1.69%(f)(g)
Operating expenses excluding reimbursement/waiver	n/a	n/a	1.59%	1.92%(f)
Portfolio turnover rate	313%	232%	210%	181%(h)

(a)	Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.
(b)	The Fund began offering Class A shares on May 2, 2005.
(c)	Amount represents less than $0.01 per share.
(d)	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
(e)	Not Annualized.
(f)	Annualized.
(g)	Effective July 1, 2005, the net expense limitation changed from 1.89% to 1.69%.
(h)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2005.
(i)	Effective January 2, 2007, the Advisor had not agreed to limit the expenses.

FORWARD FUNDS PRIVACY POLICY

Forward Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Forward Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment adviser or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

FORWARD FUNDS

Forward Banking and Finance Fund

Forward Emerging Markets Fund

Forward Growth Fund

Forward International Equity Fund

Forward International Fixed Income Fund

Forward International Small Companies Fund

Forward Large Cap Equity Fund

Forward Legato Fund

Forward Long/Short Credit Analysis Fund

Forward Mini-Cap Fund

Forward Real Estate Fund

Forward Small Cap Equity Fund

INVESTMENT ADVISOR

Forward Management, LLC

SUB-ADVISORS

Cedar Ridge Partners, LLC

Forward Long/Short Credit Analysis Fund

Conestoga Capital Advisors, LLC

Netols Asset Management Inc.

Riverbridge Partners, LLC

Forward Legato Fund

Emerald Mutual Fund Advisors Trust

Forward Banking and Finance Fund

Forward Growth Fund

Forward Uniplan Advisors, Inc.

Forward Real Estate Fund

Hoover Investment Management Co., LLC

Forward Mini-Cap Fund

Forward Small Cap Equity Fund

Pictet Asset Management Limited

Forward Emerging Markets Fund

Forward International Small Companies Fund

Pictet Asset Management SA

Forward International Fixed Income Fund

Piedmont Investment Advisors, LLC

Forward Large Cap Equity Fund

ADMINISTRATOR

ALPS Fund Services, Inc.

DISTRIBUTOR

ALPS Distributors, Inc.

COUNSEL

Dechert LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers, LLP

CUSTODIAN

Brown Brothers Harriman & Co.

TRANSFER AGENT

ALPS Fund Services, Inc.

➢	Forward Banking and Finance Fund

➢	Forward Emerging Markets Fund

➢	Forward Growth Fund

➢	Forward International Equity Fund

➢	Forward International Fixed Income Fund

➢	Forward International Small Companies Fund

➢	Forward Large Cap Equity Fund

➢	Forward Legato Fund

➢	Forward Long/Short Credit Analysis Fund

➢	Forward Mini-Cap Fund

➢	Forward Real Estate Fund

➢	Forward Small Cap Equity Fund

WANT MORE INFORMATION?

You can find out more about our Funds by reviewing the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports list the holdings of each Fund, describe each Fund’s performance, include the Funds’ financial statements, and discuss the market conditions and strategies that significantly affected the Funds’ performance during its last fiscal year.

              FWD001946    050110

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI”) contains additional and more detailed information about each Fund and is considered a part of this Prospectus. The SAI also contains a description of the Funds’ policies and procedures for disclosing its portfolio holdings.

HOW DO I OBTAIN A COPY OF THESE DOCUMENTS?

By following one of the four procedures below:

1.	Call or write, and copies will be sent to you free of charge: Forward Funds, P.O. Box 1345, Denver, CO 80201, (800) 999-6809.

Or go to www.forwardfunds.com and download a free copy.

2.	Write to the Public Reference Section of the SEC and ask them to mail you a copy. Public Reference Section of the SEC Washington, D.C. 20549-0102. The SEC charges a fee for this service. You can also drop by the Public Reference Section and copy the documents while you are there. Information about the Public Reference Section may be obtained by calling: (202) 551-8090.
3.	Go to the EDGAR database on the SEC’s web site at www.sec.gov and download a free text-only copy.
4.	After paying a duplicating fee, you may also send an electronic request to the SEC at publicinfo@sec.gov.

Investment Company Act File No. 811-06722

Forward Banking and Finance Fund

Forward Emerging Markets Fund

Forward Growth Fund

Forward International Equity Fund

Forward International Fixed Income Fund

Forward International Small Companies Fund

Forward Large Cap Equity Fund

Forward Legato Fund

Forward Long/Short Credit Analysis Fund

Forward Mini-Cap Fund

Forward Real Estate Fund

Forward Small Cap Equity Fund

PROSPECTUS

INVESTOR CLASS SHARES

INSTITUTIONAL CLASS SHARES

May 1, 2009

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. It is a criminal offense to say otherwise.

Forward Funds, like any other mutual funds, try to meet their stated investment goals but there is no guarantee that the goals will be met. Investments in the Funds are not bank deposits; they are not insured by the FDIC, the Federal government or any other agency.

Forward Funds also offers Class A and Class C shares by separate Prospectus, which are available upon request.

FORWARD BANKING AND FINANCE FUND

OBJECTIVE

The Forward Banking and Finance Fund seeks long-term growth through capital appreciation. Income is a secondary objective. There is no guarantee that the Fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGY - INVESTING IN EQUITY SECURITIES OF COMPANIES PRINCIPALLY ENGAGED IN THE BANKING AND FINANCIAL SERVICES INDUSTRIES

To pursue its objectives, the Forward Banking and Finance Fund will, under normal circumstances, invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in a portfolio of equity securities of companies principally engaged in the banking or financial services industries. This investment policy and the name of the Fund with respect to banking and finance companies may not be changed without at least 60 days’ prior written notice to shareholders.

While the Fund can invest in companies of varying sizes, it will usually emphasize smaller companies: those with a market capitalization of less than $1.5 billion. In addition, under normal circumstances, the Fund will invest not less than 25% of its net assets plus borrowings for investment purposes, if any, in securities of companies principally engaged in the banking industry and not less than 25% of its net assets plus borrowings for investment purposes, if any, in securities of companies principally engaged in the financial services industry. For investment purposes, a company (or holding company) is defined as “principally engaged” in banking or financial services industries if:

•	At least 50% of either the revenues or earnings were derived from the creation, purchase or sale of banking or financial services products; or

•	At least 50% of the assets were devoted to such activities, based on the company’s most recent fiscal year.

Companies in the banking industry include U.S. commercial and industrial banking and savings institutions and their parent holding companies. Companies in the financial services industry include commercial and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, real estate investment trusts, insurance and insurance holding companies, and leasing companies.

Under normal circumstances the Fund invests in common stocks, preferred stocks, and securities convertible into common and preferred stocks. The Fund utilizes a growth approach to choosing securities: the sub-advisor’s research staff conducts company-specific fundamental research analysis to attempt to identify companies whose earnings growth rate exceeds that of their peer group. Companies with a leadership position and competitive advantages in niche markets that do not receive significant coverage from other institutional investors are favored.

The Fund can invest in companies from a wide range of industries and of various sizes. This includes smaller companies. Smaller companies are those defined by the Fund’s sub-advisor as having a market capitalization equal to or less than that of the largest companies in the Russell 2000 Index.

1

FORWARD BANKING AND FINANCE FUND

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FORWARD BANKING AND FINANCE FUND?

As with any mutual fund investment, an investment in the Forward Banking and Finance Fund may cause you to lose some or all of the money you invested. Because the securities in which the Fund invests may decrease in value, the net asset value of the Fund and the value of your investment may also decrease. Loss of money is a risk of investing in the Fund. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

•	Small Capitalization Stocks

Smaller companies may offer greater investment value than larger companies, but they present greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength.

•	Common Stocks

The Fund invests in the equity securities of companies, which exposes the Fund and its shareholders to the risks associated with investing in common stocks. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its products or services.

•	Industry Concentration

The Fund concentrates 80% or more of its total assets in securities of companies principally engaged in the banking or financial services industries, and invests at least 25% of its total assets in securities of companies in each industry. As a result, the Fund may be subject to greater risks than a portfolio without such a concentration. This is especially true with respect to the risks associated with regulatory developments in, or related to, the banking and financial services industries. The banking and financial services industries are comparatively narrow segments of the economy and, therefore, may experience greater volatility than funds investing in a broader range of industries. In addition, companies in these industries may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations affecting the banking and financial services industries. The value of the Fund’s shares is particularly vulnerable to factors affecting the banking and financial services industries, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition.

2

FORWARD BANKING AND FINANCE FUND

PERFORMANCE HISTORY

The following bar chart shows the annual total returns of the Class A shares, which are not offered in this Prospectus, of the Fund for the years indicated, together with the best and worst quarters during those years. Returns of the Class A shares are shown because Investor Class shares and Institutional Class shares were not offered during any of the periods shown. Investor Class and Institutional Class shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. The returns do not reflect the Class A shares’ maximum 5.75% sales charge (load), which would reduce performance. If the sales charge were reflected, returns would be less than those shown.

The accompanying table gives an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years, as applicable and since inception compare with those of a broad measure of market performance. The returns assume reinvestment of dividends and distributions. Past performance of the Fund (before and after taxes) is not necessarily an indication of future performance.

Best Quarter - June 30, 1999	24.63%
Worst Quarter - December 31, 2008	-18.93%

3

FORWARD BANKING AND FINANCE FUND

Average Annual Total Returns For the period ended December 31, 2008	1 Year	5 Years	10 Years	Since Inception
Forward Banking and Finance Fund – Class A(1)
Return Before Taxes	-25.94%	-4.38%	7.48%	6.81%
Return After Taxes on Distributions(2)	-25.96%	-5.32%	6.76%	6.07%
Return After Taxes on Distributions and Sale of Fund Shares(2)	-16.84%	-3.50%	6.61%	5.93%
Russell 2000 Index(3)	-33.79%	-0.93%	3.02%	4.11%
(1)	The Fund began offering Class A shares on February 18, 1997.
(2)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market. Investors cannot invest directly in an index. The index figures do not reflect any deduction for fees, expenses or taxes.

4

FORWARD BANKING AND FINANCE FUND

FUND FEES AND EXPENSES

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward Banking and Finance Fund.

Shareholder Fees

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average daily net assets.

Annual Fund Operating Expenses: Expenses that are deducted from Fund assets	Investor Class	Institutional Class
Management Fee	1.00%	1.00%
Distribution (12b-1) Fees(1)	0.25%	N/A
Shareholder Services Fees(2)	0.15%	0.05%
Other Expenses(3)	0.30%	0.30%
Total Annual Fund Operating Expenses	1.70%	1.35%
(1)	The Fund has adopted a Distribution Plan pursuant to which up to 0.25% of the Fund’s average daily net assets attributable to the Investor Class may be used to pay distribution expenses.
(2)	The Fund has adopted a Shareholder Services Plan pursuant to which up to 0.15% of the average daily net assets attributable to the Investor Class shares and up to 0.05% of the average daily net assets attributable to the Institutional Class shares may be used to pay shareholder servicing fees.
(3)	Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLES

These Examples are intended to help you compare the costs of investing in the Forward Banking and Finance Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in either the Investor Class or Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Investor Class	Institutional Class
1 Year	$173	$137
3 Years	$536	$428
5 Years	$922	$739
10 Years	$2,006	$1,622

5

FORWARD EMERGING MARKETS FUND

OBJECTIVE

The Forward Emerging Markets Fund seeks to achieve long-term growth of capital. There is no guarantee that the Fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGY - INVESTING PRIMARILY IN EQUITY SECURITIES OF COMPANIES IN EMERGING MARKET COUNTRIES

The Forward Emerging Markets Fund seeks to achieve its investment objective by investing at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of emerging market companies. This investment policy and the name of the Fund with respect to emerging markets companies may not be changed without at least 60 days’ prior written notice to shareholders. The Fund normally invests in at least fifteen but not fewer than eight emerging market countries. Equity securities include common and preferred stocks, investment company shares, convertible debt securities, warrants, subscription rights and depositary receipts for foreign stocks. The Fund may invest in securities of any market capitalization.

Emerging market countries are those identified as developing or emerging countries by the World Bank, International Finance Corporation or United Nations or countries not listed in the Morgan Stanley Capital International World Index. Currently, emerging market countries may include those in Latin America, Southeast Asia, Africa, Eastern Europe and the Middle East. A company generally will be considered to be located in an emerging market country if it meets one or more of the following criteria: (i) the issuer of the security is organized under the laws of, or maintains its principal place of business in, the country; or (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country, or it has at least 50% of its assets in the country.

In allocating the Fund’s assets among emerging market countries, the sub-advisor uses a proprietary database to screen for countries that meet the following standards:

•	Suitable safe custody of assets and freedom of capital movement;

•	A higher than average number of undervalued stocks when comparing the companies against their benchmark values;

•	A favorable domestic liquidity environment;

•	A reasonably liquid and diverse stock market;

•	A good or improving fiscal balance; and

•	An undervalued or fairly valued exchange rate, combined with sustainable trade and current account balances.

In selecting individual emerging market stocks, the sub-advisor looks for companies with one or more of the following:

•	Current or potential high and stable cash generation;

•	Strong, liquid balance sheets;

6

FORWARD EMERGING MARKETS FUND

•	Asset valuations significantly below replacement cost, or below the average for its sector on a global basis. The sub-advisor will also consider the debt of a company;

•	A high free cash flow relative to the stock price; and

•	In the case of banks, a low stock price relative to the asset base, combined with a high return on equity.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FORWARD EMERGING MARKETS FUND?

As with any mutual fund investment, an investment in the Forward Emerging Markets Fund may cause you to lose some or all of the money you invested. Because the securities in which the Forward Emerging Markets Fund invests may decrease in value, the net asset value of the Fund and the value of your investment may also decrease. You should consider your own investment goals, time horizon and risk tolerance before investing in the Forward Emerging Markets Fund.

•	Emerging Market Stocks and Foreign Securities

Emerging market stocks and foreign securities may offer greater investment value, but they may present greater investment risks than investing in the securities of U.S. companies. These risks include greater likelihood of economic, political or social instability, currency fluctuations, less liquid and more volatile stock markets, the contagious effect of market or economic setbacks in one country on another emerging market country, possible governmental restrictions on currency conversions or trading, difficulty in accurately valuing emerging market stocks or selling them at their fair value, especially in down markets, a lack of government regulation and different legal systems, immature economic structures, less regulated trading environments and the availability of less information about emerging market companies because of less rigorous accounting and regulatory standards.

•	Common Stocks

The Fund invests in the equity securities of companies, which exposes the Fund and its shareholders to the risks associated with investing in common stocks. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services.

•	Currency Transactions

If a security is denominated in a foreign currency, the value of the security fluctuates if there is a change in currency exchange rates or exchange control regulations. Adverse currency fluctuations will reduce the value of the Fund’s shares. Costs are incurred by the Fund in connection with conversions between currencies. Currency risks are greater in lesser developed markets and can be unpredictably affected by external events. Fund managers are authorized to hedge against currency risks but are not required to do so

7

FORWARD EMERGING MARKETS FUND

and may choose not to do so because of the cost or for other reasons. In accordance with its investment philosophy, the Fund’s sub-advisor generally chooses not to hedge the Fund’s currency exposure.

•	Portfolio Turnover

The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains, which are taxed at ordinary income rates.

PERFORMANCE HISTORY

The following bar chart shows the annual total return of the Institutional Class shares of the Fund for the years indicated, together with the best and worst quarter during those years.

The accompanying table gives an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, ten years, as applicable, and since inception compare with those of a broad measure of market performance. The returns assume reinvestment of dividends and distributions. Past performance of the Fund (before and after taxes) is not necessarily an indication of future performance.

The Retail Class and Institutional Class of the Pictet Global Emerging Markets Fund were reorganized into the Investor Class and Institutional Class, respectively, of the Forward Emerging Markets Fund on September 15, 2004. Performance figures shown below for periods prior to September 15, 2004 represent performance of the Institutional Class of Pictet Global Emerging Markets Fund.

Best Quarter - June 30, 1999	35.70%
Worst Quarter - September 30, 2008	-29.38%

8

FORWARD EMERGING MARKETS FUND

Average Annual Total Returns For the period ended December 31, 2008	1 Year	5 Years	10 Years	Since Inception
Forward Emerging Markets Fund – Institutional Class(1)
Return Before Taxes	-55.19%	6.07%	9.10%	3.99%
Return After Taxes on Distributions(2)(3)	-55.54%	5.03%	8.48%	3.46%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	-35.71%	5.41%	8.13%	3.46%
MSCI Emerging Markets Index(4)	-53.18%	8.02%	9.86%	4.58%

Forward Emerging Markets Fund – Investor Class(1)
Return Before Taxes	-55.38%	5.75%	N/A	15.29%
MSCI Emerging Markets Index(4)	-53.18%	8.02%	N/A	16.77%
(1)	The Fund began offering Institutional Class shares on October 4, 1995 and began offering Investor Class shares on April 9, 2003.
(2)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.
(3)	After-tax returns reflect subsequent recharacterizations of distributions for Federal income tax purposes based on available information for the tax years 2004, 2005 and 2006. Recharacterizations include reclassification of distributions allowed by Federal tax law and reported to shareholders for capital gains, qualified dividend income, returns of capital and Section 1250 distributions, where applicable.
(4)	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. Investors cannot invest directly in an index. The index figures do not reflect any deduction for fees, expenses or taxes.

9

FORWARD EMERGING MARKETS FUND

FUND FEES AND EXPENSES

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward Emerging Markets Fund.

Shareholder Fees

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average daily net assets.

Annual Fund Operating Expenses: Expenses that are deducted from Fund assets	Investor Class	Institutional Class
Management Fee	1.25%	1.25%
Distribution (12b-1) Fees(1)	0.25%	N/A
Shareholder Services Fees(2)	0.15%	0.00%
Other Expenses	0.49%	0.49%
Total Annual Fund Operating Expenses	2.14%	1.74%
Fee Waiver(3)	-0.35%	-0.35%
Net Expenses	1.79%	1.39%
(1)	The Fund has adopted a Distribution Plan pursuant to which up to 0.25% of the Fund’s average daily net assets attributable to the Investor Class may be used to pay distribution expenses.
(2)	The Fund has adopted a Shareholder Services Plan pursuant to which up to 0.15% of the Fund’s average daily net assets attributable to the Investor Class shares and up to 0.05% of the Fund’s average daily net assets attributable to the Institutional Class shares may be used to pay shareholder servicing fees.
(3)	The Fund’s investment advisor has contractually agreed to waive a portion of its fees and reimburse other expenses until April 30, 2010 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.79% and 1.39%, respectively. Pursuant to this agreement, the Fund will reimburse the investment advisor for any fee waivers and expense reimbursements made by the investment advisor, provided that any such reimbursements made by the Fund to the investment advisor will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

10

FORWARD EMERGING MARKETS FUND

EXAMPLES

These Examples are intended to help you compare the costs of investing in the Forward Emerging Markets Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in either the Investor Class or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Investor Class	Institutional Class
1 Year	$182	$142
3 Years	$636	$514
5 Years	$1,116	$911
10 Years	$2,441	$2,020

11

FORWARD GROWTH FUND

OBJECTIVE

The Forward Growth Fund seeks long-term growth through capital appreciation. The Fund anticipates that its investment returns are likely to be in the form of capital appreciation rather than income. There is no guarantee that the Fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGY - INVESTING IN EQUITY SECURITIES OF COMPANIES WITH POTENTIAL FOR GROWTH

Under normal circumstances the Forward Growth Fund invests a minimum of 80% of its net assets plus borrowings for investment purposes, if any, in common stocks, preferred stocks, and securities convertible into common or preferred stocks. This investment policy may not be changed without at least 60 days’ prior written notice to shareholders.

The Fund utilizes a fundamental approach to choosing securities: the sub-advisor’s research staff conducts company-specific research analysis to identify companies whose earnings growth rate exceeds that of their peer group. Companies with perceived leadership positions and competitive advantages in niche markets and that do not receive significant coverage from other institutional investors are favored.

The Fund can invest in companies from a wide range of industries and of various sizes. This includes smaller companies. Smaller companies are defined by the Fund’s sub-advisor as those having a market capitalization equal to or less than that of the largest companies in the Russell 2000 Index. During periods of unusual market volatility, however, the Fund’s sub-advisor may find fewer investment opportunities in small company stocks and may invest predominantly in larger-capitalization stocks.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FORWARD GROWTH FUND?

As with any mutual fund investment, an investment in the Forward Growth Fund may cause you to lose some or all of the money you invested. Because the securities in which the Fund invests may decrease in value, the net asset value of the Fund and the value of your investment may also decrease. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

•	Small Capitalization Stocks

Smaller companies may offer greater investment value than larger companies, but they may present greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength.

12

FORWARD GROWTH FUND

•	Common Stocks

The Fund invests in the equity securities of companies, which exposes the Fund and its shareholders to the risks associated with investing in common stock. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its products or services.

•	Portfolio Turnover

The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains, which are taxed at ordinary income rates.

13

FORWARD GROWTH FUND

PERFORMANCE HISTORY

The following bar chart shows the annual total return of the Class A shares, which are not offered in this Prospectus, of the Fund for the years indicated, together with the best and worst quarters during those years. Returns of the Class A shares are shown because Investor Class and Institutional Class shares were not offered during any of the periods shown. Investor Class and Institutional Class shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. The returns do not reflect the Class A shares’ maximum 5.75% sales charge (load), which would reduce performance. If the sales charge were reflected, returns would be less than those shown.

The accompanying table gives an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years, as applicable and since inception compare with those of a broad measure of market performance. The returns assume reinvestment of dividends and distributions. Past performance of the Fund (before and after taxes) is not necessarily an indication of future performance.

The performance results shown include unusually high results achieved in 1999 due to the high performance of equity stocks in general, unusually high IPO profits, and stocks of particular industries in which the Fund invested. These unusually favorable conditions were not sustainable, did not continue to exist, and such performance results may not be repeated in the future.

Prior to July 1, 2001 the Fund was named the HomeState Pennsylvania Growth Fund and focused on a specific geographic region within the U.S.

Best Quarter - December 31, 1999	65.63%
Worst Quarter - December 31, 2008	-25.77%

14

FORWARD GROWTH FUND

Average Annual Total Returns For the period ended December 31, 2008	1 Year	5 Years	10 Years	Since Inception
Forward Growth Fund – Class A(1)
Return Before Taxes	-40.55%	-5.04%	2.84%	7.79%
Return After Taxes on Distributions(2)	-40.60%	-5.83%	1.36%	6.50%
Return After Taxes on Distributions and Sale of Fund Shares(2)	-26.30%	-3.91%	2.13%	6.59%
Russell 2000 Growth Index(3)	-38.54%	-2.35%	-0.76%	4.37%
(1)	The Fund began offering Class A shares on October 1, 1992.
(2)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth value. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market. Investors cannot invest directly in an index. The index figures do not reflect any deduction for fees, expenses or taxes.

15

FORWARD GROWTH FUND

FUND FEES AND EXPENSES

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward Growth Fund.

Shareholder Fees

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average daily net assets.

Annual Fund Operating Expenses: Expenses that are deducted from Fund assets	Investor Class	Institutional Class
Management Fee	0.75%	0.75%
Distribution (12b-1) Fees(1)	0.25%	N/A
Shareholder Services Fees(2)	0.15%	0.05%
Other Expenses(3)	0.25%	0.25%
Total Annual Fund Operating Expenses	1.40%	1.05%
Fee Waiver(4)	-0.06%	-0.06%
Net Expenses	1.34%	0.99%
(1)	The Fund has adopted a Distribution Plan pursuant to which up to 0.25% of the Fund’s average daily net assets attributable to the Investor Class may be used to pay distribution expenses.
(2)	The Fund has adopted a Shareholder Services Plan pursuant to which up to 0.15% of the average daily net assets attributable to the Investor Class shares and up to 0.05% of the average daily net assets attributable to the Institutional Class shares may be used to pay shareholder servicing fees.
(3)	Other Expenses are based on estimated amounts for the current fiscal year.
(4)	The Fund’s investment advisor has contractually agreed to waive a portion of its fees and reimburse other expenses until April 30, 2010 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Institutional Class and Investor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.99% and 1.34% respectively. Pursuant to this agreement, the Fund will reimburse the investment advisor for any fee waivers and expense reimbursements made by the investment advisor, provided that any such reimbursements made by the Fund to the investment advisor will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

16

FORWARD GROWTH FUND

EXAMPLES

These Examples are intended to help you compare the costs of investing in the Forward Growth Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in either the Investor Class or Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Investor Class	Institutional Class
1 Year	$136	$101
3 Years	$437	$328
5 Years	$760	$573
10 Years	$1,673	$1,276

17

FORWARD INTERNATIONAL EQUITY FUND

OBJECTIVE

The Forward International Equity Fund seeks to achieve high total return (capital appreciation and income). There is no guarantee that the Fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGY - INVESTING IN INTERNATIONAL EQUITY SECURITIES

The Forward International Equity Fund seeks to achieve its investment objective by investing at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities (depositary receipts, common and preferred stock and securities convertible into common or preferred stock) of companies organized or located outside of the United States. This investment policy and the name of the Fund with respect to equity securities may not be changed without at least 60 days’ prior written notice to shareholders. Even though some portfolio companies are based outside of the United States, their securities may be traded on U.S. securities markets and the Fund may purchase these securities. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. The Fund will not invest more than 25% of its net assets plus borrowings for investment purposes, if any, in emerging market companies.

A company generally will be considered to be located in a particular country if it meets one or more of the following criteria: (i) the issuer of the security is organized under the laws of, or maintains its principal place of business in, the country; or (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country, or it has at least 50% of its assets in the country. Emerging market countries are those identified as developing or emerging countries by the World Bank, International Finance Corporation or United Nations or countries not listed in the Morgan Stanley Capital International World Index. Currently, emerging market countries may include those in Latin America, Southeast Asia, Africa, Eastern Europe and the Middle East.

The Fund invests a substantial amount of its assets in foreign securities which are denominated in other currencies besides the U.S. dollar and can be affected by fluctuations in exchange rates.

For hedging purposes and to reduce the risks of fluctuating exchange rates, the Fund may enter into forward foreign currency exchange contracts, which obligate a party to buy or sell a specific currency on a future date at a fixed price. The Fund “locks in” an exchange rate. For hedging purposes, the Fund may also invest in options on foreign currencies, foreign currency futures and options and foreign currency exchange-related securities like foreign currency warrants and other instruments linked to foreign currency exchange rates. In accordance with its investment philosophy, Forward Management generally chooses not to hedge the Fund’s currency exposure.

Forward Management seeks to apply a highly disciplined, coherent and clearly defined approach to investment and construction of the Fund’s portfolio. Forward Management selects investments based on their fundamental quality, dividend yield, dividend growth potential and anticipated price appreciation. The portfolio management team typically

18

FORWARD INTERNATIONAL EQUITY FUND

employs a novel proprietary statistical measurement of relative dividend yield to idenity attractive investment opportunities.

Forward Management seeks to invest in companies that are believed to be reasonably priced and to have good prospects for growth and in securities the portfolio managers believe have the potential to outperform the Fund’s benchmark index. When considering stocks, Forward Management seeks to draw on both internal and external resources to assess industry dynamics, business franchise/management strategy, financial analysis and valuation.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FORWARD INTERNATIONAL EQUITY FUND?

As with any mutual fund investment, an investment in the Forward International Equity Fund may cause you to lose some or all of the money you invested. Because the securities in which the Fund invests may decrease in value, the net asset value of the Fund and the value of your investment may also decrease. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

•	Emerging Market Stocks and Foreign Securities

Emerging market stocks and foreign securities may offer greater investment value, but they may present greater investment risks than investing in the securities of U.S. companies. These risks include greater likelihood of economic, political or social instability, currency fluctuations, less liquid and more volatile stock markets, the contagious effect of market or economic setbacks in one country on another emerging market country, possible governmental restrictions on currency conversions or trading, difficulty in accurately valuing emerging market securities or selling them at their fair value, especially in down markets, a lack of government regulation and different legal systems, immature economic structures, less regulated trading environments and the availability of less information about emerging market companies because of less rigorous accounting and regulatory standards.

•	Currency Transactions

If a security is denominated in a foreign currency, the value of the security fluctuates if there is a change in currency exchange rates or exchange control regulations. Adverse currency fluctuations will reduce the value of the Fund’s shares. Costs are incurred by the Fund in connection with conversions between currencies. Currency risks are greater in lesser developed markets and can be unpredictably affected by external events. The sub-advisor is authorized to hedge against currency risks but is not required to do so and may choose not to do so because of the cost or for other reasons. In accordance with its investment philosophy, the Fund’s sub-advisor generally chooses not to hedge the Fund’s currency exposure.

•	Common Stocks

The Forward International Equity Fund invests primarily in the equity securities of companies, which exposes the Fund and its shareholders to the risks associated with investing in common stock. These risks include the financial risk of selecting individual

19

FORWARD INTERNATIONAL EQUITY FUND

companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services. The Fund’s sub-advisor follows a style of management focused on growth at a price believed reasonable based upon such factors as price-to-earnings valuations given varying growth rates or anticipated growth rates. If the market does not come to share the sub-advisor’s assessment of an investment’s long-term growth, the Fund may underperform other mutual funds or international stock indexes.

•	Small Capitalization Stocks

Smaller companies may offer greater investment value, but they may present greater investment risks than investing in the securities of large companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength.

PERFORMANCE HISTORY

The following bar chart shows the annual total return of the Investor Class shares of the Fund for the years indicated, together with the best and worst quarter during those years.

The accompanying table gives an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, ten years, as applicable, and since inception compare with those of a broad measure of market performance. The returns assume reinvestment of dividends and distributions. Past performance of the Fund (before and after taxes) is not necessarily an indication of future performance.

On December 1, 2008, Forward Management assumed all responsibilites for selecting the Fund’s investments. Performance figures shown below for periods before December 1, 2008 represent performance of prior sub-advisors to the Fund.

Best Quarter - June 30, 2003	19.55%
Worst Quarter - December 31, 2008	-29.65%

20

FORWARD INTERNATIONAL EQUITY FUND

Average Annual Total Returns For the period ended December 31, 2008	1 Year	5 Years	10 Years	Since Inception
Forward International Equity Fund – Investor Class(1)
Return Before Taxes	-53.22%	-1.09%	-0.39%	0.84%
Return After Taxes on Distributions(2)(3)	-53.33%	-1.87%	-0.84%	0.38%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	-33.92%	-0.74%	-0.27%	0.77%
MSCI All Country World Index ex-USA(4)	-45.24%	3.00%	2.27%	4.08%

Forward International Equity Fund – Institutional Class(1)	-53.12%	N/A	N/A	-35.14%
MSCI All Country World Index ex-USA(4)	-45.24%	N/A	N/A	-27.11%
(1)	The Fund began offering Investor class shares on October 1, 1998 and began offering Institutional Class shares on May 1, 2007.
(2)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	After-tax returns reflect subsequent recharacterizations of distributions for Federal income tax purposes based on available information for the tax years 2005 and 2006. Recharacterizations include reclassification of distributions allowed by Federal tax law and reported to shareholders as capital gains, qualified dividend income, returns of capital and Section 1250 distributions, where applicable.
(4)	The MSCI All Country World Index ex-USA is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States. Investors cannot invest directly in an index. The index figures do not reflect any deduction for fees, expenses or taxes.

21

FORWARD INTERNATIONAL EQUITY FUND

FUND FEES AND EXPENSES

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward International Equity Fund.

Shareholder Fees

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average daily net assets.

Annual Fund Operating Expenses: Expenses that are deducted from Fund assets	Investor Class	Institutional Class
Management Fee	0.85%	0.85%
Distribution (12b-1) Fees(1)	0.25%	N/A
Shareholder Services Fees(2)	0.15%	0.05%
Other Expenses	0.55%	0.55%
Acquired Fund Fees and Expenses(3)	0.01%	0.01%
Total Annual Fund Operating Expenses	1.81%	1.46%
Fee Waiver(4)	-0.46%	-0.46%
Net Expenses	1.35%	1.00%
(1)	The Fund has adopted a Distribution Plan pursuant to which up to 0.25% of the Fund’s average daily net assets attributable to the Investor Class shares may be used to pay distribution expenses.
(2)	The Fund has adopted a Shareholder Services Plan pursuant to which up to 0.15% of the Fund’s average daily net assets attributable to the Investor Class shares and up to 0.05% of the Fund’s average daily net assets attributable to the Institutional Class shares may be used to pay shareholder servicing fees.
(3)	The Fund indirectly bears a pro rata share of the fees and expenses of each exchange-traded fund or other investment company in which it invests. Since “Acquired Fund Fees and Expenses” are not directly borne by the Fund, they are not reflected in the Fund’s financial statements, and therefore information presented in the Annual Fund Operating Expenses table will differ from that presented in the Financial Highlights.
(4)	The Fund’s investment advisor has contractually agreed to waive a portion of its fees and reimburse other expenses until April 30, 2010 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.34% and 0.99%, respectively. Pursuant to this agreement, the Fund will reimburse the investment advisor for any fee waivers and expense reimbursements made by the investment advisor, provided that any such reimbursements made by the Fund to the investment advisor will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

22

FORWARD INTERNATIONAL EQUITY FUND

EXAMPLES

These Examples are intended to help you compare the costs of investing in the Forward International Equity Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in either the Investor Class or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Investor Class	Institutional Class
1 Year	$137	$102
3 Years	$525	$416
5 Years	$937	$753
10 Years	$2,086	$1,705

23

FORWARD INTERNATIONAL FIXED INCOME FUND

OBJECTIVE

The Forward International Fixed Income Fund seeks to achieve high total return (capital appreciation and income). There is no guarantee that the Fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGY - INVESTING IN NON-U.S. FIXED INCOME SECURITIES

The Forward International Fixed Income Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in a non-diversified portfolio of fixed income securities of companies and governments located outside the United States. This investment policy and the name of the Fund with respect to fixed income securities may not be changed without at least 60 days’ prior written notice to shareholders. The Fund may invest up to 20% of its net assets plus borrowings for investment purposes, if any, in non-fixed income securities of companies and governments located outside the United States. The Fund’s sub-advisor has broad discretion to identify and invest in companies that it considers to be located outside the United States.

The Fund seeks to offer exposure primarily to non-U.S. dollar denominated fixed income securities of non-U.S. issuers and derivatives. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. The Fund will not invest more than 25% of its net assets plus borrowings for investment purposes, if any, in emerging market countries.

A company generally will be considered to be located in a particular country if it meets one or more of the following criteria: (i) the issuer of the security is organized under the laws of, or maintains its principal place of business in, the country; or (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country, or it has at least 50% of its assets in the country. Emerging market countries are those identified as developing or emerging countries by the World Bank, International Finance Corporation or United Nations or countries not listed in the Morgan Stanley Capital International World Index. Currently, emerging market countries may include those in Latin America, Southeast Asia, Africa, Eastern Europe and the Middle East.

In allocating the Fund’s assets among emerging market countries, the sub-advisor will take into account the following factors: safe custody of assets and freedom of capital movement; a favorable domestic liquidity environment; a reasonably liquid and diverse fixed income market; and an undervalued or fairly valued exchange rate, combined with sustainable trade and current account balances.

For the Fund, fixed income securities include bonds, debentures, loans, notes, convertible debt securities, preferred stocks, government securities, mortgage-backed securities, asset backed securities, credit linked notes, commercial paper, certificates of deposit, and other similar securities, each of which may bear fixed, floating or variable rates of interest and may be of any maturity, and derivative instruments such as futures, repurchase agreements, swaps and options. The Fund does not have an average duration or maturity target. The Fund may invest in all fixed income asset classes including

24

FORWARD INTERNATIONAL FIXED INCOME FUND

non-U.S. government and investment-grade and high yield, high risk non-U.S. corporate instruments. The Fund will not invest more than 25% of its net assets plus borrowings for investment purposes, if any, in high yield, high risk corporate instruments with ratings lower than BBB-.

The sub-advisor’s approach is to build the portfolio through a diversity of fixed income strategies, each with defined risk and expected return contributions. The sub-advisor will construct the portfolio by using a combination of strategies, which may include the following:

•	Investing in foreign currencies from developed and emerging market countries;

•

Investing in investment grade non-U.S. corporate bonds. The sub-advisor may also use credit default swaps (a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other) to sell short such corporate bonds;

•	Investing in high yield, below investment grade non-U.S. corporate bonds;

•

Investing in emerging market government or corporate bonds for which issues either are denominated in local currencies or in currencies of economically and politically stable industrialized nations, which may include the U.S.;

•	Taking long or short positions primarily on non-U.S. government bonds while also seeking to take advantage of distortion of the shape of the yield curve.

The sub-advisor chooses to employ a particular strategy or combination of strategies after consideration of a strategy’s individual merits, its correlation to the existing portfolio and the sub-advisor’s outlook for the markets.

For hedging purposes, to reduce the risks of fluctuating exchange rates and to general returns uncorrelated to the other strategies employed, the Fund may enter into forward foreign currency exchange contracts, which obligate a party to buy or sell a specific currency on a future date at a fixed price. The Fund “locks in” an exchange rate. For hedging and non-hedging purposes, the Fund may also invest in options on foreign currencies, foreign currency futures and options and foreign currency exchange-related securities like foreign currency warrants and other instruments linked to foreign currency exchange rates.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FORWARD INTERNATIONAL FIXED INCOME FUND?

As with any mutual fund investment, an investment in the Forward International Fixed Income Fund may cause you to lose some or all of the money you invested. Because the securities in which the Fund invests may decrease in value, the net asset value of the Fund and the value of your investment may also decrease. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

•	Emerging Market and Foreign Securities

Emerging market and foreign securities may offer greater investment value, but they may present greater investment risks than investing in the securities of U.S. companies.

25

FORWARD INTERNATIONAL FIXED INCOME FUND

These risks include greater likelihood of economic, political or social instability, currency fluctuations, less liquid and more volatile stock markets, the contagious effect of market or economic setbacks in one country on another emerging market country, possible governmental restrictions on currency conversions or trading, difficulty in accurately valuing emerging market securities or selling them at their fair value, especially in down markets, a lack of government regulation and different legal systems, immature economic structures, less regulated trading environments and the availability of less information about emerging market companies because of less rigorous accounting and regulatory standards.

•	Debt Securities

The Fund may invest in short-term and/or long-term debt securities. Debt securities in which the Fund may invest are subject to several types of investment risk. They may have market or interest rate risk, which means their value will be affected by fluctuations in the prevailing interest rates. Bonds are subject to the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of the Fund’s investments in bonds. Investments in these types of securities pose the risk that the Fund’s sub-advisor’s forecast of the direction of interest rates might be incorrect.

There may be credit risk, which is a risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity. The credit quality of a bond or fixed-income holding could deteriorate as a result of a bankruptcy or extended losses. There is no guarantee that a sovereign government will support certain government-sponsored entity securities and, accordingly, these securities involve a risk of non-payment of principal and interest.

Call or income risk exists with corporate bonds during periods of falling interest rates because of the possibility that securities with high interest rates will be prepaid or “called” by the issuer before they mature. The Fund would have to reinvest the proceeds at a possibly lower interest rate. The Fund may also be subject to event risk, which is the possibility that corporate debt securities held by the Fund may suffer a substantial decline in credit quality and market value if the issuer restructures.

Debt securities generally increase in value during periods of falling interest rates and decline in value if interest rates increase. Usually, the longer the remaining maturity of a debt security is, the greater the effect interest rate changes have on its market value.

•	Lower-Rated Debt Securities

Securities rated below investment grade and comparable unrated securities are often referred to as “high yield” or “junk” bonds. Investing in lower-rated securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk. Although they may offer higher yields than higher-rated securities, high-risk, low-rated debt securities and comparable unrated debt securities generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low-rated and comparable unrated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish the

26

FORWARD INTERNATIONAL FIXED INCOME FUND

Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low-rated or unrated debt securities may also make it more difficult for the Fund to obtain accurate market quotations for the purposes of valuing their portfolios.

Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of the Fund to achieve its investment objective may, to the extent of investment in low-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher-rated securities. The use of credit ratings as the sole method of evaluating lower-rated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of lower-rated securities. In addition, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was most recently rated.

•	Derivatives

Some of the instruments in which the Fund may invest may be referred to as “derivatives,” because their value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements and similar instruments. There is limited consensus as to what constitutes a “derivative.”

Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled.

The Fund may utilize derivatives for hedging purposes and to attempt to achieve investment returns. The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Use of derivatives may result in certain additional transaction costs that may reduce a Fund’s performance. In addition, where derivatives are used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged. Because the markets for certain derivative instruments are relatively new, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes and there can be no assurance that a particular derivative position will be available when sought by the Fund’s sub-advisor or, if available, that such techniques will be utilized by the sub-advisor. Certain derivatives may create a risk of loss greater than the amount invested. The market value of derivative instruments and securities sometimes is more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly

27

FORWARD INTERNATIONAL FIXED INCOME FUND

with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. The Fund’s sub-advisor takes these risks into account in its management of the Fund.

Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative may be difficult to purchase or sell and the sub-advisor may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative), and interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Investing in a particular derivative product requires an understanding of both the underlying instrument and the derivative itself without being able to observe the performance of the derivative under all possible market conditions. Finally, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Derivative instruments are also subject to the risk that the market value of an instrument will change to the detriment of the Fund. If the sub-advisor inaccurately forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives, the Fund might have been in a better position if it had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other investments held by the Fund. The Fund may also have to buy or sell a security at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

A further description of these and other derivative instruments that the Fund may use are described in the Statement of Additional Information (“SAI”).

•	Currency Transactions

If a security is denominated in a foreign currency, the value of the security fluctuates if there is a change in currency exchange rates relative to the U.S. dollar or exchange control regulations. Adverse currency fluctuations will reduce the value of the Fund’s shares, which are denominated in U.S. dollars. Costs are incurred by the Fund in connection with conversions between currencies. Currency risks are greater in lesser developed markets and can be unpredictably affected by external events. The sub-advisor is authorized to hedge against currency risks but is not required to do so and may choose not to do so because of the cost or for other reasons. Further, there is no assurance that attempts to hedge currency risk will be successful if utilized.

28

FORWARD INTERNATIONAL FIXED INCOME FUND

•	Non-Diversification

The Fund is a non-diversified fund, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. The Fund must, however, comply with tax diversification regulations, which require it to be diversified at each quarter end with respect to at least half of its assets.

As a “non-diversified” mutual fund, the Fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

•	Portfolio Turnover

The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains, which are taxed at ordinary income rates.

29

FORWARD INTERNATIONAL FIXED INCOME FUND

PERFORMANCE HISTORY

The following bar chart shows the annual total return of the Investor Class shares of the Fund for the years indicated, together with the best and worst quarters during those years.

The accompanying table gives an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, ten years, as applicable, and since inception compare with those of a broad measure of market performance. The returns assume reinvestment of dividends and distributions. Past performance of the Fund (before and after taxes) is not necessarily an indication of future performance.

Best Quarter - March 31, 2008	5.94%
Worst Quarter - September 30, 2008	-7.46%

30

FORWARD INTERNATIONAL FIXED INCOME FUND

Average Annual Total Returns For the period ended December 31, 2008	1 Year	Since Inception
Forward International Fixed Income Fund – Investor Class(1)
Return Before Taxes	-4.91%	-1.91%
Return After Taxes on Distributions(2)	-6.25%	-3.25%
Return After Taxes on Distributions and Sale of Fund Shares(2)	-3.12%	-2.33%
Citigroup World BIG ex US Unhedged USD Index(3)	6.48%	9.42%
Blended Rate (60% Citigroup World BIG ex US Unhedged USD/20% Merrill Lynch European Currency High Yield Index Unhedged USD/20% JP Morgan GBI-EM Global Diversified Composite Unhedged USD) Index(3)	-5.91%	-2.15%

Forward International Fixed Income Fund – Institutional Class(1)
Return Before Taxes	-4.60%	-1.59%
Citigroup World BIG ex US Unhedged USD Index(3)	6.48%	9.42%
Blended Rate (60% Citigroup World BIG ex US Unhedged USD/20% Merrill Lynch European Currency High Yield Index Unhedged USD/20% JP Morgan GBI-EM Global Diversified Composite Unhedged USD) Index(3)	-5.91%	-2.15%
(1)	The Fund began offering Investor Class shares and Institutional Class shares on October 5, 2007.
(2)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Investor Class shares. After-tax returns for other classes will vary.
(3)	The Citigroup World BIG (Broad Investment-Grade) Bond ex-U.S. Index is a market capitalization weighted index that tracks the performance of international fixed rate bonds that have remaining maturities of one year or longer and that are rated BBB-/Baa3, or better, by S&P or Moody’s, respectively. This index excludes the U.S. and is unhedged USD. The Blended Rate Index is 60% Citigroup World BIG Bond ex-U.S. Index Unhedged USD / 20% Merrill Lynch European Currency High Yield Index Unhedged USD / 20% JP Morgan GBI-EM Global Diversified Composite Unhedged USD. The Merrill Lynch European Currency High Yield Index tracks the performance of below investment grade sterling, euro and euro legacy currency denominated bonds of corporate issuers domiciled in countries having an investment grade foreign currency long-term debt rating based on a composite of Moody’s and S&P. This index is unhedged USD. The JPMorgan GBI-EM (Government Bond Index-Emerging Markets) Global Diversified is a comprehensive global local emerging markets index that consists of regularly traded, liquid fixed-rate, domestic currency government bonds and includes only the countries that give access to their capital market to foreign investors (excludes China, India, and Thailand). The index is market capitalization weighted, with a cap of 10% to any one country. This index is unhedged USD. The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

31

FORWARD INTERNATIONAL FIXED INCOME FUND

FUND FEES AND EXPENSES

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward International Fixed Income Fund.

Shareholder Fees

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average daily net assets.

Annual Fund Operating Expenses: Expenses that are deducted from Fund assets	Investor Class	Institutional Class
Management Fee	0.70%	0.70%
Distribution (12b-1) Fees(1)	0.25%	N/A
Shareholder Services Fees(2)	0.15%	0.00%
Other Expenses	0.65%	0.65%
Total Annual Fund Operating Expenses	1.75%	1.35%
Fee Waiver(3)	-0.36%	-0.36%
Net Expenses	1.39%	0.99%
(1)	The Fund has adopted a Distribution Plan pursuant to which up to 0.25% of the Fund’s average daily net assets attributable to the Investor Class may be used to pay distribution expenses.
(2)	The Fund has adopted a Shareholder Services Plan pursuant to which up to 0.15% of the Fund’s average daily net assets attributable to the Investor Class shares and up to 0.05% of the Fund’s average daily net assets attributable to the Institutional Class shares may be used to pay shareholder servicing fees.
(3)	The Fund’s investment advisor has contractually agreed to waive a portion of its fees and reimburse other expenses until April 30, 2010 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.39% and 0.99%, respectively. Pursuant to this agreement, the Fund will reimburse the investment advisor for any fee waivers and expense reimbursements made by the investment advisor, provided that any such reimbursement made by the Fund to the investment advisor will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

32

FORWARD INTERNATIONAL FIXED INCOME FUND

EXAMPLES

These Examples are intended to help you compare the costs of investing in the Forward International Fixed Income Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in either the Investor Class or Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Investor Class	Institutional Class
1 Year	$142	$101
3 Years	$516	$392
5 Years	$915	$705
10 Years	$2,030	$1,591

33

FORWARD INTERNATIONAL SMALL COMPANIES FUND

OBJECTIVE

The Forward International Small Companies Fund seeks to achieve long-term growth of capital. There is no guarantee that the Fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGY - INVESTING IN EQUITY SECURITIES OF COMPANIES WITH SMALL MARKET CAPITALIZATIONS LOCATED OUTSIDE THE UNITED STATES

The Forward International Small Companies Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of companies with small market capitalizations located outside the United States. This investment policy and the name of the Fund with respect to small companies may not be changed without at least 60 days’ prior written notice to shareholders. The Fund may invest up to 20% of its net assets plus borrowings for investment purposes, if any, in medium and large capitalization companies. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries.

A company generally will be considered to be located in a particular country if it meets one or more of the following criteria: (i) the issuer of the security is organized under the laws of, or maintains its principal place of business in, the country; or (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country, or it has at least 50% of its assets in the country. Emerging market countries are those identified as developing or emerging countries by the World Bank, International Finance Corporation or United Nations or countries not listed in the Morgan Stanley Capital International World Index. Currently, emerging market countries may include those in Latin America, Southeast Asia, Africa, Eastern Europe and the Middle East.

For the Fund, equity securities include common and preferred stocks, investment company shares, convertible debt securities, warrants, subscription rights and depositary receipts for foreign stocks.

The sub-advisor typically focuses its research on companies that are capitalized at less than $4 billion. The sub-advisor does not apply a strict minimum size test in determining which securities to purchase but rather looks to the liquidity of the security. As a result, the sub-advisor normally does not invest in companies with a market capitalization lower than $150 million, although it may do so.

The Fund’s sub-advisor uses a “bottom-up” approach to try to identify companies with outstanding investment potential. The objective is to identify approximately 120-130 top investment opportunities using a systematic approach to stock selection and portfolio construction. The selection process consists of three stages:

•	Research Short List
•	Primary Research
•	Stock Selection

34

FORWARD INTERNATIONAL SMALL COMPANIES FUND

The Fund’s sub-advisor screens more than 10,000 companies to obtain a list of candidates for the next stage using screening parameters and other inputs. The sub-advisor uses both an absolute measure of value, based on returns to equity investors, and a relative measure, based on return on capital employed.

At the primary research stage, the sub-advisor conducts a detailed review of the investment candidate. Topics covered include strategy, operations, internal controls and management. The sub-advisor also undertakes a thorough review of financial statements focusing on balance sheet strength, operating performance and valuation.

Finally, at the stock selection stage, the sub-advisor constructs the portfolio using a team approach. The Fund’s exposure is monitored at the regional, sector and stock level.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FORWARD INTERNATIONAL SMALL COMPANIES FUND?

As with any mutual fund investment, an investment in the Forward International Small Companies Fund may cause you to lose some or all of the money you invested. Because the securities in which the Fund invests may decrease in value, the net asset value of the Fund and the value of your investment may also decrease. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

•	Small Capitalization Stocks

Smaller companies may offer greater investment value than larger companies, but they present greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength.

•	Foreign Securities

Investments in foreign securities may present more risk than investing in U.S. securities because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, exit levies, a lack of adequate company information, less liquid and more volatile markets, a lack of government regulation and different legal systems. Investments in emerging markets involve even greater risks such as immature economic structures and less regulated trading environments.

•	Currency Transactions

If a security is denominated in a foreign currency, the value of the security fluctuates if there is a change in currency exchange rates or exchange control regulations. Adverse currency fluctuations will reduce the value of the Fund’s shares. Costs are incurred by the Fund in connection with conversions between currencies. Currency risks are greater in lesser-developed markets and can be unpredictably affected by external events. The sub-advisor is authorized to hedge against currency risks but is not required to do so and may choose not to do so because of the cost or for other reasons. In accordance with its investment philosophy, the Fund’s sub-advisor generally chooses not to hedge the Fund’s currency exposure.

35

FORWARD INTERNATIONAL SMALL COMPANIES FUND

•	Portfolio Turnover

The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains, which are taxed at ordinary income rates.

•	Common Stocks

The Fund invests in the equity securities of companies, which exposes the Fund and its shareholders to the risks associated with investing in common stocks. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services.

36

FORWARD INTERNATIONAL SMALL COMPANIES FUND

PERFORMANCE HISTORY

The following bar chart shows the annual total return of the Institutional Class shares of the Fund for the years indicated, together with the best and worst quarters during those years.

The accompanying table gives an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, ten years, as applicable, and since inception compare with those of a broad measure of market performance. The returns assume reinvestment of dividends and distributions. Past performance of the Fund (before and after taxes) is not necessarily an indication of future performance.

The Retail Class and Institutional Class of the Pictet International Small Companies Fund were reorganized into the Investor and Institutional Classes, respectively, of the Forward International Small Companies Fund on December 23, 2003. Performance figures shown below for periods prior to December 23, 2003 represent performance of the respective class of shares of the Pictet International Small Companies Fund.

Best Quarter - December 31, 1999	44.70%
Worst Quarter - September 30, 2008	-23.85%

37

FORWARD INTERNATIONAL SMALL COMPANIES FUND

Average Annual Total Returns For the period ended December 31, 2008	1 Year	5 Years	10 Years	Since Inception
Forward International Small Companies Fund – Institutional Class(1)
Return Before Taxes	-46.42%	2.99%	9.00%	6.91%
Return After Taxes on Distributions(2)(3)	-46.49%	1.97%	7.75%	4.94%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	-29.90%	2.55%	7.61%	5.06%
MSCI EAFE Small Cap Index(4)	-46.78%	1.51%	4.71%	1.56%

Forward International Small Companies Fund – Investor Class(1)
Return Before Taxes	-46.60%	2.67%	N/A	7.51%
MSCI EAFE Small Cap Index(4)	-46.78%	1.51%	N/A	7.39%
(1)	The Fund began offering Institutional Class shares on February 7, 1996 and began offering Investor Class shares on March 5, 2002.
(2)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Institutional Class shares. After-tax returns for other classes will vary.
(3)	After-tax returns reflect subsequent recharacterizations of distributions for Federal income tax purposes based on available information for the tax years 2004, 2005 and 2006. Recharacterizations include reclassification of distributions allowed by Federal tax law and reported to shareholders as capital gains, qualified dividend income, returns of capital and Section 1250 distributions, where applicable.
(4)	The MSCI EAFE Small Cap Index is an unmanaged, market-weighted index of small companies in developed markets, excluding the U.S. and Canada. Investors cannot invest directly in an index. The index figures do not reflect any deductions for fees, expenses or taxes.

38

FORWARD INTERNATIONAL SMALL COMPANIES FUND

FUND FEES AND EXPENSES

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward International Small Companies Fund.

Shareholder Fees

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average daily net assets.

Annual Fund Operating Expenses: Expenses that are deducted from Fund assets	Investor Class	Institutional Class
Management Fee	1.00%	1.00%
Distribution (12b-1) Fees(1)	0.25%	N/A
Shareholder Services Fees(2)	0.15%	0.00%
Other Expenses	0.25%	0.25%
Total Annual Fund Operating Expenses	1.65%	1.25%
(1)	The Fund has adopted a Distribution Plan pursuant to which up to 0.25% of the Fund’s average daily net assets attributable to the Investor Class may be used to pay distribution expenses.
(2)	The Fund has adopted a Shareholder Services Plan pursuant to which up to 0.15% of the Fund’s average daily net assets attributable to the Investor Class shares and up to 0.05% of the Fund’s average daily net assets attributable to the Institutional Class shares may be used to pay shareholder servicing fees.

EXAMPLES

These Examples are intended to help you compare the costs of investing in the Forward International Small Companies Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in either the Investor Class or Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Investor Class	Institutional Class
1 Year	$168	$127
3 Years	$520	$396
5 Years	$896	$686
10 Years	$1,952	$1,510

39

FORWARD LARGE CAP EQUITY FUND

OBJECTIVE

The Forward Large Cap Equity Fund seeks to achieve high total return (capital appreciation and income). There is no guarantee that the Fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGY - INVESTING IN EQUITY SECURITIES OF COMPANIES WITH LARGE MARKET CAPITALIZATIONS

The Forward Large Cap Equity Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in common and preferred stock and securities convertible into common or preferred stock, of companies that have large capitalizations. This investment policy and the name of the Fund with respect to large cap equity securities may not be changed without at least 60 days’ prior written notice to shareholders. For purposes of the Fund, large capitalization companies include any company with a market capitalization equal to or greater than $5 billion. The Fund is a focused portfolio that typically holds 30-40 large capitalization equity securities.

The Fund’s investment strategy combines a disciplined investment process that consists of quantitative modeling techniques, fundamental analysis and risk management. By dynamically monitoring the risk/return profile of the Fund, the sub-advisor seeks to keep portfolio exposure to style and cap at appropriate levels. Security selection, which is the focus of the investment management process, seeks to position the Fund in large cap stocks exhibiting attractive earnings growth and valuation characteristics.

The sub-advisor regularly monitors the portfolio holdings. The sub-advisor will normally sell a stock, although the sub-advisor is not required to do so, when the stock exceeds predetermined valuation targets or when, in the sub-advisor’s opinion, it appears that fundamentals are not progressing as expected or are deteriorating.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FORWARD LARGE CAP EQUITY FUND?

As with any mutual fund investment, an investment in the Forward Large Cap Equity Fund may cause you to lose some or all of the money you invested. Because the securities in which the Fund invests may decrease in value, the net asset value of the Fund and the value of your investment may also decrease. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

•	Common Stocks

The Fund invests in the equity securities of companies, which exposes the Fund and its shareholders to the risks associated with investing in common stock. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its products or services.

40

FORWARD LARGE CAP EQUITY FUND

PERFORMANCE HISTORY

The following bar chart shows the annual total return of the Institutional Class shares of the Fund for the years indicated, together with the best and worst quarters during those years.

The accompanying table gives an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years, as applicable and since inception compare with those of a broad measure of market performance. The returns assume reinvestment of dividends and distributions. Past performance of the Fund (before and after taxes) is not necessarily an indication of future performance. Returns for the Investor Class share are not presented because the Investor Class shares were not offered during the periods shown.

Piedmont Investment Advisors, LLC has been the Fund’s sub-advisor since July 11, 2007. Performance figures shown below for periods before July 11, 2007 represent performance of prior sub-advisors to the Fund.

Best Quarter - June 30, 2008	0.29%
Worst Quarter - December 31, 2008	-21.39%

Average Annual Total Returns For the period ended December 31, 2008	1 Year	Since Inception
Forward Large Cap Equity Fund – Institutional Class(1)
Return Before Taxes	-35.48%	-15.76%
Return After Taxes on Distributions(2)	-35.59%	-15.89%
Return After Taxes on Distributions and Sale of Fund Shares(2)	-22.92%	-13.21%
S&P 500 Index(3)	-36.99%	-19.82%
(1)	The Fund began offering Institutional Class shares on January 31, 2007.
(2)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value-weighted index and one of the most widely used benchmarks of U.S. stock performance. Investors cannot invest directly in an index. The index figures do not reflect any deduction for fees, expenses or taxes.

41

FORWARD LARGE CAP EQUITY FUND

FUND FEES AND EXPENSES

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward Large Cap Equity Fund.

Shareholder Fees

As an investor in Investor or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average daily net assets.

Annual Fund Operating Expenses: Expenses that are deducted from Fund assets	Investor Class	Institutional Class
Management Fee	0.80%	0.80%
Distribution (12b-1) Fees(1)	0.25%	N/A
Shareholder Services Fees(2)	0.15%	0.05%
Other Expenses(3)	0.45%	0.45%
Total Annual Fund Operating Expenses	1.65%	1.30%
Fee Waiver(4)	-0.31%	-0.31%
Net Expenses	1.34%	0.99%
(1)	The Fund has adopted a Distribution Plan pursuant to which up to 0.25% of the Fund’s average daily net assets attributable to the Investor Class shares may be used to pay distribution expenses.
(2)	The Fund has adopted a Shareholder Services Plan pursuant to which up to 0.15% of the average daily net assets attributable to the Investor Class shares and up to 0.05% of the average daily net assets attributable to the Institutional Class shares may be used to pay shareholder servicing fees.
(3)	Other Expenses for Investor Class are based on estimated amounts for the current fiscal year.
(4)	The Fund’s investment advisor has contractually agreed to waive a portion of its fees and reimburse other expenses until April 30, 2010 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.34% and 0.99%, respectively. Pursuant to this agreement, the Fund will reimburse the investment advisor for any fee waivers and expense reimbursements made by the investment advisor, provided that any such reimbursements made by the Fund to the investment advisor will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

42

FORWARD LARGE CAP EQUITY FUND

EXAMPLES

These Examples are intended to help you compare the costs of investing in the Forward Large Cap Equity Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in either the Investor Class or Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Investor Class	Institutional Class
1 Year	$136	$101
3 Years	$490	$381
5 Years	$867	$683
10 Years	$1,926	$1,539

43

FORWARD LEGATO FUND

OBJECTIVE

The Forward Legato Fund seeks to achieve high total return. The Fund anticipates that its investment returns are likely to be in the form of capital appreciation rather than income, since small capitalization companies often do not pay regular dividends. There is no guarantee that the Fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGY - INVESTING IN EQUITY SECURITIES OF COMPANIES WITH MARKET CAPITALIZATIONS NO LARGER THAN $3 BILLION AT THE TIME OF INITIAL PURCHASE

The Forward Legato Fund invests primarily in the equity securities (common and preferred stock and securities convertible into common or preferred stock) of companies that have small market capitalizations and offer future growth potential. The Fund will invest at least 80% of its net assets plus borrowings for investment purposes, if any, in the common stock of companies with market capitalization no larger than $3 billion at the time of initial purchase. The Fund’s sub-advisors are not required to sell a stock for which the market capitalization exceeds $3 billion, although they may do so. The sub-advisors generally sell a security if the sub-advisor’s price target is met, the security becomes over-valued in the opinion of the sub-advisor, the company’s fundamentals change or if investment opportunities arise that, in the sub-advisor’s opinion, are better. The Fund may also invest up to 20% of its net assets plus borrowings for investment purposes, if any, in foreign investments. The Fund will not invest more than 5% of its net assets plus borrowings for investment purposes, if any, in foreign investments denominated in a foreign currency and will limit its investments in any single non-U.S. country to 5% of its net assets plus borrowings for investment purposes, if any.

The Fund employs a “multi-manager” approach whereby portions of the Fund are allocated by the investment advisor to different sub-advisors who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style Investment Managers - emphasize investments in equity securities of companies with above-average earnings growth prospects;

•	Value Style Investment Managers - emphasize investments in equity securities of companies that appear to be undervalued relative to their intrinsic value, based on earnings, book value, or cash flow;

•	Core Style Investment Managers - emphasize investments in equity securities of companies from the broad equity market rather than focusing on the growth or value segments of the market.

The Fund’s assets are currently allocated among three sub-advisors, each of which acts independently of the others and uses its own methodology to select portfolio investments. Netols Asset Management Inc. utilizes a value approach to investing. The process is bottom-up, with a focus on the inefficient and under-followed areas of the stock market. Stock selection reflects the belief that changes in the financial, organizational, or operational management of a company create significant opportunities for investment out-performance over time. Riverbridge Partners, LLC believes earnings power determines the value of a franchise. They focus on companies that are building their

44

FORWARD LEGATO FUND

earnings power and building the intrinsic value of the company over long periods of time. They invest in what the portfolio manager believes to be high-quality growth companies that demonstrate the ability to sustain strong secular earnings growth, regardless of overall economic conditions. Conestoga Capital Advisors, LLC utilizes a core investment strategy based upon three principles: 1) invest in well-managed companies capable of growing through multiple business cycles; 2) purchase companies at reasonable valuations relative to their internal growth rates; and 3) permit compounding of returns to generate superior long-term performance relative to the Russell 2000 Index. There is no assurance that each sub-advisor will be able to successfully identify securities in accordance with these strategies.

The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain money market funds. In addition to investing in such short-term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FORWARD LEGATO FUND?

As with any investment, an investment in the Fund may cause you to lose some or all of the money you invested. Because the securities in which the Fund invests may decrease in value, the net asset value of the Forward Legato Fund and the value of your investment may also decrease. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

•	Small Capitalization Stocks

Smaller companies may offer greater investment value, but they may present greater investment risks than investing in the securities of large companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength.

•	Portfolio Turnover

The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates.

•	Common Stocks

The Forward Legato Fund invests in the equity securities of companies, which exposes the Fund and its shareholders to the risks associated with investing in common stocks.

45

FORWARD LEGATO FUND

These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services.

•	Foreign Securities

Investments in foreign securities may present more risk than investing in U.S. securities because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, exit levies, a lack of adequate company information, less liquid and more volatile markets and a lack of government regulation. Investments in emerging markets involve even greater risks such as immature economic structures and different legal systems.

•	Multi-Manager Risk

Although Forward Management, LLC (“Forward Management”) monitors and seeks to coordinate the overall management of the Forward Legato Fund, each sub-advisor makes investment decisions independently, and it is possible that the investment styles of the sub-advisors may not complement one another. As a result, the Fund’s exposure to a given stock, industry or investment style could unintentionally be smaller or larger than if the Fund had a single manager.

PERFORMANCE HISTORY

The following bar chart shows the annual total return of the Class A shares, which are not offered in this Prospectus, of the Fund for the years indicated, together with the best and worst quarters during those years. Returns of the Class A shares are shown because Investor Class shares were not offered during any of the periods shown, and Institutional Class had not yet completed a full calendar year of performance. Investor Class and Institutional Class shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. The returns do not reflect the Class A shares’ maximum 5.75% sales charge (load), which would reduce performance. If the sales charge were reflected, returns would be less than those shown.

46

FORWARD LEGATO FUND

The accompanying table gives an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years, as applicable and since inception compare with those of a broad measure of market performance. The returns assume reinvestment of dividends and distributions. Past performance of the Fund (before and after taxes) is not necessarily an indication of future performance.

Best Quarter - March 31, 2006	11.33%
Worst Quarter - December 31, 2008	-23.03%

Average Annual Total Returns For the period ended December 31, 2008	1 Year	Since Inception
Forward Legato Fund – Class A(1)
Return Before Taxes	-34.77%	-3.40%
Return After Taxes on Distributions(2)(3)	-35.08%	-4.02%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	-22.23%	-2.76%
Russell 2000 Index(4)	-33.79%	-4.17%
(1)	The Fund began offering Class A shares on April 1, 2005 and began offering Institutional Class shares on May 1, 2008.
(2)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	After-tax returns reflect subsequent recharacterizations of distributions for Federal income tax purposes based on available information for the tax year 2005. Recharacterizations include reclassification of distributions allowed by Federal tax law and reported to shareholders as capital gains, qualified dividend income, returns of capital and Section 1250 distributions, where applicable.
(4)	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market. Investors cannot invest directly in an index. The index figures do not reflect any deduction for fees, expenses or taxes.

47

FORWARD LEGATO FUND

FUND FEES AND EXPENSES

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward Legato Fund.

Shareholder Fees

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Forward Legato Fund’s assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average daily net assets.

Annual Fund Operating Expenses: Expenses that are deducted from Fund assets	Investor Class	Institutional Class
Management Fee	1.00%	1.00%
Distribution (12b-1) Fees(1)	0.25%	N/A
Shareholder Services Fees(2)	0.15%	0.00%
Other Expenses(3)	0.63%	0.63%
Total Annual Fund Operating Expenses	2.03%	1.63%
Fee Waiver(4)	-0.34%	-0.34%
Net Expenses	1.69%	1.29%
(1)	The Fund has adopted a Distribution Plan pursuant to which up to 0.25% of the Fund’s average daily net assets attributable to the Investor Class may be used to pay distribution expenses.
(2)	The Fund has adopted a Shareholder Services Plan pursuant to which up to 0.15% of the Fund’s average daily net assets attributable to the Investor Class shares and up to 0.05% of the Fund’s average daily net assets attributable to the Institutional Class shares may be used to pay shareholder servicing fees.
(3)	Other Expenses are based on estimated amounts for the current fiscal year.
(4)	The Fund’s investment advisor has contractually agreed to waive a portion of its fees and reimburse other expenses until April 30, 2010 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.69% and 1.29%, respectively. Pursuant to this agreement, the Fund will reimburse the investment advisor for any fee waivers and expense reimbursements made by the investment advisor, provided that any such reimbursement made by the Fund to the investment advisor will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

48

FORWARD LEGATO FUND

EXAMPLE

These Example are intended to help you compare the costs of investing in the Forward Legato Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in either the Investor Class or Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Investor Class	Institutional Class
1 Year	$172	$131
3 Years	$604	$481
5 Years	$1,061	$854
10 Years	$2,328	$1,902

49

FORWARD LONG/SHORT CREDIT ANALYSIS FUND

OBJECTIVE

The Forward Long/Short Credit Analysis Fund seeks to maximize total return (capital appreciation and income). There is no guarantee that the Fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGY - LONG/SHORT CREDIT ANALYSIS

The Forward Long/Short Credit Analysis Fund seeks to achieve its investment objective by investing primarily in a non-diversified portfolio of municipal bonds, corporate bonds, notes and other debentures, U.S. Treasury and Agency securities, sovereign debt, emerging market debt, floating rate or zero coupon securities and non-convertible preferred securities that are actively traded in the public markets. The Fund may also invest a substantial portion of its assets in interest rate swaps, credit default swaps, total return swaps, futures and options and other derivative instruments. The value of a derivative instrument “derives” from the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. The Fund may invest in derivatives both for hedging purposes and in an attempt to achieve investment returns consistent with the Fund’s investment objective. These instruments include options, futures contracts, forward currency contracts, swap agreements (including, but not limited to, interest rate swaps, credit default swaps and total return swaps) and similar instruments. The Fund’s sub-advisor may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed. There is limited consensus as to what constitutes a “derivative.” For the Fund’s purposes, derivatives also include specially structured types of mortgage and asset-backed securities and dollar denominated securities whose values are linked to foreign currencies. The Fund’s ability to use derivatives may be limited by certain regulatory and tax considerations.

The Fund will be actively managed and will seek to maximize total rate of return and minimize investment risk using a credit-based, relative value investment strategy. The Fund will seek to deliver uncorrelated returns versus other investment alternatives and asset classes by taking advantage of relative value, cross-over trading opportunities and market anomalies and inefficiencies across a wide array of the credit risk markets.

The Fund uses a “credit long/short” investment strategy based on credit assessments of individual issues and sectors, rather than relying on a forecast of the future direction of interest rates. This investment strategy also incorporates certain “relative value” elements. The Fund’s sub-advisor will screen various sectors in order to attempt to locate undervalued and overlooked opportunities, as well as to attempt to exploit certain arbitrage opportunities among the various fixed income markets. The Fund’s sub-advisor expects to express positive views on specific credits by taking long positions in cash bonds and/or selling credit default swaps and negative views on specific credits by taking short positions in cash bonds and/or purchasing credit default swaps. The Fund’s short positions may equal up to 100% of the Fund’s net asset value, and it is possible that at certain times, the Fund may be approximately “100% short.” A short sale is a transaction in which the Fund sells a security it does not own (and that it borrows) in anticipation that the market price of that security will decline. When the Fund sells a security short, it incurs an obligation to replace the security borrowed at whatever its price may be at the time it purchases the security for delivery to the securities lender. The Fund

50

FORWARD LONG/SHORT CREDIT ANALYSIS FUND

will realize a gain if, at that time, the price of the security is less than the price of the security when it was sold short, and will realize a loss if, at that time, the price of the security is greater than the price of the security when it was sold short.

The sub-advisor may at any time position Fund investments in any industry sector, although the Fund will not invest more than 25% of its assets (including borrowings for investment purposes and proceeds from short selling, if any) in any one industry sector.

To the extent deemed by the Fund’s sub-advisor to be consistent with the objective of maximizing total return, the Fund may invest without limit in federally tax-exempt municipal bonds.

The Fund may invest in debt securities rated investment grade and below investment grade, including certain “unrated” securities, which may include private placements and restricted securities. Securities rated in the “Baa” category or above by Moody’s Investors Service (“Moody’s”), or “BBB” category or above by Standard & Poor’s Corporation (“S&P”), or Fitch Investors Service (“Fitch”), or comparable unrated securities are referred to as investment grade securities. Securities rated below investment grade and comparable unrated securities are often referred to as “high yield” or “junk” bonds. The Fund may invest its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in below investment grade securities without restriction. The Fund may take positions in debt securities that rank junior to other outstanding securities and obligations of an issuer, all or a significant portion of which may be secured by substantially all of that issuer’s assets. The Fund may take positions in debt securities that are not protected by financial covenants or limitations on additional indebtedness. The Fund may invest in securities that are moral obligations of issuers or subject to appropriations. In such situations, the Fund will be subject to additional credit and liquidity risks. The Fund may invest in debt securities of any maturity.

The Fund will seek to control risk by hedging portfolio risk through both long and short positions, based on individual credit evaluations, as well as by engaging in certain strategies such as interest rate swaps, credit default swaps, total return swaps, futures and options to hedge the portfolio’s interest rate risk. However, there is no assurance that any hedging techniques employed by the Fund’s sub-advisor will be successful or that hedging strategies will be available if sought by the Fund’s sub-advisor. The Fund may also engage in such strategies in an attempt to achieve the Fund’s investment objective.

The Fund may also engage in borrowing for cash management purposes or for investment purposes, in order to increase its holdings of portfolio securities and/or to collateralize short sale positions.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FORWARD LONG/SHORT CREDIT ANALYSIS FUND?

As with any mutual fund investment, an investment in the Forward Long/Short Credit Analysis Fund may cause you to lose some or all of the money you invested. Because the securities in which the Fund invests may decrease in value and the Fund’s short selling and borrowing activities and other investment techniques may cause losses to the Fund, the net asset value of the Fund and the value of your investment may also decrease. You

51

FORWARD LONG/SHORT CREDIT ANALYSIS FUND

should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

•	Nature of Investments

Subject to the Fund’s investment policies, the sub-advisor has broad discretion in making investments for the Fund. The Fund’s investments generally consist of municipal bonds, corporate bonds and other fixed income securities that may be affected by business, financial market or legal uncertainties. There can be no assurance that the sub-advisor will correctly evaluate the nature and magnitude of the various factors that could affect the value of and return on investments or on the results of short selling or borrowing activity. Prices of investments may be volatile, and a variety of factors that are inherently difficult to predict, such as domestic or international economic and political developments, may significantly affect the results of the Fund’s activities and the value of its investments. In addition, the value of the Fund’s portfolio may fluctuate as the general level of interest rates fluctuates.

•	Debt Securities

Debt securities in which the Fund may invest are subject to several types of investment risk. They may have market or interest rate risk, which means their value will be affected by fluctuations in the prevailing interest rates. Bonds are subject to the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of the Fund’s investments in bonds. Investments in these types of securities pose the risk that the sub-advisor’s forecast of the direction of interest rates might be incorrect. Usually, the longer the remaining maturity of a debt security is, the greater the effect interest rate changes have on its market value.

There may be credit risk, which is a risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity. The credit quality of a bond or fixed-income holding could deteriorate as a result of a bankruptcy or extended losses. There is no guarantee that the U.S. government will support certain Federal agency or government-sponsored entity securities and, accordingly, these securities involve a risk of non-payment of principal and interest.

Call or income risk exists with corporate bonds during periods of falling interest rates because of the possibility that securities with high interest rates will be prepaid or “called” by the issuer before they mature. The Fund would have to reinvest the proceeds at a possibly lower interest rate. The Fund may also be subject to event risk, which is the possibility that corporate debt securities held by the Fund may suffer a substantial decline in credit quality and market value if the issuer restructures.

•	Lower-Rated Debt Securities

Securities rated below investment grade and comparable unrated securities are often referred to as “high yield” or “junk” bonds. Investing in lower-rated securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk. Although they may offer higher yields than higher-rated securities, high-risk, low-rated debt securities and comparable unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the secu-

52

FORWARD LONG/SHORT CREDIT ANALYSIS FUND

rities. In addition, the markets in which low-rated and comparable unrated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish the Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low-rated or unrated debt securities may also make it more difficult for the Fund to obtain accurate market quotations for the purposes of valuing their portfolios.

Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of the Fund to achieve its investment objective may, to the extent of investment in low-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher-rated securities. The use of credit ratings as the sole method of evaluating lower-rated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of lower-rated securities. In addition, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was most recently rated.

•	Municipal Bonds

If the Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). If the Fund does not have at least 50% of its assets invested in tax-exempt municipal obligations at the end of any quarter of its tax year, the Fund would not be able to designate any tax-exempt dividends for such year and any distributions of net interest from tax-exempt obligations would generally be taxable to shareholders. There is no assurance that the Fund will invest at least 50% of its assets in tax-exempt municipal bonds. The Fund will not be managed to qualify a specified portion of its distributions as tax-exempt.

It should also be noted that interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If a tax-exempt shareholder invests in the Fund they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. In addition, if the Fund invests less than 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in federally tax-exempt municipal bonds, which may be the case from time to time, no portion of the Fund’s distributions would be designated as tax-exempt dividends.

Generally, municipal bonds are issued as general obligations of a state or local government that are secured by the issuer’s taxing power, or as revenue bonds that are secured by user fees and other revenues pledged to pay debt service on such bonds. The major portion of municipal bonds are issued to fund public projects, including economic development, education, electric power, healthcare, housing, transportation, water and sewer and pollution control.

53

FORWARD LONG/SHORT CREDIT ANALYSIS FUND

In addition, U.S. Federal tax law has enabled governmental issuers to issue billions of dollars of tax-exempt municipal bonds on behalf of certain corporate entities for various qualified purposes. Corporate-backed municipal bonds are typically issued as limited obligations of a governmental issuer payable from revenues derived pursuant to a loan, lease, installment sale or financing agreement with a corporate entity (including, but not limited to, such entities as airlines, electric utilities, healthcare facilities and industrials). Such bonds are typically treated as a long-term debt on a parity with senior unsecured bonds issued by such corporate entity, except that interest payable on corporate-backed municipal bonds is federally tax exempt. Subject to certain requirements, the Fund may be permitted to pass through to its shareholders the interest earned on municipal bonds as federally tax exempt interest dividends. For more information see “DIVIDENDS AND TAXES”. In addition, corporate credits in the municipal bond market generally trade at a higher pre-tax yield than an equivalent corporate credit in the corporate bond market and, therefore, it is possible for investments in corporate-backed municipal bonds to achieve higher relative returns than comparable investments in corporate bonds.

•	Tax Reform Risk

As the Fund will purchase the debt securities of municipal issuers, changes or proposed changes in federal tax laws could impact the value of those securities. Of particular concern would be large changes in marginal income tax rates or the elimination of the tax preference for municipal interest income versus currently taxable interest income. Also, the failure or possible failure of such debt issuances to qualify for tax exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund’s portfolio and such a failure could also result in additional taxable income to the Fund and/or shareholders. In addition, the municipal market is a fragmented market that is very technically driven. There can be regional variations in economic conditions or supply-demand fundamentals. Although the Fund may engage in short selling of municipal bonds and may enter into repurchase agreements for municipal bonds, due to operational and/or investment considerations, such activity may be infrequent and the Fund may not engage in such transactions. Any interest or other expenses incurred for the purchase of municipal bonds cannot be deducted. Bonds issued by municipalities must be held by beneficial owners for their interest to be treated as tax exempt. The municipal market is predominantly a retail buyer driven market. For these reasons, the municipal bond market is subject to very different supply-demand fundamentals than corporate markets. Public information in the municipal market is also less available than in other markets, increasing the difficulty of evaluating and valuing securities. As opposed to the majority of municipal bonds outstanding, a portion of the municipal bonds held by the Fund may be secured by payments to be made by private companies and changes in market conditions affecting such bonds, including the downgrade of a private company obligated to make such payments, could have a negative impact on the value of Fund holdings, the municipal market generally, or the Fund’s performance.

•	Derivatives

Some of the instruments in which the Fund may invest may be referred to as “derivatives,” because their value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward

54

FORWARD LONG/SHORT CREDIT ANALYSIS FUND

currency contracts, swap agreements and similar instruments. There is limited consensus as to what constitutes a “derivative.”

Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled.

The Fund may utilize derivatives for hedging purposes and to attempt to achieve investment returns. The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Use of derivatives may result in certain additional transaction costs that may reduce a Fund’s performance. In addition, where derivatives are used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged. Because the markets for certain derivative instruments are relatively new, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes and there can be no assurance that a particular derivative position will be available when sought by the Fund’s sub-advisor or, if available, that such techniques will be utilized by the sub-advisor. Certain derivatives may create a risk of loss greater than the amount invested. The market value of derivative instruments and securities sometimes is more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. The Fund’s sub-advisor takes these risks into account in its management of the Fund.

Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative may be difficult to purchase or sell and the sub-advisor may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative), and interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Investing in a particular derivative product requires an understanding of both the underlying instrument and the derivative itself without being able to observe the performance of the derivative under all possible market conditions. Finally, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Derivative instruments are also subject to the risk that the market value of an instrument will change to the detriment of the Fund. If the sub-advisor

55

FORWARD LONG/SHORT CREDIT ANALYSIS FUND

inaccurately forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives, the Fund might have been in a better position if it had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other investments held by the Fund. The Fund may also have to buy or sell a security at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

A further description of these and other derivative instruments that the Fund may use are described in the Statement of Additional Information (“SAI”).

•	Short Sales

The Fund’s use of short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of the Fund. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities or the price of the security is otherwise rising, a “short squeeze” could occur, causing the security’s price to rise and making it more likely that the Fund will have to cover its short position at an unfavorable price. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party) adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile. In rising securities markets, the Fund’s risk of loss related to short selling will be greater than in declining securities markets. Over time, securities markets have risen more often than they have declined.

Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition.

•	Borrowing

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of the Fund. Borrowing will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost

56

FORWARD LONG/SHORT CREDIT ANALYSIS FUND

associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceeds the cost of borrowing, the use of leverage will diminish the investment performance of the Fund. Successful use of borrowing depends on the sub-advisor’s ability to correctly predict interest rates and market movements, and there is no assurance that the use of borrowing will be successful. Capital raised through leverage will be subject to interest costs, which could exceed the income and appreciation on the securities purchased with the proceeds of the leverage. The Fund may also be required to pay fees in connection with borrowings (such as loan syndication fees or commitment and administrative fees in connection with a line of credit), and it might be required to maintain minimum average balances with a bank lender, either of which would increase the cost of borrowing over the stated interest rate.

Some of the Fund’s portfolio securities may also be leveraged and will therefore be subject to the leverage risks described above. This additional leverage may, under certain market conditions, reduce the net asset value of the Fund.

•	Portfolio Turnover

As a result of the Fund’s investment strategies, the Fund may experience a high portfolio turnover rate (100% or more). High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns) for the Fund and increased realized gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws. However, the calculation of the Fund’s portfolio turnover rate excludes purchases and sales of short positions. Consequently, the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

•	Non-Diversification

The Fund is a non-diversified fund, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. The Fund must, however, comply with tax diversification regulations, which require it to be diversified at each quarter end with respect to at least half of its assets.

As a “non-diversified” mutual fund, the Fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

PERFORMANCE HISTORY

The Fund’s Investor Class shares and Institutional Class shares commenced operations on May 1, 2008, but the Fund’s Investor and Institutional Classes do not have a full calendar year of investment returns. Once the Fund’s Investor and Institutional Classes shares have performance for at least one calendar year, a bar chart and performance table will be included in the Prospectus.

57

FORWARD LONG/SHORT CREDIT ANALYSIS FUND

FUND FEES AND EXPENSES

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward Long/Short Credit Analysis Fund.

Shareholder Fees

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s average daily net assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average net assets.

Annual Fund Operating Expenses: Expenses that are deducted from Fund assets	Investor Class	Institutional Class
Management Fee	1.50%	1.50%
Distribution (12b-1) Fees(1)	0.25%	N/A
Shareholder Services Fees(2)	0.15%	0.05%
Other Expenses(3)	0.96%	0.96%
Interest Expense on Short Sales	3.56%	3.56%
Total Other Expenses	4.52%	4.52%
Acquired Fund Fees and Expenses(4)	0.01%	0.01%
Total Annual Fund Operating Expenses	6.43%	6.08%
Fee Waiver(5)	-0.91%	-0.91%
Net Expenses	5.52%	5.17%
(1)	The Fund has adopted a Distribution Plan pursuant to which up to 0.25% of the Fund’s average daily net assets attributable to the Investor Class shares may be used to pay distribution expenses.
(2)	The Fund has adopted Shareholder Services Plans pursuant to which up to 0.15% of the average net assets attributable to the Investor Class shares and 0.05% of the net assets attributable to the Institutional Class shares may be used to pay shareholder servicing fees.
(3)	Other Expenses are based on estimated amounts for the current fiscal year.
(4)	The Fund indirectly bears a pro rata share of the fees and expenses of each exchange-traded fund or other investment company in which it invests. Since “Acquired Fund Fees and Expenses” are not directly borne by the Fund, they are not reflected in the Fund’s financial statements, and therefore information presented in the Annual Fund Operating Expenses table will differ from that presented in the Financial Highlights.
(5)	The Fund’s investment advisor has contractually agreed to waive a portion of its fees and reimburse other expenses until April 30, 2010 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.95% and 1.60%, respectively. Pursuant to this agreement, the Fund will reimburse the investment advisor for any fee waivers or expense reimbursements made by the investment advisor provided that any such reimbursements made by the Fund to the investment advisor will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

58

FORWARD LONG/SHORT CREDIT ANALYSIS FUND

EXAMPLES

These Examples are intended to help you compare the costs of investing in the Forward Long/Short Credit Analysis Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in either the Investor Class or Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Investor Class	Institutional Class
1 Year	$551	$517
3 Years	$1,812	$1,718
5 Years	$3,039	$2,894
10 Years	$5,961	$5,728

59

FORWARD MINI-CAP FUND

OBJECTIVE

The Forward Mini-Cap Fund seeks to achieve high total return. The Fund anticipates that its investment returns are likely to be in the form of capital appreciation rather than income, since small capitalization companies often do not pay regular dividends. There is no guarantee that the Fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGY - INVESTING IN EQUITY SECURITIES OF COMPANIES WITH MARKET CAPITALIZATIONS NO LARGER THAN $1 BILLION

The Forward Mini-Cap Fund invests primarily in the equity securities (common and preferred stock and securities convertible into common or preferred stock) of companies that have small market capitalizations and offer future growth potential. The Fund will invest at least 80% of its net assets plus borrowings for investment purposes, if any, in the common stock of companies with market capitalization no larger than $1 billion at the time of initial purchase. This investment policy and the name of the Fund with respect to mini-cap securities may not be changed without at least 60 days’ prior written notice to shareholders. The sub-advisor is not required to sell a stock for which the market capitalization exceeds $1 billion although it may do so. The sub-advisor generally sells a security if the sub-advisor’s price target is met, the security becomes over-valued in the opinion of the sub-advisor, the company’s fundamentals change or if investment opportunities arise that, in the sub-advisor’s opinion, are better.

There are no limits on the types of equity securities that may be purchased so long as they are publicly traded. Securities may be issued by companies located in the United States or in any other country and may include securities issued by governments or their agencies and instrumentalities. The Fund may invest up to 20% of its net assets plus borrowings for investment purposes, if any, in foreign investments and may invest up to 5% of its net assets plus borrowings for investment purposes, if any, in securities of companies located in emerging markets. The sub-advisor has broad discretion to identify and invest in companies located in countries it considers to qualify as emerging markets. However, an emerging market company will generally be considered to be one located in any country that is defined as an emerging or developing economy by any of the following: the International Bank for Reconstruction and Development (e.g., the World Bank), including its various offshoots, such as the International Finance Corporation, or the United Nations or its authorities. The Fund will not invest more than 5% of its net assets plus borrowings for investment purposes, if any, in foreign securities denominated in a foreign currency and will limit its investments in any single non-U.S. country to 5% of its net assets plus borrowings for investment purposes, if any.

Securities purchased by the Fund may be listed or unlisted in the markets where they trade and may be issued by companies in various industries, with various levels of market capitalization.

In making its investments, the Fund’s sub-advisor seeks out companies with characteristics such as significant potential for future growth in earnings, ability to compete in its business, a clearly defined business focus, strong financial health and management ownership. The sub-advisor attempts to locate out of favor and undiscovered companies and industries that are selling at low relative valuations. The sub-advisor’s investment

60

FORWARD MINI-CAP FUND

process focuses on specific companies but also takes into account the overall economic environment and specific industry sector or developments.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FORWARD MINI-CAP FUND?

As with any mutual fund investment, an investment in the Fund may cause you to lose some or all of the money you invested. Because the securities in which the Fund invests may decrease in value, the net asset value of the Fund and the value of your investment may also decrease. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

•	Small Capitalization Stocks

Smaller companies may offer greater investment value, but they may present greater investment risks than investing in the securities of large companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength.

•	Portfolio Turnover

The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates.

•	Common Stocks

The Fund invests in the equity securities of companies, which exposes the Fund and its shareholders to the risks associated with investing in common stocks. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services.

•	Foreign Securities

Investments in foreign securities may present more risk than investing in U.S. securities because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, exit levies, a lack of adequate company information, less liquid and more volatile markets and a lack of government regulation. Investments in emerging markets involve even greater risks such as immature economic structures and different legal systems.

61

FORWARD MINI-CAP FUND

PERFORMANCE HISTORY

The following bar chart shows the annual total return of the Investor Class shares of the Fund for the years indicated, together with the best and worst quarters during those years.

The accompanying table gives an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, ten years, as applicable, and since inception compare with those of a broad measure of market performance. The returns assume reinvestment of dividends and distributions. Past performance of the Fund (before and after taxes) is not necessarily an indication of future performance.

Best Quarter - June 30, 2003	22.49%
Worst Quarter - December 31, 2008	-25.59%

62

FORWARD MINI-CAP FUND

Average Annual Total Returns For the period ended December 31, 2008	1 Year	5 Years	Since Inception
Forward Mini-Cap Fund – Investor Class(1)
Return Before Taxes	-35.30%	-1.74%	4.71%
Return After Taxes on Distributions(2)(3)	-35.48%	-2.75%	3.74%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	-22.95%	-1.69%	3.83%
Russell 2000 Index(4)	-33.79%	-0.93%	5.83%

Forward Mini-Cap Fund – Institutional Class(1)
Return Before Taxes	-35.04%	-1.30%	0.69%
Russell 2000 Index(4)	-33.79%	-0.93%	2.32%
(1)	The Fund began offering Investor Class shares on January 1, 2003 and began offering Institutional Class shares on August 15, 2003.
(2)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Investor Class shares. After-tax returns for other classes will vary.
(3)	After-tax returns reflect subsequent recharacterizations of distributions for Federal income tax purposes based on available information for the tax years 2003, 2004 and 2005. Recharacterizations include reclassification of distributions allowed by Federal tax law and reported to shareholders as capital gains, qualified dividend income, returns of capital and Section 1250 distributions, where applicable.
(4)	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market. Investors cannot invest directly in an index. The index figures do not reflect any deduction for fees, expenses or taxes.

63

FORWARD MINI-CAP FUND

FUND FEES AND EXPENSES

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward Mini-Cap Fund.

Shareholder Fees

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average daily net assets.

Annual Fund Operating Expenses: Expenses that are deducted from Fund assets	Investor Class	Institutional Class
Management Fee	1.05%	1.05%
Distribution (12b-1) Fees(1)	0.25%	N/A
Shareholder Services Fees(2)	0.15%	0.05%
Other Expenses	0.47%	0.47%
Total Annual Fund Operating Expenses	1.92%	1.57%
(1)	The Fund has adopted a Distribution Plan pursuant to which up to 0.25% of the Fund’s average daily net assets attributable to the Investor Class may be used to pay distribution expenses.
(2)	The Fund has adopted a Shareholder Services Plan pursuant to which up to 0.15% of the Fund’s average daily net assets attributable to the Investor Class shares and up to 0.05% of the Fund’s average daily net assets attributable to the Institutional Class shares may be used to pay shareholder servicing fees.

64

FORWARD MINI-CAP FUND

EXAMPLES

These Examples are intended to help you compare the costs of investing in the Forward Mini-Cap Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in either the Investor Class or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Investor Class	Institutional Class
1 Year	$195	$160
3 Years	$603	$496
5 Years	$1,036	$855
10 Years	$2,240	$1,865

65

FORWARD REAL ESTATE FUND

OBJECTIVE

The Forward Real Estate Fund (formerly the Forward Progressive Real Estate Fund) seeks income with capital appreciation as a secondary goal. There is no guarantee that the Fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGY - INVESTING IN EQUITY SECURITIES OF REAL ESTATE-FOCUSED COMPANIES

The Forward Real Estate Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in securities of real estate companies. This investment policy and the name of the Fund with respect to real estate-focused equity securities may not be changed without at least 60 days’ prior written notice to shareholders. Under normal conditions, the Fund expects to invest principally in common stock and units of beneficial interest of real estate investment trusts (REITs), preferred stock, rights to purchase common stock and securities which may convert into common stock of real estate companies. The Fund may invest in securities of real estate companies of any market capitalization. If market conditions warrant, the Fund may invest in debt securities issued or guaranteed by real estate companies, which may be of any maturity or credit quality.

For the purpose of the Fund, a real estate company is one that derives at least 50% of its revenue from real estate related activities or has at least 50% of its net assets plus borrowings for investment purposes, if any, in real estate. Other than REITs, most real estate companies do not pay dividends at a meaningful level. The Fund’s sub-advisor expects that the Fund’s investment in real estate companies will be directed toward REITs and other real estate operating companies that generally pay higher dividends relative to the stock market as a whole.

A REIT is a company that primarily owns and operates income-producing real estate, such as apartments, shopping centers, offices and warehouses. A REIT is legally required to pay virtually all of its taxable income to its shareholders each year, and REITs were created as a means for average investors to access investments in large commercial properties through pooling arrangements, much like mutual funds. Income from REITs is produced through commercial real estate ownership and finance. The Fund primarily invests in equity REITs which are REITs that own real estate and whose revenues come principally from rent.

The sub-advisor conducts fundamental analysis to select the universe of investments for the Fund. The sub-advisor generally tracks real estate supply and demand across the United States by separating the country into eight geographic regions and then further into major metropolitan markets within those regions. Within each region, the sub-advisor compiles a profile of supply and demand factors including: (1) vacancy rates by property type; (2) visible supply of new property based on building permit activity; (3) regional population, job and economic growth; and (4) local trends in rental and property capitalization rates. The sub-advisor uses this data to determine which property types in which regions appear to be most favorably poised to outperform similar properties in other regions. The sub-advisor then proceeds to select investments that attempt to take advantage of those factors.

66

FORWARD REAL ESTATE FUND

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FORWARD REAL ESTATE FUND?

As with any investment, an investment in the Forward Real Estate Fund may cause you to lose some or all of the money you invested. Because the securities in which the Fund invests may decrease in value, the net asset value of the Fund and the value of your investment may also decrease. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

•	Real Estate Securities and REIT Risks

Because the Forward Real Estate Fund concentrates its investments on opportunities in the real estate industry, the Fund has certain risks associated with investments in entities focused on real estate activities.

The organizational documents of a REIT may give the trust’s sponsors the ability to control the operation of the real estate investment trust even though another person or entity could own a majority of the interests of the trust. These trusts may also contain provisions which would delay or make a change in control of the real estate investment trust difficult. In addition, the performance of these types of investments can be affected by changes in the tax laws or failure to qualify for tax-free pass-through of income as well as events affecting the value of real estate.

The Fund is also subject to the risks associated with direct ownership of real estate. Real estate values can fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants and increases in interest rates. The value of equities that service the real estate business sector may also be affected by such risks.

•	Small Capitalization Stocks

Smaller companies may offer greater investment value than larger companies, but they present greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength.

•	Common Stocks

The Forward Real Estate Fund invests in the equity securities of companies, which exposes the Fund and its shareholders to the risks associated with investing in common stock. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services.

67

FORWARD REAL ESTATE FUND

•	Debt Securities

Debt securities in which the Fund may invest are subject to several types of investment risk. They may have market or interest rate risk, which means their value will be affected by fluctuations in the prevailing interest rates. Bonds are subject to the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of the Fund’s investments in bonds. Investments in these types of securities pose the risk that the sub-advisor’s forecast of the direction of interest rates might be incorrect. Usually, the longer the remaining maturity of a debt security is, the greater the effect interest rate changes have on its market value.

There may be credit risk, which is a risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity. The credit quality of a bond or fixed-income holding could deteriorate as a result of a bankruptcy or extended losses. There is no guarantee that the U.S. government will support certain Federal agency or government-sponsored entity securities and, accordingly, these securities involve a risk of non-payment of principal and interest.

Call or income risk exists with corporate bonds during periods of falling interest rates because of the possibility that securities with high interest rates will be prepaid or “called” by the issuer before they mature. The Fund would have to reinvest the proceeds at a possibly lower interest rate. The Fund may also be subject to event risk, which is the possibility that corporate debt securities held by the Fund may suffer a substantial decline in credit quality and market value if the issuer restructures.

•	Non-Diversification

The Fund is a non-diversified fund, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. The Fund must, however, comply with tax diversification regulations, which require it to be diversified at each quarter end with respect to at least half of its assets.

As a “non-diversified” mutual fund, the Fund has the ability to invest a larger percentage of its assets in the stock of a smaller number of companies than a “diversified” fund. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

PERFORMANCE HISTORY

The following bar chart shows the annual total return of the Investor Class shares of the Fund for the years indicated, together with the best and worst quarters during those years.

68

FORWARD REAL ESTATE FUND

The accompanying table gives an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years, as applicable, and since inception compare with those of a broad measure of market performance. The returns assume reinvestment of dividends and distributions. Past performance of the Fund (before and after taxes) is not necessarily an indication of future performance. Returns for the Institutional Class shares are not presented because the Institutional Class shares were not offered during the periods shown.

Best Quarter - December 31, 2004	15.22%
Worst Quarter - December 31, 2008	-38.32%

Average Annual Total Returns For the period ended December 31, 2008	1 Year	5 Years	Since Inception
Forward Real Estate Fund – Investor Class(1)
Return Before Taxes	-39.88%	-0.91%	5.41%
Return After Taxes on Distributions(2)(3)	-40.30%	-2.64%	3.71%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	-25.70%	-0.52%	4.40%
S&P 500 Index(4)	-36.99%	-2.20%	-2.31%
FTSE NAREIT Equity REITs Index(4)	-37.73%	0.91%	7.29%
(1)	The Fund began offering Investor Class shares on May 10, 1999 and began offering Institutional Class shares on May 1, 2008.
(2)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	After-tax returns reflect subsequent recharacterizations of distributions for Federal income tax purposes based on available information for the tax years 2003, 2004, months of January through May and December 2005 and tax year 2006. Recharacterizations include reclassification of distributions allowed by Federal tax law and reported to shareholders as capital gains, qualified dividend income, returns of capital and Section 1250 distributions, where applicable.
(4)	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value-weighted index and one of the most widely used benchmarks of U.S. stock performance. The FTSE NAREIT Equity REITs Index is representative of the tax-qualified REITs listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market. Investors cannot invest directly in an index. The index figures do not reflect any deduction for fees, expenses or taxes.

69

FORWARD REAL ESTATE FUND

FUND FEES AND EXPENSES

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward Real Estate Fund.

Shareholder Fees

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average daily net assets.

Annual Fund Operating Expenses: Expenses that are deducted from Fund assets	Investor Class	Institutional Class
Management Fee	0.85%	0.85%
Distribution (12b-1) Fees(1)	0.25%	N/A
Shareholder Services Fees(2)	0.15%	0.00%
Other Expenses(3)	0.43%	0.43%
Acquired Fund Fees and Expenses(4)	0.01%	0.01%
Total Annual Fund Operating Expenses	1.69%	1.29%
Fee Waivers(5)	-0.08%	-0.08%
Net Expenses	1.61%	1.21%
(1)	The Fund has adopted a Distribution Plan pursuant to which up to 0.25% of the Fund’s average daily net assets attributable to the Investor Class may be used to pay distribution expense.
(2)	The Fund has adopted a Shareholder Services Plan pursuant to which up to 0.15% of the Fund’s average daily net assets attributable to the Investor Class and 0.05% of the Fund’s average daily net assets attributable to the Institutional Class may be used to pay shareholder servicing fees.
(3)	Other Expenses are based on estimated amounts for the current fiscal year. In addition, Other Expenses have been restated to reflect the proposed reorganization of the Kensington Real Estate Securities Fund into the Fund. Pending approval of the reorganization by shareholders of the Kensington Real Estate Securities Fund, the reorganization is expected to occur on or about May 29, 2009.
(4)	The Fund indirectly bears a pro rata share of the fees and expenses of each exchange-traded fund or other investment company in which it invests. Since “Acquired Fund Fees and Expenses” are not directly borne by the Fund, they are not reflected in the Fund’s financial statements, and therefore information presented in the Annual Fund Operating Expenses table will differ from that presented in the Financial Highlights.
(5)	The Fund’s investment advisor has contractually agreed to waive a portion of its fees and reimburse other expenses until June 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class shares and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.60% and 1.20%, respectively. Pursuant to these agreements, the Fund will reimburse the investment advisor for any fee waivers and expense reimbursements made by the investment advisor, provided that any such reimbursements made by the Fund to the investment advisor will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

70

FORWARD REAL ESTATE FUND

EXAMPLES

These Examples are intended to help you compare the costs of investing in the Forward Real Estate Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in either the Investor Class or Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver is in place for the first two years. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Investor Class	Institutional Class
1 Year	$164	$123
3 Years	$517	$393
5 Years	$902	$692
10 Years	$1,982	$1,540

71

FORWARD SMALL CAP EQUITY FUND

OBJECTIVE

The Forward Small Cap Equity Fund seeks to achieve high total return. The Fund anticipates that its investment returns are likely to be in the form of capital appreciation rather than income, since small capitalization companies often do not pay regular dividends. There is no guarantee that the Fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGY - INVESTING IN EQUITY SECURITIES OF COMPANIES WITH SMALL MARKET CAPITALIZATIONS

The Forward Small Cap Equity Fund invests primarily in the equity securities (common and preferred stock and securities convertible into common or preferred stock) of companies that have small market capitalizations and offer future growth potential. The Fund will invest at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of small capitalization companies. This investment policy and the name of the Fund with respect to small cap equity securities may not be changed without at least 60 days’ prior written notice to shareholders. For purposes of the Fund, small capitalization companies generally are companies with market capitalizations of up to $2.5 billion at the time of initial purchase. However, small capitalization companies may include any company with a market capitalization equal to or less than any company in the Russell 2000 Index at time of purchase so long as the purchase of those securities would not cause the average weighted market capitalization of the Fund to exceed $2.5 billion. The sub-advisor is not required to sell a stock when its market capitalization exceeds $2.5 billion although it may do so. The sub-advisor generally sells a security if the sub-advisor’s price target is met, the security becomes over-valued in the opinion of the sub-advisor, the company’s fundamentals change or if investment opportunities arise that, in the sub-advisor’s opinion, are better.

The Fund may also invest up to 20% of its net assets plus borrowings for investment purposes, if any, in foreign investments and up to 5% of its net assets plus borrowings for investment purposes, if any, in securities in emerging markets. The sub-advisor has broad discretion to identify and invest in countries it considers to qualify as emerging markets. However, an emerging market will generally be considered as one located in any country that is defined as an emerging or developing economy by any of the following: the International Bank for Reconstruction and Development (e.g., the World Bank), including its various offshoots, such as the International Finance Corporation, or the United Nations or its authorities. The Fund will not invest more than 5% of its its net assets plus borrowings for investment purposes, if any, in foreign investments denominated in a foreign currency and will limit its investments in any single non-U.S. country to 5% of its its net assets plus borrowings for investment purposes, if any. Securities purchased by the Fund may be listed or unlisted in the markets where they trade and may be issued by companies in various industries, with various levels of market capitalization.

In making its investments, the Fund’s sub-advisor seeks out companies with characteristics such as significant potential for future growth in earnings, ability to compete in its business, a clearly defined business focus, strong financial health and management ownership. The Fund’s sub-advisor attempts to locate out of favor and undiscovered companies and industries that are selling at low relative valuations. The sub-advisor’s

72

FORWARD SMALL CAP EQUITY FUND

investment process focuses on specific companies but also takes into account the overall economic environment and specific industry or sector developments.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FORWARD SMALL CAP EQUITY FUND?

As with any mutual fund investment, an investment in the Forward Small Cap Equity Fund may cause you to lose some or all of the money you invested. Because the securities in which the Fund invests may decrease in value, the net asset value of the Fund and the value of your investment may also decrease. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

•	Small Capitalization Stocks

Smaller companies may offer greater investment value, but they may present greater investment risks than investing in the securities of large companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength.

•	Portfolio Turnover

The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates.

•	Common Stocks

The Fund invests in the equity securities of companies, which exposes the Fund and its shareholders to the risks associated with investing in common stock. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services.

•	Foreign Securities

Investments in foreign securities may present more risk than investing in U.S. securities because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, exit levies, a lack of adequate company information, less liquid and more volatile markets and a lack of government regulation. Investments in emerging markets involve even greater risks such as immature economic structures and different legal systems.

73

FORWARD SMALL CAP EQUITY FUND

•	Currency Transactions

If a security is denominated in a foreign currency, the value of the security fluctuates if there is a change in currency exchange rates or exchange control regulations. Adverse currency fluctuations will reduce the value of the Fund’s shares. Costs are incurred by the Fund in connection with conversions between currencies. Currency risks are greater in lesser-developed markets and can be unpredictably affected by external events. The sub-advisor is authorized to hedge against currency risks but is not required to do so and may choose not to do so because of the cost or for other reasons. In accordance with its investment philosophy, the Fund’s sub-advisor generally chooses not to hedge the Fund’s currency exposure.

PERFORMANCE HISTORY

The following bar chart shows the annual total return of the Investor Class shares of the Fund for the years indicated, together with the best and worst quarters during those years.

The accompanying table gives an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, ten years, as applicable, and since inception compare with those of a broad measure of market performance. The returns assume reinvestment of dividends and distributions. Past performance of the Fund (before and after taxes) is not necessarily an indication of future performance.

Best Quarter - December 31, 2001	22.07%
Worst Quarter - December 31, 2008	-26.53%

74

FORWARD SMALL CAP EQUITY FUND

Average Annual Total Returns For the period ended December 31, 2008	1 Year	5 Years	10 Years	Since Inception
Forward Small Cap Equity Fund – Investor Class(1)
Return Before Taxes	-39.02%	-0.74%	3.50%	4.74%
Return After Taxes on Distributions(2)(3)	-39.09%	-1.72%	2.93%	4.18%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	-25.36%	-0.56%	3.07%	4.17%
Russell 2000 Index(4)	-33.79%	-0.93%	3.02%	4.47%

Forward Small Cap Equity Fund – Institutional Class(1)
Return Before Taxes	-38.78%	-0.38%	N/A	2.18%
Russell 2000 Index(4)	-33.79%	-0.93%	N/A	2.38%
(1)	The Fund began offering Investor Class shares on October 1, 1998 and began offering Institutional Class shares on June 6, 2002.
(2)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are presented for Investor Class shares. After-tax returns for other classes will vary.
(3)	After-tax returns reflect subsequent recharacterizations of distributions for Federal income tax purposes based on available information for the tax year 2005. Recharacterizations include reclassification of distributions allowed by Federal tax law and reported to shareholders for capital gains, qualified dividend income, returns of capital and Section 1250 distributions, where applicable.
(4)	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market. Investors cannot invest directly in an index. The index figures do not reflect any deduction for fees, expenses or taxes.

75

FORWARD SMALL CAP EQUITY FUND

FUND FEES AND EXPENSES

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward Small Cap Equity Fund.

Shareholder Fees

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average daily net assets.

Annual Fund Operating Expenses: Expenses that are deducted from Fund assets	Investor Class	Institutional Class
Management Fee	1.05%	1.05%
Distribution (12b-1) Fees(1)	0.25%	N/A
Shareholder Services Fees(2)	0.10%	0.00%
Other Expenses	0.25%	0.25%
Total Annual Fund Operating Expenses	1.65%	1.30%
(1)	The Fund has adopted a Distribution Plan pursuant to which up to 0.25% of the Fund’s average daily net assets attributable to the Investor Class may be used to pay distribution expenses.
(2)	The Fund has adopted a Shareholder Services Plan pursuant to which up to 0.15% of the average daily net assets attributable to the Investor Class shares and up to 0.05% of the average daily net assets attributable to the Institutional Class shares may be used to pay shareholder servicing fees.

76

FORWARD SMALL CAP EQUITY FUND

EXAMPLES

These Examples are intended to help you compare the costs of investing in the Forward Small Cap Equity Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in either the Investor Class or Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Investor Class	Institutional Class
1 Year	$168	$132
3 Years	$520	$412
5 Years	$896	$713
10 Years	$1,952	$1,566

77

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

In addition to the principal strategies and risks identified above, the following non-principal strategies and risks apply to all of the Forward Funds, unless otherwise noted.

•	Defensive Positions; Cash Reserves

Under adverse market conditions or to meet anticipated redemption requests, each Fund may not follow its principal investment strategy. Under such conditions, each Fund may invest without limit in money market securities, U.S. government obligations and short-term debt securities. This could have a negative effect on a Fund’s ability to achieve its investment objective. Regarding certain federal agency securities or government-sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks and other government-sponsored entities), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by Congressional appropriations, and its securities are neither guaranteed nor issued by the United States Treasury.

•	Derivatives

Some of the instruments in which the Funds may invest may be referred to as “derivatives,” because their value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements and similar instruments. There is limited consensus as to what constitutes a “derivative.” For the Funds’ purposes, derivatives also include specially structured types of mortgage and asset-backed securities and dollar-denominated securities whose value is linked to foreign currencies. The market value of derivative instruments and securities sometimes is more volatile than that of other instruments, and each type of derivative instrument may have its own special risks. Forward Management and the sub-advisors take these risks into account in their management of the Funds.

Investing for hedging purposes or to increase a Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. In addition, when used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the sub-advisor. Certain derivatives may create a risk of loss greater than the amount invested.

The Funds will “cover” their derivative obligations as required under the Investment Company Act of 1940, as amended (the “1940 Act”).

•	Depositary Receipts

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include but are not limited to American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts and Brazilian Depositary Receipts.

78

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

•	Securities Issued by Other Investment Companies

Each Fund (other than the Forward Growth Fund and the Forward Banking and Finance Fund) may invest in securities of other investment companies, including exchange-traded funds (“ETFs”). Each of the Forward Growth Fund and the Forward Banking and Finance Fund may also invest in securities of other investment companies, but only no-load, open-end money market mutual funds. By investing in another investment company, a Fund will indirectly bear any asset-based fees and expenses charged by the underlying investment company in which the Fund invests.

Restrictions on Investments - Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed by the 1940 Act. Absent an available exemption, a Fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more than 5% of its total assets in securities of any one investment company, and (iii) invest more than 10% of its total assets in securities of all investment companies.

ETFs - Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. Many ETFs have obtained exemptive relief from the Securities and Exchange Commission (“SEC”) to permit unaffiliated funds to invest in the ETF’s shares beyond the statutory limitations discussed above, subject to certain conditions. Each Fund (other than the Forward Growth Fund and the Forward Banking and Finance Fund) may rely on these exemptive orders to invest in unaffiliated ETFs.

In addition, as with traditional mutual funds, ETFs charge asset-based fees. Each Fund will indirectly pay a proportional share of the asset-based fees and expenses of the ETFs in which the Fund invests.

•	Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Generally, a security is considered illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the price at which a Fund has valued the investment.

•	Debt Securities

Each Fund may invest in short- and/or long-term debt securities. Debt securities in which the Funds may invest are subject to several types of investment risk. They may have market or interest rate risk, which means their value will be affected by fluctuations in the prevailing interest rates. Bonds are subject to the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a Fund’s investments in bonds. Investments in these types of securities pose the risk that a Fund’s sub-advisor’s forecast of the direction of interest rates might be incorrect. Usually, the longer the remaining maturity of a debt security is, the greater the effect interest rate changes have on its market value.

79

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

There may be credit risk, which is a risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity. The credit quality of a bond or fixed-income holding could deteriorate as a result of a bankruptcy or extended losses. There is no guarantee that the U.S. government will support certain Federal agency or government-sponsored entity securities and, accordingly, these securities involve a risk of non-payment of principal and interest.

Call or income risk exists with corporate bonds during periods of falling interest rates because of the possibility that securities with high interest rates will be prepaid or “called” by the issuer before they mature. A Fund would have to reinvest the proceeds at a possibly lower interest rate. A Fund may also be subject to event risk, which is the possibility that corporate debt securities held by the Fund may suffer a substantial decline in credit quality and market value if the issuer restructures.

Debt securities generally increase in value during periods of falling interest rates and decline in value if interest rates increase. Usually, the longer the remaining maturity of a debt security is, the greater the effect interest rate changes have on its market value.

•	Investment Grade Debt Securities and High Yield (“Junk”) Bonds

The Funds may invest in investment grade debt securities. Investment grade debt securities are securities rated at least Baa by Moody’s Investor Services, Inc. or BBB by Standard & Poor’s Ratings Service (nationally recognized statistical ratings organizations), or, if unrated, are determined to be of the same quality by the sub-advisor. Generally, debt securities in these categories should have adequate capacity to pay interest and repay principal but their capacity is more likely than higher grade debt securities to be weakened if there is a change in economic conditions or other circumstances.

The Funds may invest in high yield (“junk”) bonds. High yield bonds are considered speculative with regard to the issuer’s capacity to pay interest and repay principal, and may be in default. Each Fund does not anticipate investing more than 5% of its assets in high yield bonds.

•	Warrants and Subscription Rights

Warrants and subscription rights entitle the holder to acquire the stock of a company at a set price.

•	When-Issued and Delayed-Delivery Transactions

The Funds may purchase securities on a when-issued and delayed-delivery basis. When a Fund agrees to purchase securities, the Funds’ custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account to cover its obligation. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause the Fund to miss an advantageous price or yield. A Fund may, however, sell a when-issued security prior to the settlement date.

80

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

•	Lending of Portfolio Securities

In order to generate additional income, each of the Funds from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses.

•	Certain Other Strategies

Each of the Funds may directly purchase particular types of debt and equity securities, such as corporate debt securities, convertible securities, depositary receipts, loan participations and assignments, mortgage and other asset-backed securities, certificates of deposit and time deposits and commercial paper. Each of the Funds may enter into repurchase and reverse repurchase agreements and dollar roll agreements.

Please review the SAI if you wish to know more about these types of securities and their associated risks.

81

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Forward Management, LLC (“Forward Management”) serves as investment advisor to each of the Forward Funds. Forward Management is a registered investment advisor that supervises the activities of each sub-advisor and has the authority to engage the services of different sub-advisors with the approval of the Trustees of each of the respective Funds and each Fund’s shareholders. Forward Management is located at 433 California Street, 11th Floor, San Francisco, California 94104. As of December 31, 2008, Forward Management had approximately $3.7 billion of assets under management.

Forward Management has the authority to manage the Forward Funds in accordance with the investment objectives, policies and restrictions of the Funds, subject to general supervision of the Trust’s Board of Trustees. Forward Management directly manages the assets of the Forward International Equity Fund, without the use of a sub-advisor, and has delegated this authority to the sub-advisors for the balance of the Funds. Forward Management also provides the Funds with ongoing management supervision and policy direction. Forward Management has managed the Funds since September 1998 and the Funds are its principal investment advisory clients.

Forward Management uses rigorous criteria to select sub-advisors to manage the Funds’ assets. In choosing the sub-advisors, and the allocation of assets among sub-advisors for the Forward Legato Fund, Forward Management considers a number of factors, including market trends, the sub-advisor’s investment style, its own outlook for a given market capitalization or investment style category, the sub-advisor’s performance in various market conditions, as well as the characteristics of the sub-advisor’s typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics.

In addition to selecting the sub-advisors and, where applicable, allocating the Funds’ assets, Forward Management is responsible for monitoring and coordinating the overall management of the Funds. Forward Management reviews each Fund’s portfolio holdings and evaluates the on-going performance of the sub-advisors.

The Forward International Equity Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

Jim O’Donnell, CFA. Mr. O’Donnell is the Chief Administrative Officer of Forward Management and has held this position since July 2006. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an M.B.A. Mr. O’Donnell has managed the Fund since December 1, 2008.

David L. Ruff, CFA. Mr. Ruff is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International

82

MANAGEMENT OF THE FUNDS

Dividend strategies and has held this position since August 2008. From 2001 to July 2008, Mr. Ruff was Chief Investment Officer and a Member of the Investment Policy Committee for Berkeley Capital Management. From 1987-2001, Mr. Ruff was Executive Vice President and Chief Investment Officer for London Pacific Advisors. Mr. Ruff is a Chartered Financial Analyst. Mr. Ruff has managed the Fund since December 1, 2008.

Randall T. Coleman, CFA. Mr. Coleman is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. From 2001- July 2008, Mr. Coleman was a Portfolio Manager and Member of the Investment Policy Committee for Berkeley Capital Management. From 1994-2001, Mr. Coleman was Vice President at London Pacific Advisors. From 1987-1988, he served as a Compliance Officer for Intrust Investor Services and from 1986-1987, he was a Registered Representative with First Investors Corp. Mr. Coleman is a Chartered Financial Analyst and holds an MBA. Mr. Coleman has managed the Fund since December 1, 2008.

Bruce R. Brewington. Mr. Brewington is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. From 2001 to July 2008, Mr. Brewington was an Analyst and Member of the Investment Policy Committee for Berkeley Capital Management. From 1995-2003, he was an Analyst with Putnam Lovell Securities, and from 1992-2004, he was an Analyst for Prudential Securities. Mr. Brewington holds an MBA. Mr. Brewington has managed the Fund since December 1, 2008.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and his ownership of securities in the Fund.

83

MANAGEMENT OF THE FUNDS

Each Fund pays an advisory fee to Forward Management for its services as investment advisor. The fees are computed daily and paid monthly at the following annual rates based on the average daily net assets of each Fund:

Fund	Advisory Fee Paid to Advisor by Fund*
Forward Banking and Finance Fund	1.00% up to and including $100 million 0.90% over $100 million
Forward Emerging Markets Fund	1.25% up to and including $500 million 1.20% over $500 million up to and including $1 billion 1.15% over $1 billion
Forward Growth Fund	0.75% up to and including $250 million 0.65% over $250 million up to and including $500 million 0.55% over $500 million up to and including $750 million 0.45% over $750 million
Forward International Equity Fund	0.85% up to and including $250 million 0.75% over $250 million up to and including $1 billion 0.65% over $1 billion
Forward International Fixed Income Fund	0.70% up to and including $500 million 0.64% over $500 million up to and including $1 billion 0.58% over $1 billion up to and including $5 billion 0.52% over $5 billion
Forward International Small Companies Fund	1.00% up to and including $1 billion 0.95% over $1 billion
Forward Large Cap Equity Fund	0.80% up to and including $500 million 0.725% over $500 million up to and including $1 billion 0.675% over $1 billion
Forward Legato Fund	1.00% up to and including $500 million 0.85% over $500 million
Forward Long/Short Credit Analysis Fund	1.50%
Forward Mini-Cap Fund	1.05%
Forward Real Estate Fund	0.85% up to and including $100 million 0.80% over $100 million up to and including $500 million 0.70% over $500 million
Forward Small Cap Equity Fund	1.05% up to and including $500 million 1.00% over $500 million

*	Actual advisory fees paid for the fiscal year ended December 31, 2008 may have been less than this figure due to the effect of expense waivers. See “Investment Advisory and Other Services” in the SAI.

84

MANAGEMENT OF THE FUNDS

During the most recent fiscal year ended December 31, 2008, Forward Management was paid management fees (net of waivers), as shown below, as a percentage of average daily net assets for the following Funds:

Fund	Advisory Fee
Forward Banking and Finance Fund	1.00%
Forward Emerging Markets Fund	0.87%
Forward Growth Fund	0.75%
Forward International Equity Fund	0.46%
Forward International Fixed Income Fund	0.45%
Forward International Small Companies Fund	0.98%
Forward Large Cap Equity Fund	0.51%
Forward Legato Fund	0.62%
Forward Long/Short Credit Analysis Fund	0.93%
Forward Mini-Cap Fund	0.78%
Forward Real Estate Fund	0.85%
Forward Small Cap Equity Fund	1.05%

The Funds pay these advisory fees to Forward Management, which in turn pays each sub-advisor a sub-advisory fee. Daily investment decisions are made by the respective sub-advisor(s) for each Fund, whose investment experience is described below under the heading “Sub-Advisors.”

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and investment sub-advisory contracts of the Funds is available in the Forward Funds’ annual report for the most recent fiscal year ended December 31, 2008.

SUB-ADVISORS

The sub-advisor(s) for each Fund manage the assets of the Fund and make decisions with respect to, and place orders for, all purchases and sales of the Fund’s securities, subject to the general supervision of the Board of Trustees of the Forward Funds and Forward Management and in accordance with the investment objectives, policies and restrictions of the Fund.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and their ownership of securities in the Fund.

•	Forward Emerging Markets Fund and Forward International Small Companies Fund

Forward Management has engaged the services of Pictet Asset Management Limited (“PAM Ltd”), which is part of Pictet Asset Management (“PAM”), to act as sub-advisor for the Forward Emerging Markets Fund, International Equity Fund and Forward International Small Companies Fund. PAM was established in 1980. It is the institutional business division of Pictet & Cie and includes all of the operating subsidiaries and divisions of Pictet & Cie that carry on institutional asset management. Pictet & Cie is a Swiss private bank that was founded in 1805. PAM manages a range of products including a variety of equity portfolios for U.S. and international institutional clients. PAM

85

MANAGEMENT OF THE FUNDS

Ltd’s address is Moor House, 120 London Wall, London, EC2Y 5ET, United Kingdom. PAM Ltd is both registered as a U.S. investment advisor and authorized and regulated by the Financial Services Authority in the United Kingdom.

As of December 31, 2008, PAM had approximately $109 billion of assets under management, and Pictet & Cie had approximately $195 billion of assets under management and administration for institutional and private clients.

The Forward Emerging Markets Fund is jointly team managed and all investment decisions are made by the team. The members of the team are:

Nidhi Mahurkar, Co-Head, Global Emerging Markets Equities. Ms. Mahurkar joined PAM in May 2001. Ms. Mahurkar has served as the Co-Business Unit Head of the Emerging Markets Team since January 2006. From May 2001 through January 2006 she was a Senior Investment Manager in the Emerging Markets Team. Before joining PAM, Ms. Mahurkar managed Asian equities at Lazard Asset Management and was the industry leader for technology within Lazard’s global emerging markets product (1996-2001). Prior to joining Lazard, Ms. Mahurkar worked with American Express in London. She holds a BA in economics and an MBA from the Indian Institute of Management in Bangalore. Ms. Mahurkar has managed the Forward Emerging Markets Fund since May 2001.

Tom Rodwell, Co-Head, Global Emerging Markets Equities. Mr. Rodwell joined PAM in August 1997. Mr. Rodwell has served as the Co-Business Unit Head of the Emerging Markets Team since January 2006. From April 2004 through December 2005, he served as Senior Investment Manager, Emerging Markets Team. From January 2000 through March 2004, he served as Investment Manager in the Emerging Markets Team. In those roles, he has also served as a product specialist for Global Emerging Markets, has worked on portfolio strategy and asset allocation, and has been a product specialist with respect to Latin America. He holds a first class BA in history from University College London and spent four years doing postgraduate research at the same university. Mr. Rodwell holds the Investment Management Certificate. Mr. Rodwell has managed the Forward Emerging Markets Fund since August 1997.

Stephen Burrows, Senior Investment Manager and Product Specialist, Global Emerging Markets Equities. Mr. Burrows joined PAM in February 1997. He has held his current position since October 2004. From January 2002 through October 2004, Mr. Burrows served as Senior Investment Manager in the Regional Equities Team and from 1997-2001, he was a Senior Investment Manager with the European Equities Team. Mr. Burrows began his investment career in 1987 with a three year training program at Rothschild Asset Management before moving on to become an Investment Manager for European Equities and a member of the Global Asset Allocation Committee. In 1995, he moved to Norwich Union Investment Management as an Investment Manager in the European Equity team. Mr. Burrows is an Associate member of the Society of Investment Professionals. Mr. Burrows has managed the Forward Emerging Markets Fund since October 2004.

86

MANAGEMENT OF THE FUNDS

Jonathan Bell, Senior Investment Manager, Global Emerging Market Equities. Mr. Bell joined PAM in December 2002, Mr. Bell specializes in the Chinese market and in global emerging market telecom and new media. Mr. Bell also manages PAM’s emerging market large cap product. He has held his current position since October 2007. From April 2005 to September 2007, he was an Investment Manager on the Emerging Markets Team and from December 2002 through March 2005, he served as Assistant Fund Manager on the Emerging Markets Team. Before joining PAM, he worked as an TMT industry analyst for Pyramid Research, a global consultancy with an emerging markets focus (June 2000 to November 2002). He played a leading role in a variety of financial analysis and due diligence projects and presented at telecommunications conferences throughout the world. Mr. Bell holds an MBA from the Goizueta Business School at Emory University and an MA in International Relations from the Fletcher School of Law & Diplomacy (Harvard/Tufts). He is a team member of the Council on Foreign Relations. Mr. Bell has managed the Forward Global Emerging Markets Fund since May 2007.

The Forward International Small Companies Fund is team managed and all investment management decisions are made jointly by the team. The team members are:

Aylin Suntay, Head and Senior Investment Manager, Small Cap Equities Team. Ms. Suntay joined PAM in October 2001. She has served in her current position as PAM’s Business Unit Head and Senior Investment Manager in the Small Capitalization Equities Team since September 2006. From February 2006 through September 2006, she served as Senior Investment Manager in PAM’s sector teams and EAFE Team. From September 2002 through September 2006, she was a Senior Investment Manager in PAM’s sector teams. From January 2002 through August 2002, Ms. Suntay was Technology Investment Manager for Specialist Equities. Before joining PAM, she worked for Colonial First State in London, first as Head of European Equities and afterwards as Head of Global Media and Consumer Sectors and also worked for Nicholas Applegate Capital Management as a Portfolio Manager in Emerging Markets in California, USA and London, UK. Before Applegate, Ms. Suntay spent four years with Global Securities in Istanbul, Turkey as an equity analyst. Ms. Suntay holds a BSc in Economics from Istanbul University and a Masters in Finance from the London Business School. Ms. Suntay has managed the Forward International Small Companies Fund since September 2006.

Justin Hill, Senior Investment Manager. Mr. Hill joined PAM in October 2001 as a Senior Investment Manager in the Specialist Equities Team, concentrating on the UK and Asia Small Cap markets. Before joining PAM, Mr. Hill spent five years with the UK smaller companies team at Friends Ivory & Sime Asset Management in London and four years at Arthur Andersen. He is a graduate of St. Hugh’s College, Oxford and is a member of the Institute of Chartered Accountants. Mr. Hill has managed the Forward International Small Companies Fund since October 2001.

Michael McLaughlin, Senior Investment Manager. Mr. McLaughlin joined PAM in November 1995 as an Investment Manager in the Specialist Equities Team, responsible for Japan and the Asia-Pacific region. He became a Senior Investment Manager in 1996. His responsibilities cover equity strategy, stock selection and research, as well as asset allocation. Before joining PAM he worked for Provident Mutual, where he was the Japanese Investment Manager and a member of the asset allocation committee. Having

87

MANAGEMENT OF THE FUNDS

graduated from the London School of Economics with a BSc in Industry and Trade, Mr. McLaughlin started his financial career in 1987 with the Central Finance Board of the Methodist Church where he was responsible for Japan and Asia. Mr. McLaughlin has managed the Forward International Small Companies Fund since February 1996.

Oliver Knobloch, Senior Investment Manager. Mr. Knobloch joined Pictet & Cie in May 1993 and PAM in 2002. Mr. Knobloch has served in his current position as Senior Investment Manager, Specialist Equities in the Small Capitalization Equities Team since September 2006. From September 2002 through September 2006, he served as Senior Investment Manager in PAM’s Sector Teams. From January 2002 through September 2002, he served as an Analyst and Fund Manager—Technology Specialist, Private Banking. In addition, Mr. Knobloch managed the PF-Telecom Fund before he took his current position in September 2006. Before joining PAM, Mr. Knobloch was a sell-side analyst following the European Engineering sector at Credit Suisse in Zurich. Before that, he spent three years at SBC in Basel as a sell-side analyst for the Swiss machinery and watch sector. Mr. Knobloch holds a Masters degree in Economics and a CFPI. Mr. Knobloch has managed the Forward International Small Companies Fund since September 2006.

Bill Barker, Senior Investment Manager, Small Cap Team. Mr. Barker joined PAM in November 2007 and is responsible for the UK. Before joining PAM, he worked as a UK Small Caps Manager for Threadneedle Investments (2000-2007) and previously held the same position at HSBC Asset Management (1996-1999) and Lloyds Investment Management (1992-1996). Mr. Barker graduated from Hull University with a BSc in Economics & Econometrics. Mr. Barker has managed the Forward International Small Companies Fund since November 2007.

•	Forward Large Cap Equity Fund

Forward Management has engaged the services of Piedmont Investment Advisors, LLC (“Piedmont”) to act as sub-advisor for the Forward Large Cap Equity Fund. Piedmont is located at 411 West Chapel Hill Street, Suite 1100, Durham, NC 27701. As of December 31, 2008, Piedmont had assets under management of approximately $1.83 billion.

Isaac H. Green, CFA, President and Chief Investment Officer of Piedmont, is the Portfolio Manager for the Fund. Mr. Green has managed the Fund since July 11, 2007 and has primary and final responsibility with respect to investment decisions made for the Fund. Mr. Green founded Piedmont in August 2000 and has been the portfolio manager for Piedmont’s Strategic Core product since that time. From 1993 to 2000, Mr. Green was a managing partner at Loomis Sayles & Company, LLC and served on its board of directors. From 1988 to 1993, Mr. Green was Director of Research and Director of Investment Management at NCM Capital Management Group. Mr. Green received an A.B. from Duke University and an M.B.A. from Columbia University.

•	Forward Banking and Finance Fund and Forward Growth Fund

Forward Mangement has engaged the services of Emerald Mutual Fund Advisers Trust (“Emerald”) to act as sub-advisor to the Forward Growth Fund and Forward Banking and Finance Fund. Emerald was organized as a Delaware statutory trust on March 17, 2005. Emerald is located at 1703 Oregon Pike, Suite 101, Lancaster, Pennsylvania

88

MANAGEMENT OF THE FUNDS

17601. Emerald is a wholly owned subsidiary of Emerald Advisers, Inc., the former investment advisor to these Funds, and is located at the same address as that of Emerald. As of December 31, 2008, Emerald Advisers, Inc. had approximately $1.1 billion in assets under management. Emerald offers investment management advice and confines its activities to the maintenance, administration and management of intangible investments and activities of regulated investment companies.

The portfolio managers of the Forward Growth Fund are:

Kenneth G. Mertz II, CFA, is responsible for the day-to-day management of the Fund’s portfolio and makes the final investment decisions for the Fund. Mr. Mertz is President of Emerald Mutual Fund Advisers Trust. Mr. Mertz has managed the Forward Growth Fund since it began operating on October 1, 1992. Before joining Emerald, Mr. Mertz was the Chief Investment Officer to the Pennsylvania State Employees’ Retirement System.

Stacey L. Sears is responsible for the day-to-day management of the Fund’s portfolio. Ms. Sears is Senior Vice President of Emerald Advisers, Inc. and Vice President of Emerald Mutual Fund Advisers Trust. Ms. Sears has managed the Forward Growth Fund since January 2002. Ms. Sears was employed by the sub-advisor’s parent company from 1992 to 2001, and from 1995 to 2000, served as a Research Analyst. She became an assistant portfolio manager to Mr. Mertz in 2001. In 2002, Ms. Sears became a Portfolio Manager and was named the portfolio manager of the Forward Growth Fund.

Joseph W. Garner is responsible for the day-to-day management of the Fund’s portfolio. Mr. Garner is the Director of Research for Emerald Research, the research arm of Emerald Asset Management, Inc., a position he has held since January 1995. Mr. Garner has been employed by Emerald Advisers, Inc. since April 1994 as an analyst, focusing on small to mid-size firms. He holds an M.B.A. Mr. Garner has managed the Forward Growth Fund since May 2006.

The Forward Banking and Finance Fund is managed by Kenneth G. Mertz II, CFA, whose biographical information appears above. He has managed the Forward Banking and Finance Fund since its inception.

•	Forward Small Cap Equity Fund and Forward Mini-Cap Fund

Forward Management has engaged the services of Hoover Investment Management Co., LLC (“Hoover”) as sub-advisor for the Forward Small Cap Equity Fund and the Forward Mini-Cap Fund. Hoover is located at 600 California Street, Suite 550, San Francisco, California 94108. As of December 31, 2008, Hoover had approximately $1 billion of assets under management. Hoover was founded in 1997 by Irene G. Hoover, CFA, the Funds’ Chief Investment Officer. Ms. Hoover, portfolio manager for both Funds, is the managing member of Hoover and has over 30 years of investment management experience. Ms. Hoover has managed the Forward Small Cap Equity Fund since October 1998 and the Forward Mini-Cap Fund since January 2003. From 1991-1997, Ms. Hoover was Director of Research and a member of the three-person investment committee at Jurika & Voyles, Inc., an investment management firm in Oakland, California. She is a Chartered Financial Analyst and holds a B.A. from Stanford University and an M.A. from Northwestern University.

89

MANAGEMENT OF THE FUNDS

•	Forward Legato Fund

Investments in the Fund are allocated among three sub-advisors. Each sub-advisor employs its own investment approach and independently manages its portion of the Fund. The sub-advisors manage roughly equal portions of the Forward Legato Fund’s assets. A team of professional portfolio managers employed by each sub-advisor makes investment decisions for the Fund.

Netols Asset Management Inc. (“NAM”) serves as one of the sub-advisors for the Forward Legato Fund. NAM is a Wisconsin S Corporation. NAM is located at 1045 West Glen Oaks Lane, Suite 202, Mequon, WI 53092. As of December 31, 2008, NAM had assets under management of $658 million. Jeffery W. Netols, President and Portfolio Manager, is responsible for the day-to-day management of the portion of the Fund’s portfolio that is managed by NAM. Mr. Netols has been the only portfolio manager at Netols since its inception in September 2000. Prior to founding NAM, Mr. Netols was a Portfolio Manager for Putnam Investments. Mr. Netols has managed the portion of the Forward Legato Fund that NAM manages since its inception on April 1, 2005.

Conestoga Capital Advisors, LLC (“CCA”) serves as one of the sub-advisors for the Forward Legato Fund. CCA is a Delaware Limited Liability Company. CCA is located at 259 Radnor-Chester Road, Suite 120, Radnor, PA 19087. CCA was founded in March 2001. As of December 31, 2008, CCA had assets under management of $224.8 million. William C. Martindale, Jr., Managing Partner & Chief Investment Officer, and Robert M. Mitchell, Managing Partner & Portfolio Manager, are responsible for the day-to-day management of the portion of the Fund’s portfolio that is managed by CCA. Messrs. Martindale and Mitchell share joint responsibility for management of the Fund. Each manager is responsible for analysis of certain securities, and buy and sell decisions are made on a unanimous basis. Mr. Martindale has been Managing Partner and Portfolio Manager of Conestoga since its inception in March 2001. Mr. Martindale formerly served as CIO of Martindale Andres & Company from 1989 to March 2001. Mr. Mitchell has served as Managing Partner and Portfolio Manager of Conestoga since its inception in March 2001. Mr. Mitchell formerly served as Director of Equity Research and as a Portfolio Manager for Martindale Andres & Company from 1995 to March 2001. Messrs. Martindale and Mitchell have managed the portion of the Forward Legato Fund that CCA manages since its inception on April 1, 2005.

Riverbridge Partners, LLC (“Riverbridge”) serves as one of the sub-advisors for the Forward Legato Fund. Riverbridge is a Minnesota Limited Liability Company. Riverbridge is located at 801 Nicollet Mall, Suite 600, Minneapolis, MN 55402. Riverbridge was founded in July 1987. As of December 31, 2008, Riverbridge had assets under management of $989.1 billion. Mark A. Thompson, Chief Investment Officer, Rick D. Moulton, CFA, Principal and Research Analyst, Dana L. Feick, CFA, Principal and Research Analyst, Philip W. Dobrzynski, CFA, Principal and Research Analyst, and David A. Webb, CFA, Research Analyst are responsible for the day-to-day management of the portion of the Fund’s portfolio that is managed by Riverbridge. Mark A. Thompson co-founded Riverbridge Partners in 1987. As Chief Investment Officer, Mr. Thompson is responsible for coordinating the efforts of the investment team and overall portfolio compliance to Riverbridge Partners investment disciplines. Rick D. Moulton, CFA joined Riverbridge Partners in May 1991 and is responsible for securities analysis and company research across all industry sectors. Mr. Moulton is also a client

90

MANAGEMENT OF THE FUNDS

relationship manager for Riverbridge’s institutional clients and intermediaries. Additionally, he coordinates the operations, trading and administration efforts at Riverbridge. Dana L. Feick, CFA joined Riverbridge Partners in January 1992 and is responsible for securities analysis across all industry sectors. Mr. Feick has over 18 years of experience in the financial services industry. Philip W. Dobrzynski, CFA joined Riverbridge Partners in May 1998 and is responsible for securities analysis across all industry sectors. David A. Webb, CFA, is responsible for securities analysis across all industry sectors. Mr. Webb joined Riverbridge in May 2004 as an Investment Intern while a full-time MBA student at the Carlson School of Management at University of Minnesota. From January 2000 to August 2003, Mr. Webb was an equity research analyst for Robert W. Baird & Company. Messrs. Moulton, Thompson, Feick and Dobrzynski have managed the portion of the Forward Legato Fund that Riverbridge manages since its inception on April 1, 2005. Mr. Webb began managing Riverbridge’s portion of the Forward Legato Fund in May 2006. Each member of the Riverbridge investment team is responsible for both research and portfolio management functions.

•	Forward Long/Short Credit Analysis Fund

Forward Management has engaged the services of Cedar Ridge Partners, LLC (“Cedar Ridge”) as sub-advisor for the Forward Long/Short Credit Analysis Fund. Cedar Ridge is located at 45 East Putnam Avenue, Suite 124, Greenwich , CT 06830. As of December 31, 2008, Cedar Ridge had assets under management of $73.6 million.

Alan E. Hart is the Managing Partner and Chief Investment Officer of Cedar Ridge and serves as the Portfolio Manager for the Fund. Mr. Hart is responsible for the day-to-day portfolio management of the Fund and makes the final investment decisions for the Fund. Since May 2004, Mr. Hart has also served as the Portfolio Manager of an unregistered hedge fund. Prior to founding Cedar Ridge in March 2004, he was an investment banker for 21 years specializing in municipal bonds, including “corporate-backed” issues in the airline, airport, electric utility, energy, industrial and power generation sectors. From 1996-2004, he was a Managing Director at Bear, Stearns & Co. Inc. where he also managed high-yield, structured transactions and advised issuers in private equity and distressed debt situations. From 1986-1996, Mr. Hart was a Vice President and managed the Corporate-Related Group in the Municipal Bond Department at Goldman, Sachs & Co. Prior to joining Goldman Sachs, he spent three years at The First Boston Corporation. He holds an M.B.A. (Finance) from the Columbia University Graduate School of Business and received a B.S. (Business) from California State University, Chico. Mr. Hart has managed the Forward Long/Short Credit Analysis Fund since its inception.

Guy J. Benstead is a Partner and Chief Compliance Officer of Cedar Ridge and serves as a Co-Portfolio Manager of the Fund. Mr. Benstead is responsible for day-to-day portfolio management of the Fund. Since March 2005, Mr. Benstead has also served as a Co-Portfolio Manager and Risk Manager of an unregistered hedge fund. Prior to joining Cedar Ridge, Mr. Benstead had an investment banking career that spanned over 22 years, with a specific focus on credit risk in the fixed income markets. From 1991 to 2005 he was a Managing Director in Institutional Fixed Income at Bear, Stearns & Co. Inc. in San Francisco. Prior to joining Bear, Stearns & Co. Inc. in 1991, he was a member of Gruntal & Company’s Institutional Fixed Income Group in San Francisco for one year. He began his career on Wall Street in 1983 with Drexel Burnham Lambert and spent seven years with the firm. He holds an M.B.A. (Finance) from the Columbia

91

MANAGEMENT OF THE FUNDS

University Graduate School of Business and received a B.A. (International Relations) from University of California, Davis. Mr. Benstead has managed the Forward Long/Short Credit Analysis Fund since its inception.

•	Forward International Fixed Income Fund

Forward Management has engaged the services of Pictet Asset Management SA (“PAM SA”) to act as sub-advisor for the Forward International Fixed Income Fund. PAM SA was established in 2005 and is part of Pictet Asset Management (“PAM”), which is the institutional business division of Pictet & Cie. PAM SA manages a wide range of fixed income portfolios, mainly for European mutual funds and segregated clients. PAM SA’s address is Route des Acacias 60, 1211 Geneva 73, Switzerland. PAM SA is registered as a U.S. investment advisor and also is registered with the Swiss Federal Banking Commission as a securities dealer. As of December 31, 2008, PAM had approximately $109 billion of assets under management. As of December 31, 2008, Pictet & Cie had approximately $195 billion of assets under management and administration for institutional and private clients.

The Forward International Fixed Income Fund is team managed. All investment management decisions are made jointly by the team. The team members are:

Sebastien Eisinger, Head, Fixed Income Team. Mr. Eisinger is Head of PAM SA’s Fixed Income business and a member of the Executive Board. Mr. Eisinger joined PAM SA in 1999 as an Investment Manager in charge of quantitative bond analysis. From September 2004 to December 2006, he was a Senior Investment Manager responsible for absolute return products and fixed income solutions. From May 2005 to December 2006, Mr. Eisinger additionally served as Deputy Head of the Fixed Income Team. From December 2006 to August 2007, Mr. Eisinger was Senior Investment Manager and Product Specialist for debt related products for Pictet Asset Management (Japan) Ltd. in Tokyo. Mr. Eisinger holds an MSc in Mathematics and a post-graduate degree in stochastic models from Jussieu University in Paris. Mr. Eisinger has managed the Forward International Fixed Income Fund since its inception.

Mickael Benhaim, Head of Global Bonds, Fixed Income Team. Mr. Benhaim joined PAM SA in 2006 as head of Global Bonds. Mr. Benhaim is also a member of PAM SA’s credit and absolute return committee. Immediately before joining PAM SA, Mr. Benhaim was Head of Euro Aggregate Fixed Income for AXA Investment Managers for five years (2001-2006). Mr. Benhaim has more than 15 years’ professional experience that includes working at the Dresdner Group (1997-1999, deputy Head of Fixed Income at Dresdner RCM Gestion) and Cadiff Asset Management, part of BNP Paribas Group (2000-2001, Senior Portfolio Manager, Euro Global Fixed Income). Mr. Benhaim holds a MSc in Mathematics and a degree in stochastic models from the University of Paris Jussieu and Paris Pantheon-Sorbonne. Mr. Benhaim has managed the Forward International Fixed Income Fund since its inception.

Alexander Baskov, Senior Investment Manager, Fixed Income Team. Mr. Baskov has been a Senior Investment Manager on PAM SA’s Fixed Income Team specializing in high yield bonds since 2005. Mr. Baskov joined the Fixed Income team of PAM SA as a Senior Credit Analyst in 2003. Between 1999 and 2003, Mr. Baskov was in charge of credit research for European industrial high yield issuers for the fund manager RMF

92

MANAGEMENT OF THE FUNDS

Investment Products. Between 1997 and 1999, he was a financial analyst in the project financing group of Nat West Markets in London. Mr. Baskov is a graduate from the Polytechnic University in St. Petersburg, and holds an Executive MBA degree from the HEC Business School in Lausanne. Mr. Baskov has managed the Forward International Fixed Income Fund since its inception.

David Bopp, CFA, Investment Manager, Fixed Income Team. Mr. Bopp has been an Investment Manager with responsibility for absolute return products since joining PAM SA in 2004. From 2001 to 2004, Mr. Bopp was a portfolio manager at UBS. Mr. Bopp holds a degree in Economics from the HEC Business School and is a Chartered Financial Analyst. Mr. Bopp has managed the Forward International Fixed Income Fund since its inception.

Simon Lue-Fong, Head of Global Emerging Debt, Fixed Income Team. Mr. Lue-Fong joined PAM SA in 2005 as a Senior Investment Manager and Head of Global Emerging Debt with responsibility for investment management, product development and client relations. Before joining PAM SA, he worked for Standard Asset Management (2004-2005) and INVESCO (2000-2003) as a Senior Investment Manager in their respective Emerging Markets Debt teams. Between 1996 and 2000, Mr. Lue-Fong was an Investment Manager and then Head of Emerging Market Debt at Fischer Francis Trees & Watts. Mr. Lue-Fong graduated from Bournemouth University with a BA (Hons) degree in Finance. Mr. Lue-Fong has managed the Forward International Fixed Income Fund since its inception.

•	Forward Real Estate Fund

Forward Management has engaged the services of Forward Uniplan Advisors, Inc. (“Uniplan”) as sub-advisor for the Forward Real Estate Fund. As of December 31, 2008, Richard Imperiale, President of Uniplan and portfolio manager of the Fund, owns 80% of the outstanding shares of Uniplan. In addition, Forward Management holds a 20% ownership interest in Uniplan and has an option to purchase an additional 5% ownership interest. Uniplan is located at 23909 W. Overson Road, Union Grove, Wisconsin 53182. Uniplan also provides investment advice to other mutual funds and individual and institutional clients with substantial investment portfolios. As of December 31, 2008, Uniplan and its affiliates managed and advised approximately $435 million in assets. Uniplan has been in the business of providing investment advisory services for over 17 years. Mr. Imperiale has been President of Uniplan since its inception in 1984. Mr. Imperiale holds a B.S. in finance from Marquette University Business School and has completed a postgraduate lecture series in corporate finance from the University of Chicago. Mr. Imperiale has managed the Forward Real Estate Fund since May 1999.

HIRING SUB-ADVISORS WITHOUT SHAREHOLDER APPROVAL

Forward Management and Forward Funds have received an exemptive order from the SEC that permits Forward Management, subject to the approval of the Board of Trustees of Forward Funds, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for the Funds without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of sub-advisor changes within 90 days after the effective date of such change.

93

VALUATION OF SHARES

The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is based on the Fund’s net asset value (“NAV”). The NAV per share for each Fund for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of shares of the Fund that have already been issued.

The NAV of a Fund (and each Class of shares) is usually determined and its shares are priced as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern Time) on each Business Day. A “Business Day” is a day on which the NYSE is open for trading. Currently, the NYSE is typically closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When you buy shares, you pay the NAV per share. When you sell shares, you receive the NAV per share. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time). It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to a Fund. Orders received by financial intermediaries after the close of trading on the NYSE will be confirmed at the next computed offering price.

The NAV per share of a Fund will fluctuate as the market value of the Fund’s investments changes. The NAV of different Classes of shares of the same Fund will differ due to differing Class expenses. A Fund’s assets are valued generally by using available market quotations or at fair value, as described below, as determined in good faith in accordance with procedures established by, and under direction of, the Board of Trustees.

Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there has been no sale that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts will be valued at either the last available sale price, or at fair value, as discussed below.

In cases in which securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available will be valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless the Board of Trustees determines that this method does not represent fair value). For most

94

VALUATION OF SHARES

debt securities, Forward Funds receives pricing information from independent pricing vendors (approved by the Board of Trustees) which also use information provided by market makers or estimates of value obtained from yield data relating to securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. In the event valuation information is not available from third party pricing vendors for a debt security held by the Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities, as discussed below. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the option is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures and swap contracts for which market quotations are readily available will be valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities, as discussed below.

Options on securities and options on indexes will be valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally will be valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value, as discussed below.

To the extent that a Fund holds securities listed primarily on a foreign exchange that trade on days when the Fund is not open for business or the NYSE is not open for trading, the value of the portfolio securities may change on days that you cannot buy or sell shares. To the extent that a Fund invests in foreign securities that are principally traded in a foreign market, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of portfolio securities of foreign issuers used in such calculation. Therefore, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined in good faith through the consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Assets and liabilities denominated in foreign currencies will have a market value converted into U.S. dollars at the prevailing foreign currency exchange daily rates as provided by a pricing service. Forward currency exchange contracts will have a market value

95

VALUATION OF SHARES

determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Prevailing foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern Time, which approximates the close of the London Exchange.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies, which are priced as equity securities in accordance with procedures established by, and under direction of, the Board of Trustees.

Forward Funds has a policy that contemplates the use of fair value pricing to determine the NAV per share of a Fund when market prices are unavailable, as well as under other circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security or (ii) when events occur after the close of the exchange on which a portfolio security is principally traded that are likely to have changed the value of the security. When a Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The fair value of certain of a Fund’s securities may be determined through the use of a statistical research service or other calculation methodology. Forward Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. While fair values determined pursuant to Forward Funds’ procedures are intended to represent the amount a Fund would expect to receive if the fair valued security were sold at the time of fair valuation, the fair value may not equal what the Fund would receive if it actually were to sell the security as of the time of pricing.

Because a Fund may invest in below investment grade securities and securities of small capitalization companies, which may be infrequently traded and therefore relatively illiquid, and foreign securities, the valuation of which may not take place contemporaneously with the calculation of the Fund’s NAV, the Fund may be subject to relatively greater risks of market timing, and in particular, a strategy that seeks to take advantage of inefficiencies in market valuation of these securities because of infrequent trading. For this reason, a Fund may, at times, fair value some or all of its portfolio securities in order to deter such market timing.

96

PURCHASING SHARES

HOW TO BUY SHARES

You can open an account and make an initial purchase of shares of the Funds directly from the Funds or through a financial intermediary that has established an agreement with the Funds’ Distributor. Not all Funds or classes of Funds may be available for purchase in your state of residence. Please check with your financial intermediary to ensure your eligibility to purchase a Fund or a class of a Fund.

To open an account and make an initial purchase directly with the Funds, you can mail a check or other negotiable bank draft (payable to Forward Funds) in the minimum amounts described below, along with a completed and signed Account Application, to Forward Funds, P.O. Box 1345, Denver, CO 80201. To obtain an Account Application, call (800) 999-6809 or download one from www.forwardfunds.com. A completed Account Application must include your valid taxpayer identification number. You may be subject to penalties if you falsify information with respect to your tax identification number.

After you have opened an account, you can make subsequent purchases of shares of Forward Funds through your financial intermediary or directly from the Funds. To purchase shares directly by mail, send your instruction and a check to the Funds at P.O. Box 1345, Denver, CO 80201.

You also can make subsequent purchases of Investor and Institutional Class shares through the Internet. To do so, you must be an existing shareholder of a Fund and your account must be bank ACH active. You may not initially open an account with the Funds via the Internet. To purchase Fund shares online, you must select this option on the account application. You can establish a user ID and password at www.forwardfunds.com by selecting Account Login. If you have questions or problems accessing your account, contact Forward Funds at (800) 999-6809.

There are no initial sales loads for Investor Class or Institutional Class shares of the Funds. Depending upon the terms of your account, you may pay account fees for services provided in connection with your investment in a Fund. Financial intermediaries may charge their customers a transaction or service fee. Forward Funds or your financial intermediary can provide you with information about these services and charges. You should read this Prospectus in conjunction with any such information you receive.

Investor Class Shares

Minimum Initial Investment Amount:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for each Fund must be $100 or more. Financial intermediaries may charge their customers a transaction or service fee.

97

PURCHASING SHARES

Forward Funds has the discretion to waive or reduce any of the above minimum investment requirements.

Automatic Investment Plan:

Forward Funds offers an Automatic Investment Plan for current and prospective investors in which you may make monthly investments in one or more of the Forward Funds. The minimum initial investment amount is $500 and minimum subsequent investments are $50 per Fund. Sums for investment will be automatically withdrawn from your checking or savings account on the day you specify. If you do not specify a day, the transaction will occur on the 20th of each month or the next Business Day if the 20th is not a Business Day. Please call (800) 999-6809 if you would like more information.

Institutional Class Shares

Certain financial institutions, pension or 401(k) plans, or investment advisors or individuals purchasing $100,000 or more of shares of the Funds may elect to purchase Institutional Class shares. Authorized firms may charge for certain shareholder services and should furnish clients who purchase Institutional Class shares with a schedule explaining the fees.

A Fund may waive or reduce the minimum investment requirement for Institutional Class shares under certain circumstances and conditions including, without limitation, shares purchased by officers, directors, trustees and employees of Forward Funds, Forward Management and their affiliates, and shares purchased by retirement plans that have $250,000 or more in plan assets.

EXCHANGE PRIVILEGE

Exchanges of Institutional or Investor Class Shares for the Same Class Shares of Any Other Forward series of the Trust (“Forward Series”)

By following the instructions below, and subject to such limitations as may be imposed by the Trust, you may exchange your Institutional Class or Investor Class shares of any Forward Series for Institutional Class or Investor Class shares of any other Forward Series, or with a money market fund. Please check with Forward Funds to determine which money market funds are available. There are generally no fees for exchanges, but an exchange of shares between Forward Series is technically a sale of shares in one Forward Series followed by a purchase of shares in another Forward Series, and therefore may have tax consequences. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a new tax basis for your new shares.

Shareholders should read the prospectus of any other Forward Series into which they are considering exchanging.

Exchanges of Institutional or Investor Class Shares for a Different Class within the Same Forward Series

98

PURCHASING SHARES

Subject to such limitations as may be imposed by the Trust, you may also exchange shares of one class of a Forward Series for another class within the same Forward Series. You may exchange your Institutional Class shares for Investor Class shares of the same Forward Series. You may exchange your Investor Class shares for Institutional Class shares of the same Forward Series. An exchange of shares of one class of a Forward Series into another class of the same Forward Series is not treated as a redemption and sale for tax purposes.

Shareholders should read the section of the prospectus regarding any other Class of shares into which they are considering exchanging.

General Information about Exchanges

Shares of one Forward Series or Class may be exchanged for shares of another Forward Series or Class on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements, including the minimum investment requirements, of the other Forward Series or Class. Your exchange request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, Series and allocation of investment, and signature of authorized signer. Shares will be exchanged at the next NAV calculated after the Transfer Agent receives the exchange request in good order. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. Once your exchange is received in proper form, it cannot be revoked. Exchanges into another Series and/or Class must be for at least $100. The Trust reserves the right to prohibit exchanges during the first 15 days following an investment in the Series and may terminate or change the terms of the exchange privilege at any time. In addition Forward Funds may suspend a shareholder’s exchange privilege if, in the judgment of Forward Management, the shareholders exchange activity indicates frequent trading of market timing that may be harmful to a Forward Series or its shareholders. See “Policies Concerning Frequent Purchases and Redemptions” in this Prospectus.

Not all Forward Series or Forward Series classes may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the Forward Series or the class of shares of the Forward Series you want to exchange into is offered in your state of residence.

In general, you will receive notice of any material change to the exchange privilege at least 60 days prior to the change, although this notice period may be reduced or eliminated if determined by the Board of Trustees or Forward Management to be in the best interests of shareholders and otherwise consistent with applicable regulations.

You can send a written instruction specifying your exchange or, if you have authorized telephone exchanges previously and we have a record of your authorization, you can call (800) 999-6809 to execute your exchange. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange.

99

PURCHASING SHARES

PRICING OF FUND SHARES

When you purchase shares, you will pay the NAV that is next calculated after we receive your order. If you place an order for the purchase of shares through a financial intermediary, the purchase price will be based on the NAV next determined, but only if the financial intermediary receives the order by the close of the Business Day. Your financial intermediary is responsible for transmitting such orders promptly. If the financial intermediary fails to transmit your order properly, your right to that Business Day’s closing price must be settled between the financial intermediary and you.

Purchases of shares of a Fund will be effected only on a Business Day. An order received prior to the daily cut-off time on any Business Day is processed based on that day’s NAV. An order received after the cut-off time on any Business Day is processed based on the NAV determined as of the next Business Day of the Funds.

CUSTOMER IDENTIFICATION PROGRAM

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name;
•	Date of birth (for individuals);
•	Residential or business street address (although post office boxes are still permitted for mailing); and
•	Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Forward Funds and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

100

PURCHASING SHARES

eDELIVERY

eDelivery allows you to receive your quarterly account statements, transaction confirmations and other important information concerning your investment in Forward Funds online. Select this option on your account application to receive email notifications when quarterly statements and confirmations are available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish eDelivery, call (800) 999-6809 or visit www.forwardfunds.com. The minimum initial investment for accounts enrolled in eDelivery is $2,000.

ONLINE ACCOUNT ACCESS

Shareholders can opt to access their account information online. You must select this option on your account application or call (800) 999-6809 to register. To set up online access, go to www.forwardfunds.com, select Account Login and obtain a user ID and password. If you have questions, or problems accessing your account, contact Forward Funds at (800) 999-6809.

OTHER INFORMATION

The issuance of shares is recorded electronically on the books of Forward Funds. You will receive a confirmation of, or account statement reflecting, each new transaction in your account, which will also show the total number of shares of each Fund you own. You can rely on these statements in lieu of certificates. Certificates representing shares of the Funds will not be issued.

Forward Funds may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Due to the relatively high cost of handling small investments, Forward Funds reserve the right, upon 60 days’ written notice, to redeem, at net asset value, the shares of any shareholder whose account has a value of less than $100 in a Fund, other than as a result of a decline in the net asset value per share. This policy will not be implemented where the Fund has previously waived the minimum investment requirement for that shareholder. Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account to at least $100 before the redemption is processed. As a sale of your Fund shares, this redemption may have tax consequences.

Forward Funds reserves the right to refuse any request to purchase shares.

101

REDEEMING SHARES

You may normally redeem your shares on any Business Day. Redemptions are priced at the NAV per share next determined after receipt of a redemption request in proper form by the Funds’ Distributor, Forward Funds or their agent, and subject to any applicable redemption fee. A financial intermediary may charge its customers a transaction or service fee in connection with redemptions. Forward Funds intends to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, Forward Funds reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in-kind. If shares are redeemed in-kind, the redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received in the distribution including, but not limited to, brokerage costs of converting the portfolio securities to cash.

HOW TO REDEEM SHARES

Neither the investment advisor, the Distributor, the Transfer Agent, a sub-advisor, Forward Funds nor any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, wired or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, you bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed to be genuine. Forward Funds will employ reasonable procedures to confirm that instructions communicated are genuine. These procedures include recording phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account.

•	By Telephone

You may redeem your shares by telephone if you choose that option on your Account Application. If you did not originally select the telephone option, you must provide written instructions to Forward Funds in order to add this option. The maximum amount that may be redeemed by telephone at any one time is $50,000. You may have the proceeds mailed to your address of record or wired to a bank account previously designated on the Account Application. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 will be charged by the Forward Funds.

•	By Mail

To redeem by mail, you must send a written request for redemption to Forward Funds, P.O. Box 1345, Denver, CO 80201. The Funds’ Transfer Agent will require a Medallion Signature Guarantee. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as Medallion Signature Guarantees. The Medallion Signature Guarantee requirement will be waived if all of the following conditions apply: (1) the redemption check is payable to the shareholder(s) of

102

REDEEMING SHARES

record, (2) the redemption check is mailed to the shareholder(s) at the address of record, (3) an application is on file with the Transfer Agent, and (4) the proceeds of the redemption are $50,000 or less. The Transfer Agent cannot send an overnight package to a post office box.

•	By Systematic Withdrawal

You may elect to have monthly electronic transfers ($100 minimum) made to your bank account from your Forward Funds account. Your Forward Funds account must have a minimum balance of $10,000 and automatically have all dividends and capital gains reinvested. The transfer will be made on the Business Day you specify (or the next Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Business Day.

•	Retirement Accounts

To redeem shares from an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account, you must mail a completed and signed Distribution Form to the Forward Funds. You may not redeem shares of an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account by telephone or via the Internet.

PAYMENTS OF REDEMPTION PROCEEDS

Redemption orders are valued at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. Forward Funds may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and Forward Funds cannot sell shares or accurately determine the value of assets, or if the SEC orders Forward Funds to suspend redemptions or delay payment of redemption proceeds.

At various times, Forward Funds may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last 15 days or more. Forward Funds intends to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire transfer. Forward Funds intends to pay cash for all shares redeemed, except in cases noted above under the heading “Redeeming Shares,” in which case payment for certain large redemptions may be made wholly or partly in portfolio securities that have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.

•	By Check

You may have a check for the redemption proceeds mailed to your address of record. To change the address to which a redemption check is to be mailed, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201.

103

REDEEMING SHARES

•	By ACH Transfer

If your account is bank ACH active, you may have your redemption proceeds sent to your bank account via ACH transfer.

•	By Wire Transfer

You can arrange for the proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for expedited wire redemption on your Forward Funds Account Application. This redemption option does not apply to shares held in broker “street name” accounts. If a request for a wire redemption is received by Forward Funds prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by Forward Funds for up to seven days if deemed appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. Forward Funds cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The minimum amount that may be wired is $2,500. Forward Funds reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 15 days. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 will be charged by Forward Funds.

104

POLICIES CONCERNING FREQUENT PURCHASES AND REDEMPTIONS

The Funds do not accommodate frequent purchases and redemptions of Fund shares. Short-term or excessive trading may interfere with the efficient management of a Fund, increase transaction costs and taxes and may harm a Fund’s performance. The Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares.

The Funds attempt to discover and discourage frequent trading in several ways. These methods include trade activity monitoring and fair value pricing. Although these methods are designed to discourage frequent trading, there can be no guarantee that the Funds will be able to identify and restrict investors that engage in such activities. These methods are inherently subjective and involve judgment in their application. The Funds and their service providers seek to make these judgments and apply these methods uniformly and in a manner that they believe is consistent with the interests of the Funds’ long-term shareholders. The Funds may amend these policies and procedures in the future to enhance the effectiveness of the program or in response to changes in regulatory requirements.

The Funds monitor trading activity with respect to the purchase, sale and exchange of Fund shares. Trading activity is evaluated to determine whether such activity is indicative of market timing activity or is otherwise detrimental to a Fund. If a Fund believes that a shareholder has engaged in short-term or excessive trading activity to the detriment of the Fund and its long-term shareholders, the Fund may, in its sole discretion, request the shareholder to stop such trading activities or refuse to process purchases or exchanges in the shareholder’s account. The Funds specifically reserve the right to reject any purchase or exchange order by any investor or group of investors indefinitely for any reason.

The Funds currently are unable to directly monitor the trading activity of beneficial owners of the Funds’ shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by other intermediaries. Omnibus accounts allow intermediaries to aggregate their customers’ investments in one account and to purchase, redeem and exchange Fund shares without the identity of a particular customer being known to a Fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the Funds’ short term trading policies. Although it attempts to do so, the Funds cannot assure that these policies will be enforced with regard to Fund shares held through such omnibus arrangements.

The Board of Trustees has adopted procedures to fair value each Fund’s securities in certain circumstances when market prices are not readily available, including when trading in a security is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market.

By fair valuing securities, the Funds seek to establish prices that investors might expect to realize upon the current sales of these securities. For non-U.S. securities, fair valuation is intended to deter market timers who may take advantage of time zone differences between the close of the foreign markets on which a Fund’s portfolio securities trade and the U.S. markets that determine the time as of which the Fund’s NAV is calculated.

105

POLICIES CONCERNING FREQUENT PURCHASES AND REDEMPTIONS

The Funds make fair value determinations in good faith in accordance with the Funds’ valuation procedures. Because of the subjective and variable nature of fair value pricing, there can be no assurance that a Fund could obtain the fair value assigned to the security upon the sale of such security.

106

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

Forward Funds has adopted a Service and Distribution Plan Under Rule 12b-1 (the “Plan”) which allows each of the Funds to pay for the sale and distribution of its shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares. Each Fund may make payments under the Plan for the purpose of financing any activity primarily intended to result in the sale of Investor Class shares. In addition, payments under the Plan may be made to banks and their affiliates and other institutions, including broker-dealers, for the provision of administrative and/or shareholder services for Investor Class shareholders.

Because these fees are paid out of assets attributable to each Fund’s Investor Class shares on an on-going basis, over time these fees will increase the cost of an investment in Investor Class shares and may cost more than other types of sales charges. Shareholders owning Institutional Class shares of the Funds will not be subject to the Plan or any 12b-1 fees.

Forward Funds has adopted a Shareholder Services Plan with respect to the Investor Class shares and Institutional Class shares of each of the Funds. Under the Shareholder Services Plan, each Fund is authorized to pay third party service providers for certain expenses incurred in connection with providing services to shareholders. Payments under the Shareholder Services Plan for the Investor Class shares are calculated daily and paid monthly at an annual rate not to exceed 0.15% of the average daily net assets attributable to the Investor Class shares of the Fund. Payments under the Shareholder Services Plan for Institutional Class shares are calculated daily and paid monthly at an annual rate not to exceed 0.05% of the average daily net assets attributable to the Institutional Class shares of the Fund.

107

ADDITIONAL PAYMENTS TO INTERMEDIARIES

Forward Management or its affiliates may enter into arrangements to make additional payments, sometimes referred to as “revenue sharing,” to certain financial intermediaries or their affiliates. Revenue sharing arrangements occur when Forward Management or its affiliates agree to payout of their own resources (which may include legitimate profits from providing advisory or other services to the Funds), cash compensation to intermediaries in addition to any sales charges, distribution fees, service fees or other expenses paid by the Funds or their shareholders as disclosed in the Fund Fees and Expenses tables in this Prospectus. Revenue sharing arrangements may include payments for shelf space and marketing support to distribute the Funds’ shares, as well as compensation for shareholder recordkeeping, processing, accounting and/or other administrative or distribution services in connection with the sale or servicing of shares of the Funds. This compensation may be more or less than the overall compensation received by intermediaries with respect to other investment products and may influence intermediaries to present the Funds or make them available to their other customers. For more information about these payments, please see the SAI or ask your financial intermediary.

108

DIVIDENDS AND TAXES

The Funds, except for the Forward International Fixed Income Fund, the Forward Real Estate Fund and the Forward Long/Short Credit Analysis Fund, expect to declare and pay dividends of net investment income and capital gain distributions annually, if available. The Forward International Fixed Income Fund and the Forward Long/Short Credit Analysis Fund expects to declare and pay income dividends quarterly and capital gain distributions annually, if available. The Forward Real Estate Fund expects to declare and pay income dividends monthly and capital gains distributions annually, if available. A shareholder will automatically receive all income, dividends and capital gain distributions in additional full and fractional shares, unless the shareholder elects to receive dividends or distributions in cash. To elect to receive your dividends in cash or to revoke your election, call (800) 999-6809 or write to us at Forward Funds, P.O. Box 1345, Denver, CO 80201.

TAX-EXEMPT INCOME

If the Forward Long/Short Credit Analysis Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). If the Fund does not have at least 50% of its assets invested in tax-exempt municipal obligations at the end of any quarter of its tax year, the Fund would not be able to designate any tax-exempt dividends for such year and any distributions of net interest from tax-exempt obligations would generally be taxable to shareholders. Although the Fund may satisfy the 50% requirement for paying exempt interest dividends, there can be no assurance that it will do so. Further, as discussed below, distributions of the Fund’s other income and gains will be generally includable in the taxable income of the Fund’s investors.

FEDERAL TAXES

The following information is meant only as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax advisor for advice about the particular Federal, state and local or foreign tax consequences to you of investing in a Forward Fund.

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year.

Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. The tax status of a particular distribution will generally be the same for all of a Fund’s shareholders. Except as described below, it does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gain distribution, it will be taxable to you at your long-term capital gain rate.

109

DIVIDENDS AND TAXES

Dividends attributable to interest are not eligible for the reductions in rates described below. Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and on certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

•	Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%;

•	Distributions of earnings from dividends paid by certain “qualifying foreign corporations” can also qualify for the lower tax rates on qualifying dividends;

•	A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate; and

•

Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared. Each year, the Funds will send shareholders tax reports detailing the tax status of any distributions for that year.

Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors, generally will not be required to pay tax on distributions.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange a Fund’s shares for shares of another Fund, you may be treated as if you sold them and any gain on the transaction may be subject to Federal income tax. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

As with all mutual funds, a Fund may be required to withhold U.S. Federal income tax at the current rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Please see the SAI for additional tax information.

110

DIVIDENDS AND TAXES

INVESTMENT IN REAL ESTATE INVESTMENT TRUSTS

The Forward Real Estate Fund plans to and each other Fund may invest in real estate investment trusts (REITs). REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs primarily invest directly in real property and derive income from the collection of rents. Equity REITs may also sell properties that have appreciated in value and thereby realize capital gains. Mortgage REITs invest primarily in real estate mortgages and derive income from interest payments. Like regulated investment companies, REITs are not taxed on income distributed to shareholders if the REITs comply with Code requirements.

REITs pay distributions to their shareholders based upon available cash flow from operations. In many cases, because of “non-cash” expenses such as property depreciation, an equity REIT’s cash flow will exceed its earnings and profits. Distributions received from a REIT do not qualify for the intercorporate dividends-received deductions and are taxable as ordinary income to the extent of the REIT’s earnings and profits. Distributions in excess of a REIT’s earnings and profits are designated as return of capital and are generally not taxable to shareholders. However, return of capital distributions reduce tax basis in the REIT shares. Once a shareholder’s cost basis is reduced to zero, any return of capital is taxable as a capital gain. The Funds intend to include the gross dividends received from such REITs in its distributions to shareholders, and accordingly, a portion of that fund’s distributions may also be designated as a return of capital. REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a Fund to extend the deadline for issuance of Forms 1099-DIV beyond January 31.

111

PORTFOLIO HOLDINGS DISCLOSURE

Forward Funds discloses all portfolio holdings of each Fund, other than the Forward Long/Short Credit Analysis Fund, as of the end of each month on its web site at www.forwardfunds.com. Portfolio holdings as of month-end are posted on the 21st day of the next succeeding month (or, if the 21st day is not a Business Day, then on the next Business Day). Forward Funds discloses the portfolio holdings of the Forward Long/Short Credit Analysis Fund quarterly on its web site at www.forwardfunds.com no sooner than one day after such information is filed with the SEC in a publicly available filing.

A description of the Forward Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio holdings is available in the SAI.

GENERAL INFORMATION

You can obtain current price, yield and other performance information on any of the Forward Funds between the hours of 9:00 a.m. and 8:00 p.m. Eastern Time Monday through Friday by calling (800) 999-6809. You can request shareholder reports that contain performance information. These are available free of charge.

Our shareholders receive unaudited semi-annual reports and annual reports that have been audited by independent accountants. If you have any questions about Forward Funds, write to Forward Funds, P.O. Box 1345, Denver, CO 80201 or call (800) 999-6809. In addition to information available in annual and semi-annual reports, quarterly portfolio holdings information for the first and third fiscal quarters is available on the SEC’s website at www.sec.gov.

You should rely only on the information provided in this Prospectus and the SAI concerning the offering of the Forward Funds’ shares. We have not authorized anyone to give any information that is not already contained in this Prospectus and the SAI. Shares of the Forward Funds are offered only where the sale is legal.

112

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance and other financial information for the last five years of the Funds’ operations. Certain information reflects financial results for a single Fund share. “Total Return” shows how much an investment in each Fund increased (or lost) assuming reinvestment of all dividends and distributions. Information for the fiscal years ended December 31, 2004 through and including 2008 has been audited by PricewaterhouseCoopers, LLP whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report which was filed with the SEC on March 9, 2009 (Accession No. 0001193125-09-048171) and is available upon request.

The Forward Banking and Finance Fund and the Forward Growth Fund (the “Predecessor Emerald Funds”) were previously organized as series of a separate legal entity called the HomeState Group (the “Predecessor Trust”), a Pennsylvania common law trust. The Predecessor Emerald Funds were reorganized into newly organized series of the Trust effective May 1, 2005, pursuant to an Agreement and Plan of Reorganization. For the period ending April 30, 2005, the financial highlights table for the Fund relates to the Predecessor Emerald Funds.

The Forward Emerging Markets Fund, Forward International Equity Fund, Forward International Small Companies Fund, Forward Small Cap Equity Fund, Forward Mini-Cap Fund, Forward Legato Fund and Forward Real Estate Fund are successor mutual funds to previously operational funds (the “Predecessor Funds”) which were series of a separate legal entity called Forward Funds, Inc., a Maryland corporation. The Predecessor Funds were reorganized into newly organized series of the Trust effective July 1, 2005, pursuant to an Agreement and Plan of Reorganization. For the period ending June 30, 2005, the financial highlights tables relate to the Predecessor Funds.

Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders when they are prepared.

113

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Forward Banking and Finance Fund - Class A
	Year Ended December 31, 2008(a)	Year Ended December 31, 2007	Year Ended December 31, 2006	Six Months Ended December 31, 2005	Year Ended June 30, 2005	Year Ended June 30, 2004

Net asset value, beginning of period	$19.61	$28.81	$27.61	$27.99	$25.74	$19.89
Income/(loss) from operations:
Net investment income/(loss)	0.08	(0.05)	(0.04)	(0.01)(b)	(0.06)(b)	(0.03)(b)
Net realized and unrealized gain/(loss) on investments	(4.28)	(5.86)	2.78	1.49	3.30	6.07

Total from investment operations	(4.20)	(5.91)	2.74	1.48	3.24	6.04

Less distributions:
From net investment income	(0.02)	—	—	—	—	(0.01)
From capital gains	—	(3.30)	(1.54)	(1.86)	(0.99)	(0.18)

Total distributions	(0.02)	(3.30)	(1.54)	(1.86)	(0.99)	(0.19)

Redemption fees added to paid in capital	—	0.01	0.00(c)	—	—	—

Net increase/(decrease) in net asset value	(4.22)	(9.20)	1.20	(0.38)	2.25	5.85

Net asset value, end of period	$15.39	$19.61	$28.81	$27.61	$27.99	$25.74

Total Return(d)	(21.41)%	(20.92)%	9.94%	5.31%(e)	13.12%	30.53%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$48,460	$64,560	$164,164	$184,550	$183,556	$133,136
Ratios to average net assets:
Net investment income/(loss)	0.36%	(0.14)%	(0.13)%	(0.10)%(f)	(0.23)%	(0.13)%
Operating expenses	1.65%	1.69%	1.62%	1.57%(f)	1.80%	1.74%
Portfolio turnover rate	61%	29%	34%	15%(e)	25%	29%

(a)	Prior to May 1, 2008, the Forward Banking and Finance Fund was known as the Forward Emerald Banking and Finance Fund.
(b)	Per share amounts calculated based on the average shares outstanding during the period.
(c)	Amount represents less than $0.01 per share.
(d)	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
(e)	Not annualized.
(f)	Annualized.

114

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Forward Emerging Markets Fund - Investor Class
	Year Ended December 31, 2008(a)	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004(b)

Net asset value, beginning of period	$28.51	$23.08	$18.83	$14.21	$11.86
Income/(loss) from operations:
Net investment income	0.38	0.04	0.05	0.27	0.21
Net realized and unrealized gain/(loss) on investments	(16.20)	8.98	5.58	4.61	2.35

Total from investment operations	(15.82)	9.02	5.63	4.88	2.56

Less distributions:
From investment income	—	(0.05)	(0.06)	(0.26)	(0.22)
From capital gains	(0.41)	(3.55)	(1.34)	—	—

Total distributions	(0.41)	(3.60)	(1.40)	(0.26)	(0.22)

Redemption fees added to paid in capital	—	0.01	0.02	0.00(c)	0.01

Net increase/(decrease) in net asset value	(16.23)	5.43	4.25	4.62	2.35

Net asset value, end of period	$12.28	$28.51	$23.08	$18.83	$14.21

Total Return	(55.38)%	38.63%	30.36%	34.36%	22.06%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$14,576	$25,008	$13,336	$8,833	$969
Ratios to average net assets:
Net investment income/(loss) including reimbursement/waiver	1.67%	0.17%	0.26%	2.57%	(0.32)%
Operating expenses including reimbursement/waiver	1.72%(f)	1.69%	1.81%(e)	1.95%	1.98%(d)
Operating expenses excluding reimbursement/waiver	2.10%	2.09%	2.26%	3.04%	3.29%(d)
Portfolio turnover rate	214%	121%	102%	62%	45%

(a)	Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.
(b)

On September 16, 2004, the Forward Global Emerging Markets Fund, a newly created fund, acquired all of the assets and assumed all of the liabilities of the Pictet Global Emerging Markets Fund. The financial highlights for the periods presented previous to December 31, 2004 are that of the Pictet Global Emerging Markets Fund. In addition, for the periods presented prior to December 31, 2004, the Investor Class of shares was known as the Retail Class.

(c)	Amount represents less than $0.01 per share.
(d)

The Fund incurred ReFlow fees during the year. If the ReFlow fees had been excluded, the ratios of expenses including reimbursement and excluding reimbursement to average net assets for the Investor Class would have been 1.95% and 3.25%, respectively.

(e)	Effective January 2, 2006, the net expense limitation changed from 1.95% to 1.89%. Effective May 1, 2006, the net expense limitation changed from 1.89% to 1.69%.
(f)	Effective May 1, 2008, the net expense limitation changed from 1.69% to 1.74%.

115

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Forward Emerging Markets Fund - Institutional Class
	Year Ended December 31, 2008(a)	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004(b)

Net asset value, beginning of period	$28.66	$23.18	$18.88	$14.23	$11.88
Income/(loss) from operations:
Net investment income	0.34	0.12	0.12	0.33	0.23
Net realized and unrealized gain/(loss) on investments	(16.19)	9.03	5.62	4.62	2.36

Total from investment operations	(15.85)	9.15	5.74	4.95	2.59

Less distributions:
From investment income	—	(0.13)	(0.12)	(0.30)	(0.25)
From capital gains	(0.41)	(3.55)	(1.34)	—	—

Total distributions	(0.41)	(3.68)	(1.46)	(0.30)	(0.25)

Redemption fees added to paid in capital	—	0.01	0.02	0.00(c)	0.01

Net increase/(decrease) in net asset value	(16.26)	5.48	4.30	4.65	2.35

Net asset value, end of period	$12.40	$28.66	$23.18	$18.88	$14.23

Total Return	(55.19)%	39.00%	30.84%	34.79%	22.26%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$49,529	$61,829	$42,283	$28,765	$18,854
Ratios to average net assets:
Net investment income including reimbursement/waiver	1.76%	0.51%	0.68%	2.34%	0.63%
Operating expenses including reimbursement/waiver	1.39%	1.39%	1.47%(e)	1.70%	1.70%(d)
Operating expenses excluding reimbursement/waiver	1.77%	1.79%	1.86%	2.84%	2.38%(d)
Portfolio turnover rate	214%	121%	102%	62%	45%

(a)	Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.
(b)

On September 16, 2004, the Forward Global Emerging Markets Fund, a newly created fund, acquired all of the assets and assumed all of the liabilities of the Pictet Global Emerging Markets Fund. The financial highlights for the periods presented previous to December 31, 2004 are that of the Pictet Global Emerging Markets Fund.

(c)	Amount represents less than $0.01 per share.
(d)

The Fund incurred ReFlow fees during the year. If the ReFlow fees had been excluded, the ratios of expenses including reimbursement and excluding reimbursement to average net assets for the Investor Class would have been 1.70% and 2.37%, respectively.

(e)	Effective January 2, 2006, the net expense limitation changed from 1.70% to 1.59%. Effective May 1, 2006, the net expense limitation changed from 1.59% to 1.39%.

116

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

Forward Growth Fund - Institutional Class
Period Ended December 31, 2008(a)(b)

Net asset value, beginning of period	$9.03
Income/(loss) from operations:
Net investment loss	(0.01)
Net realized and unrealized loss on investments	(0.98)

Total from investment operations	(0.99)

Less distributions:
From capital gains	(0.04)

Total distributions	(0.04)

Net decrease in net asset value	(1.03)

Net asset value, end of period	$8.00

Total Return	(10.95)%(c)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$908
Ratios to average net assets:
Net investment loss	(0.45)%(d)
Operating expenses	1.08%(d)
Portfolio turnover rate	108%(e)

(a)	Prior to May 1, 2008, the Forward Growth Fund was known as the Forward Emerald Growth Fund.
(b)	The Fund began offering Institutional Class shares on October 21, 2008.
(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

117

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Forward International Equity Fund - Investor Class
	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005(a)	Year Ended December 31, 2004

Net asset value, beginning of period	$19.40	$18.23	$15.01	$12.78	$11.31
Income/(loss) from operations:
Net investment income/(loss)	0.66	0.14	0.09	0.05	(0.02)
Net realized and unrealized gain/(loss) on investments	(11.00)	2.32	4.99	2.19	1.49

Total from investment operations	(10.34)	2.46	5.08	2.24	1.47

Less distributions:
From investment income	(0.12)	(0.13)	(0.12)	(0.01)	—
From capital gains	(0.31)	(1.18)	(1.74)	—	—

Total distributions	(0.43)	(1.31)	(1.86)	(0.01)	—

Redemption fees added to paid in capital	—	0.02	0.00(b)	0.00(b)	0.00(b)

Net increase/(decrease) in net asset value	(10.77)	1.17	3.22	2.23	1.47

Net asset value, end of period	$8.63	$19.40	$18.23	$15.01	$12.78

Total Return	(53.22)%	13.39%	34.40%	17.50%	13.00%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$12,494	$59,726	$33,823	$24,880	$24,204
Ratios to average net assets:
Net investment income/(loss) including reimbursement/waiver	2.32%	0.90%	0.53%	0.37%	(0.20)%
Operating expenses including reimbursement/waiver	1.30%(f)	1.25%(e)	1.42%(d)	1.69%	1.71%(c)
Operating expenses excluding reimbursement/waiver	1.70%	1.48%	1.80%	2.28%	2.09%
Portfolio turnover rate	94%	63%	94%	138%	50%

(a)	Prior to September 1, 2005, the Forward International Equity Fund was known as the Forward Hansberger International Growth Fund.
(b)	Amount represents less than $0.01 per share.
(c)	Effective January 26, 2004, the net expense limitation changed from 1.99% to 1.69%.
(d)	Effective May 1, 2006, the net expense limitation changed from 1.69% to 1.29%.
(e)	Effective May 1, 2007, the net expense limitation changed from 1.29% to 1.24%.
(f)	Effective May 1, 2008, the net expense limitation changed from 1.24% to 1.34%.

118

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Forward International Equity Fund - Institutional Class
	Year Ended December 31, 2008	Period Ended December 31, 2007(a)

Net asset value, beginning of period	$19.41	$19.99
Income/(loss) from operations:
Net investment income	0.43	0.09
Net realized and unrealized gain/(loss) on investments	(10.76)	0.66

Total from investment operations	(10.33)	0.75

Less distributions:
From investment income	(0.15)	(0.16)
From capital gains	(0.31)	(1.18)

Total distributions	(0.46)	(1.34)

Redemption fees added to paid in capital	—	0.01

Net decrease in net asset value	(10.79)	(0.58)

Net asset value, end of period	$8.62	$19.41

Total Return	(53.12)%	3.59%(b)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$13,036	$23,078
Ratios to average net assets:
Net investment income including reimbursement/waiver	2.82%	0.95%(c)
Operating expenses including reimbursement/waiver	0.99%	0.99%(c)
Operating expenses excluding reimbursement/waiver	1.42%	1.23%(c)
Portfolio turnover rate	94%	63%(d)

(a)	The Fund began offering Institutional Class shares on May 1, 2007.
(b)	Not Annualized.
(c)	Annualized.
(d)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.

119

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Forward International Fixed Income Fund - Investor Class
	Year Ended December 31, 2008	Period Ended December 31, 2007(a)

Net asset value, beginning of period	$10.19	$10.00
Income/(loss) from operations:
Net investment income	0.40	0.08
Net realized and unrealized gain/(loss) on investments	(0.87)	0.19

Total from investment operations	(0.47)	0.27

Less distributions:
From investment income	(0.42)	(0.08)

Total distributions	(0.42)	(0.08)

Net increase/(decrease) in net asset value	(0.89)	0.19

Net asset value, end of period	$9.30	$10.19

Total Return	(4.91)%	2.71%(b)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$5,073	$4,297
Ratios to average net assets:
Net investment income including reimbursement/waiver	4.10%	3.57%(c)
Operating expenses including reimbursement/waiver	1.16%	1.24%(c)
Operating expenses excluding reimbursement/waiver	1.36%	1.60%(c)
Portfolio turnover rate	56%	1%(b)

(a)	The Fund began offering Investor Class shares on October 5, 2007.
(b)	Not Annualized.
(c)	Annualized.

120

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Forward International Fixed Income Fund - Institutional Class
	Year Ended December 31, 2008	Period Ended December 31, 2007(a)

Net asset value, beginning of period	$10.19	$10.00
Income/(loss) from operations:
Net investment income	0.44	0.09
Net realized and unrealized gain/(loss) on investments	(0.88)	0.19

Total from investment operations	(0.44)	0.28

Less distributions:
From investment income	(0.48)	(0.09)

Total distributions	(0.48)	(0.09)

Net increase/(decrease) in net asset value	(0.92)	0.19

Net asset value, end of period	$9.27	$10.19

Total Return	(4.60)%	2.77%(b)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$12,088	$12,858
Ratios to average net assets:
Net investment income including reimbursement/waiver	4.27%	3.84%(c)
Operating expenses including reimbursement/waiver	0.97%	0.99%(c)
Operating expenses excluding reimbursement/waiver	1.35%	1.60%(c)
Portfolio turnover rate	56%	1%(b)

(a)	The Fund began offering Institutional Class shares on October 5, 2007.
(b)	Not Annualized.
(c)	Annualized.

121

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Forward International Small Companies Fund - Investor Class
	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004

Net asset value, beginning of period	$18.04	$18.96	$15.11	$12.87	$10.39
Income/(loss) from operations:
Net investment income	0.15	0.11	0.08	0.11(a)	0.05(a)
Net realized and unrealized gain/(loss) on investments	(8.56)	0.64	4.34	3.23	2.59

Total from investment operations	(8.41)	0.75	4.42	3.34	2.64

Less distributions:
From investment income	(0.12)	(0.08)	(0.04)	(0.08)	(0.03)
From capital gains	—	(1.60)	(0.54)	(1.02)	(0.14)

Total distributions	(0.12)	(1.68)	(0.58)	(1.10)	(0.17)

Redemption fees added to paid in capital	—	0.01	0.01	0.00(b)	0.01

Net increase/(decrease) in net asset value	(8.53)	(0.92)	3.85	2.24	2.48

Net asset value, end of period	$9.51	$18.04	$18.96	$15.11	$12.87

Total Return	(46.60)%	3.82%	29.51%	26.57%	25.55%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$108,661	$274,585	$251,488	$64,346	$9,819
Ratios to average net assets:
Net investment income including reimbursement/waiver/repayment of previously waived fees	0.91%	0.54%	0.51%	0.82%	0.47%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.58%(f)	1.60%(e)	1.56%(d)	1.45%	1.46%(c)
Operating expenses excluding reimbursement/waiver	1.61%	1.62%	1.66%	1.84%	2.26%(c)
Portfolio turnover rate	95%	79%	75%	91%	175%

(a)	Per share numbers have been calculated using the average share method.
(b)	Amount represents less than $0.01 per share.
(c)

The Fund incurred ReFlow fees during the year. If the ReFlow fees had been excluded, the ratios of expenses including reimbursement and excluding reimbursement to average net assets for would have been 1.45% and 2.25%, respectively.

(d)	Effective January 2, 2006, the net expense limitation changed from 1.45% to 1.56%.
(e)	Effective January 2, 2007, the net expense limitation changed from 1.56% to 1.60%.
(f)	Effective February 1, 2008, the Advisor had not agreed to limit the expenses.

122

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Forward International Small Companies Fund - Institutional Class
	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004

Net asset value, beginning of period	$18.10	$19.02	$15.15	$12.89	$10.40
Income/(loss) from operations:
Net investment income	0.18	0.14	0.09	0.16(a)	0.08(a)
Net realized and unrealized gain/(loss) on investments	(8.58)	0.68	4.39	3.23	2.61

Total from investment operations	(8.40)	0.82	4.48	3.39	2.69

Less distributions:
From investment income	(0.18)	(0.15)	(0.08)	(0.11)	(0.07)
From capital gains	—	(1.60)	(0.54)	(1.02)	(0.14)

Total distributions	(0.18)	(1.75)	(0.62)	(1.13)	(0.21)

Redemption fees added to paid in capital	—	0.01	0.01	0.00(b)	0.01

Net increase/(decrease) in net asset value	(8.58)	(0.92)	3.87	2.26	2.49

Net asset value, end of period	$9.52	$18.10	$19.02	$15.15	$12.89

Total Return	(46.42)%	4.18%	29.91%	26.81%	25.99%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$329,966	$626,083	$389,983	$144,302	$49,068
Ratios to average net assets:
Net investment income including reimbursement/waiver/repayment of previously waived fees	1.26%	0.84%	0.77%	1.12%	0.75%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.23%(f)	1.25%(e)	1.25%(d)	1.20%	1.21%(c)
Operating expenses excluding reimbursement/waiver	1.25%	1.28%	1.28%	1.46%	2.12%(c)
Portfolio turnover rate	95%	79%	75%	91%	175%

(a)	Per share numbers have been calculated using the average share method.
(b)	Amount represents less than $0.01 per share.
(c)

The Fund incurred ReFlow fees during the year. If the ReFlow fees had been excluded, the ratios of expenses including reimbursement and excluding reimbursement to average net assets would have been 1.20% and 2.11%, respectively.

(d)	Effective January 2, 2006, the net expense limitation changed from 1.20% to 1.26%.
(e)	Effective January 2, 2007, the net expense limitation changed from 1.26% to 1.25%.
(f)	Effective February 1, 2008, the Advisor had not agreed to limit the expenses.

123

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Forward Large Cap Equity Fund - Institutional Class
	Year Ended December 31, 2008	Period Ended December 31, 2007(a)

Net asset value, beginning of period	$11.66	$10.53
Income/(loss) from operations:
Net investment income	0.08	0.09
Net realized and unrealized gain/(loss) on investments	(4.22)	1.12

Total from Investment Operations	(4.14)	1.21

Less distributions:
From investment income	(0.08)	(0.09)

Total distributions	(0.08)	(0.09)

Redemption fees added to paid in capital	—	0.01

Net increase/(decrease) in net asset value	(4.22)	1.13

Net asset value, end of period	$7.44	$11.66

Total Return	(35.48)%	11.59%(b)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$5,016	$6,683
Ratios to average net assets:
Net investment income including reimbursement/waiver	0.91%	0.95%(c)
Operating expenses including reimbursement/waiver	0.99%	0.99%(c)
Operating expenses excluding reimbursement/waiver	1.29%	1.52%(c)
Portfolio turnover rate	89%	75%(d)

(a)	The Fund began offering Institutional Class shares on January 31, 2007.
(b)	Not Annualized.
(c)	Annualized.
(d)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.

124

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

Forward Legato Fund - Investor Class
Period Ended December 31, 2008(a)

Net asset value, beginning of period	$8.92
Income/(loss) from operations:
Net investment loss	(0.00)(b)
Net realized and unrealized loss on investments	(0.67)

Total from investment operations	(0.67)

Less distributions:
From capital gains	(0.25)

Total distributions	(0.25)

Net decrease in net asset value	(0.92)

Net asset value, end of period	$8.00

Total Return	(7.38)%(c)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$906
Ratios to average net assets:
Net investment loss including reimbursement/waiver	(0.30)%(d)
Operating expenses including reimbursement/waiver	1.69%(d)
Operating expenses excluding reimbursement/waiver	2.56%(d)
Portfolio turnover rate	35%(e)

(a)	The Fund began offering Investor Class shares on October 21, 2008.
(b)	Amount represents less than $0.01 per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

125

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

Forward Legato Fund - Institutional Class
Period Ended December 31, 2008(a)

Net asset value, beginning of period	$11.27
Income/(loss) from operations:
Net investment income	0.01
Net realized and unrealized loss on investments	(3.01)

Total from investment operations	(3.00)

Less distributions:
From capital gains	(0.25)

Total distributions	(0.25)

Net decrease in net asset value	(3.25)

Net asset value, end of period	$8.02

Total Return	(26.52)%(b)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$2,142
Ratios to average net assets:
Net investment income including reimbursement/waiver	0.19%(c)
Operating expenses including reimbursement/waiver	1.29%(c)
Operating expenses excluding reimbursement/waiver	1.81%(c)
Portfolio turnover rate	35%(d)

(a)	The Fund began offering Institutional Class shares on May 1, 2008.
(b)	Not Annualized.
(c)	Annualized.
(d)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

126

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

Forward Long/Short Credit Analysis Fund - Investor Class
Period Ended December 31, 2008(a)

Net asset value, beginning of period	$7.63
Income/(loss) from operations:
Net investment income	0.47
Net realized and unrealized loss on investments	(1.68)

Total from investment operations	(1.21)

Less distributions:
From investment income	(0.58)

Total distributions	(0.58)

Net decrease in net asset value	(1.79)

Net asset value, end of period	$5.84

Total Return	(16.59)%(b)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$12,867
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver	13.10%(c)
Operating expenses including reimbursement/waiver	1.84%(c)
Operating expenses excluding reimbursement/waiver	2.52%(c)
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver	8.79%(c)
Operating expenses including reimbursement/waiver	6.14%(c)
Operating expenses excluding reimbursement/waiver	6.82%(c)
Portfolio turnover rate	311%(d)

(a)	The Fund began offering Investor Class shares on May 1, 2008.
(b)	Not Annualized.
(c)	Annualized.
(d)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

127

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

Forward Long/Short Credit Analysis Fund - Institutional Class
Period Ended December 31, 2008(a)

Net asset value, beginning of period	$7.63
Income/(loss) from operations:
Net investment income	0.39
Net realized and unrealized loss on investments	(1.59)

Total from investment operations	(1.20)

Less distributions:
From investment income	(0.62)

Total distributions	(0.62)

Net decrease in net asset value	(1.82)

Net asset value, end of period	$5.81

Total Return	(16.35)%(b)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$793
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver	12.49%(c)
Operating expenses including reimbursement/waiver	1.49%(c)
Operating expenses excluding reimbursement/waiver	2.53%(c)
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver	8.58%(c)
Operating expenses including reimbursement/waiver	5.40%(c)
Operating expenses excluding reimbursement/waiver	6.44%(c)
Portfolio turnover rate	311%(d)

(a)	The Fund began offering Institutional Class shares on May 1, 2008.
(b)	Not Annualized.
(c)	Annualized.
(d)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

128

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Forward Mini-Cap Fund - Investor Class
	Year Ended December 31, 2008(a)	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004

Net asset value, beginning of period	$16.62	$19.27	$17.81	$16.26	$14.21
Income/(loss) from operations:
Net investment loss	(0.14)	(0.19)	(0.16)	(0.20)	(0.19)
Net realized and unrealized gain/(loss) on investments	(5.73)	(0.36)	2.36	2.20	2.41

Total from investment operations	(5.87)	(0.55)	2.20	2.00	2.22

Less distributions:
From investment income	(0.08)	—	—	—	—
From capital gains	—	(2.10)	(0.75)	(0.45)	(0.17)

Total distributions	(0.08)	(2.10)	(0.75)	(0.45)	(0.17)

Redemption fees added to paid in capital	—	0.00(b)	0.01	0.00(b)	0.00(b)

Net increase/(decrease) in net asset value	(5.95)	(2.65)	1.46	1.55	2.05

Net asset value, end of period	$10.67	$16.62	$19.27	$17.81	$16.26

Total Return	(35.30)%	(3.04)%	12.44%	12.28%	15.64%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$5,040	$7,909	$10,202	$8,741	$7,722
Ratios to average net assets:
Net investment loss including reimbursement/waiver/repayment of previously waived fees	(1.00)%	(0.85)%	(0.74)%	(1.25)%	(1.41)%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.60%	1.60%(d)	1.78%(c)	1.99%	1.95%
Operating expenses excluding reimbursement/waiver	1.87%	1.69%	1.78%	1.99%	2.21%
Portfolio turnover rate	373%	321%	270%	277%	306%

(a)	Prior to May 1, 2008, the Forward Mini-Cap Fund was known as the Forward Hoover Mini-Cap Fund.
(b)	Amount represents less than $0.01 per share.
(c)	Effective January 2, 2006, the net expense limitation changed from 1.99% to 1.79%.
(d)	Effective January 2, 2007 to October 31, 2007, there was no expense limitation. Effective November 1, 2007, the expense limitation is 1.60%.

129

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Forward Mini-Cap Fund - Institutional Class
	Year Ended December 31, 2008(a)	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004

Net asset value, beginning of period	$17.03	$19.63	$18.05	$16.38	$14.24
Income/(loss) from operations:
Net investment loss	(0.17)	(0.09)	(0.02)	(0.11)	(0.09)
Net realized and unrealized gain/(loss) on investments	(5.80)	(0.41)	2.35	2.23	2.40

Total from investment operations	(5.97)	(0.50)	2.33	2.12	2.31

Less distributions:
From investment income	(0.08)	—	—	—	—
From capital gains	—	(2.10)	(0.75)	(0.45)	(0.17)

Total distributions	(0.08)	(2.10)	(0.75)	(0.45)	(0.17)

Redemption fees added to paid in capital	—	0.00(b)	0.00(b)	0.00(b)	0.00(b)

Net increase/(decrease) in net asset value	(6.05)	(2.60)	1.58	1.67	2.14

Net asset value, end of period	$10.98	$17.03	$19.63	$18.05	$16.38

Total Return	(35.04)%	(2.73)%	12.94%	12.92%	16.24%
Ratios/supplemental data:
Net Assets, End of Period (in 000s)	$21,733	$84,401	$100,181	$31,088	$24,706
Ratios to average net assets:
Net investment loss including reimbursement/waiver/repayment of previously waived fees	(0.63)%	(0.50)%	(0.19)%	(0.69)%	(0.86)%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.25%	1.25%(d)	1.23%(c)	1.43%	1.43%
Operating expenses excluding reimbursement/waiver	1.52%	1.36%	1.37%	1.71%	1.87%
Portfolio turnover rate	373%	321%	270%	277%	306%

(a)	Prior to May 1, 2008, the Forward Mini-Cap Fund was known as the Forward Hoover Mini-Cap Fund.
(b)	Amount represents less than $0.01 per share.
(c)	Effective January 2, 2006, the net expense limitation changed from 1.43% to 1.23%.
(d)	Effective January 2, 2007 to March 31, 2007, there was no expense limitation. Effective April 1, 2007, the expense limitation is 1.25%.

130

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Forward Real Estate Fund - Investor Class
	Year Ended December 31, 2008(a)	Year Ended December 31, 2007	Year Ended December 31, 2006(b)	Year Ended December 31, 2005	Year Ended December 31, 2004

Net asset value, beginning of period	$14.30	$20.66	$16.69	$16.62	$14.01
Income/(loss) from operations:
Net investment income	0.22	0.30	0.13	0.33	0.34
Net realized and unrealized gain/(loss) on investments	(5.88)	(3.21)	5.08	1.47	3.62

Total from investment operations	(5.66)	(2.91)	5.21	1.80	3.96

Less distributions:
From investment income	(0.19)	(0.27)	(0.27)	(0.22)	(0.59)
From capital gains	(0.09)	(3.18)	(0.97)	(1.50)	(0.76)
Tax return of capital	(0.01)	—	—	(0.01)	—

Total distributions	(0.29)	(3.45)	(1.24)	(1.73)	(1.35)

Redemption fees added to paid in capital	—	0.00(c)	0.00(c)	0.00(c)	0.00(c)

Net increase/(decrease) in net asset value	(5.95)	(6.36)	3.97	0.07	2.61

Net asset value, end of period	$8.35	$14.30	$20.66	$16.69	$16.62

Total Return	(39.88)%	(15.30)%	31.24%	11.01%	28.77%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$19,065	$38,962	$48,450	$43,288	$48,346
Ratios to average net assets:
Net investment income including reimbursement/waiver	1.53%	1.22%	0.70%	1.98%	2.23%
Operating expenses including reimbursement/waiver	1.47%	1.41%(f)	1.35%(d)	1.79%	1.85%
Operating expenses excluding reimbursement/waiver	n/a	n/a	n/a(e)	n/a(e)	n/a(e)
Portfolio turnover rate	7%	40%	19%	21%	32%

(a)	Prior to January 20, 2009, the Forward Real Estate Fund was known as the Forward Progressive Real Estate Fund.
(b)	Prior to October 30, 2006, the Forward Progressive Real Estate Fund was known as the Forward Uniplan Real Estate Investment Fund.
(c)	Amount represents less than $0.01 per share.
(d)	Effective January 2, 2006, the net expense limitation changed from 1.79% to 1.69%
(e)	Not applicable, no reimbursements were made by the Advisor.
(f)	Effective January 2, 2007, the Advisor had not agreed to limit the expenses.

131

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

Forward Real Estate Fund - Institutional Class
Period Ended December 31, 2008(a)

Net asset value, beginning of period	$15.39
Income/(loss) from operations:
Net investment income	0.16
Net realized and unrealized loss on investments	(6.92)

Total from investment operations	(6.76)

Less distributions:
From investment income	(0.38)
From capital gains	(0.09)
Tax return of capital	(0.03)

Total distributions	(0.50)

Net decrease in net asset value	(7.26)

Net asset value, end of period	$8.13

Total Return	(44.33)%(b)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$3,747
Ratios to average net assets:
Net investment income	2.05%(c)
Operating expenses	1.26%(c)
Portfolio turnover rate	7%(d)

(a)	The Fund began offering Institutional Class shares on May 1, 2008. Prior to January 20, 2009, the Forward Real Estate Fund was known as the Forward Progressive Real Estate Fund.
(b)	Not Annualized.
(c)	Annualized.
(d)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

132

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Forward Small Cap Equity Fund - Investor Class
	Year Ended December 31, 2008(a)	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004

Net Asset Value, Beginning Of Year	$19.71	$20.47	$19.40	$18.45	$16.17
Income/(loss) From Operations:
Net investment loss	(0.11)	(0.22)	(0.16)	(0.14)	(0.17)
Net realized and unrealized gain/(loss) on investments	(7.58)	1.76	1.96	1.91	3.86

Total from investment operations	(7.69)	1.54	1.80	1.77	3.69

Less distributions:
From investment income	(0.04)	—	—	—	—
From capital gains	—	(2.30)	(0.75)	(0.82)	(1.41)

Total distributions	(0.04)	(2.30)	(0.75)	(0.82)	(1.41)

Redemption fees added to paid in capital	—	0.00(b)	0.02	0.00(b)	0.00(b)

Net increase/(decrease) in net asset value	(7.73)	(0.76)	1.07	0.95	2.28

Net asset value, end of period	$11.98	$19.71	$20.47	$19.40	$18.45

Total Return	(39.02)%	7.36%	9.34%	9.63%	22.77%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$202,874	$386,404	$407,848	$323,125	$187,230
Ratios to average net assets:
Net investment loss including reimbursement/waiver/repayment of previously waived fees	(0.60)%	(1.05)%	(0.79)%	(0.96)%	(1.21)%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.65%	1.71%(d)	1.69%	1.73%(c)	1.78%
Operating expenses excluding reimbursement/waiver	n/a	n/a	1.71%	1.98%	1.80%
Portfolio turnover rate	313%	232%	210%	181%	207%

(a)	Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.
(b)	Amount represents less than $0.01 per share.
(c)	Effective July 1, 2005, the net expense limitation changed from 1.89% to 1.69%.
(d)	Effective January 2, 2007, the Advisor had not agreed to limit the expenses.

133

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Forward Small Cap Equity Fund - Institutional Class
	Year Ended December 31, 2008(a)	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004

Net asset value, beginning of year	$20.27	$20.93	$19.77	$18.71	$16.31
Income/(loss) from operations:
Net investment loss	(0.07)	(0.16)	(0.05)	(0.08)	(0.07)
Net realized and unrealized gain/(loss) on investments	(7.79)	1.80	1.95	1.96	3.88

Total from investment operations	(7.86)	1.64	1.90	1.88	3.81

Less distributions:
From investment income	(0.04)	—	—	—	—
From capital gains	—	(2.30)	(0.75)	(0.82)	(1.41)

Total distributions	(0.04)	(2.30)	(0.75)	(0.82)	(1.41)

Redemption fees added to paid in capital	—	0.00(b)	0.01	0.00(b)	0.00(b)

Net increase/(decrease) in net asset value	(7.90)	(0.66)	1.16	1.06	2.40

Net asset value, end of period	$12.37	$20.27	$20.93	$19.77	$18.71

Total Return	(38.78)%	7.67%	9.63%	10.08%	23.31%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$141,442	$178,787	$139,716	$34,442	$10,491
Ratios to average net assets:
Net investment loss including reimbursement/waiver/repayment of previously waived fees	(0.25)%	(0.70)%	(0.47)%	(0.53)%	(0.76)%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.30%	1.37%(c)	1.34%	1.34%	1.34%
Operating expenses excluding reimbursement/waiver	n/a	n/a	1.39%	1.66%	1.48%
Portfolio turnover rate	313%	232%	210%	181%	207%

(a)	Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.
(b)	Amount represents less than $0.01 per share.
(c)	Effective January 2, 2007, the Advisor had not agreed to limit the expenses.

134

FORWARD FUNDS PRIVACY POLICY

Forward Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Forward Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment adviser or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

135

FORWARD FUNDS

Forward Banking and Finance Fund

Forward Emerging Markets Fund

Forward Growth Fund

Forward International Equity Fund

Forward International Fixed Income Fund

Forward International Small Companies Fund

Forward Large Cap Equity Fund

Forward Legato Fund

Forward Long/Short Credit Analysis Fund

Forward Mini-Cap Fund

Forward Real Estate Fund

Forward Small Cap Equity Fund

INVESTMENT ADVISOR

Forward Management, LLC

SUB-ADVISORS

Cedar Ridge Partners, LLC

Forward Long/Short Credit Analysis Fund

Conestoga Capital Advisors, LLC

Netols Asset Management Inc.

Riverbridge Partners, LLC

Forward Legato Fund

Emerald Mutual Fund Advisors Trust

Forward Banking and Finance Fund

Forward Growth Fund

Forward Uniplan Advisors, Inc.

Forward Real Estate Fund

Hoover Investment Management Co., LLC

Forward Mini-Cap Fund

Forward Small Cap Equity Fund

Pictet Asset Management Limited

Forward Emerging Markets Fund

Forward International Small Companies Fund

Pictet Asset Management SA

Forward International Fixed Income Fund

Piedmont Investment Advisors, LLC

Forward Large Cap Equity Fund

ADMINISTRATOR

ALPS Fund Services, Inc.

DISTRIBUTOR

ALPS Distributors, Inc.

COUNSEL

Dechert LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers, LLP

CUSTODIAN

Brown Brothers Harriman & Co.

TRANSFER AGENT

ALPS Fund Services, Inc.

➢	Forward Banking and Finance Fund

➢	Forward Emerging Markets Fund

➢	Forward Growth Fund

➢	Forward International Equity Fund

➢	Forward International Fixed Income Fund

➢	Forward International Small Companies Fund

➢	Forward Large Cap Equity Fund

➢	Forward Legato Fund

➢	Forward Long/Short Credit Analysis Fund

➢	Forward Mini-Cap Fund

➢	Forward Real Estate Fund

➢	Forward Small Cap Equity Fund

WANT MORE INFORMATION?

You can find out more about our Funds by reviewing the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports list the holdings of each Fund, describe each Fund’s performance, include the Funds’ financial statements, and discuss the market conditions and strategies that significantly affected the Funds’ performance during its last fiscal year.

              FWD001945    050110

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI”) contains additional and more detailed information about each Fund and is considered a part of this Prospectus. The SAI also contains a description of the Funds’ policies and procedures for disclosing its portfolio holdings.

HOW DO I OBTAIN A COPY OF THESE DOCUMENTS?

By following one of the four procedures below:

1.	Call or write, and copies will be sent to you free of charge: Forward Funds, P.O. Box 1345, Denver, CO 80201, (800) 999-6809.

Or go to www.forwardfunds.com and download a free copy.

2.	Write to the Public Reference Section of the SEC and ask them to mail you a copy. Public Reference Section of the SEC Washington, D.C. 20549-0102. The SEC charges a fee for this service. You can also drop by the Public Reference Section and copy the documents while you are there. Information about the Public Reference Section may be obtained by calling: (202) 551-8090.
3.	Go to the EDGAR database on the SEC’s web site at www.sec.gov and download a free text-only copy.
4.	After paying a duplicating fee, you may also send an electronic request to the SEC at publicinfo@sec.gov.

Investment Company Act File No. 811-06722

FORWARD FUNDS

433 California Street, 11th Floor

San Francisco, California 94104

(800) 999-6809

Forward Banking and Finance Fund

Forward Emerging Markets Fund

Forward Growth Fund

Forward International Equity Fund

Forward International Fixed Income Fund

Forward International Small Companies Fund

Forward Large Cap Equity Fund

Forward Legato Fund

Forward Long/Short Credit Analysis Fund

Forward Mini-Cap Fund

Forward Real Estate Fund

Forward Small Cap Equity Fund

Statement of Additional Information

dated May 1, 2009

Forward Funds (“Forward Funds,” the “Funds” or the “Trust”) is an open-end management investment company commonly known as a mutual fund. The Trust offers multiple series known as the Forward Funds and multiple series known as the Accessor Funds. There is no assurance that any of the Funds will achieve its objective.

This SAI is not a Prospectus and should be read in conjunction with the Prospectuses for the Funds, dated May 1, 2009, which have been filed with the Securities and Exchange Commission (“SEC”). This SAI incorporates by reference the financial statements of the Funds included in the Shareholder Reports dated December 31, 2008 (“Financial Statements”) relating to those Funds. A copy of the Prospectuses for the Funds and the Financial Statements of the Funds, including the Independent Registered Public Accountants’ Reports, may be obtained free of charge by calling the Funds’ distributor at (800) 999-6809.

ORGANIZATION OF FORWARD FUNDS

The Trust is an open-end management investment company, commonly known as a mutual fund. The Trust offers multiple series known as the Forward Funds, which are discussed in this SAI, and multiple series known as the Accessor Funds. The Trust was organized as a Pennsylvania common law trust on August 26, 1992 under the name HomeState Group and was reorganized effective April 7, 2005 as a Delaware statutory trust created on February 1, 2005.

The Forward Growth Fund and the Forward Banking and Finance Fund are successor mutual funds to previously operational funds with the same respective names (the “Predecessor Emerald Funds,” each a “Predecessor Emerald Fund”), which were series of a separate legal entity called the HomeState Group (the “Predecessor Trust”), a Pennsylvania common law trust. The Predecessor Emerald Funds were reorganized into the Funds effective after the close of business on May 1, 2005. Any reference in this SAI to performance information, financial highlights, events that occurred or payments that were made prior to May 1, 2005 for the Forward Banking and Finance Fund and Forward Growth Fund refers to the Predecessor Emerald Fund or Predecessor Trust. Prior to May 1, 2008, the Forward Growth Fund was named the Forward Emerald Growth Fund, and prior to May 1, 2005, the Fund was named the Emerald Growth Fund. Prior to May 1, 2008, the Forward Banking and Finance Fund was named the Forward Emerald Banking and Finance Fund, and prior to May 1, 2005, the Fund was named the Emerald Select Banking and Finance Fund.

The Forward Emerging Markets Fund, Forward Mini-Cap Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Legato Fund, and Forward Real Estate Fund are successor mutual funds to previously operational funds with the same respective names (the “Predecessor Forward Funds,” each a “Predecessor Forward Fund”), which were series of a separate legal entity called Forward Funds, Inc. (the “Predecessor Company”), a Maryland corporation. The Predecessor Forward Funds were reorganized into corresponding series of the Trust effective after the close of business on June 30, 2005. Any reference in this SAI to performance information, financial highlights, events that occurred or payments that were made prior to June 30, 2005 for any of these Funds refers to the Predecessor Forward Fund or Predecessor Company. Prior to May 1, 2008, the Forward Emerging Markets Fund was named the Forward Global Emerging Markets Fund. Prior to May 1, 2008, the Forward Mini-Cap Fund was named the Forward Hoover Mini-Cap Fund. Prior to May 1, 2008, the Forward Small Cap Fund was named the Forward Hoover Small Cap Fund. Prior to January 20, 2009, the Forward Real Estate Fund was named the Forward Progressive Real Estate Fund.

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share.

Forward Funds offers Investor Class, Institutional Class, Class A (except for the Forward Long/Short Credit Analysis Fund) and Class C shares for each of the Funds.

The Board of Trustees may establish additional Funds and classes of shares at any time in the future without shareholder approval. Holders of shares of the Funds have one vote for each share held, and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

1

MANAGEMENT OF THE FUNDS

Board of Trustees

The Trust’s Board of Trustees oversees the management and business of the Funds. The Trustees are elected by shareholders of the Trust, or, in certain circumstances, may be appointed by the other Trustees. There are currently four Trustees, three of whom are not “interested persons” of the Trust as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Trustees and Officers of the Trust, along with their affiliations over the last five years, are set forth below.

INDEPENDENT TRUSTEES:

Name, Address, and Age*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
Haig G. Mardikian Age: 61	Chairman	Since 1998+	Owner of Haig G. Mardikian Enterprises, a real estate investment business (1971 to present); General Partner of M&B Development, a real estate investment business (1982 to present); General Partner of George M. Mardikian Enterprises, a real estate investment business (1983 to 2002); President and Director of Adiuvana-Invest, Inc., a real estate investment business (1983 to present); Vice Chairman and Trustee of the William Saroyan Foundation (1992 to present) and President (2007 to present). Mr. Mardikian served as Managing Director of the United Broadcasting Company, radio broadcasting (1983 to 2001) and Chairman and Director of SIFE Trust Fund (1978 to 2002). Trustee of the International House of UC Berkeley (2001 to present); Director of Near East Foundation (2005 to present); President of Foundation of City College San Francisco (2006 – present); Director of the Downtown Association of San Francisco (1982 to 2006); Director of the Market Street Association (1982 to 2006); Trustee of Trinity College (1998 to 2006); Trustee of the Herbert Hoover Presidential Library (1997 to present); Trustee of the Herbert Hoover Foundation (2002 to present); Board of Overseers of Hoover Institution (2006 – present); Trustee of the Advisor California Civil Liberties Public Education Fund (1997 to 2006); Director of The Walnut Management Co (2008 to present).	35	None

2

Name, Address, and Age*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
Donald O’Connor Age: 72	Trustee	Since 2000+	Financial Consultant (1997 to present); Retired Vice President of Operations, Investment Company Institute (“ICI”), a mutual fund trade association (1969 to 1993); Executive Vice President and Chief Operating Officer, ICI Mutual Insurance Company, an insurance company (1987 to 1997); Chief, Branch of Market Surveillance, Securities and Exchange Commission (1964 to 1969).	35	Trustee of the Advisors Series Trust (15) (1997 to present).

DeWitt F. Bowman Age: 78	Trustee, Audit Committee Chairman	Since 2006 (Director of Forward Funds, Inc. since 2000)+	Principal, Pension Investment Consulting, a consulting company (1994 to present); Interim Treasurer and Vice President for Investments, Regents of the University of California (2000 to 2001); Treasurer of Pacific Pension Institute, a
			non-profit education organization (1994 to 2002); Treasurer of Edgewood Center for Children and Families, a non-profit care center (1994 to 2004); Director, Episcopal Diocese of California, a nonprofit religious organization (1964 to present); Director RREEF America Fund, a real estate investment trust (1994 to 2006); Trustee of the Pacific Gas and Electric Nuclear Decommissioning Trust Fund, a nuclear decommissioning trust (1994 to present).	35	Trustee, Brandes Institutional International Fund (May 1995 to present); Trustee, RREEF America III (December 2002 to present); Trustee, Sycuan Funds (September 2003 to present); Trustee, Brandes Sep Mun Acct Reserve Trust (February 2005 to present); Trustee, PCG Private Equity Fund, (March 1994 to present).

3

INTERESTED TRUSTEE:

Name, Address, and Age*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
J. Alan Reid, Jr. **** Age: 46	President, Trustee	Since 2001+	Chief Executive Officer of Forward Management, LLC, an investment advisor (2001 to present); Chief Executive Officer and Director, ReFlow Management Co., LLC, an investment services company (2001 to present); Chief Executive Officer and Director, ReFlow Fund, an investment services company (2002 to present); Chief Executive Officer, Sutton Place Management, an investment management company (2001 to present); Chief Executive Officer, Sutton Place Associates, LLC, an investment services company, (2001 to present); Chief Executive Officer, FISCOP, LLC, (2001 to present); Chief Executive Officer, Broderick Management, LLC, an investment management company (2001 to present); Senior Vice President, Director of Business Delivery, Morgan Stanley Online, a financial services company (1999 to 2001); Executive Vice President and Treasurer, Webster Investment Management Co., LLC (1998 to 1999); Vice President, Regional Director, Investment Consulting Services, Morgan Stanley, Dean Witter, Discover & Co., a financial services company (1992 to 1998); Vice President of the Board of Trustees of Centerpoint, a public health and welfare organization (1997 to present); Advisory Board Member, Finaplex, a software company (2002 to present); Advisory Board of SunGard Expert Solutions (1998 to present).	35	Director, FOLIOfn, Inc. (2002 to present).

*	Each Trustee may be contacted by writing to the Trustee, c/o Forward Management, LLC, 433 California Street, 11th Floor, San Francisco, CA 94104.
**

Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his successor, if any, elected at such meeting; or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust.

***

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act. The parenthetical number represents the number of portfolios within a fund or fund complex.

****

Mr. Reid is considered an interested Trustee because he acts as Chief Exectutive Officer of Forward Management, LLC, the Funds’ investment advisor, and holds other positions with an affiliate of the Trust.

+

Each Trustee, other than Mr. Bowman has served as Trustee to the Trust since May 1, 2005. However, beginning on the date indicated in the chart, each Trustee served as a director for the nine series of Forward Funds, Inc., which were reorganized as series of the Trust effective July 1, 2005. Mr. Bowman was appointed as Trustee effective January 1, 2006, and served as a director for the nine series of Forward Funds, Inc. since 2000.

4

OFFICERS:

Name, Address, and Age*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
Barbara H. Tolle 433 California Street 11th Floor San Francisco, CA 94104 Age: 59	Treasurer, Forward Funds	Since 2006	Director of Fund Accounting and Operations, Forward Management (since 2006); Vice President and Director, Fund Accounting and Administration, PFPC Inc. (1999-2006).

Mary Curran 433 California Street 11th Floor San Francisco, CA 94104 Age: 61	Secretary	Since 2004**	Chief Legal Officer, Forward Management (since 2002); Chief Legal Officer, ReFlow Management Co., LLC (since 2002); General Counsel, Morgan Stanley Online (1997-2002).

Judith M. Rosenberg 433 California Street 11th Floor San Francisco, CA 94104 Age: 60	Chief Compliance Officer and Chief Legal Officer	Since 2006	Chief Compliance Officer, Forward Management (since 2005); First Vice President and Senior Attorney, Morgan Stanley (1984-2005).

Cecilia Herbert*** 433 California Street 11th Floor San Francisco, CA 94104 Age: 60		Since 2009	Director, Barclays iShares Inc. (since 2005); Member of Audit & Governance Committees, Barclays iShares Trust (since 2005); President, Board of Catholic Charities CYO (since 2007); Trustee, Thacher School (since 2002); Chair, Thacher School Investment Committee (since 2005); Chair, Thacher School Finance Committee (2005 - 2008); Director, Women’s Forum West (2004 - 2006); Chair, Investment Committee, Archdiocese of San Francisco (1994 - 2005); Member, Finance Committee, Archdiocese of San Francisco (since 1994); Trustee, Pacific Select Funds (2004 - 2005).

*

Each officer shall hold office at the pleasure of the Board of Trustees until the next annual meeting of the Trust or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.

**

Ms. Curran has served as an officer of the Trust since May 1, 2005. However, beginning on the date indicated in the chart, Ms. Curran served as an officer for the nine series of Forward Funds, Inc., which were reorganized as series of the Trust effective July 1, 2005.

***	Ms. Herbert is a member of the Advisory Board of the Trust.

5

The Board of Trustees has established two standing committees in connection with its governance of the Funds: Audit and Nominating Committees. The Audit Committee consists of three members: Messrs. Bowman, Mardikian, and O’Connor. The functions performed by the Audit Committee include, among other things, considering the matters pertaining to the Trust’s financial records and internal accounting controls and acting as the principal liaison between the Board and the Trust’s independent registered public accounting firm. During the fiscal year ended December 31, 2008 the Audit Committee convened five times.

The Nominating Committee consists of three members: Messrs. Bowman, Mardikian, and O’Connor. The function performed by the Nominating Committee is to select and nominate candidates to serve as non-interested Trustees (including considering written nominations from shareholders delivered to the Trust at its address on the cover of this SAI), and approve officers and committee members. During the fiscal year ended December 31, 2008, the Nominating Committee convened three times.

The following table sets forth information regarding the ownership of the Fund by each of the Trustees, and information regarding the aggregate ownership by each Trustee of the Forward Funds.

Information As Of December 31, 2008

INDEPENDENT TRUSTEES

Name of Trustee	Fund	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Haig G. Mardikian	Forward Banking and Finance Fund	A	C
	Forward Emerging Markets Fund	A	C
	Forward Growth Fund	A	C
	Forward International Equity Fund	C	C
	Forward International Fixed Income Fund	A	C
	Forward International Small Companies Fund	A	C
	Forward Large Cap Equity Fund	A	C
	Forward Legato Fund	A	C
	Forward Long/Short Credit Analysis Fund	A	C
	Forward Mini-Cap Fund	A	C
	Forward Real Estate Fund	B	C
	Forward Small Cap Equity Fund	C	C
Donald O’Connor	Forward Banking and Finance Fund	A	E
	Forward Emerging Markets Fund	A	E
	Forward Growth Fund	A	E
	Forward International Equity Fund	A	E
	Forward International Fixed Income Fund	A	E
	Forward International Small Companies Fund	A	E
	Forward Large Cap Equity Fund	A	E
	Forward Legato Fund	A	E
	Forward Long/Short Credit Analysis Fund	A	E
	Forward Mini-Cap Fund	A	E
	Forward Real Estate Fund	A	E
	Forward Small Cap Equity Fund	E	E

6

DeWitt F. Bowman	Forward Banking and Finance Fund	A	D
	Forward Emerging Markets Fund	C	D
	Forward Growth Fund	A	D
	Forward International Equity Fund	C	D
	Forward International Fixed Income Fund	A	D
	Forward International Small Companies Fund	C	D
	Forward Large Cap Equity Fund	A	D
	Forward Legato Fund	A	D
	Forward Long/Short Credit Analysis Fund	A	D
	Forward Mini-Cap Fund	A	D
	Forward Real Estate Fund	A	D
	Forward Small Cap Equity Fund	A	D
INTERESTED TRUSTEE:
Name of Trustee	Fund	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
J. Alan Reid, Jr.	Forward Banking and Finance Fund	C	E
	Forward Emerging Markets Fund	C	E
	Forward Growth Fund	C	E
	Forward International Equity Fund	D	E
	Forward International Fixed Income Fund	C	E
	Forward International Small Companies Fund	C	E
	Forward Large Cap Equity Fund	C	E
	Forward Legato Fund	C	E
	Forward Long/Short Credit Analysis Fund	C	E
	Forward Mini-Cap Fund	C	E
	Forward Real Estate Fund	C	E
	Forward Small Cap Equity Fund	C	E

*	Key to Dollar Ranges
A	None
B	$1-$10,000
C	$10,001 - $50,000
D	$50,001 - $100,000
E	Over $100,000

As of December 31, 2008, no Trustee who is not an interested person of the Trust owned any securities of the Funds’ Investment Advisor, any of the Funds’ Sub-Advisors, ALPS Distributors, Inc. (the “Distributor”) or their affiliates.

7

Trustee Compensation

The Trust pays each independent Trustee a retainer fee in the amount of $25,000 per year, $10,000 each for attendance in person at a regular meeting ($5,000 for attendance via telephone at a regular meeting). The Funds also pay each independent Trustee $3,000 for attendance in person at each special meeting or committee meeting that is not held in conjunction with a regular meeting, and $2,250 for attendance at a special telephonic meeting, and $1,000 per day for participation in Trust-related meetings not held in conjunction with a meeting. The Chairman of the Board of Trustees and the Chairman of the Audit Committee each receive a special retainer fee in the amount of $10,000 per year. The interested Trustee does not receive any compensation by the Funds. Officers of the Trust and Trustees who are affiliated persons of the Funds, their investment advisor or sub-advisors do not receive any compensation from the Trust or any other funds managed by the Funds’ investment advisor or sub-advisors. As of December 31, 2008, the Officers and Trustees owned less than 1% of the outstanding shares of the Funds. As discussed below in “Investment Advisory and Other Services – Other Service Providers,” the Trust has agreed to compensate the Investment Advisor for, among other expenses, providing an officer or employee of the Investment Advisor to serve as Chief Compliance Officer for the Funds, and may compensate the Investment Advisor for the time of other officers or employees of the Investment Advisor who serve in other compliance capacities for the Funds.

Compensation Received From Funds (as of December 31, 2008)

Name and Position	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued As Part of Funds’ Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex (1)
J. Alan Reid, Jr. Trustee*	None	None	None	None
Haig G. Mardikian, Trustee	$62,750	$0	$0	$62,750
Donald O’Connor, Trustee	$45,750	$0	$0	$45,750
DeWitt F. Bowman, Trustee	$62,750	$0	$0	$62,750

*	Interested
(1)	The Fund Complex consists of the Trust, which currently consists of thirty-five series.

Trustee and Officer Indemnification

The Declaration of Trust provides that the Trust will indemnify the Trustees and may indemnify its officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Trust that they have acted in bad faith, with reckless disregard of their duties, willful misconduct or gross negligence. The Trust, at its expense, may provide liability insurance for the benefit of its Trustees and its officers.

PORTFOLIO HOLDINGS DISCLOSURE

Forward Funds has adopted policies and procedures related to the selective disclosure of portfolio holdings (“Disclosure Policies”). The Disclosure Policies provide that it is the policy of Forward Funds and their service providers to protect the confidentiality of their holdings and prevent the selective disclosure of non-public information about the Funds’ portfolio holdings. The Disclosure Policies are designed to address conflicts of interest between the Funds’ shareholders and its Investment Advisor, Sub-Advisors, principal underwriter or any affiliated person of such entities by limiting and delineating the circumstances under which non-public information about the Funds’ portfolio holdings may be disseminated. No information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except in limited circumstances, as described below.

Violations of the Disclosure Policies must be reported to the Trust’s Chief Compliance Officer. If the Chief Compliance Officer, in the exercise of his or her duties, deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the 1940 Act, he/she shall report it to the Trust’s Board of Trustees, as required by Rule 38a-1.

8

Disclosures Required by Law

Nothing contained in the Disclosure Policies is intended to prevent the disclosure of portfolio holdings information as may be required by applicable laws and regulations. For example, the Funds or any of their affiliates or service providers may file any report required by applicable law, such as periodic portfolio disclosure in filings with the Securities and Exchange Commission, respond to requests from regulators, and comply with valid subpoenas.

Public Disclosures on Web Site

Forward Funds discloses the portfolio holdings of each Fund, except the Forward Long/Short Credit Analysis Fund, as of the end of each month on its web site at www.forwardfunds.com. Portfolio holdings as of month-end will be posted on the 21st day of the next succeeding month (or, if the 21st day is not a business day, then on the next business day). The portfolio holdings for each month will remain available on the web site for a minimum of six months following the date posted. In addition, the Forward Funds may, at the discretion of the Investment Advisor, publicly disclose portfolio holdings information at any time with respect to securities held by the Funds that are in default, distressed, or experiencing a negative credit event. Any such disclosure will be broadly disseminated via the Funds’ website or other means.

Forward Funds discloses the portfolio holdings of the Forward Long/Short Credit Analysis Fund quarterly on its web site at www.forwardfunds.com no sooner than one day after such information is filed with the SEC in a publicly available filing. The portfolio holdings for each quarter remain available on the web site for a minimum of six months following the date posted.

Confidential Dissemination of Portfolio Holdings

The Funds may disclose portfolio holdings, under Conditions of Confidentiality, as defined herein, before their public disclosure is required or authorized by policy as above, to service providers, to data aggregators, and to mutual fund evaluation and due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. Holdings authorized to be disclosed may be disclosed by officers of the Funds, the Investment Advisor, or service providers in possession of such information. Such holdings are released under conditions of confidentiality. “Conditions of Confidentiality” means that:

(a)

the recipient may not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become public information; and

(b)

the recipient must sign a written Confidentiality Agreement in form and substance acceptable to the Funds’ Chief Compliance Officer which, among other things, provides that the recipient of the portfolio holdings information agrees to limit access to the information to those persons who are subject to confidentiality obligations, and includes an obligation not to trade on non-public information.

The Trust’s Board of Trustees or Chief Compliance Officer may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those imposed by the Disclosure Policies, or may approve exceptions or revisions to the Disclosure Policies. For example, the Funds may determine to not provide purchase and sale information with respect to Funds that invest in smaller capitalization companies or less liquid securities. The Disclosure Policies may not be waived, or exceptions made, without the consent of the Trust’s Board of Trustees or Chief Compliance Officer.

The Board of Trustees will review at least annually a list of the entities that have received such information, the frequency of such disclosures and the business purpose therefore. Any material changes to the policies and procedures for the disclosure of portfolio holdings will be reported to the Board on at least an annual basis.

The identity of the entities with which Forward Funds has ongoing arrangements to provide portfolio holdings information under Conditions of Confidentiality, the frequency with which they receive such information and the length of the lag between the date of the information and the date it is disclosed is provided below:

1.	Legato Capital Management, LLC – Daily for the Forward Legato Fund with no delay.

2.	Vestek - Daily for the Forward Legato Fund with no delay.

9

3.	FactSet Research Systems Inc. – Daily for all Funds with no delay.

4.	Electra Information Systems Inc. – Daily for all Funds with no delay.

5.	Glass, Lewis & Co. – Daily (or less frequently) for all Funds with no delay.

The policy also permits the daily or less frequent disclosure of any and all portfolio information to the Funds’ service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities, such as the Funds’ custodian, fund accountants, investment advisor and sub-advisors, administrator, independent public accountants, attorneys, officers and directors and each of their respective affiliates and advisors, who are subject to duties of confidentiality imposed by law and/or contract, including a duty not to trade on non-public information.

Analytical Information

The Funds or their duly authorized service providers may distribute the following information concerning each Fund’s portfolio before disclosure of all portfolio holdings is made as discussed above, provided that the information has been publicly disclosed (via the Funds’ website or otherwise):

•	Top Twenty-five Holdings. Top twenty-five holdings and the total percentage of the Fund such aggregate holdings represent.

•	Sector Holdings. Sector information and the total percentage of the Fund held in each sector.

•	Other Portfolio Characteristic Data. Any other analytical data that does not identify any specific portfolio holding.

Press Interviews, Broker Discussions, etc.

Portfolio managers and other senior officers or spokespersons of the Funds may disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with these Disclosure Policies. For example, a portfolio manager discussing a particular Fund may indicate that he or she likes and/or owns for the Fund a security only if the Fund’s ownership of such security has previously been publicly disclosed (and the statement is otherwise accurate and not misleading).

Trading Desk Reports

The trading desks of the Funds’ Investment Advisor or Sub-Advisors may periodically distribute lists of applicable investments held by their clients (including the Funds) for the purpose of facilitating efficient trading of such investments and receipt of relevant research.

Research Coverage

The Funds’ Investment Advisor or Sub-Advisors may periodically distribute a list of the issuers and securities that are covered by their research department as of a particular date. The list of issuers and securities may represent securities currently held by the Funds and securities which may be purchased for the Funds. In no case will a list specifically identify an issuer’s securities as either currently held or anticipated to be held by the Funds or identify Fund position sizes.

Conflicts of Interest

Whenever portfolio holdings disclosure made pursuant to the Disclosure Policies involves a conflict of interest between the Funds’ shareholders and the Funds’ Investment Advisor, Sub-Advisors, Distributor or any affiliated person of the Funds, the disclosure may not be made unless a majority of the independent Trustees or a majority of a Board committee consisting solely of independent Trustees approves such disclosure after considering the best interests of shareholders and potential conflicts in making such disclosures. The Funds, the Funds’ Investment Advisor and Sub-Advisors will not enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind.

10

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisor

Forward Management, LLC (“Forward Management” or the “Investment Advisor”) serves as the investment advisor to each of the Forward Funds. Forward Management has the authority to manage the Funds in accordance with the investment objective, policies and restrictions of the Funds and subject to general supervision of the Trust’s Board of Trustees. Forward Management also has the authority to engage the services of different sub-advisors with the approval of the Trustees of each of the Funds and each Fund’s shareholders. Forward Management also provides the Funds with ongoing management supervision and policy direction.

Forward Management is a registered investment adviser under the Investment Advisers Act of 1940 (“Advisers Act”). Forward Management supervises the activities of each Sub-Advisor and manages the assets of certain of portfolios of the Trust directly, without the use of a sub-advisor. Forward Management is located at 433 California Street, 11th Floor, San Francisco, California 94104. Forward Management’s ownership interests are held approximately as follows: Gordon P. Getty, Chairman of the Board (35%); ReFlow Forward Holding Company, an entity controlled by Mr. Getty (35%); management and employees (26%); and unaffiliated outsider investors (4%). As of December 31, 2008, Forward Management had approximately $3.7 billion of assets under management.

Forward Management has delegated the authority to manage each Fund other than the Forward International Equity Fund. Forward Management has managed the following Funds since inception: Forward International Fixed Income Fund, Forward Large Cap Equity Fund, Forward Legato Fund and Forward Long/Short Credit Analysis Fund. Forward Management has managed the following Funds since September 1998: Forward Mini-Cap Fund, Forward Small Cap Equity Fund, Forward International Equity Fund and Forward Real Estate Fund. On December 23, 2003, Forward Management replaced Pictet International Management Limited as Investment Advisor to the Forward International Small Companies Fund. On September 17, 2004, Forward Management replaced Pictet International Management Limited as investment advisor of the Forward Emerging Markets Fund. On May 1, 2005, Forward Management replaced Emerald Advisers, Inc. as Advisor to the Forward Banking and Finance Fund and Forward Growth Fund. The thirty-five portfolios of the Trust are Forward Management’s principal investment advisory clients. Daily investment decisions are made by Forward Management for the Forward International Equity Fund and by the Sub-Advisors for each other Fund. Certain information regarding Forward Management is described above, and certain information regarding each of the Sub-Advisors is described below.

Hiring Sub-Advisors without Shareholder Approval

Forward Management and Forward Funds have received an exemptive order from the SEC that permits Forward Management, subject to the approval of the Board of Trustees of Forward Funds, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for the Funds without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of the hiring of a sub-advisor or sub-advisor changes within 90 days after the effective date of such change.

Sub-Advisors

Forward Emerging Markets Fund, Forward International Small Companies Fund

Forward Management has engaged the services of Pictet Asset Management Limited (“PAM Ltd”), which is part of Pictet Asset Management (“PAM”), to act as sub-advisor for the Forward Emerging Markets Fund and Forward International Small Companies Fund. PAM was established in 1980 and is the institutional business division of Pictet & Cie, which includes all of the operating subsidiaries and divisions of Pictet & Cie that carry on institutional asset management. PAM manages a range of products including a variety of equity portfolios for U.S. and international institutional clients. PAM is an affiliate of Pictet & Cie, a Swiss private bank that was founded in 1805. PAM Ltd’s address is Moor House, 120 London Wall, London, EC2Y 5ET, United Kingdom. PAM Ltd is both registered as a U.S. investment advisor and authorized and regulated by the Financial Services Authority in the United Kingdom. As of December 31, 2008, PAM had approximately $109 billion of assets under management, and Pictet & Cie had approximately $195 billion of assets under management and administration for institutional and private clients. Pictet & Cie is owned by eight partners.

11

Forward Growth Fund, Forward Banking and Finance Fund

Forward Management has engaged the services of Emerald Mutual Fund Advisers Trust (“Emerald”), 1703 Oregon Pike, Lancaster, Pennsylvania 17601, to act as sub-advisor for the Forward Growth Fund and Forward Banking and Finance Fund on a day-to-day basis. Emerald is a wholly owned subsidiary of Emerald Advisers, Inc., the Funds’ former investment advisor. Emerald was organized as a Delaware statutory trust on March 17, 2005, and is registered with the SEC under the Advisers Act. Emerald offers investment management advice and confines its activities to the maintenance, administration and management of intangible investments and activities of regulated investment companies. As of December 31, 2008, Emerald and its affiliates managed over $1.5 billion in assets.

Forward Small Cap Equity Fund, Forward Mini-Cap Fund

Forward Management has engaged the services of Hoover Investment Management Co., LLC (“Hoover”) to act as sub-advisor for the Forward Small Cap Equity Fund and the Forward Mini-Cap Fund. Hoover is a registered investment advisor under the Advisers Act, formed in 1997 to provide asset management services to pension plans, endowments, foundations and high net worth individuals. Hoover is located at 600 California Street, Suite 550, San Francisco, California 94108. As of December 31, 2008, Hoover served as an investment advisor or investment sub-advisor to 53 accounts with assets of approximately $1 billion under management. Hoover focuses on the small capitalization sector using a combination of macro/top down as well as company specific/bottom up investment research. Hoover invests in profitable cash flow generating businesses that are undervalued and prefers companies with little Wall Street sponsorship and low institutional ownership. The goal is to find companies that are not in favor with Wall Street and identify a catalyst for growth, which will propel both the earnings and market recognition. This allows investors to benefit from investments in companies entering periods of increased internal growth as well as from the expanding price-earnings multiples that ensuing market recognition can bring. Irene Hoover, CFA, is the managing member and founder of Hoover. As of December 31, 2008, Ms. Hoover owns 79% of Hoover.

Forward International Fixed Income Fund

Forward Management has engaged the services of Pictet Asset Management SA (“PAM SA”) to act as sub-advisor for the Forward International Fixed Income Fund. PAM SA was established in 2005 and is part of Pictet Asset Management (“PAM”), which is the institutional business division of Pictet & Cie. Pictet & Cie is a Swiss private bank that was founded in 1805. PAM SA manages a wide range of fixed income portfolios, mainly for European mutual funds and segregated clients. PAM SA’s address is Route des Acacias 60, 1211 Geneva 73, Switzerland. PAM SA is registered as a U.S. investment advisor and also is registered with the Swiss Federal Banking Commission as a securities dealer. As of December 31, 2008, PAM had approximately $109 billion of assets under management, and Pictet & Cie had approximately $195 billion of assets under management and administration for institutional and private clients. Pictet & Cie is owned by eight partners.

Forward Large Cap Equity Fund

Forward Management has engaged the services of Piedmont Investment Advisors, LLC (“Piedmont”), 411 West Chapel Hill Street, Suite 1100 Durham, NC 27701, to act as sub-advisor for the Forward Large Cap Equity Fund. Isaac H. Green owns 37% of Piedmont. As of December 31, 2008, Piedmont had assets under management of approximately $1.83 billion.

Forward Legato Fund

Forward Management has engaged the services of Netols Asset Management Inc. (“NAM”), a Wisconsin S Corporation, to act as sub-advisor for a portion of the Forward Legato Fund’s portfolio. NAM is located at 1045 West Glen Oaks Lane, Suite 202, Mequon, WI 53092. NAM was founded in September 2000. Jeffrey Netols is a control person of NAM. As of December 31, 2008, Mr. Netols owned 100% of NAM. As of December 31, 2008, NAM had assets under management of $658 million.

Forward Management has engaged the services of Conestoga Capital Advisors, LLC (“CCA”), a Delaware Limited Liability Company, to act as sub-advisor for a portion of the Forward Legato Fund’s portfolio. CCA is located at 259 N. Radnor-Chester Road, Suite 120, Radnor, PA 19087. CCA was founded in March 2001. As of December 31, 2008, William C. Martindale, Jr. owned 33.55% and Robert M. Mitchell owned 25.36% of CCA. As of December 31, 2008, CCA had assets under management of $224.8 million.

Forward Management has engaged the services of Riverbridge Partners, LLC (“Riverbridge”), a Minnesota Limited Liability Company, to act as sub-advisor for a portion of the Forward Legato Fund’s portfolio. Riverbridge is located at 801 Nicollet Mall, Suite 600, Minneapolis, MN 55402. Riverbridge was founded in July of 1987. As of December 31, 2008, no entity or individual owned 25% or more of Riverbridge. As of December 31, 2008, Riverbridge had assets under management of $989.1 million.

12

Forward Long/Short Credit Analysis Fund

Forward Management has engaged the services of Cedar Ridge Partners, LLC (“Cedar Ridge”), 45 East Putnam Avenue, Suite 124, Greenwich, CT 06830,, to act as sub-advisor for the Forward Long/Short Credit Analysis Fund. Cedar Ridge is a Delaware Limited Liability Company established in March 2004 and is a registered investment adviser under the Advisers Act. As of December 31, 2008, Cedar Ridge had assets under management of $73.6 million. As of December 31, 2008, founder Alan E. Hart owned 47% ,Guy J. Benstead, as trustee for the Guy and Kelly Benstead Family Trust, owned 47% of Cedar Ridge and Jeffery M. Hudson owned 2%, with the balance owned by other family entities.

Forward Real Estate Fund

Forward Management has engaged the services of Forward Uniplan Advisors, Inc. (“Uniplan”) to act as sub-advisor for the Forward Real Estate Fund. Uniplan is an investment management and counseling firm founded in 1984 and is registered under the Advisers Act. Uniplan is located 22939 W. Overson Road, Union Grove, WI 53182. As of December 31, 2008 Richard Imperiale, President, owns 80% of the outstanding shares of Uniplan. In addition, Forward Management holds a 20% ownership interest in Uniplan and has an option to purchase an additional 5% ownership interest. Uniplan had approximately $435 million in assets under management as of December 31, 2008. Uniplan uses a value-oriented quantitative approach to investing in equity, fixed income and REIT securities. Uniplan provides investment advice to other mutual funds, institutional clients and individual clients with substantial investment portfolios. Richard Imperiale is the President, founder and controlling person of Uniplan.

Forward International Equity Fund

The Forward International Equity Fund’s portfolio is managed by Forward Management. Forward Management is discussed above.

Investment Management and Sub-Advisory Agreements

Each Fund pays an investment advisory fee, which is computed daily and paid monthly, at the following annual rates based on the average daily net assets of the respective funds:

Fund	Advisory Fee
Forward Banking and Finance Fund	1.00% up to and including $100 million 0.90% over $100 million
Forward Emerging Markets Fund	1.25% up to and including $500 million 1.20% over $500 million up to and including $1 billion 1.15% over $1 billion
Forward Growth Fund	0.75% up to and including $250 million 0.65% over $250 million up to and including $500 million 0.55% over $500 million up to and including $750 million 0.45% over $750 million
Forward International Equity Fund	0.85% up to and including $250 million 0.75% over $250 million up to and including $1 billion 0.65% over $1 billion
Forward International Fixed Income Fund	0.70% up to and including $500 million 0.64% over $500 million up to and including $1 billion 0.58% over $1 billion up to and including $5 billion 0.52% over $5 billion
Forward International Small Companies Fund	1.00% up to and including $1 billion 0.95% over $1 billion
Forward Large Cap Equity Fund	0.80% up to and including $500 million 0.725% over $500 million up to and including $1 billion 0.675% over $1 billion

13

Forward Legato Fund	1.00% up to and including $500 million 0.85% over $500 million
Forward Long/Short Credit Analysis Fund	1.50%
Forward Mini-Cap Fund	1.05%
Forward Real Estate Fund	0.85% up to and including $100 million 0.80% over $100 million up to and including $500 million 0.70% over $500 million
Forward Small Cap Equity Fund	1.05% up to and including $500 million 1.00% over $500 million

From time to time, the Investment Advisor may waive receipt of its fees and/or voluntarily assume certain Fund expenses, which would have the effect of reducing a Fund’s expense ratio and increasing returns to shareholders at the time such amounts are waived or assumed, as the case may be. Each class of shares of the Funds pays its respective pro rata portion of the advisory fees payable by the Funds.

Under the terms of the investment advisory contract between the Trust and the Investment Advisor (the “Investment Management Agreement”), the Investment Advisor provides a program of continuous investment management for the Funds with regard to the Funds’ investment of their assets in accordance with the Funds’ investment objectives, policies and limitations. In providing investment management services to each Fund, the Investment Advisor will: (a) make investment decisions for the Funds, including, but not limited to, the selection and management of investment sub-advisors for the Funds, in which case any of the duties of the Investment Advisor under the Investment Management Agreement may be delegated to such investment sub-advisors subject to approval by the Board of Trustees; (b) if investment sub-advisors are appointed with respect to the Funds, monitor and evaluate the performance of the investment sub-advisors under their respective sub-advisory agreements in light of the investment objectives and policies of the respective Fund, and render to the Trustees such periodic and special reports related to such performance monitoring as the Trustees may reasonably request, and analyze and recommend changes in investment sub-advisors as the Investment Advisor may deem appropriate; (c) place orders to purchase and sell investments in the Funds; (d) furnish to the Funds the services of its employees and agents in the management and conduct of the corporate business and affairs of the Funds; (e) if requested, and subject to certain reimbursement provisions of the Investment Management Agreement with respect to the Chief Compliance Officer of the Trust, provide the services of its officers as officers or administrative executives of the Funds of the Trust who are “interested persons” of the Trust or its affiliates, as that term is defined in the 1940 Act, subject in each case to their individual consent to serve and to applicable legal limitations; and (f) provide office space, secretarial and clerical services and wire and telephone services (not including toll charges, which will be reimbursed by the Funds), and monitor and review Fund contracted services and expenditures pursuant to the distribution and service plans of the Funds. Under the Investment Management Agreement, the Investment Advisor is also authorized to enter into brokerage transactions, including with brokers affiliated with the Investment Advisor, with respect to each Fund’s portfolio securities, always subject to best execution. The Investment Management Agreement authorizes each Fund to use soft dollars to obtain research reports and services and to use directed brokerage on behalf of the Fund, however the Investment Advisor reviews such transactions on a quarterly basis. The Investment Advisor may also aggregate sales and purchase orders of securities held in a Fund with similar orders being made simultaneously for other accounts managed by the Investment Advisor or with accounts of the Investment Advisor’s affiliates, if in the Investment Advisor’s reasonable judgment such aggregation shall result in an overall economic benefit to the respective Fund.

The Investment Advisor compensates each Sub-Advisor out of the Investment Advisor’s revenues. Forward Management retains the entire fee for, and does not pay a sub-advisory fee with respect to, the Forward International Equity Fund. All fees paid to the Investment Advisor by the Funds are computed and accrued daily and paid monthly based on the net asset value of shares of the respective Funds.

14

The following table describes the advisory fees paid by each operational Fund to Forward Management and the fee(s) waived by Forward Management for the last three fiscal years ended December 31, 2008.

	Gross Advisory Fees paid by Fund	Fees Waived by Forward Management	Net Advisory Fees Paid
Fiscal Year Ended December 31, 2008
Forward Banking and Finance Fund	$902,050	$0	$902,050
Forward Emerging Markets Fund	$1,255,015	$(378,868)	$876,147
Forward Growth Fund	$1,059,101	$0	$1,059,101
Forward International Equity Fund	$523,404	$(238,715)	$284,689
Forward International Fixed Income Fund(1)	$180,733	$(65,565)	$115,168
Forward International Small Companies Fund	$6,769,979	$(155,518)	$6,614,461
Forward Large Cap Equity Fund	$134,121	$(49,232)	$84,889
Forward Legato Fund	$63,535	$(23,973)	$39,562
Forward Long/Short Credit Analysis Fund	$219,964	$(80,232)	$139,732
Forward Mini-Cap Fund	$726,994	$(187,559)	$539,435
Forward Real Estate Fund	$303,340	$0	$303,340
Forward Small Cap Equity Fund	$5,111,615	$0	$5,111,615

Fiscal Year Ended December 31, 2007
Forward Banking and Finance Fund	$1,989,295	$0	$1,989,295
Forward Emerging Markets Fund	$855,746	$(270,816)	$584,930
Forward Growth Fund	$1,457,638	$0	$1,457,638
Forward International Equity Fund	$530,832	$(142,392)	$388,440
Forward International Fixed Income Fund(1)	$40,775	$(24,240)	$16,535
Forward International Small Companies Fund	$8,785,526	$(234,684)	$8,550,842
Forward Large Cap Equity Fund(3)	$130,739	$(87,975)	$42,764
Forward Legato Fund	$84,771	$(22,913)	$61,858
Forward Long/Short Credit Analysis Fund(4)	$109,766	$(67,674)	$42,092
Forward Mini-Cap Fund	$1,135,475	$(118,548)	$1,016,927
Forward Real Estate Fund	$425,061	$0	$425,061
Forward Small Cap Equity Fund	$6,119,131	$0	$6,119,131

Fiscal Year Ended December 31, 2006
Forward Banking and Finance Fund	$2,664,959	$0	$2,664,959
Forward Emerging Markets Fund	$582,611	$(190,389)	$392,222
Forward Growth Fund	$1,399,054	$0	$1,399,054
Forward International Equity Fund	$251,227	$(111,342)	$139,885
Forward International Small Companies Fund	$4,236,935	$(207,893)	$4,029,042
Forward Large Cap Equity Fund (3)	$13,696	$(8,369)	$5,327
Forward Legato Fund (2)	$85,649	$(11,715)	$73,934
Forward Mini-Cap Fund	$719,312	$(81,296)	$638,016
Forward Real Estate Fund	$392,209	$0	$392,209
Forward Small Cap Equity Fund	$5,310,540	$(104,647)	$5,205,893

(1)	The Forward International Fixed Income Fund commenced operations on October 9, 2007.
(2)	In addition, the Investment Advisor reimbursed expenses for the fiscal years ended December 31, 2006 for the Forward Legato Fund in the amount of $3,108.
(3)

The Forward Large Cap Equity Fund commenced operations on October 31, 2006. In addition, Forward Management reimbursed expenses for the fiscal year ended December 31, 2007 for the Forward Large Cap Equity Fund in the amount of $3,536.

(4)	The Forward Long/Short Credit Analysis Fund commenced operations on January 3, 2007.

15

For the services provided pursuant to the Sub-Advisory Agreements with Forward Management, each Sub-Advisor receives an annual fee from Forward Management at the following annual rates based on the average daily net assets of the respective funds:

Fund	Sub-Advisory Fee
Forward Banking and Finance Fund	0.65% through $100 million
0.55% over $100 million
Forward Emerging Markets Fund	0.80%
Forward Growth Fund	0.40% through $250 million
0.30% over $250 million through $500 million
0.20% over $500 million through $750 million
0.10% over $750 million
Forward International Fixed Income Fund	0.35% through $500 million 0.32% over $500 million through $1 billion 0.29% over $1 billion through $5 billion 0.26% over $5 billion
Forward International Small Companies Fund	0.65% through $1 billion 0.55% over $1 billion
Forward Large Cap Equity Fund	0.40% through $500 million 0.375% over $500 million through $1 billion 0.35% over $1 billion
Forward Legato Fund (1)	0.60%
Forward Long/Short Credit Analysis Fund	1.00%
Forward Mini-Cap Fund	0.70% through $100 million 0.55% over $100 million
0.55% over $100 million
Forward Real Estate Fund	0.60% through $100 million 0.55% over $100 million through $500 million 0.45% over $500 million
Forward Small Cap Equity Fund	0.70% through $100 million
0.55% over $100 million

(1)	In the case of the Forward Legato Fund, the fee each Sub-Advisor receives from Forward Management is based on the average daily net assets of the Fund allocated to the Sub-Advisor.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Management Agreement and investment sub-advisory contracts for the Funds is available in Forward Funds’ annual reports for the most recent fiscal year ended December 31, 2008.

As described in the Prospectuses, the Investment Advisor has agreed to limit the total expenses of certain of the Funds through the dates indicated to the annual rates stated below. Pursuant to these agreements, each Fund will reimburse the Investment Advisor for any fee waivers or expense reimbursements made by the Investment Advisor, provided that any such reimbursements made by the Fund to the Investment Advisor will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred. There is no assurance that these expense limitations will be continued beyond the dates indicated.

16

Fund	Class	End Date	Expense Limit
Forward Emerging Markets Fund	Class A	April 30, 2010	1.94%
Forward Emerging Markets Fund	Class C	April 30, 2010	2.39%
Forward Emerging Markets Fund	Investor Class	April 30, 2010	1.79%
Forward Emerging Markets Fund	Institutional Class	April 30, 2010	1.39%
Forward Growth Fund	Class A	April 30, 2010	1.29%
Forward Growth Fund	Class C	April 30, 2010	1.94%
Forward Growth Fund	Investor Class	April 30, 2010	1.34%
Forward Growth Fund	Institutional Class	April 30, 2010	0.99%
Forward International Equity Fund	Class A	April 30, 2010	1.49%
Forward International Equity Fund	Class C	April 30, 2010	1.94%
Forward International Equity Fund	Investor Class	April 30, 2010	1.34%
Forward International Equity Fund	Institutional Class	April 30, 2010	0.99%
Forward International Fixed Income Fund	Class A	April 30, 2010	1.44%
Forward International Fixed Income Fund	Class C	April 30, 2010	1.94%
Forward International Fixed Income Fund	Investor Class	April 30, 2010	1.39%
Forward International Fixed Income Fund	Institutional Class	April 30, 2010	0.99%
Forward Large Cap Equity Fund	Class A	April 30, 2010	1.49%
Forward Large Cap Equity Fund	Class C	April 30, 2010	1.94%
Forward Large Cap Equity Fund	Investor Class	April 30, 2010	1.34%
Forward Large Cap Equity Fund	Institutional Class	April 30, 2010	0.99%
Forward Legato Fund	Class A	April 30, 2010	1.84%
Forward Legato Fund	Class C	April 30, 2010	2.29%
Forward Legato Fund	Investor Class	April 30, 2010	1.69%
Forward Legato Fund	Institutional Class	April 30, 2010	1.29%
Forward Long/Short Credit Analysis Fund	Class C	April 30, 2010	2.55%
Forward Long/Short Credit Analysis Fund	Investor Class	April 30, 2010	1.95%
Forward Long/Short Credit Analysis Fund	Institutional Class	April 30, 2010	1.60%
Forward Real Estate Fund	Class A	June 30, 2011	1.45%
Forward Real Estate Fund	Class C	June 30, 2011	2.20%
Forward Real Estate Fund	Investor Class	June 30, 2011	1.60%
Forward Real Estate Fund	Institutional Class	June 30, 2011	1.20%

With respect to the Forward Legato Fund and the Forward Long/Short Credit Analysis Fund, each Sub-Advisor has contractually agreed to waive its fees in the same proportion as the Investment Advisor in amounts necessary to limit the Fund’s operating expenses to the annual rate stated in the Prospectus, provided that the net minimum sub-advisory fee payable will be half of the fee otherwise payable to the Sub-Advisor. With respect to the Forward Large Cap Equity Fund and the Forward Growth Fund, each Sub-Advisor has contractually agreed to waive its fees in the same proportion as the Investment Advisor in amounts necessary to limit the Fund’s operating expenses to the annual rate stated in the Prospectus. With respect to the Forward Emerging Markets Fund the Sub-Advisor has contractually agreed to waive its fees in the same proportion as the Investment Advisor in amounts necessary to limit the Fund’s operating expenses to the annual rate stated in the Prospectus, provided that the net minimum sub-advisory fee payable to the Sub-Advisor will be 0.30%.,With respect to the Forward International Fixed Income Fund, the Sub-Advisor has contractually agreed to waive its fees in the same proportion as the Investment Advisor in amounts necessary to limit the Fund’s operating expenses to the annual rate stated in the Prospectus, provided that the net minimum sub-advisory fee payable to the Sub-Advisor will be 0.28%.

17

Portfolio Managers

Pictet Asset Management Limited:

Forward Emerging Markets Fund

PAM Ltd constructs the portfolio of the Forward Emerging Markets Fund using a team approach. Nidhi Mahurkar, Co-Head, Global Emerging Markets Equities, Tom Rodwell, Co-Head, Global Emerging Markets Equities, Stephen Burrows, Senior Investment Manager and Product Specialist, and Jonathan Bell, Investment Manager, are responsible for the day-to-day management of the Forward Emerging Markets Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that the team managed as of December 31, 2008:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	1	$67.0	0	$0.0
Other pooled investment vehicles	14	$1,988.0	0	$0.0
Other accounts	12	$1,191.0	2	$445.0

Forward International Small Companies Fund

PAM Ltd constructs the portfolio of the Fund using a team approach. Aylin Suntay, Head and Senior Investment Manager, Small Cap Equities Team, Michael McLaughlin, Senior Investment Manager, Justin Hill, Senior Investment Manager, Oliver Knobloch, Senior Investment Manager and Bill Barker, Senior, Investment Manager are the five portfolio managers with the most significant responsibility for the day-to-day management of the Forward International Small Companies Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that this team managed as of December 31, 2008:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	1	$437.0	0	$0.0
Other pooled investment vehicles	5	$229.0	0	$0.0
Other accounts	2	$237.0	0	$0.0

Potential conflicts of interests or duties may arise because PAM Ltd engages in regulated activities for other clients. PAM Ltd may act as agent for the Fund in relation to transactions in which it is also acting as agent for the account of other customers and/or employees.

If any conflict or potential conflict arises, PAM Ltd seeks to ensure that all transactions are effected on terms that are not materially less favorable to the Fund than if the conflict or potential conflict had not existed, and PAM Ltd uses its best efforts to obtain fair treatment of the Fund. In addition, PAM Ltd’s employees are required to adhere to the PAM’s code of practice concerning personal dealings.

For the investment staff and senior management team, base pay (which is determined by the rank and tenure of the employee) comprises 50-60% of the total compensation package—the remaining percentage is structured to reflect individual performance and the long-term value of the individual to the group. To increase the objectivity of the assessment, PAM uses Balanced Scorecards, which incorporate a range of quantitative and qualitative objectives, each of which is linked to the overall objectives of PAM’s business plan and weighted according to its relative significance, to enable a direct link to be made between the calculation of the discretionary element of the package to over or under performance in certain key areas, including investment performance, clients, financials, process and innovation and people and skills. For the Forward International Equity Fund, Forward Emerging Markets Fund and Forward International Small Companies Fund, the investment performance component of the Balanced Scorecards is based on pre-tax performance relative to peer group performance (where available) and relative to the MSCI All Country World Index ex-USA; MSCI Emerging Markets Index;

and MSCI EAFE Small Companies Index, respectively. The performance period measured is 50% of the current year being measured and 50% of the rolling 3 years, annualized.

18

Pictet Asset Management SA:

Forward International Fixed Income Fund

PAM SA constructs the portfolio of the Forward International Fixed Income Fund using a team approach. Sebastien Eisinger, Head of Fixed Income, Mickael Benhaim, Head of Global Bonds, David Bopp, Investment Manager, Alexander Baskov, Senior Investment Manager and Simon Lue-Fong, Head of Global Emerging Market Debt, PM Ltd, are the portfolio managers with the most significant responsibility for the day-to-day management of the Forward International Fixed Income Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that the team managed as of December 31, 2008:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	7	$2,735.0	0	$0.0
Other Pooled Investment Vehicles	63	$25,500.0	0	$0.0
Other Accounts	38	$3,674.0	1	$39.0

Potential conflicts of interests or duties may arise because PAM SA engages in regulated activities for other clients. PAM SA may act as agent for the Fund in relation to transactions in which it is also acting as agent for the account of other customers and/or employees.

If any conflict or potential conflict arises, PAM SA seeks to ensure that all transactions are effected on terms that are not materially less favorable to the Fund than if the conflict or potential conflict had not existed, and PAM SA uses its best efforts to obtain fair treatment of the Fund. In addition, PAM SA’s employees are required to adhere to PAM’s code of practice concerning personal dealings.

For the investment staff and senior management team, base pay (which is determined by the rank and tenure of the employee) comprises 50-60% of the total compensation package - the remaining percentage is structured to reflect individual performance and the long-term value of the individual to the group. To increase the objectivity of the assessment, PAM uses Balanced Scorecards, which incorporate a range of quantitative and qualitative objectives, each of which is linked to the overall objectives of PAM’s business plan and weighted according to its relative significance, to enable a direct link to be made between the calculation of the discretionary element of the package to over or under performance in certain key areas, including investment performance, clients, financials, process and innovation and people and skills. The investment performance component of the Balanced Scorecards is based on pre-tax performance relative to peer group performance (where available) and relative to the HSBC World Excluding U.S. Smaller Companies Index. The performance period measured is 50% of the current year being measured and 50% of the rolling 3 years, annualized.

Emerald Mutual Fund Advisers Trust:

Forward Banking and Finance Fund

Kenneth G. Mertz II, CFA, is the portfolio manager of the Forward Banking and Finance Fund.

Forward Growth Fund

Mr. Mertz, Stacey L. Sears and Joseph W. Garner are the portfolio managers of the Forward Growth Fund.

19

The following tables include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. Mertz, Garner and Ms. Sears managed as of December 31, 2008:

Kenneth G. Mertz II

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	4	$338.0	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	71	$1,068.0	0	$0.0

Stacey L. Sears

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	3	$266.0	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	69	$1,041.0	0	$0.0

Joseph Garner

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	3	$266.0	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	69	$1,041.0	0	$0.0

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities.

Emerald has adopted the following policies regarding the allocation and aggregation of securities transactions among client accounts:

Aggregation Policy: Aggregations of trades can produce meaningful cost savings to clients. Emerald’s policy is constructed to meet the requirements of the U.S. Securities and Exchange Commission. Specifically, Emerald’s policy is designed to address these issues:

1.	Duty of Disclosure: Emerald will disclose fully to its clients the arrangements for aggregation of securities transactions.

2.	Duty to Act Only in the Clients’ Best Interests: The aggregation of client transactions will be done only after client consent, consistent with each such client’s best interests.

3.	Duty to Treat Each Client Fairly: Securities transactions will be done on a pro rata basis at the average share price, consistent with the specific conditions discussed below.

4.	Duty to Seek Best Execution: Emerald recognizes its duty to aggregate and allocate securities transactions in a manner that ensures best execution. This is discussed more fully below.

Aggregation Procedures: Emerald will endeavor to bunch trades for clients in order to effect best execution at the lowest cost (commissions and spread) and to avoid disparities in execution prices for accounts that are managed similarly. The following bunching and trade aggregation procedures are designed to treat all client accounts equally. All client accounts with like mandates will participate in bunched trades, average pricing and pro rata execution. Emerald will allocate trades internally prior to any bunched trades based on the requirements of the various groups of accounts as determined by the firm’s portfolio managers (see “Block Trading” below).

20

Emerald manages certain accounts pursuant to differing client mandates. With respect to certain accounts, Emerald has full discretion with respect to investments and execution of portfolio transactions. For certain client accounts, specific brokerage firms have been designated, which prevents bunching trades with other accounts. These accounts would also prevent new or secondary issuance of stocks being equally divided across these types of accounts. Certain accounts may have directed investment policies and/or restrictions. These accounts may have different investment objectives and strategies, and therefore might invest in different individual stocks from other types of accounts and may have different sector allocation percentages, which would affect how Emerald allocates aggregated trades for such accounts. Certain funds with daily cash flow differences (usually mutual funds) would have different trading activity dictated by internal cash flows (or withdrawals), the timing and tax consequences of which require that trades be made in different percentages for each share.

Because of these differences in policies and strategies of the various accounts Emerald manages, Emerald’s portfolio managers will aggregate the number of shares determined to be desired for each account type and maintain a dated and time-stamped record of this pre-trade allocation. Each account will then average price pro-rata to the shares actually executed. If a client uses a particular directed broker-dealer, Emerald will execute these trades separately, which trades may be executed at prices different than the bunched trades due to number of share differences, use of DOT system, movement and volatility of stock trading, or other relevant factors. While these differences may be noticeable on a trade-by-trade basis, they should balance out over time.

The intention of this policy is that Emerald must make a trade allocation before the results of the actual trade have been determined. This policy will assure that the allocation cannot be affected by the results of the trade.

Block Trading: Emerald also has established Block Trading Procedures to ensure that no advisory or sub-advisory client account or group of client accounts, neither public nor private, nor corporate nor individual, will receive preferential trading execution pursuant to federal and state regulations.

Compensation: Emerald’s portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary: Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus: A significant portion of portfolio manager compensation takes the form of a quarterly incentive bonus tied to performance based on quarterly performance reviews and the manager’s relative performance against the Russell 2000 Growth Index for rolling quarter, year, and five year periods. Bonus payments are determined by a combination of factors, including pre-tax investment performance calculated as the average of all investment mandates for which the portfolio manager has responsibility compared against such mandates’ respective benchmarks, non-qualitative items relating to the portfolio manager’s fulfillment of his or her obligations and duties to each investment mandate as determined by senior management, and control of expenses by the portfolio manager taking into account income and gains of the investment mandates for which the portfolio manager has responsibility. Finally, the overall performance of Emerald Asset Management, Inc., the parent company of Emerald, is considered in determining any portfolio manager bonus.

Deferred Compensation Plans: Portfolio managers are eligible to participate in a 401(k) plan which provides matching contributions and profit sharing on a discretionary basis.

21

Hoover Investment Management Co., LLC:

Forward Mini-Cap Fund

Forward Small Cap Equity Fund

Irene Hoover, the managing member and founder of Hoover, is responsible for the day-to-day management of the Forward Mini-Cap Fund and the Forward Small Cap Equity Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Ms. Hoover managed as of December 31, 2008:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	3	$452.8	0	$0.0
Other pooled investment vehicles	2	$18.6	0	$0.0
Other accounts	48	$562.0	0	$0.0

Potential conflicts of interest may arise because Hoover performs investment management services for other clients. Hoover has adopted a trading aggregation and allocation policy to accommodate the investment needs of all its clients, to promote equitable allocation of investment opportunities, and to prevent the investment activities of some clients from conflicting with those of others. The policy covers the procedures for the aggregating of orders for all accounts buying or selling a security on a particular day and the allocation of the resulting transaction among participating accounts on an average price basis in proportion to their respective participation in the initial order. If the order is only partially filled, it will be allocated proportionately based on the allocation determination unless the amount acquired within the desired price range is too small, in the portfolio manager’s discretion, to make proportionate allocation appropriate.

In addition, Hoover has adopted a Code of Ethics that governs the personal securities trading activities of all Hoover employees. Under the Code, trading by all employees and other associated persons for their own accounts is subject to internal review and pre-clearance by the senior portfolio manager, and may be restricted in recognition of impending investment decisions on behalf of clients and other factors.

Ms. Hoover’s compensation consists of a base salary plus her share of the firm’s annual net income based upon her ownership percentage. She is also eligible to participate in Hoover’s 401(k) plan.

Piedmont Investment Advisors, LLC:

Forward Large Cap Equity Fund

The portfolio manager for the Forward Large Cap Equity Fund is Isaac H. Green, CFA.

The tables below include details about the type, number and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Green managed as of December 31, 2008:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	2	$14.0	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	26	$888.0	0	$0.0

Potential conflicts of interest may arise because Piedmont engages in portfolio management activities for other clients. Piedmont uses a model portfolio management approach in which all accounts are mirrored to a selected model creating substantially equal treatment in terms of investment strategy and investment opportunity. Piedmont’s trading allocation policy is designed to the best of its ability to ensure that the allocation of trades among its client accounts is done in a manner that is fair and equitable to all clients. When consistent with client objectives, orders are aggregated when possible. If a block trade is filled in different lots with the same broker, where possible, Piedmont will arrange for these trades to be average priced to ensure that all the accounts executed at one broker receive the same price.

The portfolio manager’s compensation and incentive program has the following structure: 40-60% Base Salary; 40-60% Performance Bonus.

22

The Performance Bonus rewards the portfolio manager for having one- and three-year performance that meets or exceeds objectives for excess return for a particular product (i.e., all accounts in a particular model). The Performance Bonus is based on the information ratios generated by all products managed by the individual. Information ratio is a measure of value added by the manager. It is the ratio of (annualized) excess pre-tax return above the benchmark for the product (S&P 500 or Russell 1000) to (annualized) tracking error. The one-year performance bonus is calculated by taking half of the product’s realized information ratio for the past one year. The three-year performance bonus is calculated by taking 100% of the product’s realized information ratio for the past three years. Five-year performance bonuses will be adjusted based on how the five-year pre-tax performance compares to a peer universe.

The portfolio manager is eligible to receive bonuses based upon the growth of the firm.

Netols Asset Management Inc.:

Forward Legato Fund

Jeffery W. Netols, President and Portfolio Manager of Netols Asset Management Inc. (“NAM”), is responsible for the day-to-day management of the portion of the Fund’s portfolio that is managed by NAM. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Netols managed as of December 31, 2008:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	3	$61.5	0	$0.0
Other pooled investment vehicles	3	$126.5	0	$0.0
Other accounts	65	$470.2	0	$0.0

Potential conflicts of interest may arise because NAM engages in portfolio management activities for other clients. Because NAM portfolio managers generally manage multiple accounts with similar investment objectives and strategies, NAM has adopted a portfolio security aggregation and allocation policy, which is designed to provide reasonable assurance that buy and sell opportunities are allocated fairly among clients and that, over time, all clients are treated equitably. Where NAM seeks to purchase securities for the account of a Fund and other clients, but is unable to obtain the desired amount of the securities, NAM attempts to allocate securities and advisory recommendations among the Fund and other clients on a pro rata basis. It is expected that this policy will be applied consistently. However, NAM may deviate from this policy if the standard method of aggregating or allocating trades as described in NAM’s policy would result in unfair or inequitable treatment to some or all of its clients. Trades in NAM accounts that direct the firm to use a specific broker-dealer to execute trades will generally be placed after trades in non-directed accounts have been completed. However, if NAM deems time to be of the essence in executing a purchase or a sale in a directed-brokerage account and NAM determines such trade will not negatively impact its non-directed trades, NAM may execute a directed brokerage trade at the same time it executes trades in non-directed accounts. Client-directed brokerage accounts will be traded in a systematic rotational order, as determined by the NAM trader placing the trade. Potential bases for deviating from the standard policy include:

•	A determination that time is of the essence in executing directed-brokerage trades, as described above;

•	Cash limitations or excess cash;

•	Client direction or requirement to raise cash in an account;

•	Account-specific investment restrictions;

•	Specific overriding client instructions;

•	Investment not suitable for (or consistent with) known client preferences; or

•	Common sense and equitable adjustments.

Since Mr. Netols is 100% owner of NAM, his compensation is based on the profitability of the firm.

23

Conestoga Capital Advisors, LLC:

Forward Legato Fund

William C. Martindale, Jr., Managing Partner & Chief Investment Officer of Conestoga Capital Advisors, LLC (“CCA”) and Robert M. Mitchell, Managing Partner & Portfolio Manager of CCA, are responsible for the day-to-day management of the portion of the Fund’s portfolio that is managed by CCA. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Martindale and Mr. Mitchell managed as of December 31, 2008:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	2	$34.7	0	$0.0
Other pooled investment vehicles	1	$18.6	0	$0.0
Other accounts	207	$171.5	0	$0.0

The Fund, as well as other Registered Investment Companies and small capitalization separate accounts managed by CCA, is managed using CCA’s small cap model. CCA manages all accounts with similar investment objectives in a similar fashion, treating all accounts equally, and does not anticipate that any material conflicts of interest will arise from serving as Sub-Advisor to the Fund. Because the portfolio managers discussed above generally manage multiple accounts with similar investment objectives and strategies, CCA is subject to portfolio security allocation procedures which are intended to ensure that limited investment opportunities are allocated in a fair and equitable manner among CCA’s various client accounts. Where CCA seeks to purchase securities for the account of a Fund and other clients, but is unable to obtain the desired amount of the securities, the available amount is generally allocated pro-rata among the Fund and other participating accounts, with limited exceptions.

The compensation of both Mr. Martindale and Mr. Mitchell is based upon the asset growth and the associated level of CCA’s profitability. The compensation is not tied directly to performance of the accounts managed. As significant owners of the firm, Mr. Martindale and Mr. Mitchell’s compensation will be determined by the overall firm’s success.

Riverbridge Partners, LLC:

Forward Legato Fund

Mark A. Thompson, Chief Investment Officer, Rick D. Moulton, CFA, Principal and Research Analyst, Dana L. Feick, CFA, Principal and Research Analyst, Philip W. Dobrzynski, CFA, Principal and Research Analyst, and David A. Webb, CFA, Research Analyst are responsible for the day-to-day management of the portion of the Fund’s portfolio that is managed by Riverbridge Partners (“Riverbridge”). The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. Thompson, Moulton, Feick, Dobrzynski and Webb managed as of December 31, 2008:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	4	$87.9	0	$0.0
Other pooled investment vehicles	5	$53.7	0	$0.0
Other accounts	128	$847.5	2	$2.9

Potential conflicts of interest may arise because Riverbridge engages in portfolio management activities for other clients. The Fund will not receive preferential treatment relative to Riverbridge’s other accounts, nor will the Fund be disadvantaged in any way.

24

Because the portfolio managers discussed above generally manage multiple accounts with similar investment objectives and strategies, Riverbridge is subject to portfolio security allocation procedures which are intended to ensure that limited investment opportunities are allocated in a fair and equitable manner among Riverbridge’s various client accounts. Where Riverbridge seeks to purchase securities for the account of a Fund and other clients, but is unable to obtain the desired amount of the securities, the available amount is generally allocated pro-rata among the Fund and other participating accounts, with limited exceptions.

In addition, Riverbridge has adopted a Code of Ethics which governs the personal securities trading of the portfolio managers and other personnel of Riverbridge.

Riverbridge has three levels of compensation for investment team members. Investment team members are compensated with a base compensation believed to be industry competitive relative to their level of responsibility. The second level of compensation is predicated on the overall performance of the investment team and their individual contributions to the team. The Chief Investment Officer makes a qualitative evaluation of the performance of the individual team member that contemplates contributions made for the current year and considers contributions made during the course of the last several years. Evaluation factors include but are not limited to the performance of the fund and other accounts managed relative to expectations for how those funds should have performed, given their objective, policies, strategies and limitations, and the market environment during the measurement period. This performance factor is not based on the value of assets held in the portfolio strategy. Additional factors considered include quality of research conducted, contributions made to the overall betterment of the Investment Team and contribution to the betterment of the firm. The actual variable compensation may be more or less than the target amount, based on how well the individual satisfies the objectives stated above. Multi-year time periods are used to evaluate the individual performance of investment team members. Riverbridge stresses superior long-term performance and accordingly benchmarks portfolio managers’ performance against comparable peer managers and the appropriate strategy benchmark. The third level of compensation is ownership in the firm. Riverbridge has also adopted a 401(k) Safe Harbor Plan that allows employees to contribute the maximum allowable by law. Generally all employees are eligible to participate in the plan. Riverbridge matches annually the employee’s contribution in an amount equal to 100% of the first 3% of each employee’s contribution and 50% of the next 2%.

Cedar Ridge Partners, LLC:

Forward Long/Short Credit Analysis Fund

The portfolio managers responsible for the day-to-day management of the Fund are Alan E. Hart, Managing Partner of Cedar Ridge and Senior Portfolio Manager for the Fund, and Guy J. Benstead, a Partner of Cedar Ridge and Co-Portfolio Manager for the Fund.

The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Hart and Mr. Benstead managed as of December 31, 2008:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	1	$13.7	0	$0.0
Other pooled investment vehicles	2	$36.4	2	$36.5
Other accounts	4	$23.6	3	$23.1

Cedar Ridge will use its best efforts in connection with the purposes and objectives of the Fund and will devote so much of its time and effort to the affairs of the Fund as may, in its judgment, be necessary to provide the sub-advisory services to the Fund. Potential conflicts of interest may arise because Cedar Ridge performs investment management services for other clients. As a result of the foregoing, the Sub-Advisor could have conflicts of interest in allocating its time and activity between the Fund and other entities, in allocating investments among the Fund and other entities and in effecting transactions for the Fund and other entities, including ones in which the Sub-Advisor could have a greater financial interest.

In addition, purchase and sale transactions may be effected between the Fund and the other entities or accounts subject to the following guidelines: (i) such transactions shall be effected for cash consideration at the current market price of the particular securities; and (ii) no extraordinary brokerage commissions or fees (except for customary transfer fees or commissions) or other remuneration shall be paid in connection with any such transaction.

25

From the standpoint of the Fund, simultaneous identical portfolio transactions for the Fund and the other clients may tend to decrease the prices received, and increase the prices required to be paid, by the Fund for its portfolio sales and purchases. Where less than the maximum desired principal amount of a particular security to be purchased is available at a favorable price, the principal amount purchased will be allocated among the Fund and the other clients in an equitable manner as determined by the Sub-Advisor. Further, it may not always be possible or consistent with the investment objectives of the other clients of the Sub-Advisor and of the Fund for the same investment positions to be taken or liquidated at the same time or at the same price; however, all transactions will be made on a “best execution” basis.

Mr. Hart and Mr. Benstead each receive a fixed annual salary and discretionary bonus compensation based upon the profitability of Cedar Ridge and its affiliates and their respective percentage ownership thereof.

Forward Uniplan Advisors, Inc.:

Forward Real Estate Fund

Richard Imperiale, President of Uniplan, is responsible for the day-to-day management of the Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Imperiale managed as of December 31, 2008:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	1	$22.8	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	2,071	$412.1	0	$0.0

Potential conflicts of interest may arise because Uniplan engages in portfolio management activities for other clients. Uniplan has adopted trade allocation and aggregation procedures (the “Allocation and Aggregation Procedures”) to accommodate the investment needs of all its clients, to promote equitable allocation of investment opportunities, and to prevent the investment activities of some clients from conflicting with those of others. The Allocation and Aggregation Procedures include procedures for aggregating orders for all accounts buying or selling a security on a particular day and allocation of the resulting transaction among participating accounts on an average price basis in proportion to their respective participation in the initial order. If the order is only partially filled, it generally will be allocated proportionately based on the allocation determination. The portfolio manager may determine in special circumstances to allocate the fill using other appropriate criteria, such as when the portfolio manager determines that the amount of shares acquired within the desired price range is too small for proportionate allocation, or if a client has a unique investment objective and the security being acquired meets that investment objective.

Uniplan has also adopted a Code of Ethics that governs the personal securities trading activities of all Uniplan employees. Under the Code, trading by all employees and other associated persons for their own accounts is subject to internal review and pre-clearance by the senior portfolio manager, and may be restricted in recognition of impending investment decisions on behalf of clients and other factors.

The portfolio manager is compensated by a base salary and an annual bonus. The base salary is determined by level of investment management experience and length of service with the organization. The bonus payment is determined by a number of factors, including, but not limited to, performance of the fund and managed accounts relative to the NAREIT Equity Index for the prior year and trailing three years with an equal weight being given to both periods. Total assets under management are also considered. Additional factors that are considered include the portfolio manager’s contributions to the investment management functions within the company, contributions to the recruitment and development of other investment professionals and supporting staff, and overall contributions to marketing, client service and strategic planning for the organization. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the manager satisfies the objectives in total. The ultimate goal of the compensation package is to foster a high level of cooperation among the investment management team with a focus on overall the best interest of the clients.

26

Forward Management, LLC:

Forward International Equity Fund

The portfolio managers for the Fund are Jim O’Donnell, CFA, David Ruff, CFA, Randall Coleman, CFA, and Bruce Brewington.

The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. O’Donnell, Mr. Ruff, Mr. Coleman, and Mr. Brewington managed as of December 31, 2008:

Jim O’Donnell

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	9	$1,673.5	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	2	$1.4	0	$0.0

David Ruff

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	1	$25.6	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	584	$149.5	0	$0.0

Randall Coleman

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	1	$25.6	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	584	$149.5	0	$0.0

Bruce Brewington

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	1	$25.6	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	584	$149.5	0	$0.0

27

Potential conflicts of interest may arise because Forward Management engages in portfolio management activities for other clients. Forward Management has adopted a portfolio security aggregation and allocation policy, which is designed to provide reasonable assurance that buy and sell opportunities are allocated fairly among clients. When practicable, buy and sell trades are aggregated and subsequently allocated based on the size of the target position of that security for each client account and the portion of that target position represented by the share quantity included in the aggregated trade. The prices of securities allocated are at the average share price for all transactions in that security for a given aggregated trade order, with all transaction costs shared on a pro rata basis.

Mr. O’Donnell’s compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of the Fund affects the profitability of Forward Management, it indirectly affects Mr. O’Donnell’s compensation.

The compensation of Messrs. Ruff, Coleman and Brewington consists of a fixed salary and bonus. The bonus payment is awarded based on levels of assets under management and portfolio performance relative to the benchmarks for each product managed across 1, 3 and 5 year periods. These benchmarks include the MSCI All Country World Index ex-USA (which is the benchmark for the Forward International Equity Fund), MSCI EAFE Index, Russell 2500 Index and S&P 500 Index. In addition, they maintain an equity-like economic interest in the enterprise value of the business unit that is comprised of the portfolios they manage.

28

The following table sets forth information regarding the ownership of the Funds by the portfolio managers responsible for the day-to-day management of each Fund’s portfolio.

Information as of December 31, 2008

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund*
Kenneth G. Mertz II	Forward Banking and Finance Fund	D
Nidhi Mahurkar	Forward Emerging Markets Fund	A
Tom Rodwell	Forward Emerging Markets Fund	A
Stephen Burrows	Forward Emerging Markets Fund	A
Jonathan Bell	Forward Emerging Markets Fund	A
Joseph Garner	Forward Growth Fund	E
Kenneth G. Mertz II	Forward Growth Fund	E
Stacey L. Sears	Forward Growth Fund	D
Jim O’Donnell	Forward International Equity Fund	A
David Ruff	Forward International Equity Fund	C
Randall Coleman	Forward International Equity Fund	A
Bruce Brewington	Forward International Equity Fund	A
Sebastien Eisinger	Forward International Fixed Income Fund	A
Mickael Benhaim	Forward International Fixed Income Fund	A
David Bopp	Forward International Fixed Income Fund	A
Alexander Baskov	Forward International Fixed Income Fund	A
Simon Lue-Fong	Forward International Fixed Income Fund	A
Oliver Knobloch	Forward International Small Companies Fund	A
Michael McLaughlin	Forward International Small Companies Fund	A
Aylin Suntay	Forward International Small Companies Fund	A
Justin Hill	Forward International Small Companies Fund	A
Bill Barker	Forward International Small Companies Fund	A
Isaac H. Green	Forward Large Cap Equity Fund	A
Jeffery W. Netols	Forward Legato Fund	A
William C. Martindale	Forward Legato Fund	A
Robert M. Mitchell	Forward Legato Fund	A
Mark A. Thompson	Forward Legato Fund	A
Rick D. Moulton	Forward Legato Fund	A
Dana L. Feick	Forward Legato Fund	A
Philip W. Dobrzynski	Forward Legato Fund	A
David A. Webb	Forward Legato Fund	A
Alan E. Hart	Forward Long/Short Credit Analysis Fund	A
Guy J. Benstead	Forward Long/Short Credit Analysis Fund	A
Irene Hoover	Forward Mini-Cap Fund	C
Rick Imperiale	Forward Real Estate Fund	F
Irene Hoover	Forward Small Cap Equity Fund	C

*	Key to Dollar Ranges
A	None
B	$1 - $10,000
C	$10,001 - $50,000
D	$50,001 - $100,000
E	$100,001 - $500,000
F	$500,001 - $1,000,000
G	Over $1,000,000

Allocation of Investment Opportunities

Because the portfolio managers discussed above generally manage multiple accounts with similar investment objectives and strategies, each Sub-Advisor is subject to portfolio security allocation procedures which are intended to ensure that limited investment opportunities are allocated in a fair and equitable manner among the Sub-Advisor’s various client accounts. Where a Sub-Advisor seeks to purchase securities for the account of a Fund and other clients, but is unable to obtain the desired amount of the securities, the available amount is generally allocated pro-rata among the Fund and other participating accounts, with limited exceptions.

29

Distributor

The Funds offer their shares to the public on a continuous basis. Shares of the Funds are distributed pursuant to a Distribution Agreement, dated as of September 30, 2005 (the “Distribution Agreement”), between the Trust and the Distributor, ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203. The Distribution Agreement requires the Distributor to solicit orders for the sale of shares and to undertake such advertising and promotion as the Distributor believes reasonable in connection with such solicitation. The Trust and the Distributor have agreed to indemnify each other against certain liabilities. The Trust pays no fee to the Distributor under the Distribution Agreement. The Distribution Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of the Board of Trustees who are not parties to such agreement or “interested persons” of any such party and must be approved either by votes of a majority of the Trustees or a majority of the outstanding voting securities of the Funds. The Distribution Agreement may be terminated by either party on at least 60 days’ written notice and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Codes of Ethics

The Trust, the Investment Advisor, the Sub-Advisors and the Distributor have adopted Codes of Ethics governing personal trading activities of all of their trustees, directors and officers and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Funds or obtain information pertaining to such purchase or sale. The Codes of Ethics permit personnel subject to the Code of Ethics to invest in securities, including securities that may be purchased or held by the Funds.

The Investment Advisor’s and Sub-Advisors’ Codes of Ethics are designed to address and avoid potential conflicts of interest relating to personal trading and related activities. The Codes of Ethics instruct the Investment Advisor and Sub-Advisor to always place the interests of shareholders first, ensure that all personal securities transactions are conducted consistent with the Code of Ethics and in such a manner to avoid any actual or potential conflicts of interest or abuse, and prohibits investment company personnel from taking inappropriate advantage of their positions.

The Investment Advisor’s and Sub-Advisors’ Codes of Ethics each prohibit personal trading in certain securities by access persons unless they have received written authorization from the respective Advisor or Sub-Advisor. Each Code of Ethics lists situations in which transactions are exempt and thus covered persons may engage in exempted transactions without following the procedures set forth in the Code of Ethics. Access persons are required to make initial and annual reports of their securities holdings and to file quarterly securities transaction reports with the Investment Advisor or Sub-Advisor even if no securities transactions occurred and no new securities accounts were opened during the relevant quarter. Each employee is required to certify that he or she has read, understands and has complied with the Code of Ethics.

The Distributor’s Code of Ethics is designed to clearly state, and inform its access persons about, prohibited activities in which employees may not engage. The Distributor’s Code of Ethics prohibits its access persons from purchasing or selling securities based upon any material nonpublic information to which they have access solely as a result of their employment with the Distributor, and prohibits informing others, who may act on such information, about material nonpublic information about the Distributor or one of its clients.

The Codes of Ethics of the Trust, the Investment Advisor, the Sub-Advisors and the Distributor are on public file with and available from the SEC.

Proxy Voting Policies and Procedures

It is the Funds’ policy that proxies received by the Funds are voted in the best interest of the Funds’ shareholders. The Board of Trustees of the Funds has adopted Proxy Voting Policies and Procedures for the Funds that delegate all responsibility for voting proxies received relating to the Funds’ securities to the Investment Advisor. The Board of Trustees will periodically review and approve the Investment Advisor’s and Sub-Advisors’ proxy voting policies and procedures and any amendments.

30

Proxy Voting Guidelines

Pictet Asset Management Limited and Pictet Asset Management SA

Pictet Asset Management (“PAM”)(which includes PAM Ltd and PAM SA) has adopted proxy voting policies and procedures whereby it seeks to avoid material conflicts of interest by voting in accordance with its pre-determined written proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, PAM may engage a third party as an independent fiduciary, as necessary, to vote all proxies, and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

All proxies received by PAM are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in PAM’s policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines. Proposals that cannot be categorized under the Voting Guidelines and raise a material conflict of interest between PAM and a client are referred to PAM’s proxy voting committee for resolution.

With regard to voting proxies of foreign companies, PAM weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, PAM seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

When evaluating proposals, PAM recognizes that the management of a publicly-held company may need protection from the market’s frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, PAM generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. PAM believes that a shareholder’s role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, PAM generally opposes proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. Accordingly, PAM generally votes in accordance with management on issues that PAM believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

Although each proxy issue will be considered individually, PAM generally takes the following positions pursuant to the Voting Guidelines. PAM generally opposes anti-takeover provisions and proposals that would result in Board entrenchment. PAM generally approves: (1) routine matters, including the ratification of auditors and the time and place of meetings; (2) the election of Trustees recommended by management; (3) limitations on charitable contributions or fees paid to lawyers; (4) confidential voting; (5) limiting Trustees’ liability; (6) employee stock purchase plans; and (7) establishing pension plans. PAM will consider the following issues on a case-by-case basis: stock compensation to Trustees; elimination of Trustees’ mandatory retirement policy; option and stock grants to management and Trustees; and permitting indemnification of Trustees and/or officers.

Emerald Mutual Fund Advisers Trust

In instances in which Emerald may have a potential conflict of interest arising from, among other things, a direct business relationship or financial interest in a company soliciting proxies, the Funds Board will be advised of the conflict and, if appropriate, approve any proposal to vote fund shares made by Emerald. The voting policies set forth below apply to all proxies Emerald is entitled to vote. It is Emerald’s policy to vote all such proxies. Through the proxy voting process, Emerald seeks to select proper directors and ensure that these directors have properly supervised management, and resolve issues of natural conflict between shareholders and managers, including but not limited to issues concerning appropriate compensation, corporate expansion, dividend policies, free cash flow, various restrictive corporate governance and control issues, and preserving integrity.

In voting proxies, Emerald considers those factors, which would affect the value of the investment and votes in the manner which, in its view, will best serve the economic interest of the Funds’ shareholders. Consistent with this objective, Emerald exercises its vote in an activist pro-shareholder manner in accordance with the following policies.

31

Boards of Directors: Emerald will generally vote in favor of resolutions: requiring a majority of outside directors; requiring audit, compensation and nominating committees be comprised exclusively of outside directors; and creating shareholder advisory committees.

Selection of Accountants: Emerald will generally support a rotation of accountants to provide a truly independent audit. This rotation should generally occur every 4-5 years.

Incentive Stock Plans: Emerald will generally vote against all excessive compensation and incentive stock plans which are not performance related.

Corporate Restructuring Plans or Company Name Changes: Emerald will generally evaluate proposals regarding corporate restructuring or company name changes on a case-by-case basis.

Annual Meeting Location: This topic normally is brought forward by minority shareholders, requesting management to hold the annual meeting somewhere other than where management desires. Emerald normally votes with management, except in those cases where management seeks a location to avoid their shareholders.

Preemptive Rights: This is usually a shareholder request enabling shareholders to participate first in any new offering of common stock. Emerald generally does not feel that preemptive rights would add value to shareholders and, therefore, it would vote against such shareholder proposals.

Mergers and/or Acquisitions: Each merger and/or acquisition has numerous ramifications for long term shareholder value. After in-depth valuation, Emerald will vote its shares on a case-by-case basis.

Corporate Governance Issues: These issues include those areas where voting with management may not be in the best interest of the institutional investor. Generally, these proposals will be examined on a case-by-case basis.

Provisions Restricting Shareholder Rights: These provisions would hamper shareholders’ ability to vote on certain corporate actions, such as changes in the bylaws, greenmail, poison pills, recapitalization plans, golden parachutes, and on any item that would limit shareholders’ rights to nominate, elect, or remove directors. These items can change the course of the corporation overnight and shareholders should have the right to vote on these critical issues. Emerald will vote against management proposals to implement such restrictions and vote for shareholder proposals to eliminate them.

Anti-Shareholder Measures: These are measures designed to entrench management so as to make it more difficult to effect a change in control of the corporation. They are normally not in the best interests of shareholders since they do not allow for the most productive use of corporate assets.

1.

Classification of the Board of Directors: A classified board is one in which directors are not elected in the same year rather their terms of office is staggered. This eliminates the possibility of removing entrenched management at any one annual election of directors. Emerald will vote against proposals to classify the board and support proposals (usually shareholder initiated) to implement annual elections of the board.

2.

Shareholder Rights Plans (Poison Pills): Anti-acquisition proposals of this sort come in a variety of forms. In general, issuers confer contingent benefits of some kind on their common stockholders. The most frequently used benefit is the right to buy shares at discount prices in the event of defined changes in corporate control. Emerald will vote against proposals to adopt Shareholder Rights Plans, and vote for shareholder proposals eliminating such plans.

3.

Unequal Voting Rights: A takeover defense, also known as superstock, which gives holders disproportionate voting rights. Emerald adheres to the One Share, One Vote philosophy, as all holders of common equity must be treated fairly and equally. Emerald will vote against proposals creating different classes of stock with unequal voting privileges.

4.

Supermajority Clauses: These are implemented by management requiring that an overly large amount of shareholders (66-95% of shareholders rather than a simple majority) approve business combinations or mergers, or other measures affecting control. This is another way for management to make changes in control of the company more difficult. Emerald will vote against management proposals to implement supermajority clauses and support shareholder proposals to eliminate them.

5.

Fair Price Provisions: These provisions allow management to set price requirements that a potential bidder would need to satisfy in order to consummate a merger. The pricing formulas normally used are so high that the provision makes any tender offer prohibitively expensive. Therefore, their existence can foreclose the possibility of tender offers and hence,

32

the opportunity to secure premium prices for holdings. Emerald will vote against management proposals to implement fair price provisions and vote for shareholder proposals to eliminate them. Caveat: Certain fair price provisions are legally complex and require careful analysis and advice before concluding whether or not their adoption would serve shareholders’ interests.

6.

Increases in Authorized Shares and/or Creation of New Classes of Common and Preferred Stock: Emerald will support management in connection with a resolution to increase the number of authorized shares if management has a stated purpose for the increase. Under normal circumstances, this would include stock splits, stock dividends, stock option plans, and for additional financing needs. However, in certain circumstances, it is apparent that management is proposing these increases as an anti-takeover measure. When used in this manner, share increases could inhibit or discourage stock acquisitions by a potential buyer, thereby negatively affecting a fair price valuation for the company. Therefore, Emerald, on a case-by-case basis, will vote against management if it attempts to increase the amount of shares that it is authorized to issue if the intention is to use the excess shares to discourage a beneficial business combination. One way to determine if management intends to abuse its right to issue shares is if the amount of authorized shares requested is double the present amount of authorized shares. In connection with creating new classes of stock, managements have proposed authorizing shares of new classes of stock, usually preferreds, in order that the board is able to issue them at its discretion. The board may also be granted the discretion to determine the dividend rate, voting privileges, redemption provisions, conversion rights, etc. without approval of the shareholders. These “blank check” issues are designed specifically to inhibit a takeover, merger, or accountability to its shareholders. Therefore, Emerald would vote against management in allowing the board the discretion to issue any type of “blank check” stock without shareholder approval.

7.

Directors and Management Liability and Indemnification: These proposals are a result of the increasing cost of insuring directors and top management against lawsuits. Generally, managements propose that the liability of directors and management be either eliminated or limited. Shareholders must have some recourse for losses that are caused by negligence on the part of directors and management. Therefore directors and management should be responsible for their fiduciary duty of care towards the company. The Duty of Care is defined as the obligation of directors and management to be diligent in considering a transaction or in taking or refusing to take a corporate action. Emerald will, on a case-by-case basis, vote against attempts by management to eliminate directors and management liability for breaches of their Duty of Care.

8.

Compensation Plans (Incentive Plans): Management occasionally will propose to adopt an incentive plan which will become effective in the event of a takeover or merger. These plans are commonly known as “golden parachutes” or “tin parachutes” as they are specifically designed to grossly or unduly benefit a select few in management who would most likely lose their jobs in an acquisition. Shareholders should be allowed to vote on all plans of this type. On a case-by-case basis, Emerald will vote against attempts by management to adopt proposals that are specifically designed to grossly or unduly benefit members of executive management in the event of an acquisition.

9.	Greenmail: Emerald will vote for any shareholder resolution that would eliminate the possibility of the payment of greenmail.

10.

Cumulative Voting: Cumulative voting entitles stockholders to as many votes as equal the number of shares they own multiplied by the number of directors being elected. According to this set of rules, a shareholder can cast all votes towards a single director, or any two or more. This is a proposal usually made by a minority shareholder seeking to elect a director to the board who sympathizes with a special interest. It also can be used by management that owns a large percentage of the company to ensure that their appointed directors are elected. Cumulative voting tends to serve special interests and not those of shareholders; therefore, Emerald will vote against any proposals establishing cumulative voting and for any proposal to eliminate it.

11.

Proposals Designed to Discourage Mergers & Acquisitions In Advance: These provisions direct board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids. This catchall apparently means that the perceived interests of customers, suppliers, managers, etc., would have to be considered along with those of the shareholders. Directors should not allow other considerations to dilute or deviate from the interests of shareholders. Emerald will vote against proposals that would discourage the most productive use of corporate assets in advance.

12.

Confidential Voting: A company that does not have a secret ballot provision has the ability to see the proxy votes before the annual meeting. In this way, management is able to know before the final outcome how its proposals are being accepted. If a proposal is not going its way, management has the ability to call shareholders to attempt to convince them to change their votes. Elections should take place in a normal democratic process which includes the secret ballot. Elections without the secret ballot can lead to coercion of shareholders, employees, and other corporate partners. Emerald will vote for proposals to establish secret ballot voting.

33

13.

Disclosure: Emerald will vote against proposals that would require any kind of unnecessary disclosure of business records. Emerald will vote for proposals that require disclosure of records concerning unfair labor practices or records dealing with the public safety.

14.

Changing the State of Incorporation: If management sets forth a proposal to change the state of incorporation, the reason for the change is usually to take advantage of another state’s liberal corporation laws, especially regarding mergers, takeovers, and anti-shareholder measures. Many companies view the re-domestication in another jurisdiction as an opportune time to put new anti-shareholder measures on the books or to purge their charter and bylaws of inconvenient shareholder rights. Emerald, on a case-by-case basis, will vote against proposals changing the state of incorporation for the purpose of their anti-shareholder provisions and will support shareholder proposals calling for reincorporation into a jurisdiction more favorable to shareholder democracy.

15.

Equal Access to Proxy Statements: Emerald supports stockholders rights to equal access to the proxy statement, in the same manner that management has access. Stockholders are the owners of a corporation and should not be bound by timing deadlines and other obstacles that presently shareholders must abide by in sponsoring proposals in a proxy statement. The board should not have the ability to arbitrarily prevent a shareholder proposal from appearing in the proxy statement. Emerald will support any proposal calling for equal access to proxy statements.

16.

Abstention Votes: Emerald supports changes in the method of accounting for abstention votes. Abstention votes should not be considered as shares “represented” or “cast” at an annual meeting. Only those shares cast favoring or opposing a proposal should be included in the total votes cast to determine if a majority vote has been achieved. Votes cast abstaining should not be included in total votes cast. Emerald will support any proposal to change a company’s by-laws or articles of incorporation to reflect this view of accounting for abstention votes.

Other Issues: On other major issues involving questions of community interest, moral and social concern, fiduciary trust and respect for the law such as: human rights, nuclear issues, defense issues, and social responsibility, Emerald, in general, will support the position of management. Exceptions to this policy include:

South Africa: Emerald will actively encourage those corporations that have South African interests to adopt and adhere to the Statement of Principles for South Africa, formerly known as the Sullivan Principles, and to take further actions to promote responsible corporate activity.

Northern Ireland: Emerald will actively encourage U.S. companies in Northern Ireland to adopt and adhere to the MacBride Principles and to take further actions to promote responsible corporate activity.

Hoover Investment Management Co., LLC

Hoover’s Proxy Voting Policy is designed to assure that proxies are voted in the best interests of its clients (including the Forward Small Cap Equity Fund and Forward Mini-Cap Fund). Hoover considers the voting of proxies an integral part of the investment decision-making process, which has the potential to affect the economic value of a security both in the short run and in the long run. Hoover has engaged the services of a third party, Glass, Lewis & Co., for assistance in collecting and voting proxies according to established guidelines adopted by Hoover and maintaining records of votes cast on behalf of clients. Hoover retains final authority and fiduciary responsibility for all proxy voting.

While many proxy proposals concern routine matters and can be voted in accordance with the guidelines, some proposals may require special consideration. Hoover’s Operations Manager (also the Proxy Officer), the portfolio manager and the relevant analyst will be responsible for reviewing these proxies.

Routine Business. Hoover will generally vote with management on most routine business matters. With regard to certain specific issues such as election of Directors, appointment of accountants and proposals to authorize additional common or preferred stock unless management’s clear intent is to thwart a takeover, Hoover generally votes with management.

Corporate Governance. Hoover generally votes against management on certain corporate governance issues that it believes may present a conflict between the interests of management and the interests of shareholders.

Social and Political Issues. Generally, Hoover votes against such proposals, unless it can be clearly shown that there would be a positive economic benefit from them.

34

Conflicts of Interest. Hoover is sensitive to conflicts of interest that may arise in the proxy decision-making process and will seek to resolve all conflicts in the collective best interests of its clients. Voting in accordance with the guidelines described above will generally prevent any conflicts that may appear to exist from affecting its voting. However, if (i) a proposal is not covered by the guidelines or (ii) a portfolio manager seeks to vote contrary to the guidelines, the Proxy Officer will inquire whether Hoover or the portfolio manager deciding how to vote has any interests that could be viewed as potentially conflicting with the interests of its clients. If there are any potential conflicts, the Proxy Officer will consult with other Hoover senior management and, as appropriate, an independent consultant or outside counsel to determine what votes on those proposals would be in the collective best interest of its clients.

Piedmont Investment Advisors, LLC

Piedmont Investment Advisors, LLC has the fiduciary obligation at all times to place the best interest of advisory clients as the sole consideration when voting proxies of portfolio companies. Piedmont Investment Advisors retains the right to vote proxies as deemed appropriate, and may vote proxies through an independent third party. Piedmont Investment Advisors currently uses the Institutional Shareholder Services (“ISS”). Proxy issues shall receive consideration based on all relevant facts and circumstances. As a general rule, Piedmont Investment Advisors shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interest between management and shareholders, or reduce the value of shareholders’ investments.

Proxy Review Committee: Piedmont Investment Advisors has established a Proxy Review committee that has enlisted the services of ISS, to assist with the analysis of voting issues and to carry out the actual voting process. The Proxy Committee considers its fiduciary responsibility to all clients when addressing proxy issues and provides voting instructions to ISS accordingly, taking into account the general policies outlined above. All applicable research, analysis, and other information used by Piedmont Investment Advisors shall be maintained in the same manner and adhere to the applicable laws and regulations for voting client proxies.

Proxy Administrator: Piedmont Investment Advisors has appointed an individual to serve as Proxy Administrator. The Proxy Administrator, or its designee, will receive, sort, and process proxy materials. The Proxy Administrator maintains adequate proxy voting record keeping systems and provides the Proxy Review Committee with detailed reports regarding proxy voting activities.

In the situations where the proxy voting decision may deviate from Piedmont’s standard and/or is an extenuating circumstance and additional information is needed for deciding how to vote, the Proxy Administrator will address the issue and provide the additional research information to the Management Committee, which meets more frequently than the monthly meeting of the Proxy Review Committee. All relevant information will be considered by the Proxy Review Committee in deciding if a new vote is warranted and in the best interest of clients.

Proxy Voting Service: Piedmont Investment Advisors currently subscribes to ISS’s Corporate Governance Service, which enables the formulation and updating of proxy voting guidelines, efficient scheduling proxy voting and making sound voting decisions on corporate governance matters at U.S. corporations. Annually Piedmont reviews the guidelines provided to ISS and amends if deemed necessary. The guidelines that Piedmont provides to ISS are what ISS uses to execute the actual voting process. Piedmont provides to ISS on a weekly basis a list of holdings to ensure the voting of any company proxies that are held in clients’ portfolios.

ISS provides research and recommendations to the Proxy Administrator on the issues that would be considered extenuating. The Proxy Administrator, in turn, meets with the Proxy Review Committee and Management Committee to address the voting decision.

35

Netols Asset Management Inc.

NAM’s proxy voting policy is designed to provide reasonable assurance that proxies are voted in the Fund’s best economic interest. NAM votes proxies for its portion of the Forward Legato Fund pursuant to the authority granted in the sub-advisory agreement between NAM and Forward Management, or as granted by written direction from Forward Management. The President of NAM is responsible for voting Fund proxies.

Conflicts of Interest. If NAM encounters a material conflict in voting Fund proxies, NAM will seek to resolve the conflict before voting the proxy. Material conflicts of interest are defined as those conflicts that, in the opinion of the President of NAM, a reasonable investor would view as important in making a decision regarding how to vote a proxy.

NAM maintains a list, which its CCO regularly updates, of those business relationships between NAM and other parties that are deemed to be material and may result in a conflict with respect to a future proxy contest. In addition, all employees are required to disclose all personal and familial relationships that may present a material conflict of interest with respect to a future proxy contest.

Unless the Investment Advisor requests otherwise, NAM will take one of the following actions to ensure the proxy voting decision is based on the Fund’s best interests and is not a result of the conflict.

1.	Engage an independent party to determine how to vote the proxy;

2.

Prepare a report that (i) describes the conflict of interest; (ii) discusses procedures used to address such conflict of interest; (iii) discloses any contacts from outside parties (other than routine communications from proxy solicitors) regarding the proposal; and (iv) confirms that the recommendation was made solely on the investment merits and without regard to any other consideration. The completed report will be forwarded to the CCO, who will ensure the affected proxy is voted in accordance with such report;

3.	Refer the proxy to the Fund’s Investment Advisor; or

4.	Disclose the conflict to the affected Fund and seek their consent to vote the proxy prior to casting the vote.

Voting Guidelines. NAM strives to vote all proxies in the best economic interests of the Fund and in such a manner that will increase shareholder value. In evaluating a particular proxy proposal, NAM takes into consideration, among other items:

1.	NAM’s determination of whether the proxy proposal will create dilution for shareholders;

2.	NAM’s determination of how the proxy proposal will impact the Fund;

3.	The period of time over which shares of the company are expected to be held in the Fund’s portfolio;

4.	The size of the position;

5.	The costs involved in the proxy proposal; and

6.	Management’s assertions regarding the proxy proposal.

Proxy Proposals Regarding Business Operations Matters. NAM generally supports management’s recommendations on proxy issues related to business operations matters (i.e., not related to compensation or control matters), since management’s ability is a key factor NAM considers in selecting equity securities for the Fund’s portfolio. NAM believes a company’s management should generally have the latitude to make decisions related to the company’s business operations. However, when NAM believes the company’s management is acting in an inconsistent manner with the Fund’s best interests NAM will vote against management’s recommendations.

Proxy Proposals Creating Shareholder Dilution. NAM will generally vote against recommendations it determines will create dilution for shareholders.

Proxy Proposals Regarding Compensation Matters. NAM will generally vote against non-salary compensation plans (such as stock compensation plans, employee stock purchase plans and long-term incentive plans) unless, in NAM’s opinion, such plans are structured to not create serious dilution to shareholders. NAM will analyze all other compensation plans on a case-by-case basis.

36

Proxy Proposals Regarding Control Matters. NAM will review proxy proposals regarding control matters (e.g., mergers and anti-takeover tactics) related to a company on a case-by-case basis. NAM generally opposes measures preventing shareholders from accepting an offer of a sale of a company.

Conestoga Capital Advisors, LLC

It is the policy of CCA to vote Fund proxies in the interest of maximizing shareholder value. To that end, CCA will vote in a way that it believes consistent with its fiduciary duty, will cause the value of shares of the Fund to increase the most or decline the least. Consideration will be given to both the short and long term implications of the proposal to be voted on when considering the optimal vote. Any general or specific proxy voting guidelines provided by the Investment Advisor in writing will supersede this policy.

Procedures for Identification and Voting of Proxies. CCA’s proxy voting procedures are designed to enable CCA to resolve material conflicts of interest with clients before voting their proxies in the interest of shareholder value. CCA maintains a list of all clients for which it votes proxies either in hard copy or electronically, which is updated by the Proxy Administrator. The Proxy Administrator attempts to assess any material conflicts between CCA’s interests and those of the Fund with respect to proxy voting as described below.

The Proxy Administrator shall receive all proxy voting materials and will be responsible for ensuring that proxies are voted and submitted in a timely manner. Where applicable, the Proxy Administrator votes proxies in accordance with the Fund’s written instructions.

CCA is not required to vote every client proxy and such should not necessarily be construed as a violation of CCA’s fiduciary obligations. CCA shall at no time ignore or neglect its proxy voting responsibilities. However, there may be times when refraining from voting is in the client’s best interest. CCA may abstain from voting if it deems such abstinence in the Fund’s best interests. The rationale for “abstain” votes will be documented and the documentation will be maintained in the permanent file. The Proxy Administrator is responsible for conducting the proxy voting cost-benefit analysis in those certain situations in which CCA believes it may be in its clients’ best interest for CCA not to vote a particular proxy. The Proxy Administrator shall maintain documentation of any cost/benefit analysis with respect to client proxies that were not voted by CCA.

If the Proxy Administrator detects a conflict of interest, the Proxy Administrator will, as soon as practicable, convene the Proxy Voting Committee (the “Committee”). The Proxy Administrator will identify for the Committee the issuer and proposal to be considered, the conflict of interest that has been detected, and the vote he believes is in the interest of shareholder value and the reasons why. The members of the Committee will then consider the proposal by reviewing the proxy voting materials and any additional documentation a member(s) feels necessary in determining the appropriate vote.

Upon the provision of a reasonable amount of time to consider the proposal, each member of the Committee will in turn announce to the Committee his decision on whether CCA will vote for or against the proposal. Members of the Committee are prohibited from abstaining for the Committee vote and are prohibited from recommending that CCA refrain from voting on the proposal, although “abstain” votes are permitted. The Secretary will record each member’s vote and the rationale for his decision.

If all members of the Committee have voted in the same direction on the proposal, all of CCA’s proxies for that proposal will be voted in such direction. If a unanimous decision cannot be reached by the Committee, CCA will, at its expense, engage the services of an outside proxy voting service or consultant who will provide an independent recommendation on the direction in which CCA should vote on the proposal. The proxy voting service’s or consultant’s determination will be binding on CCA.

In the event that CCA votes the same proxy in two directions, it shall maintain documentation to support its voting in the permanent file. This may occur if a client requires CCA to vote a certain way on an issue, while CCA deems it beneficial to vote in the opposite direction for its other clients.

Conflicts of Interest. Although CCA has not currently identified any material conflicts of interest that would affect its proxy voting decisions, it is aware of the potential for future conflicts of interest. Upon the detection of a material conflict of interest, the procedure described above will be followed.

37

CCA realizes that due to the difficulty of predicting and identifying all material conflicts, it must rely on its employees to notify the Proxy Administrator of any material conflict that may impair CCA’s ability to vote proxies in an objective manner. Upon such notification, the Proxy Administrator will notify the Chief Compliance of the conflict who will recommend an appropriate course of action.

The Proxy Administrator will, on an annual basis, report to the CCO all conflicts of interest that arise in connection with the performance of CCA’s proxy-voting obligations (if any), and any conflicts of interest that have come to his attention (if any).

Disclosure. CCA will ensure that Part II of Form ADV is updated as necessary to reflect: (i) all material changes to the Proxy Voting Policy and Procedures; and (ii) regulatory requirements.

Proxy Solicitation. As a matter of practice, it is CCA’s policy to not reveal or disclose to any client how CCA may have voted (or intends to vote) on a particular proxy until after such proxies have been counted at a shareholder’s meeting. CCA will never disclose such information to unrelated third parties.

The Proxy Administrator is to be promptly informed of the receipt of any solicitation from any person to vote proxies on behalf of clients. At no time may any employee accept any remuneration in the solicitation of proxies. The Proxy Administrator shall handle all responses to such solicitations.

Riverbridge Partners, LLC

It is the policy of Riverbridge to vote all proxies for the exclusive benefit of the Fund. In most, if not all cases, this will mean that the proposals which maximize the value of portfolio securities will be approved without regard to non-economic considerations. Riverbridge will generally cast votes in the interest of maximizing plan assets over the long term for social and corporate responsibility issues.

Riverbridge seeks to fulfill its responsibilities to the Fund in connection with the analysis of proposals submitted by corporate management, and others, to shareholders for approval, and to properly execute and deliver proxy ballots in connection therewith. Unless otherwise specifically provided in the agreement between Forward Management and Riverbridge, Riverbridge will be responsible for evaluating and voting on all proposals.

Riverbridge will generally not favor proposals which are designed to make it difficult for a company to be acquired or which have a tendency to entrench current management at the expense of securities holders. Therefore, Riverbridge can generally be expected to vote against proposals approving classified boards of Trustees, blank check preferred stock, unequal voting rights plans, elimination of shareholder action by written consent, prohibitions of shareholder special meetings, granting stock options at less than fair market value, exchanging underwater stock options and the pyramiding of stock options by management. Super majority proposals will be evaluated on a case-by-case basis, as will increases in authorized common stock, anti-greenmail provisions, re-incorporation or re-organization proposals and acceleration of options vesting upon change of control. In such situations and those of similar import to shareholders, the investment team of Riverbridge will be responsible for making the decision on how securities will be voted. Securities in client accounts that are not held in our model portfolios will be voted based on recommendations received by an outsourced proxy research firm. Their recommendations will be based on the proxy voting guidelines of Riverbridge Partners.

Conflicts of Interest. In the rare case that Riverbridge may face a conflict of interest, Riverbridge will vote solely in the interest of maximizing plan assets over the long term. If a conflict occurs, Riverbridge will record the security involved, the basis for the conflict and the proxy votes as they relate to the security. Riverbridge will use an independent third party to recommend how the proxy involving the conflict should be voted.

Cedar Ridge Partners, LLC

Cedar Ridge shall vote proxies related to securities held by any client in a manner that is in the best interest of the client. Cedar Ridge shall consider only those factors that relate to the client’s investment, including how its vote will economically impact and affect the value of the client’s investment (keeping in mind that, after conducting an appropriate cost-benefit analysis, not voting at all on a presented proposal may be in the best interest of the client).

Proxy votes generally will be cast in favor of proposals that maintain or strengthen the company’s business prospects, including but not limited to the quality of earnings, income, and cash flow, and maintain or increase overall enterprise value. Proxy votes generally will be cast against proposals having the opposite effect. In voting on each and every issue, Cedar Ridge shall vote in a prudent and timely fashion and only after a careful evaluation of the issue(s) presented on the ballot.

38

In exercising its voting discretion, Cedar Ridge shall avoid any direct or indirect conflict of interest raised by such voting decision. Cedar Ridge will provide adequate disclosure to the client if any substantive aspect or foreseeable result of the subject matter to be voted upon raises an actual or potential conflict of interest to Cedar Ridge or the business of Cedar Ridge. After informing the client of any potential conflict of interest, Cedar Ridge will take appropriate action.

Cedar Ridge shall keep certain records required by applicable law in connection with its proxy voting activities for clients and shall provide proxy-voting information to clients upon their written or oral request.

The following proposals will generally be voted as indicated below:

Corporate Governance Matters

1.	General

A. Generally, routine management proposals will be supported. The following are examples of routine management proposals:

•	Approval of financial statements, director and auditor reports.

•	General updating/corrective amendments to the charter.

•	Proposals related to the conduct of the annual meeting, except those proposals that relate to the “transaction of such other business which may come before the meeting.”

B. Proposals requiring confidential voting and independent tabulation of voting results will be supported.

C. Proposals requiring a U.S. company to have a separate Chairman and CEO will not be supported.

D. Proposals by management of non-U.S. companies regarding items that are clearly related to the regular course of business will be supported.

E. Proposals to require the company to expense stock options will be supported.

F. Open-ended requests for adjournment generally will not be supported. However, where management specifically states the reason for requesting an adjournment and the requested adjournment is necessary to permit a proposal that would otherwise be supported under this Policy to be carried out (i.e. an uncontested corporate transaction), the adjournment request will be supported.

G. Proposals requiring that the company prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders generally will not be supported.

2.	Election of Directors

A. In situations where no conflict exists and where no specific governance deficiency has been noted, proxies will be voted in support of nominees of management.

B. The following proposals generally will be supported:

•	Proposals requiring that a certain percentage (up to 66 2/3%) of the company’s board members be independent directors.

•	Proposals requiring that members of the company’s compensation, nominating and audit committees be comprised of independent or unaffiliated directors.

C. A withhold vote generally will be made in the following circumstances:

•

If a nominee who is interested is standing for election as a member of the company’s compensation, nominating or audit committees; A director nominee may be deemed to be interested if the nominee has, or any time during the previous five years had, a relationship with the issuer (e.g., investment banker, counsel

39

or other professional service provider, or familial relationship with a senior officer of the issuer) that may impair his or her independence;

•	A direct conflict exists between the interests of the nominee and the public shareholders;

•	A nominee has failed to attend at least 75% of board meetings within a given year without a reasonable excuse; or

•	A nominee serves on the board of directors for more than six companies (excluding investment companies).

3.	Anti-Takeover Matters

A. Proposals to modify or rescind existing supermajority vote requirements to amend the charter or bylaws generally will be supported; proposals to amend bylaws to require a supermajority shareholder vote to pass or repeal certain provisions generally will not be supported.

B. Proposals requiring shareholder approval or ratification of a shareholder rights plan or poison pill will be supported.

Capitalization Changes

The following proposals generally will be voted as indicated below.

1.	The following proposals generally will be supported:

•	Proposals to create a new class of preferred stock or for issuances of preferred stock.

•	Proposals to reduce the number of authorized shares of preferred stock, or to eliminate classes of preferred stock.

2.	The following proposals generally will not be supported (notwithstanding management support).

•	Proposals relating to capitalization changes that add classes of stock which substantially dilute the voting interests of existing shareholders.

Compensation

The following proposals generally will be voted as indicated below.

1.	The following proposals generally will be supported:

•	Proposals relating to director fees, provided the amounts are not excessive relative to other companies in the country or industry.

•	Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad-based employee plan, including all non-executive employees.

•

Proposals for the establishment of employee stock option plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

•	Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

2.

Blanket proposals requiring shareholder approval of all severance agreements generally will not be supported, however, proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported.

3.	Blanket proposals requiring shareholder approval of executive compensation generally will not be supported.

40

Forward Uniplan Advisors, Inc.

As required under the Investment Advisers Act of 1940, Uniplan has adopted Proxy Voting Policies and Procedures for voting proxies received with respect to accounts managed by Uniplan. The Investment Advisers Act of 1940 requires an investment advisor that exercises voting authority over client proxies to adopt policies and procedures reasonably designed to ensure that the advisor votes proxies in the best interests of clients, to disclose to clients information about those policies and procedures and how they may obtain information regarding how the advisor has voted their proxies.

In instances where there is a potential conflict of interest between Uniplan and its clients with respect to matters relating to proxies, Uniplan will use one of the following methods to vote proxies, the determination of such method to be made based on the clients’ best interest:

1.	provide the client with pertinent information about the matter to be voted on and any potential Uniplan conflict and obtain the client’s consent before voting;

2.	vote securities based on a pre-determined voting policy established by Uniplan;

3.	vote client securities based upon the recommendations of an independent third party; or

4.	request the client to engage another party to determine how the proxies should be voted.

Uniplan will vote proxies related to securities held by any client in client in accordance with specific pre-determined procedures designed to ensure that the best interests of the client are met. Generally, Uniplan will consider only those factors that relate to the client’s investment, including how its vote will economically impact and affect the value of the client’s investment. For instance, proxy votes generally will be cast in favor of proposals that maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the issuer’s board of directors and management, and maintain or increase the rights of shareholders. Proxy votes generally will be cast against proposals having the opposite effect. In voting on each and every issue, Uniplan and its employees will vote in a prudent and diligent fashion and only after a careful evaluation of the issue presented on the ballot.

Uniplan will, on an annual basis, provide clients with a concise summary of its proxy voting process, and upon request, provide clients with a copy of its Proxy Voting Policies and Procedures and how they can obtain information regarding how their securities were voted.

Forward Management, LLC

For the Forward Funds portfolios for which it exercises proxy voting authority, Forward Management will vote proxies in the best interests of the Fund. Forward Management has contracted with PROXY Governance (“Proxy Governance”) to handle administration and voting of these proxies and has directed Proxy Governance to vote all proxies on behalf of the portfolios of the Forward Funds in accordance with Proxy Governance’s recommendations. Proxy Governance’s stated mission is to provide proxy analysis and recommendations that support the growth of long-term shareholder value. The firm’s approach to enhancing overall corporate value growth through effective proxy voting relies on analysis and recommendations that are developed on an issue-by-company basis. Proxy Governance views proxy issues and provides recommendations in the context of company-specific metrics, taking into account a variety of relevant factors.

Because Forward Management does not exercise discretion in voting proxies for the Forward Funds portfolios but routinely votes proxies according to the Guidelines or the recommendations of Proxy Governance, no potential conflict of interests between Forward Management and the Fund should actually affect the voting of proxies. However, should a conflict arise, Forward Management will use one of the following methods to resolve such conflict, provided such method results in a decision to vote the proxies that is based on the Fund’s best interest and is not the product of the conflict:

•	“echo vote” or “mirror vote” the proxies in the same proportion as the votes of other proxy holders that are not Forward Management clients; or

•	if possible, erect information barriers around the person or persons making voting decisions sufficient to insulate the decision from the conflict.

The following examples illustrate the Investment Advisor’s Guidelines with respect to certain typical proxy votes. This summary is not an exhaustive list of all the issues that may arise or of all the matters addressed in the Guidelines, and whether the Investment Advisor supports or opposes a proposal will depend upon the specific facts and circumstances described in the proxy statement and other available information.

41

Board of Directors. The Investment Advisor will vote for uncontested director nominees. The Investment Advisor will withhold votes from director nominees if (i) the board lacks an audit, compensation or nominating committee; (ii) the board will consist of more than 11 directors after the election; (iii) the board will consist of fewer than 7 directors after the election; (iv) the company has adopted a classified board structure; or (v) the company does not have an independent chair or lead director. The Investment Advisor will also withhold votes from any director nominee (i) attending less than 75% of the board and committee meetings during the previous fiscal year; (ii) who is retired from active employment and who serves on boards at four other major companies; (iii) who is employed full-time and who serves on board at two other major companies; (iv) who serves on the audit committee if non-audit services exceed 50% of fees; or (v) who is non-independent and serves on the nominating, audit or compensation committee if 25% of committee members are not independent. The Investment Advisor will withhold votes from directors’ nominees on a case by case basis if the board does not include at least one woman director and one minority director.

Mergers/Acquisitions. The Investment Advisor will vote on a case by case basis for a management proposal to merge with or acquire another company. The Investment Advisor will vote against a merger/acquisition if (i) the combined entity would be controlled by a person or group; (ii) the change-in-control provision would be triggered; (iii) the current shareholders would be minority owners of the combined company; or (iv) the combined entity would reincorporate or change its governance structure. The Investment Advisor will vote on a case by case basis on a proposal that would move the target company’s location outside the U.S.

Conflicts of Interest. When a proxy presents a conflict of interest to the Investment Advisor, the Investment Advisor may: (i) vote in accordance with its proxy policy if it involves little or no discretion; (ii) vote as recommended by a third party service if the Investment Advisor utilizes such a service; (iii) “echo vote” or “mirror vote” the proxies in the same proportion as the votes of other proxy holders that are not Advisor clients; (iv) if possible, erect information barriers around the person or persons making voting decisions sufficient to insulate the decision from the conflict; (v) if practical, notify affected clients of the conflict of interest and seek a waiver of the conflict; or (vi) if agreed upon in writing with the client, forward the proxies to affected clients allowing them to vote their own proxies.

Funds’ Proxy Voting Records

Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008 is available: (1) without charge, upon request, by calling (800) 999-6809; and (2) filed on Form N-PX on the Securities and Exchange Commission’s website at www.sec.gov.

Administrative Services and Transfer Agent

ALPS Fund Services, Inc. (hereinafter “AFS,” “Administrator” and “Transfer Agent”), whose principal business address is 1290 Broadway, Suite 1100, Denver, CO 80203, acts as the Funds’ administrator and transfer agent. As Administrator, AFS performs corporate secretarial, treasury and blue sky services and acts as fund accounting agent for the Funds. For its services as Administrator, the Funds pay AFS fees based on the average daily net assets of each Fund, accrued daily and payable monthly by the Funds at the following annual rate:

Average Net Assets	Annual Fee
Up to and including $1 billion	0.065%
In excess of $1 billion up to and including $3 billion	0.035%
In excess of $3 billion	0.030%

The Administration Agreement between the Funds and AFS was effective September 12, 2005. The Administration Agreement has an initial term of three years and will renew automatically for successive one-year terms. Pursuant to an Amended and Restated Transfer Agency and Services Agreement dated April 29, 2009 and effective as of May 1, 2009, AFS acts as transfer agent and dividend disbursing agent for the Funds. The Transfer Agency and Services Agreement has an initial term of three years and automatically renews for successive one-year terms. Shareholder inquiries may be directed to AFS at P.O. Box 1345, Denver, CO 80201

AFS has served as administrator and transfer agent for the Funds since September 12, 2005. For the fiscal years ended December 31, 2008, 2007 and 2006, AFS received from the Funds fees for administrative services totaling $2,204,017, $2,430,518 and $1,980,807 respectively.

Prior to March 1, 2006, PFPC Inc. served as administrator for the Funds (other than the Forward Banking and Finance Fund and Forward Growth Fund). For the fiscal years ended December 31, 2006 PFPC received from the Funds fees for administrative and transfer agent services totaling $171,576.

42

Other Service Providers

Each Fund pays all expenses not assumed by the Investment Advisor, the Sub-Advisors or the Administrator. Expenses paid by the Funds include, but are not limited to: custodian, stock transfer and dividend disbursing fees and accounting and recordkeeping expenses; Rule 12b-1 fees and shareholder service fees pursuant to distribution or service plans; costs of designing, printing and mailing reports, Prospectuses, proxy statements and notices to its shareholders; taxes and insurance; expenses of the issuance, sale or repurchase of shares of the Fund (including federal and state registration and qualification expenses); legal and auditing fees and expenses; compensation, fees and expenses paid to Trustees who are not interested persons of the Trust; association dues; costs of stationery and forms prepared exclusively for the Funds; and trade organization dues and fees. In addition, as noted above, the Trust has agreed to pay the Investment Advisor a fee in the amount of $125,000 per annum as compensation for providing an officer or employee of the Investment Advisor to serve as Chief Compliance Officer for the series of the Trust known as the Forward Funds (each such series bearing its pro rata share of the fee), plus the cost of reasonable expenses related to the performance of the Chief Compliance Officer’s duties, including travel expenses, and may compensate the Investment Advisor for the time of other officers or employees of the Investment Advisor who serve in other compliance capacities for the Funds.

Shareholder Distribution and Shareholder Service Plans

Distribution Plans

The Funds have adopted service and distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Class A, Class C and Investor Class shares of the Funds (each a “Distribution Plan” and collectively, the “Distribution Plans”). The purpose of the Distribution Plans is to permit the Funds to compensate the Distributor, banks, brokers, dealers, administrators and other financial intermediaries for services provided and expenses incurred by them in promoting the sale of shares of the Fund or maintaining or improving services provided to Class A , Class C and Investor Class shareholders. By promoting the sale of shares and maintaining or improving services to shareholders, the Distribution Plans should help provide a continuous cash flow, affording the Investment Advisor and Sub-Advisors the ability to purchase and redeem securities without forcing the Investment Advisor and Sub-Advisors to make unwanted sales of existing portfolio securities.

The Forward Growth Fund and Forward Banking and Finance Fund will each reimburse the Distributor at an annual rate up to 0.35%, payable monthly. Expenses acceptable for reimbursement of distribution expenses under the Distribution Plans for the Class A shares of the Forward Banking and Finance Fund, Forward Growth Fund include but are not limited to compensation of broker-dealers or other persons for providing assistance in distribution and for promotion of the sale of the shares of the Funds, the printing of Prospectuses and reports used for sales purposes, expenses of preparing and distributing sales literature and related expenses, advertisements, and other distribution-related expenses, including a pro-rated portion of the Distributor’s expenses attributable to the specific Class of shares related to implementing and operating the Distribution Plans. Fees under the Distribution Plans may also be used to pay for or compensate others for the provision of services to existing shareholders. The Investment Advisor is responsible for paying the Distributor for any unreimbursed distribution expenses. In certain instances, fees under the Distribution Plan for the Class A shares of the Forward Banking and Finance Fund and Forward Growth Fund may be paid to an employee of the Sub-Advisor who is also a registered representative of the Distributor where there is a customer relationship and account maintenance and other customer services are provided.

Expenses acceptable for reimbursement of shareholder servicing fees under the Distribution Plans for the Class A shares of Forward Emerald Funds include compensation of broker-dealers or other persons others for, among other things, furnishing personal services and maintaining shareholder accounts, which services include, among other things, assisting in establishing and maintaining customer accounts and records; assisting with purchase and redemption requests; arranging for bank wires; monitoring dividend payments from each Fund on behalf of customers; forwarding certain shareholder communications from the Funds to customers; receiving and answering correspondence; and aiding in maintaining the investment of their respective customers in the Class.

Under the Distribution Plan for the Class A shares of all other Funds, the Funds pay the fees to the Distributor under the Distribution Plan on a monthly basis at an annual rate not to exceed 0.35% of each Fund’s average net assets attributable to Class A shares. Under the Distribution Plan for the Class C shares of all Funds, the Funds pay the fees to the Distributor on a monthly basis at an annual rate not to exceed 0.75% of each Fund’s average net assets attributable to Class C shares. Under the Distribution Plan for the Investor Class shares of all Funds, the Funds pay the fees to the Distributor on a monthly basis at an annual rate not to exceed 0.25% of each Fund’s average net assets attributable to Investor Class shares. Expenses acceptable for payment under the Distribution Plans include but are not limited to compensation of broker-dealers or other

43

persons for providing assistance in distribution and for promotion of the sale of the Class A, Class C and Investor Class shares of the Funds, the printing of Prospectuses and reports used for sales purposes, expenses of preparing and distributing sales literature and related expenses, advertisements, and other distribution-related expenses, including a pro-rated portion of the Distributor’s expenses attributable to each Class of shares related to implementing and operating the Distribution Plan, providing information periodically to existing shareholders, forwarding communications from the Trust to shareholders, responding to inquiries from shareholders regarding their investment in the Funds, other services qualifying under applicable rules of the Financial Industry Regulatory Authority, Inc., administrative services such as transfer agent and sub-transfer agent services for shareholders, aggregating and processing purchase and redemption orders for Fund shares, preparing statements for shareholders, processing dividend payments, providing sub-accounting services, receiving, tabulating and transmitting proxies executed by shareholders, and other personal services in connection with shareholder accounts. The Funds’ Investment Advisor is responsible for paying the Distributor for any unreimbursed distribution expenses.

Broker-dealers or others may not be eligible to receive payments under the Distribution Plan for Class C shares until after the twelfth month following a shareholder purchase in the Class C shares of a particular Fund.

Because the fees under the Distribution Plans are paid out of a Fund’s assets attributable to the Class A, Class C shares and Investor Class shares on an ongoing basis, over time these fees will increase the cost of your investment in Class A, Class C or Investor Class shares and may cost you more than paying other types of sales charges.

Administration of the Distribution Plans is governed by Rule 12b-1 under the 1940 Act, which includes requirements that the Board of Trustees receive and review, at least quarterly, reports concerning the nature and qualification of services and expenses that are paid for or reimbursed. Continuance of each Distribution Plan is subject to annual approval by a vote of the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect interest in the Distribution Plan or related arrangements (these Trustees are known as “Independent Trustees”), cast in person at a meeting called for that purpose. All material amendments to the Distribution Plan must be likewise approved by separate votes of the Trustees and the Independent Trustees. A Distribution Plan may not be amended in order to increase materially the costs which the Fund bears for distribution pursuant to the Distribution Plan without also being approved by a majority of the outstanding voting securities of a Fund. Any agreement pursuant to a Distribution Plan terminates automatically in the event of its assignment, and a Distribution Plan and any agreement pursuant to a Distribution Plan may be terminated without penalty, at any time, by a vote of the majority of (i) the outstanding voting securities of the relevant Class, or (ii) the Independent Trustees.

For purposes of paying for record-keeping and administrative services under the Distribution Plans, the Distributor and financial intermediaries normally calculate payment on the basis of an average running balance over a quarter. For administrative reasons, the Distributor may enter into agreements with certain financial intermediaries providing for a different method of calculating “average net asset value” during the quarter.

The Distributor may suspend or modify any of the Distribution Plans at any time. Payments are subject to the continuation of the Distribution Plans described above and the terms of service agreements between dealers and the Distributor.

The Funds participate from time to time in joint distribution activities. Fees paid under a Distribution Plan may be used to finance the distribution of one or more of the Forward Funds, and the expenses will be allocated on the relative net asset size of the Funds.

44

For the fiscal year ended December 31, 2008, the following amounts were paid under the Distribution Plans:

Advertising	Printing and Mailing of Prospectuses to other than current shareholders	Compensation to underwriters	Compensation to broker- dealers	Compensation to sales personnel	Interest, carrying, or other finance charges
Forward Banking and Finance Fund			$445,604
Forward Emerging Markets Fund			$59,258
Forward Growth Fund			$455,516
Forward International Equity Fund			$97,273
Forward International Fixed Income Fund			$4,076
Forward International Small Companies Fund			$474,030
Forward Large Cap Equity Fund			$27,102
Forward Legato Fund			$11,456
Forward Long/Short Credit Analysis Fund			$16,719
Forward Mini-Cap Fund			$15,976
Forward Real Estate Fund			$80,063
Forward Small Cap Equity Fund			$794,872

Shareholder Services Plan

The Funds also have a shareholder services plan, which is separate from the Distribution Plan described above, currently in effect with respect to the Class A, Class C, Investor Class and Institutional Class shares of the Funds (the “Shareholder Services Plan”). The Trust intends to operate the Shareholder Services Plan in accordance with its terms. Under the Shareholder Services Plan, each Fund is authorized to pay to banks, brokers, dealers, administrators and other financial intermediaries or third party service providers a payment each month in connection with services provided to shareholders. Payments under the Shareholder Services Plan are calculated daily and paid monthly at an annual rate not to exceed 0.20% of the average daily net assets of a Fund attributable to Class A shares, 0.25% of the average daily net assets of a Fund attributable to Class C shares, 0.15% of the average daily net assets of a Fund attributable to Investor Class shares and .05% of the average daily net assets of a Fund attributable to Institutional Class shares.

Under the Shareholder Services Plan, ongoing payments may be made to participating organizations for services including, but not limited to, providing information periodically to existing shareholders, forwarding communications from the Trust to shareholders, responding to inquiries from shareholders regarding their investment in the Funds, other services qualifying under applicable rules of the Financial Industry Regulatory Authority, Inc., administrative services such as transfer agent and sub-transfer agent services for shareholders, aggregating and processing purchase and redemption orders for Fund shares, preparing statements for shareholders, processing dividend payments, providing sub-accounting services, receiving, tabulating and transmitting proxies executed by shareholders, and other personal services provided in connection with shareholder accounts. Because fees under the Shareholder Services Plan are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In the event the Shareholder Services Plan is terminated with respect to a Fund or Class of shares thereof in accordance with its terms, the obligations of the Fund to make payments pursuant to the Shareholder Services Plan with respect to the applicable Class of shares will cease and the Fund will not be required to make any payments for expenses incurred after the date the Shareholder Services Plan terminates. Payments may be made under the Shareholder Services Plan without regard to actual shareholder servicing expenses incurred by a recipient.

The Shareholder Services Plan has been approved by the Trust’s Board of Trustees, including by the Independent Trustees. The Shareholder Services Plan must be renewed annually by the Board of Trustees, including a majority of the Independent Trustees, by a vote cast in person at a meeting called for that purpose. The Shareholder Services Plan may be terminated as to a particular Class of shares at any time, without any penalty, by such Trustees on 60 days’ written notice.

Any change in the Shareholder Services Plan of the Funds that would amend the Shareholder Services Plan or materially increase the expenses paid by the Funds requires approval by the Board of Trustees of the Funds, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements related to it, by a vote cast in-person.

Amounts paid under the Shareholder Services Plan are reported to the Board of Trustees at least quarterly, and the Board is furnished with such other information as may reasonably be requested in connection with the payments made under the Shareholder Services Plan in order to enable the Board to make an informed determination of whether the Shareholder Services Plan should be continued.

45

For purposes of paying for record-keeping and administrative services under the Shareholder Services Plan, the Distributor and financial intermediaries normally calculate payment on the basis of an average running balance of the net assets attributable to each class over a quarter. For administrative reasons, the Distributor may enter into agreements with certain financial intermediaries providing for a different method of calculating “average net asset value” during the quarter.

Additional Payments to Intermediaries

Additional payments to intermediaries, which are sometimes referred to as “revenue sharing,” may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a Fund or a share class over others offered by competing fund families. The term “intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator, third-party administrator, insurance company and/or any other institutions having a selling, administration or any similar arrangement with Forward Management or its affiliates. An intermediary may receive payments from various sources such as Rule 12b-1 fees or administrative fees payable by the Funds, or Forward Management or its affiliates out of their own assets.

Additional payments will be made by Forward Management or its affiliates out of their own assets and not out of the assets of the Funds. Such additional payments are not reflected in and do not change the expenses paid by investors for the purchase of shares of a Fund as set forth in the Fund Fees and Expenses tables in the prospectuses. The Funds, Forward Management and the Sub-Advisors do not consider an intermediary’s sales of Fund shares as a factor when choosing brokers or dealers to effect transactions for the Funds.

In addition to payments made to intermediaries under the Funds’ Shareholder Distribution and Shareholder Service Plans, Forward Management or its affiliates out of their own assets may make payments to intermediaries that distribute and/or provide services to Fund shareholders. Additional payments are generally based on the average net assets of a Fund attributable to a particular intermediary, assets held over a certain time period by a certain intermediary, and/or sales of Fund shares through a particular intermediary.

Additional payments may be used for various purposes and take various forms, including but not limited to:

•	providing shareholder recordkeeping, processing, accounting and/or other administrative or distribution services;

•

payments for placement of a Fund on an intermediary’s list of mutual funds available for purchase by its customers or for including a Fund within a group that receives special marketing focus or are placed on a “preferred list”;

•	“due diligence” payments for an intermediary’s examination of a Fund and payments for providing extra employee training and information relating to a Fund;

•	“marketing support fees” for providing assistance in promoting the sale of Fund shares;

•	provision of educational programs, including information and related support materials;

•	hardware and software; and

•

occasional meals and entertainment, tickets to sporting events, nominal gifts and travel and lodging (subject to the applicable rules and regulations of the Financial Industry Regulatory Authority, Inc.).

As of January 1, 2009, Forward Management or its affiliates have entered into ongoing contractual arrangements to make additional payments to certain intermediaries. For more information about these payments, please consult your financial intermediary.

Custody Fee Offset Agreement

The Investment Advisor has entered into a Custody Fee Offset Agreement (“Agreement”) with Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian, for the benefit of the Funds. Pursuant to the Agreement, the Investment Advisor and Sub-Advisors may allocate brokerage transactions to BBH, and BBH will offset the commissions paid by a Fund for electronic orders against the custody-related fees for that Fund in a predetermined ratio. A Fund may benefit from the commission offset because credits generated will be used to offset the Fund’s custody expenses.

As discussed above, in placing orders for portfolio transactions for a Fund, the Investment Advisor and Sub-Advisors are generally required to give primary consideration to obtaining the most favorable price and execution available. Accordingly, the Investment Advisor and each Sub-Advisor will execute transactions through BBH under the Agreement only if the Investment Advisor or Sub-Advisor believes the Fund can obtain best execution. If the Investment Advisor or Sub-Advisor does not believe the Fund can obtain best execution from BBH, there is no obligation to execute transactions through BBH. The Agreement is not intended to promote the distribution of Fund shares.

46

INVESTMENT OBJECTIVES AND POLICIES

The investment objective of each of the Funds is a fundamental policy and may not be changed without a vote of the holders of a majority of the outstanding shares of the relevant Fund. Non-fundamental policies of each Fund may be changed by the Trust’s Board of Trustees without a vote of the holders of a majority of the outstanding shares of a Fund. Any policy not specifically identified as “fundamental” is a non-fundamental policy of the Funds. There can be no assurance that the investment objective of any Fund will be achieved.

The investment policy of each of the Forward Banking and Finance Fund, Forward Emerging Markets Fund, Forward Mini-Cap Fund, Forward Small Cap Equity Fund, Forward International Equity Fund, Forward International Fixed Income Fund, Forward International Small Companies Fund, Forward Large Cap Equity Fund and Forward Real Estate Fund relating to the type of investments in which 80% of the Fund’s net assets, plus borrowings, if any, must be invested in the particular type of investment suggested by its name, may be changed by the Board of Trustees without shareholder approval. However, to the extent required by the SEC regulations, shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC.

INVESTMENT RESTRICTIONS

Fundamental Policies

The following restrictions are fundamental policies of each Fund that may not be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities. A majority of a Fund’s outstanding voting securities means the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes will not be considered a violation of the restriction, except that a Fund will take reasonably practicable steps to attempt to continuously monitor and comply with its liquidity standards. Also, if a Fund receives subscription rights to purchase securities of an issuer whose securities the Fund holds, and if the Fund exercises such subscription rights at a time when the Fund’s portfolio holdings of securities of that issuer would otherwise exceed a limit, it will not constitute a violation if, prior to the receipt of the securities from the exercise of such rights, and after announcement of such rights, the Fund sells at least as many securities of the same class and value as it would receive on exercise of such rights.

As a matter of fundamental policy, the Forward Emerging Markets Fund, Forward Mini-Cap Fund, Forward Small Cap Equity Fund, Forward International Equity Fund, Forward International Small Companies Fund, Forward Large Cap Equity Fund, Forward Legato Fund and Forward Real Estate Fund may not:

1.	Invest 25% or more of the total value of its assets in a particular industry, except that the Forward Real Estate Fund will invest over 25% of its assets in the real estate industry.

2.

Issue senior securities, except to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), or borrow money, except that a Fund may borrow up to 15% of its total assets from banks for temporary or emergency purposes.

3.	Purchase or sell commodities or commodity contracts, except that each Fund may engage in futures transactions as described in the Prospectus.

4.

Make loans, except that each Fund may (a) purchase and hold debt instruments (including bonds, debentures or other obligations and certificates of deposit, bankers’ acceptances and fixed-time deposits) in accordance with its investment objective and policies, (b) invest in loans through participations and assignments, (c) enter into repurchase agreements with respect to portfolio securities, and (d) make loans of portfolio securities, as described in the Prospectus.

5.	Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter.

6.	Purchase real estate (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein, including REITS).

47

7.	Purchase securities on margin (except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions).

As a matter of fundamental policy, the Forward Long/Short Credit Analysis Fund may not:

1.

Issue senior securities or borrow money, except to the extent permitted by the 1940 Act. For purposes of this restriction, the entering into of options, short sales, futures, forwards and other investment techniques or derivatives contracts, and collateral and margin arrangements with respect to such transactions, are not deemed to include the borrowing or the issuance of senior securities provided such transactions are “covered” in accordance with applicable regulatory guidance.

2.	Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

3.	Invest more than 25% of the total value of its assets in a particular industry.

4.

Purchase or sell commodities or commodity contracts, except that the Fund may engage in futures, options, and other derivative transactions with respect to securities, futures, indexes, currencies, interest rates, and other financial instruments, as described in the Prospectus or SAI.

5.	Purchase real estate (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein).

6.

Make loans, except to the extent permitted by the 1940 Act. Without limitation of the previous sentence, the Fund may (a) purchase and hold debt instruments (including bonds, debentures or other obligations and certificates of deposit, bankers’ acceptances and fixed-time deposits) in accordance with its investment objective and policies, (b) invest in loans through participations and assignments, (c) enter into repurchase agreements with respect to portfolio securities, and (d) make loans of portfolio securities, as described in the Prospectus or SAI.

As a matter of fundamental policy, the Forward International Fixed Income Fund:

1.	May not invest 25% or more of the total value of its assets in a particular industry.

2.

May borrow money or issue any senior security, only as permitted or to the extent not prohibited under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

3.

May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this SAI, each as may be amended from time to time, from purchasing, selling or entering into financial derivative or commodity contracts (including, but not limited to, futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, hybrid instruments, swap agreements, any interest rate, currency or securities-related hedging or derivative instrument, or any other derivative instruments), subject to compliance with any applicable provisions of the federal securities or commodities laws.

4.

May make loans, only as permitted or to the extent not prohibited under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5.	May not underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a fund may be deemed to be an underwriter.

6.	May not purchase real estate (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein).

7.

May not purchase securities on margin, except for short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with covered transactions in options, futures, options on futures and short positions.

48

As a matter of fundamental policy, with respect to 75% of its total assets, each Fund other than the Forward International Fixed Income Fund, Forward Real Estate Fund and Forward Long/Short Credit Analysis Fund may not: (1) purchase a security if, as a result, more than 5% of the Fund’s total assets immediately after and as the result of such purchases would be invested in the securities of any one issuer; and (2) purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do no apply to U.S. Government securities or to securities of other investment companies. Changes in the market value of a Fund’s assets after the time of purchase do not affect this calculation.

As a matter of fundamental policy the Forward Growth Fund may not:

1.

Invest more than 5% of the value of its assets in the equity or debt of one issuer (other than obligations issued or guaranteed by the United States Government), except that if the Fund receives subscription rights to purchase securities of an issuer whose securities the Fund holds, and if the Fund exercises such subscription rights at a time when the Fund’s portfolio holdings of securities of that issuer would otherwise exceed this limit, it will not constitute a violation if, prior to the receipt of securities from the exercise of such rights, and after announcement of such rights, the Fund sells at least as many securities of the same class and value as it would receive on exercise of such rights.

2.	Invest more than 15% of total assets in one industry.

3.	Invest in, write, or sell put or call options, straddles, spreads or combinations thereof.

4.	Make short sales.

5.

Borrow money, except from a bank. Such borrowing shall be permitted for temporary or emergency purposes only (to facilitate the meeting of redemption requests), and not for investment purposes. Such borrowing cannot exceed fifteen percent (15%) of the Fund’s current total assets, and will be repaid before any additional investments are purchased. The Fund will not purchase securities when borrowing exceeds 5% of total assets.

6.

Pledge, mortgage or hypothecate assets, except to secure borrowings permitted by Item (5) above, and then only pledge securities not exceeding ten percent (10%) of the Fund’s total assets (at current value).

7.	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

As a matter of fundamental policy the Forward Banking and Finance Fund may not:

1.

Invest more than 5% of the value of its assets in the equity or debt of one issuer (other than obligations issued or guaranteed by the U.S. Government), except that if the Fund receives subscription rights to purchase securities of an issuer whose securities the Fund holds, and if the Fund exercises such subscription rights at a time when the Fund’s portfolio holdings of securities of that issuer would otherwise exceed this limit, it will not constitute a violation if, prior to the receipt of securities from the exercise of such rights, and after announcement of such rights, the Fund sells at least as many securities of the same class and value as it would receive on exercise of such rights.

2.

Invest more than 25% of total assets in one industry, except that the Fund shall, under normal conditions, invest not less than 25% of its total assets in securities of companies principally engaged in the banking industry and not less than 25% of its total assets in securities of companies principally engaged in the financial services industry. For purposes of this restriction, companies principally engaged in the banking industry means U.S. commercial and industrial banking and savings institutions and their parent holding companies, and companies principally engaged in the financial services industry means commercial and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, real estate investment trusts, insurance and insurance holding companies, and leasing companies.

3.	Borrow money, except from a bank; such borrowing will be limited to no more than 5% of net assets.

In addition, as a matter of fundamental policy each of the Forward Growth Fund and Forward Banking and Finance Fund may not:

1.	Issue or sell senior securities.

2.	Purchase or sell commodities, commodity contracts or futures contracts.

49

3.

Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

4.

Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate that are issued or backed by the United States Government, its agencies or instrumentalities.

5.

Purchase or hold the securities of any issuer if the officers or trustees of the Fund, its Advisor or its Sub-Advisor (i) individually own more than 0.5% of the outstanding securities of the issuer, or (ii) collectively own more than 5% of the outstanding securities.

6.	Acquire more than 10% of the voting securities of any issuer; or make investments for the purpose of gaining control of a company’s management.

7.

Invest in the securities of other investment companies (except in no-load, open-end money market mutual funds, and except in the case of acquiring such companies through merger, consolidation or acquisition of assets). The Fund will not invest more than 10% of its total current assets in shares of other investment companies nor invest more than 5% of its total current assets in a single investment company. When investing in a money market mutual fund, the Fund will incur duplicate fees and expenses.

8.

Make loans, except by purchase of debt obligations in which the Fund may invest in accordance with its investment policies, or except by entering into qualified repurchase agreements with respect to not more than 25% of its total assets (taken at current value). This policy does not prevent a Fund from lending its portfolio securities to the extent permitted by its fundamental restrictions and policies, or prevent a Fund from purchasing debt obligations, entering into repurchase agreements, or investment in loans, including assignments and participation interests.

Other Investment Policies

In addition to the fundamental investment restrictions listed above, the Funds have also adopted the following non-fundamental investment policies. These policies may be changed by the Funds’ Board of Trustees without shareholder approval.

Each Fund (other than the Forward Growth Fund and the Forward Banking and Finance Fund):

1.

Will not invest in securities of other registered investment companies in reliance on subparagraphs (F) or (G) of Section 12 of the 1940 Act. Under the 1940 Act, absent specific exemptive relief, a Fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more than 5% of its total assets in securities of any one investment company, and (iii) invest more than 10% of its total assets in securities of all investment companies.

50

The Forward Growth Fund:

1.	Will not buy or sell oil, gas or other mineral leases, rights or royalty contracts.

2.

Will not invest in illiquid securities (including illiquid equity securities, repurchase agreements and time deposits with maturities or notice periods of more than seven days, and other securities which are not readily marketable, including securities subject to legal or contractual restrictions on resale).

3.

Will not invest in warrants (a warrant is an option issued by a corporation that gives the holder the right to buy a stated number of shares of common stock of the corporation at a specified price within a designated time period).

4.

Will not invest more than 5% of its total assets (at current value) in securities of companies, including predecessor companies or controlling persons, having a record of less than three years of continuous operation.

The Forward Banking and Finance Fund:

1.

Will not invest more than 15% of its total assets (at current value) in illiquid securities (including illiquid equity securities, repurchase agreements and time deposits with maturities or notice periods of more than 7 days, and other securities which are not readily marketable, including securities subject to legal or contractual restrictions on resale).

2.

May engage in options strategies with respect to less than 5% of the Fund’s net assets, in which the Fund will either: (i) set aside liquid, unencumbered, daily marked-to-market assets in a segregated account with the Fund’s custodian in the prescribed amount; or (ii) hold securities or other options or futures contracts whose values are expected to offset (“cover”) its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.

3.

May not write put or call options having aggregate exercise prices equal to or greater than 5% of the Fund’s net assets, except with respect to options attached to or acquired with or traded together with their underlying securities and securities that incorporate features similar to options.

4.	May make short sales in total amounts that equal less than 5% of the Fund’s net assets.

5.	May not purchase securities on margin (except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions).

In addition, the Forward Growth Fund and Forward Banking and Finance Fund:

1.	Will not invest in foreign currencies or foreign options and will not invest more than 10% of their respective total assets (at current value) in foreign securities.

2.	Will not issue long-term debt securities.

3.	Will not invest more than 10% of their respective total assets (at current value) in repurchase agreements, and will not invest in repurchase agreements maturing in more than seven days.

4.

May invest their cash for temporary purposes in commercial paper, certificates of deposit, money market mutual funds, repurchase agreements (as set forth in Item 3 above) or other appropriate short-term investments. Commercial paper must be rated A-1 or A-2 by Standard & Poor’s Rating Services, a division of The McGraw-Hill Companies, Inc. (“S&P”) or Prime-1 or Prime-2 by Moody’s Investor Services, Inc. (“Moody’s”), or issued by a company with an unsecured debt issue currently outstanding rated AA by S&P or Aa by Moody’s, or higher. For more information on ratings, see Appendix A for a description of ratings used in this SAI. Certificates of Deposit (“CD’s”) must be issued by banks or thrifts which have total assets of at least $1 billion. In the case of a bank or thrift with assets of less than $1 billion, the Funds will only purchase CD’s from such institutions covered by FDIC insurance, and only to the dollar amount insured by the FDIC.

5.

May invest in securities convertible into common stock, but only when the Funds’ Sub-Advisor believes the expected total return of such a security exceeds the expected total return of common stocks eligible for investment.

51

6.

Will maintain their portfolio turnover rate at a percentage consistent with their investment objectives. The Funds will not engage primarily in trading for short-term profits, but they may from time to time make investments for short-term purposes when such trading is believed by the Funds’ Sub-Advisor to be desirable and consistent with a sound investment policy. The Funds may dispose of securities whenever the Sub-Advisor deems advisable without regard to the length of time held.

ADDITIONAL INVESTMENT TECHNIQUES AND RISKS

Additional information concerning investment techniques and risks associated with certain of the Funds’ investments is set forth below. Unless otherwise indicated above in “Investment Restrictions” or below, the following discussion pertains to each of the Funds. From time to time, particular Funds may purchase these securities or enter into these strategies to an extent that is more than incidental. Certain of the Funds may be restricted or prohibited from using certain of the investment techniques described below, as indicated under the heading “Investment Restrictions.”

Multi-Manager Risk

As the Forward Legato Fund utilizes multiple Sub-Advisors who make their trading decisions independently, it is possible that one or more of the Sub-Advisors may, at any time, take positions that may be opposite of positions taken by other Sub-Advisors or may engage in strategies that are not complementary. It is also possible that the Sub-Advisors may be competing with each other for similar positions on behalf of a Fund at the same time. In such cases, a Fund will incur brokerage and other expenses, without accomplishing any net investment results.

Equity Securities

A Fund may invest in equity securities. Equity securities consist of exchange-traded, over-the-counter (“OTC”) and unlisted common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, limited partnership interests and equity participations. The value of a Fund’s equity investments may change in response to stock market movements, information or financial results regarding the issuer, general market conditions, general economic and/or political conditions, and other factors.

Variable and Floating Rate Securities

Variable and floating rate securities are instruments that have a coupon or interest rate that is adjusted periodically due to changes in a base or benchmark rate. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily to annually, or may be event-based, such as based on a change in the prime rate.

A Fund may engage in credit spread trades and invest in floating rate debt instruments (“floaters”). A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies. The interest rate on a floater is a variable rate that is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against a rise in interest rates, although a Fund will participate in any declines in interest rates as well.

A Fund also may invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality, and a Fund accordingly may be forced to hold such an instrument for long periods of time and/or may experience losses of principal in such investment. Each Fund will not invest more than 5% of its assets in any combination of inverse floater, interest only (“IO”), or principal only (“PO”) securities. See “Mortgage-Related and Other Asset-Backed Securities” for a discussion of IOs and POs.

Mortgage-Related and Other Asset-Backed Securities

A Fund may invest in mortgage-related or other asset-backed securities. The value of some mortgage-related or asset-backed securities in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of a Fund, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of its Sub-Advisor to correctly forecast interest rates and other economic factors.

52

Mortgage Pass-Through Securities are securities representing interests in “pools” of mortgage loans secured by residential or commercial real property in which payments of both interest and principal on the securities are generally made monthly, in effect “passing through” monthly payments made by the individual borrowers on the mortgage loan that underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs that may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such securities can be expected to increase.

Payment of principal and interest on some Mortgage Pass-Through Securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government (in the case of securities guaranteed by the Government National Mortgage Association or “GNMA”); or guaranteed by agencies or instrumentalities of the U.S. government (in the case of securities guaranteed by the Federal National Mortgage Association or “FNMA” or the Federal Home Loan Mortgage Corporation or “FHLMC”), which are supported only by the discretionary authority of the U.S. government to purchase the agency’s obligations. Mortgage-related securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized Mortgage Obligations (“CMOs”) are hybrid mortgage-related instruments. Interest and pre-paid principal on a CMO are paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the GNMA, the FHLMC or the FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. CMOs that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities will be considered U.S. government securities by each Fund, while other CMOs, even if collateralized by U.S. government securities, will have the same status as other privately issued securities for purposes of applying a Fund’s diversification tests.

Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Mortgage-Related Securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, such as mortgage dollar rolls (see “Reverse Repurchase Agreements and Dollar Roll Arrangements” below), CMO residuals or stripped mortgage-backed securities (“SMBS”), and may be structured in classes with rights to receive varying proportions of principal and interest.

A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. A Fund will not invest more than 5% of its net assets in any combination of IO, PO or inverse floater securities. A Fund may invest in other asset-backed securities that have been offered to investors.

53

The Forward Banking and Finance Fund and the Forward Growth Fund will not engage in direct investment in real estate or real estate mortgage loans, except those instruments issued or guaranteed by the United States Government. The mortgage-related instruments in which these three Funds may invest include those issued by GNMA, FNMA and FHLMC (collectively, the “Mortgage-Related Instruments”). The underlying mortgages which collateralize Mortgage-Related Instruments issued by GNMA are fully guaranteed by the Federal Housing Administration or Veteran’s Administration, while those collateralizing
Mortgage-Related Instruments issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints. Mortgage-Related Instruments provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income and the capital portion will be reinvested. Unlike conventional bonds, Mortgage-Related Instruments pay back principal over the life of the Mortgage-Related Instrument rather than at maturity. At the time that a holder of a Mortgage-Related Instrument reinvests the payments and any unscheduled prepayment of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing Mortgage-Related Instruments. As a consequence, Mortgage-Related Instruments may be a less effective means of “locking-in” long-term interest rates than other types of U.S. government securities. While Mortgage-Related Instruments generally entail less risk of a decline during periods of rapidly rising interest rates, they may also have less potential for capital appreciation than other investments with comparable maturities because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if Mortgage-Related Instruments are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder’s principal investment to the extent of premium paid.

U.S. Government Obligations

Obligations of certain agencies and instrumentalities of the U.S. government, such as the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the FNMA, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the Federal Farm Credit Banks or the FHLMC, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

Regarding certain federal agency securities or government-sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks, and other government-sponsored entities), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by Congressional appropriations, and its securities are neither guaranteed nor issued by the United States Treasury.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.

On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009.

FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreement are both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.

54

FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.

In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

Convertible Securities

A Fund may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible. Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose.

The convertible securities in which a Fund may invest consist of bonds, notes, debentures and preferred stocks that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. A Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock or sell it to a third party. Thus, the Fund may not be able to control whether the issuer of a convertible security chooses to force conversion of that security. If the issuer chooses to do so, this action could have an adverse effect on a Fund’s ability to achieve its investment objective.

In carrying out this policy, a Fund may purchase convertible bonds and convertible preferred stock which may be exchanged for a stated number of shares of the issuer’s common stock at a price known as the conversion price. The conversion price is usually greater than the price of the common stock at the time of purchase of the convertible security. The interest rate of convertible bonds and the yield of convertible preferred stock will generally be lower than that of the non-convertible securities. While the value of the convertible securities will usually vary with the value of the underlying common stock and will normally fluctuate inversely with interest rates, it may show less volatility in value than the non-convertible securities. A risk associated with the purchase of convertible bonds and convertible preferred stock is that the conversion price of the common stock will not be attained. The Funds will purchase only those convertible securities which have underlying common stock with potential for long-term growth in the Investment Sub-Advisor’s opinion. The Funds will only invest in investment-grade convertible securities (those rated in the top four categories by either S&P or Moody’s).

55

Securities Issued by Other Investment Companies

Each Fund (other than the Forward Growth Fund and the Forward Banking and Finance Fund) may invest in securities of other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts (“HOLDRs”). Each of the Forward Growth Fund and the Forward Banking and Finance Fund may also invest in securities of other investment companies, but only no-load, open-end money market mutual funds. By investing in another investment company, a Fund is exposed to the risks of the underlying investment company in which it invests in proportion to the amount of assets the Fund allocates to the underlying investment company. In addition, a Fund’s investment in other investment companies is limited by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

Each Fund’s (other than the Forward Growth Fund and the Forward Banking and Finance Fund) investments in other investment companies may include investments in various exchange-traded funds (“ETFs”), subject to the Fund’s investment objective, policies and strategies as described in the Prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange or the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, a particular segment of a securities index or market sector, or may be actively managed.

Generally, a Fund will not purchase securities of another investment company if, as a result: (i) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the Fund, or (iii) more than 5% of the Fund’s total assets would be invested in any one such investment company. Many ETFs have obtained exemptive relief from the Securities and Exchange Commission to permit unaffiliated funds to invest in the ETF’s shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the particular ETF and the investing fund. Each Fund (other than the Forward Growth Fund and the Forward Banking and Finance Fund) may rely on these exemptive orders to invest in unaffiliated ETFs.

Repurchase Agreements

Securities held by a Fund may be subject to repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short time period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price which represents the Fund’s cost plus interest. The arrangement results in a fixed rate of return that is not subject to market fluctuations during the period that the underlying security is held by the Fund. Repurchase agreements involve certain risks, including seller’s default on its obligation to repurchase or seller’s bankruptcy. The Funds will enter into such agreements only with commercial banks and registered broker-dealers. In these transactions, the securities issued by the Funds will have a total value in excess of the value of the repurchase agreement during the term of the agreement. If the seller defaults, the respective Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest, and it may incur expenses in selling the security. In addition, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the United States Bankruptcy Code of 1983 or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Funds’ management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

In a repurchase agreement, a Fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed- upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. To protect a Fund from risk that the original seller will not fulfill its obligations, the securities are held in accounts of the Fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. If a seller defaults on its repurchase obligations, a Fund may suffer a loss in disposing of the security subject to the repurchase agreement. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as costs and delays to a Fund in connection with bankruptcy proceedings), it is the current policy of the Funds to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the Fund’s Sub-Advisor.

56

Reverse Repurchase Agreements and Dollar Roll Agreements

A Fund may borrow funds by entering into reverse repurchase agreements and dollar roll agreements in accordance with applicable investment restrictions. In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. A dollar roll agreement is identical to a reverse repurchase agreement except for the fact that substantially similar securities may be repurchased. While a reverse repurchase agreement is outstanding, a Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by the Fund’s Sub-Advisor. Such transactions may increase fluctuations in the market value of a Fund’s assets and may be viewed as a form of leverage. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities.

Dividend Rolls

A Fund may perform “dividend rolls.” A dividend roll is an arrangement in which a Fund purchases stock in a U.S. corporation that is about to pay a dividend. The Fund then collects the dividend. If applicable requirements are met, the dividend will qualify for the corporate “dividends-received deduction.”

Derivative Instruments

A Fund, except the Forward Growth Fund, may purchase and write call and put options on securities, securities indexes and foreign currencies, and enter into futures contracts and use options on futures contracts as further described below. A Fund may also enter into swap agreements with respect to foreign currencies, interest rates and securities indexes. A Fund may use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices or to attempt to achieve investment returns as part of its overall investment strategies. A Fund may also purchase and sell options relating to foreign currencies for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A Fund will maintain a segregated account consisting of assets determined to be liquid by its Sub-Advisor in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to avoid leveraging the portfolio of the Fund as described below.

The Funds consider derivative instruments to consist of securities or other instruments whose value is derived from or related to the value of some other instrument or asset, and not to include those securities whose payment of principal and/or interest depends upon cash flows from underlying assets, such as mortgage-related or asset-backed securities. The value of some derivative instruments in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of a Fund, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of its Sub-Advisor to correctly forecast interest rates and other economic factors. If a Sub-Advisor incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, a Fund could be exposed to the risk of loss. The Funds might not employ any of the strategies described above, and no assurance can be given that any strategy used will succeed. A decision as to whether, when and how to utilize derivative instruments involves the exercise of skill and judgment, and even a well-conceived derivatives strategy may be unsuccessful. The use of derivative instruments involves brokerage fees and/or other transaction costs, which will be borne by the Fund.

Swap Agreements

A Fund may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.

57

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

A Fund may enter into total return swap agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of assets determined to be liquid by the Investment Advisor or Sub-Advisors in accordance with procedures established by the Board of Trustees, to limit any potential leveraging of the Fund’s portfolio.

Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s assets.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Investment Advisor or Sub-Advisor’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the “Code”), may limit a Fund’s ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

58

Options on Securities, Securities Indexes, Futures Contracts, Swap Contracts and Swap Indexes

A Fund (other than the Forward Growth Fund) may write covered put and call options and purchase put and call options on securities, securities indexes and futures contracts that are traded on U.S. and foreign exchanges and over-the-counter, as well as options on swaps as defined above (see Swap Agreements) and swap indexes for hedging and non-hedging purposes. An option on a security, futures contract or swap contract is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, futures contract or swap contract (in the case of a call option) or to sell a specified security, futures contract or swap contract (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators. An option on an index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. One purpose of purchasing put options is to protect holdings in an underlying or related security or swap contract against a substantial decline in market value. One purpose of purchasing call options is to protect against substantial increases in prices of securities or swap contracts.

A Fund may write a call or put option only if the option is “covered.” A call option on a security, index, futures contract, swap contract or swap index written by a fund is “covered” if the fund owns the underlying security, index, futures contract, swap contract or swap index covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio, or otherwise segregates liquid assets in an amount equal to the value of the underlying instrument on a daily, marked-to-market basis. A call option on a security, index, futures contract, swap contract or swap index is also covered if a Fund holds a call on the same security, index, futures contract, swap contract or swap index and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by a Fund in cash or high-grade U.S. government securities in a segregated account with its custodian. A put option on a security, index, futures contract, swap contract or swap index written by a Fund is “covered” if the Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security, index, futures contract, swap contract or swap index and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

A Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security, index, futures contract, swap contract or swap index. A straddle will be covered when sufficient assets are deposited to meet a Fund’s immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, a Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

A Fund will receive a premium from writing a put or call option, which increases gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security, index, futures contract, swap contract or swap index on which a Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. If the value of the underlying security, index, futures contract, swap contract or swap index rises, however, a Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in its investments. By writing a put option, a Fund assumes the risk of a decline in the underlying security, index, futures contract, swap contract or swap index. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security, index, futures contract, swap contract or swap index, writing covered put options will increase a Fund’s losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

59

A Fund may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, a Fund will seek to offset a decline in value of the portfolio investments being hedged through appreciation of the put option. If the value of a Fund’s investments does not decline as anticipated, or if the value of the option does not increase, the Fund’s loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the accuracy of the correlation between the changes in value of the underlying security, index, futures contract, swap contract or swap index and the changes in value of a Fund’s investment holdings being hedged.

A Fund may purchase call options on individual securities or futures or swap contracts to hedge against an increase in the price of securities or futures or swap contracts that it anticipates purchasing in the future. Similarly, a Fund may purchase call options on a securities or swap index to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting reinvestment. When purchasing call options, a Fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security, index, futures contract, swap contract or swap index does not rise.

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although a Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, it may experience losses in some cases as a result of such inability. The value of over-the-counter options purchased by a Fund, as well as the cover for options written by a Fund, are considered not readily marketable and are subject to the Trust’s limitation on investments in securities that are not readily marketable.

There are several risks associated with transactions in options on securities, futures or swaps index. For example, there are significant differences between the securities, futures or swaps markets and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a securities, futures or swaps index, it would have to exercise the option in order to realize any profit or the option may expire worthless. If trading were suspended in an option purchased by a Fund, it would not be able to close out the option. If restrictions on exercise were imposed, a Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by a Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.

Additional information on options on futures contracts is discussed below.

Futures Contracts and Options on Futures Contracts

A Fund (other than the Forward Growth Fund and Forward Banking and Finance Fund) may invest in interest rate, credit linked, debt obligation, stock index and foreign currency futures contracts and options thereon for hedging or non-hedging purposes. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. A public market exists in futures contracts covering a number of indexes as well as financial instruments, including without limitation: U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates,; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future.

60

A Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or a short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

A Fund may enter into futures contracts and futures options that are standardized and traded on a U.S. or other exchange, board of trade, or similar entity, or quoted on an automated quotation system, and the Funds may also enter into OTC options on futures contracts.

Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed.

A Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet a Fund’s immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

A Fund will only enter into futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system, or where quoted prices are generally available in the over-the-counter market. Pursuant to applicable regulatory exemptions, a Fund and the Investment Advisor are not deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Funds expect to earn taxable interest income on it initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired.

Each Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by a Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, a Fund realizes a capital loss. The transactions costs must also be included in these calculations.

61

With respect to forwards and futures contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by segregating liquid assets equal to the contracts’ full, notional value. With respect to forwards and futures that are contractually required to “cash-settle,” however, a Fund is permitted to segregate liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability, if any) rather than the notional value. By setting aside assets equal to only its net obligation under cash-settled forward or futures, a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts. Options on futures and forward contracts will be covered in the manner set forth above under “Options on Securities, Securities Indexes and Futures.”

A Fund’s ability to reduce or eliminate its futures and related options positions will depend upon the liquidity of the secondary markets for such futures and options. The Funds intend to purchase or sell futures and related options only where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. Use of futures and options on futures for hedging may involve risks because of imperfect correlations between movements in the prices of the futures or options on futures and movements in the prices of the securities being hedged. Successful use of futures and related options by a Fund for hedging purposes also depends upon the Investment Advisor’s or Sub-Advisors’ ability to predict correctly movements in the direction of the market, as to which no assurance can be given.

Illiquid Securities

A Fund (other than the Forward Growth Fund) may invest in illiquid or restricted securities if the Investment Advisor or Sub-Advisor believes that they present an attractive investment opportunity. A Fund may not invest more than 15% of its net assets in illiquid or restricted securities. Generally, a security is considered illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the price at which the Fund has valued the investment. Its illiquidity might prevent the sale of such a security at a time when the Investment Advisor or Sub-Advisor might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Fund could realize upon disposition.

Illiquid securities generally include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed-time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”) and certain commercial paper that a Sub-Advisor has determined to be liquid under procedures approved by the Board of Trustees).

A Fund’s investments may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

Restricted securities, including placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as “qualified institutional buyers,” and under the Funds’ procedures, restricted securities may be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets.

Short Sales

A Fund (other than the Forward Growth Fund) may make short sales of securities as part of its overall portfolio management strategies and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale (other than a short sale “against the box”), it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

62

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated assets determined to be liquid by the Fund’s Investment Advisor or Sub-Advisor in accordance with procedures established by the Board of Trustees.

A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. A Fund may engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

Lending of Portfolio Securities

In order to generate additional income, each of the Funds from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The lending Fund must receive 102% collateral in the form of cash or U.S. government securities to cover any loans. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on such securities. Loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses.

Borrowing

Each Fund except the Forward Banking and Finance Fund may borrow up to 15% of the value of its total assets from banks for temporary or emergency purposes. The Forward Banking and Finance Fund may each borrow no more than 5% of its net assets from a bank. Under the 1940 Act, each of the Funds is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of a Fund’s holdings may be disadvantageous from an investment standpoint. A Fund may not engage in leveraging by means of borrowing which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Funds’ net asset values. Money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds.

Debt Securities

A Fund may invest in debt securities that are rated between “BBB” and as low as “CCC” by S&P and between “Baa” and as low as “Caa” by Moody’s or, if unrated, are of equivalent investment quality as determined by the Investment Advisor or Sub-Advisors. Such debt securities may include preferred stocks, investment-grade corporate bonds, debentures and notes and other similar corporate debt instruments, convertible securities, municipal bonds, and high-quality short-term debt securities such as commercial paper, bankers’ acceptances, certificates of deposit, repurchase agreements, obligations insured or guaranteed by the United States Government or its agencies, and demand and time deposits of domestic banks, United States branches and subsidiaries of foreign banks and foreign branches of United States banks. Debt securities may be acquired with warrants attached. Corporate income-producing securities may also include forms of preferred or preference stock. Investments in corporate debt securities that are rated below investment grade (rated below “BBB” by S&P or “Baa” by Moody’s) are considered speculative with respect to the issuer’s ability to pay interest and repay principal.

Rating agencies may periodically change the rating assigned to a particular security. If a debt security satisfies a Fund’s minimum rating requirement (rated at or above “CCC” by S&P, or “Caa” by Moody’s, or, if unrated, such security is of at least equivalent investment quality as determined by the Investment Advisor or Sub-Advisors) when purchased, a subsequent downgrade does not require the sale of the security, but the Investment Advisor and Sub-Advisors will consider which action is in the best interest of a Fund and its shareholders, including the sale of the security.

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be

63

reflected in a Fund’s net asset value. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. See “Variable and Floating Rate Securities.” The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Bonds that are rated “Baa” by Moody’s are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds that are rated C by Moody’s are the lowest rated class of bonds and can be regarded as having extremely poor prospects of attaining any real investment standing.

Bonds rated “BBB” by S&P are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories. Bonds rated “D” by S&P are the lowest rated class of bonds and generally are in payment default. The “D” rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Although they may offer higher yields than higher rated securities, high-risk, low rated debt securities (commonly referred to as “junk bonds”) and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low rated or unrated debt securities may also make it more difficult for a Fund to obtain accurate market quotations for the purposes of valuing their portfolios. Market quotations are generally available on many low rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of a Fund to achieve its investment objective may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher rated securities.

Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses seeking recovery.

Privatizations

Certain of the Funds may invest in privatizations. The Funds believe that foreign government programs of selling interests in government-owned or controlled enterprises (“privatizations”) may represent opportunities for significant capital appreciation. The ability of U.S. entities, such as a Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

Depositary Receipts

A Fund may purchase sponsored or unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”). ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or foreign trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts

64

may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, the underlying issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the underlying issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an underlying issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding underlying issuers of securities in unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as further discussed below in this section. For purposes of each Fund’s investment policies, a Fund’s investments in Depositary Receipts will be deemed to be investments in the underlying securities.

Loan Participations and Assignments

A Fund may invest in fixed- and floating-rate loans arranged through private negotiations between an issuer of debt instruments and one or more financial institutions (“lenders”). Generally, a Fund’s investments in loans are expected to take the form of loan participations and assignments of loans from third parties. Large loans to corporations or governments may be shared or syndicated among several lenders, usually banks. A Fund may participate in such syndicates, or can buy part of a loan. Participations and assignments involve special types of risk, including limited marketability and the risks of being a lender. See “Illiquid Securities” for a discussion of the limits on the Funds’ investments in loan participations and assignments with limited marketability. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to that of the borrower. In assignments, a Fund’s rights against the borrower may be more limited than those held by the original lender.

Investment in Foreign and Developing Markets

A Fund (except the Forward Growth Fund and Forward Banking and Finance Fund) may purchase securities of companies domiciled in any foreign country, developed or developing. The Forward Growth Fund and Forward Banking and Finance Fund can invest no more than 10% of their respective total assets in foreign securities and cannot invest in foreign currencies or foreign options. Potential investors in these Funds should consider carefully the substantial risks involved in securities of companies and governments of foreign social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations, which are in addition to the usual risks inherent in domestic investments.

There may be less publicly available information about foreign companies comparable to the reports and ratings published about U.S. companies. Most foreign companies are not generally subject to uniform accounting and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. A Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value. Foreign markets have substantially less volume than the New York Stock Exchange (“NYSE”) and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries are generally subject to negotiation, as in the United States, but they are likely to be higher. Transaction costs and custodian expenses are likely to be higher in foreign markets. In many foreign countries there may be less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States.

Throughout the last decade many emerging markets have experienced, and continue to experience, high rates of inflation. In certain countries, inflation has accelerated rapidly at times to hyper inflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries.

Investments in businesses domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

A Fund will attempt to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchanges (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries.

65

Also, some countries may adopt policies which would prevent a Fund from transferring cash out of the country or withholding portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, exit levies, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations.

A Fund may buy and sell foreign currencies on a spot and forward basis to reduce the risks of adverse changes in foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The effect on a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. A Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund will segregate assets determined to be liquid by its Sub-Advisor, in accordance with procedures established by the Board of Trustees, in a segregated account to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes. A Fund may invest in options on foreign currencies, in foreign currency futures and options thereon, and in foreign currency exchange-related securities, such as foreign currency warrants and other instruments whose return is linked to foreign currency exchange rates.

A Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Some countries in which a Fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the currencies in which a Fund’s portfolio securities are denominated may have a detrimental impact on the Fund.

Investments in foreign securities and deposits with foreign banks or foreign branches of United States banks may be subject to nationalization, expropriation, confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political, diplomatic and economic developments could adversely affect a Fund’s investments. In the event of nationalization, expropriation, or other confiscation, a Fund could lose its entire investment in a foreign security.

Certificates of Deposit and Time Deposits

A Fund may invest in certificates of deposit and time deposits of domestic and foreign banks and savings and loan associations if (a) at the time of investment the depository institution has capital, surplus and undivided profits in excess of one hundred million dollars ($100,000,000) (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation. Deposits in foreign banks may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The Funds bear the risk associated with repayment of principal and payment of interest on such investments by the institution with whom the deposit is placed.

ReFlow

A Fund may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are

66

expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of any Fund.

ReFlow Management Co., LLC, the entity which facilitates the day-to-day operations of ReFlow, is under common control with Forward Management, the investment advisor to the Funds. In light of this, the Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. Among other things, the procedures require that all decisions with respect to whether to participate in a particular auction or the terms bid in an auction will be made solely by the relevant portfolio management personnel of the Sub-Advisors or Forward Management. In addition, ReFlow Management may not provide any information to Forward Management or the Sub-Advisors with respect to the ReFlow auctions that differs in kind from that provided to any other participating funds in ReFlow. The Board will receive quarterly reports regarding the Funds’ usage of the program, and shall determine annually whether continued participation in the program is in the best interests of the Funds and their shareholders.

Small Capitalization Securities

The Forward Growth Fund, Forward Banking and Finance Fund, Forward Mini-Cap Fund, Forward Small Cap Equity Fund, Forward International Equity Fund, Forward International Fixed Income Fund, Forward International Small Companies Fund, Forward Legato Fund and Forward Long/Short Credit Analysis Fund may invest in securities of smaller companies. While small companies may present greater opportunities for capital appreciation, they may also involve greater risks than larger, more mature issuers. The securities of small market capitalization companies may be more sensitive to market changes than the securities of large companies. In addition, smaller companies may have limited product lines, markets or financial resources and they may be dependent on one-person management. Further, their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

Exchange-Traded Fund (ETF)

ETF shareholders are subject to risks similar to those of holders of other diversified portfolios. A primary consideration is that the general level of stock or bond prices may decline, thus affecting the value of an equity or fixed income exchange-traded fund, respectively. This is because an equity (or bond) ETF represents interest in a portfolio of stocks (or bonds) or commodities or currency. When interest rates rise, bond prices generally will decline, which will adversely affect the value of fixed income ETFs. Moreover, the overall depth and liquidity of the secondary market may also fluctuate. An exchange-traded sector fund may also be adversely affected by the performance of that specific sector or group of industries on which it is based. International investments may involve risk of capital loss from unfavorable fluctuations in currency values, differences in generally accepted accounting principles, or economic, political instability in other nations. Although exchange-traded funds are designed to provide investment results that generally correspond to the price and yield performance of their respective underlying indexes, the trusts may not be able to exactly replicate the performance of the indexes because of trust expenses and other factors. ETFs that are benchmarked to commodities or currencies often carry the additional risk of non-diversification. Additionally, many commodity or currency ETFs have a higher tracking error to their underlying benchmarks.

The market value of ETF shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities that the ETF holds. There may be times when an ETF share trades at a premium or discount to its NAV.

Trading in leveraged ETFs can be relatively illiquid which means that they may be hard to purchase or sell at a fair price. In addition, leveraged ETFs are subject to the risk of a breakdown in the futures and options markets they use. Finally, leveraged ETFs are subject to the same risk as instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater because if the investment loses value, not only is that money lost, but the loan still needs to be repaid.

Exchange-Traded Note (ETN)

Unlike regular bonds, there are no periodic interest payments, and principal is not protected. An investor could lose some of or the entire amount invested. The price in the secondary market is determined by supply and demand, the current performance of the index, and the credit rating of the ETN issuer. At maturity, the issuer pays a return linked to the performance of the market index, such as a commodity index, to which the ETN is linked, minus the issuer’s annual fee.

67

Holding Company Depository Receipts (HOLDRs)

Unlike ETFs, HOLDRs can only be bought and sold in 100-share increments. HOLDRs do not have creation units like ETFs, but investors may exchange 100 shares of a HOLDR for its underlying stocks at any time. Existing HOLDRs focus on narrow industry groups. Each initially owns 20 stocks, but they are unmanaged, and so can become more concentrated due to mergers, or the disparate performance of their holdings. HOLDR shareholders are subject to the same risks entailed in direct stock ownership. Because the value of HOLDRs is directly related to the value of the underlying securities, the Fund could lose a substantial part of its original investment in HOLDRs. HOLDRs are subject to market risk; underlying stock risk; sector risk; trading risk; lack of management. Investors in HOLDRs cannot expect to benefit from the involvement of an active portfolio manager who seeks out opportunities and avoids risk in a sector. The underlying stocks in HOLDRs were selected without regard for their value, price performance, volatility or investment merit. The composition of a HOLDR doesn’t change after issue, except in special cases like corporate mergers, acquisitions or other specified “Reconstitution Events.” As a result, stocks selected for those HOLDRs with a sector focus may not remain the largest and most liquid in their industry. They may even leave the industry altogether. If this happens, HOLDRs in which the Fund invested may not provide the same targeted exposure to the industry that was initially expected.

Portfolio Turnover

The Forward Mini-Cap Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward International Fixed Income Fund, Forward Legato Fund and Forward Long/Short Credit Analysis Fund are expected to have portfolio turnover rates in excess of 100%. A high turnover rate (100% or more) will involve correspondingly greater transaction costs which will be borne directly by a Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains, which are taxed at ordinary income tax rates. Turnover rates may vary from year to year, as well as within a particular year.

PORTFOLIO TRANSACTIONS

The Investment Advisor and Sub-Advisors are authorized to select the brokers or dealers that will execute transactions to purchase or sell investment securities for the Funds. In all purchases and sales of securities for the Funds, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Investment Management Agreement and/or Sub-Advisory Agreements, each Investment Advisor or Sub-Advisor determines which brokers are eligible to execute portfolio transactions for the Funds. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker,” unless in the opinion of the Investment Advisor or Sub-Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

In placing portfolio transactions, the Investment Advisor or Sub-Advisor will use its best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable combination of price and execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors such as the firm’s ability to engage in transactions in shares of banks and thrifts that are not listed on an organized stock exchange. Consideration may also be given to those brokers that supply research and statistical information to the Investment Advisor and/or the Sub-Advisors, and provide other services in addition to execution services. The Investment Advisor and Sub-Advisors are prohibited from considering a broker’s or dealer’s promotion or sale of Fund shares, or shares of any other registered investment company, when selecting brokers and dealers to effect a Fund’s portfolio securities transactions. The placement of portfolio brokerage with broker-dealers who have sold shares of the Funds is subject to rules adopted by the Securities Industry Regulatory Authority, Inc. and the Forward Funds’ Policies and Procedures Prohibiting the Use of Brokerage Commissions to Finance Distribution.

While it will be the Trust’s general policy to seek to obtain the most favorable combination of price and execution available, in selecting a broker to execute portfolio transactions for the Funds, the Investment Advisor or Sub-Advisor may also give weight to the ability of a broker to furnish brokerage and research services to the Investment Advisor or the Sub-Advisor. In negotiating commissions with a broker, the Investment Advisor or Sub-Advisor may therefore pay a higher commission than would otherwise be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by the Investment Advisor or Sub-Advisor to be reasonable in relation to the value of the brokerage and research services provided by such broker, which services either produce a direct benefit to the Funds or assist the Investment Advisor or Sub-Advisor in carrying out its responsibilities to the Funds or its other clients. These services may include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities.

68

Purchases of the Funds’ portfolio securities also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers that specialize in the types of securities that the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Most debt securities are purchased and sold on a principal basis with the issuer, the issuer’s underwriter, or with a primary market-maker acting as a principal, with no brokerage commission being paid by a Fund. However, purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

Some securities considered for investment by a Fund may also be appropriate for other clients served by the Fund’s Investment Advisor or Sub-Advisor. If the purchase or sale of securities consistent with the investment policies of the applicable Fund and one or more of these other clients serviced by the Investment Advisor or Sub-Advisor is considered at or about the same time, transactions in such securities will be allocated among the Fund and the Investment Advisor’s or Sub-Advisor’s other clients in a manner deemed fair and reasonable by the Investment Advisor or Sub-Advisor. There is no specified formula for allocating such transactions. From time to time it may be in the best interest of a Fund (for example to reduce transactions costs or assure availability of securities) to either purchase or sell securities with other clients of the Fund’s Investment Advisor or Sub-Advisor. In the case of such “cross” transactions, the Investment Advisor or Sub-Advisor is required to follow procedures adopted by the Fund designed to ensure the transactions is fair to the Fund. The Investment Advisor or Sub-Advisor may utilize the services of affiliated broker-dealers to execute portfolio transactions for the Funds on an agency basis and may be paid brokerage commissions from the Funds for such services in accordance with rules adopted by the SEC. For fiscal years ended December 31, 2006, 2007 and 2008 the Funds did not pay any commissions to brokers who were affiliated with the Funds, the Investment Advisor, Sub-Advisor or Distributor or any affiliated person of these entities.

The following table shows the brokerage commissions paid by each operational Fund for the last three fiscal years.

	Fiscal Year Ended 12/31/08	Fiscal Year Ended 12/31/07	Fiscal Year Ended 12/31/06
Forward Banking and Finance Fund	$257,934	$451,299	$384,268
Forward Emerging Markets Fund	$1,020,372	$325,371	$215,805
Forward Growth Fund	$592,566	$588,033	$700,387
Forward International Equity Fund	$197,994	$231,594	$113,663
Forward International Fixed Income Fund(1)	$0	$0	N/A
Forward International Small Companies Fund	$2,395,313	$3,515,982	$2,024,584
Forward Large Cap Equity Fund(2)	$20,152	$10,519	$1,382
Forward Legato Fund	$9,177	$12,924	$12,986
Forward Long/Short Credit Analysis Fund(3)	$2,257	$255	N/A
Forward Mini-Cap Fund	$844,376	$1,230,723	$828,187
Forward Real Estate Fund	$16,905	$41,830	$36,904
Forward Small Cap Equity Fund	$2,927,811	$2,781,785	$2,716,269

(1)	The Forward International Fixed Income Fund commenced operations on October 9, 2007.
(2)	The Forward Large Cap Equity Fund commenced operations on October 31, 2006.
(3)	The Forward Long/Short Credit Analysis Fund commenced operations on January 3, 2007.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Other Purchase Information

For the Class A shares, the underwriter’s commission (paid to the Distributor) is the sales charge shown in the Prospectus, less any applicable dealer concession. The dealer concession is paid to those firms selling shares as a member of the Funds’ broker-dealer network. The dealer concession is the same for all dealers. The Distributor may from time to time allow broker- dealers selling shares of the Funds to retain 100% of the sales charge. In such cases, the broker-dealer may be deemed an “underwriter” under the Securities Act of 1933, as amended.

69

For the period January 1, 2008 though December 31, 2008, the Distributor received underwriter’s commissions, in gross, of $25,294, of which it retained $0. For the period January 1, 2007 though December 31, 2007, the Distributor received underwriter’s commissions, in gross, of $46,265, of which it retained $0. For the period January 1, 2006 through December 31, 2006, the Distributor received underwriter’s commissions, in gross, of $66,149, of which it retained $0.

The Investment Advisor, at its expense, may provide additional promotional incentives to financial intermediaries in connection with sales of the Funds. In some instances, such incentives may be made available only to financial intermediaries whose representatives have sold or are expected to sell significant amounts of such shares. Financial intermediaries may not use sales of the shares to qualify for the incentives to the extent such may be prohibited by the laws of any state in the United States.

Reduced Sales Charges for Class A Shares

Class A shares of the Funds may be purchased at a reduced sales charge as described below. Sales charges can be minimized in any of the following ways:

1.	Reach “Break Points”: Increase the initial Class A investment amount to reach a higher discount level, as described in the Prospectus.

2.

Right of Accumulation: An investor’s purchase of additional Class A shares may qualify for a cumulative quantity discount by combining a current purchase with certain other Class A shares already owned to calculate the sales charge break point for the investor’s next purchase (“Right of Accumulation”). The applicable shares charge is based on the total of:

(i)

The higher of the investor’s initial purchase (less redemptions) or the net asset value (valued at the close of business on the previous day) of (a) all Class A shares of the Fund held by the investor, and (b) all Class A shares of any other of the Forward series of the Funds which may be introduced and held by the investor; and;

(ii)	The net asset value of all Class A shares owned by another shareholder eligible to combine their purchase with that of the investor into a single “purchase” (See “Combined Purchase Privilege” below).

3.

Sign a Letter of Intent: Investors may purchase Class A shares of the Fund at a reduced sales charge by means of a written Letter of Intent (a “Letter”), which expresses the investor’s intention to invest a minimum of $25,000 of Class A shares of any Forward Fund within a period of 13 months. Upon the Fund’s receipt of the signed Letter, the shareholder will receive a discount equal to the dollar level specified in the Letter. If, however, the purchase level specified by the shareholder’s Letter has not been reached at the conclusion of the 13-month period, each purchase will be deemed made at the sales charge appropriate for the actual purchase amount.

Each purchase of shares under a Letter will be made at the public offering price applicable at the time of such purchase to a single transaction of the dollar amount indicated in such Letter. At the investor’s option, a Letter may include purchases of shares made not more than ninety days prior to the date the investor signed the Letter; however, the 13-month period during which the Letter is in effect will then begin on the date of the earliest purchase to be included. Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the Combined Purchase Privilege (see below) may purchase shares under a single Letter. The Letter is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter is 20% of such stated amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased. If the full amount indicated is not purchased, the escrow account will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends and distributions on shares held in escrow, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. The escrow will be released when the full amount indicated has been purchased.

To the extent that an investor purchases more than the dollar amount indicated in the Letter and qualifies for a further reduction in the sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor’s dealer of its portion of the sales charge adjustment. Once received from the dealer, the sales charge adjustment will be used to purchase additional shares of the Fund at the then-current offering price applicable to the actual amount of the aggregate purchases. No sales charge adjustment will be made until the investor’s dealer returns any excess commissions previously received.

70

Investors making initial purchases who wish to enter into a Letter may complete the appropriate section of the Subscription Application Form. Current shareholders may call the Funds at (800) 999-6809 to receive the appropriate form.

4.	Combined Purchase Privilege: Investors may combine the following investor accounts into one “purchase” or “holding” to qualify for a reduced sales charge:

(i)

An individual or “company,” as defined in Section 2(a)(8) of the 1940 Act (which includes corporations which are corporate affiliates of each other, but does not include those companies in existence less than six months or which have no purpose other than the purchase of shares of the Fund or other registered investment companies at a discount);

(ii)	An individual, his or her spouse and children under age 21, purchasing for his, her or their own account;

(iii)	A single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or

(iv)	A single purchase for the employee benefit plans of a single employer.

To qualify for the Combined Purchase Privilege or obtain the Right of Accumulation on a purchase through a broker-dealer, when each such purchase is made the investor or dealer must provide the Distributor with sufficient information to verify that the purchase qualifies for the privilege or discount, such as account numbers or tax identification numbers for Forward Funds accounts eligible for aggregation. The investor must identify and provide information to Forward Funds or the investor’s financial intermediary, as applicable, regarding shares of Forward Funds held in all of the investor’s accounts (e.g., IRA, non-retirement, 529 plan, etc.) and the accounts of immediate family members (including siblings and parents-in-law) at Forward Funds or any other financial intermediary. Stated differently, the investor must identify to his or her registered representative the complete universe of eligible shareholder accounts in order to receive the maximum break point discount possible.

Exchange Privileges

As discussed in the Funds’ Prospectus, before you decide to exchange shares, you should read the Prospectus information about the Fund involved in your exchange. Exchanges generally are taxable events and may result in a taxable gain (both short and long term) or loss for Federal and state income tax purposes.

You can send a written instruction specifying your exchange or, if you have authorized telephone exchanges previously and we have a record of your authorization, you can call (800) 999-6809 to execute your exchange. For additional information about telephone exchanges See “Telephone Redemptions and Exchanges” below. There are generally no fees for exchanges.

Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. In order to make an exchange into a new account for another Class of shares, the exchange must satisfy the minimum initial investment requirement for that Class of shares. Once your exchange is received in proper form, it cannot be revoked. This exchange privilege is available only in States where shares of the Fund being exchanged into may legally be sold.

The Trust reserves the right to prohibit exchanges during the first 15 days following an investment in a Fund. The Trust may terminate or change the terms of the exchange privilege at any time. In addition Forward Funds may suspend a shareholder’s exchange privilege if, in the judgment of Forward Management, the shareholders exchange activity indicates frequent trading of market timing that may be harmful to a Fund or its shareholders. See “Policies Concerning Frequent Purchases and Redemptions” in the relevant Prospectus.

If you exchange your Class A shares for Institutional Class or Investor Class shares, the exchanged shares, because they are no longer Class A shares, cease to count for purposes of any Letters of Intent or Rights of Accumulation.

Shares of other classes of Funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows: (a) exchanges for shares of Funds offered without a sales load will be made without a sales load in shares of other Funds offered without a sales load; (b) shares of Funds purchased without a sales load may be exchanged for shares of other Funds sold with a sales load, and the applicable sales load will be deducted; (c) shares of Funds purchased with a sales load may be exchanged without a sales load for shares of other Funds sold without a sales load; (d) shares of Funds purchased with a sales load, shares of Funds acquired by a previous exchange from shares purchased with a sales load, and additional shares acquired through re-investment of dividends or distributions of any such Funds, may be exchanged without a sales load for shares of other Funds sold with an equivalent or lesser sales load than that previously paid; (e) where the sales load of the shares you exchange for is greater than the sales load you previously paid under the situations described in item (d) above, you pay the difference in sales load; (f) shares of Funds subject to a CDSC exchanged for shares of another Fund also subject to a CDSC will be subject to the higher applicable CDSC of the two Funds and, for purposes of calculating CDSC rates, will be deemed to have been held since the date the shares being exchanged were initially purchased; and (g) shares of Funds subject to a CDSC exchanged for shares of another Fund not subject to a CDSC will be charged the CDSC. To accomplish an exchange under items (d) and (e) above, you must notify the Transfer Agent of your prior ownership of Fund shares and your account number.

Please call (800) 999-6809 to obtain complete information and to answer any questions you may have about exchanging your shares.

Other Redemption Information

Telephone Redemptions and Exchanges

As discussed in the Funds’ Prospectus, the telephone redemption and exchange privileges are available for all shareholder accounts except that only the telephone exchange privilege is available for retirement accounts. The privileges may be modified or terminated at any time. The privileges are subject to the conditions and provisions set forth below and in the Prospectus.

1.

Telephone redemption and/or exchange instructions received in good order before the pricing of the Funds on any day on which the NYSE is open for business (a “Business Day”), but not later than 4:00 p.m., Eastern time, will be processed at that day’s closing net asset value. If you choose to receive the proceeds from your redemption via wire transfer, there is a $30.00 charge.

2.	Telephone redemptions and/or exchange instructions should be made by calling (800) 999-6809.

3.	The Transfer Agent will not permit exchanges in violation of any of the terms and conditions set forth in the Prospectus or herein.

4.

Telephone redemption requests must meet the following conditions to be accepted by the Transfer Agent: (a) Proceeds of the redemption must be mailed to the current address on the application. This address cannot reflect any change within the previous 30 days. (b) Certain account information will need to be provided for verification purposes before the redemption will be executed. (c) There is no limit on the number of telephone redemptions (where proceeds are being mailed to the address of record) that can be processed within a 30-day period. (d) The maximum amount which can be liquidated and sent to the address of record at any one time is $50,000.

71

Matters Affecting Redemptions

Payments to shareholders for shares redeemed will be made within seven days after receipt by the Transfer Agent of the request in proper form, except that the Trust may suspend the right of redemption or postpone the date of payment as to the Funds during any period when (a) trading on the NYSE is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds’ shareholders. At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. Accordingly, a Fund may delay the mailing of a redemption check until such time as the Fund has assured itself that good payment has been collected for the purchase of such shares, which may take up to 10 Business Days.

The Funds intend to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Funds may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, an investor may incur brokerage costs in converting such securities to cash. In the event the Funds liquidate portfolio securities to meet redemptions, the Funds reserve the right to reduce the redemption price by an amount equivalent to the prorated cost of such liquidation not to exceed one percent of the net asset value of such shares.

In accordance with its 18f-1 election filed with the SEC, the Trust intends to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in-kind. When shares are redeemed in-kind, the redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received in the distribution. In such cases, the shareholder may incur brokerage costs in converting the portfolio securities to cash.

The Trust has adopted procedures under which it may make redemptions-in-kind to shareholders who are affiliated persons of a Fund (as defined in Section 2(a)(3) of the 1940 Act). Under these procedures, the Trust generally may satisfy a redemption request from an affiliated person in-kind, provided that: (1) the redemption-in-kind is effected at approximately the affiliated shareholder’s proportionate share of the distributing Fund’s current net assets, and thus does not result in the dilution of the interests of the remaining shareholders; (2) the distributed securities are valued in the same manner as they are valued for purposes of computing the distributing Fund’s net asset value; (3) the redemption-in-kind is consistent with the Fund’s Prospectus and SAI; and (4) neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption-in-kind selects, or influences the selection of, the distributed securities.

Due to the relatively high cost of handling small investments, the Funds reserve the right, upon 60 days’ written notice, to redeem, at net asset value, the shares of any shareholder whose account has a value of less than $100 in a Fund. Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account to at least $100 before the redemption is processed. This policy will not be implemented where the Trust has previously waived the minimum investment requirements or where the account value is a result of a decline in the net asset value per share.

The holding period for Class C shares of a Fund acquired through an exchange will be calculated from the date that the initial purchase of Class C shares was made. The applicable CDSC amount will be based on the CDSC that applied to the Fund initially purchased and the holding period will be calculated from the date of such initial purchase.

The value of shares on redemption or repurchase may be more or less than the investor’s investment, depending upon the market value of the portfolio securities at the time of redemption or repurchase.

DETERMINATION OF SHARE PRICE

The net asset value (“NAV”) and offering price of each of the Funds’ shares will be determined once daily as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The offering price is the NAV per share plus any applicable sales charge. When you sell shares, you receive the NAV per share minus any applicable CDSC.

The NAV per share for a Fund for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of shares of the Fund that have already been issued. The NAV of different Classes of shares of the same Fund will differ due to differing Class expenses. The offering price is the NAV per share plus any applicable sales charge. When you sell shares, you receive the

72

NAV per share minus any applicable CDSC. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed. Orders received by Financial Intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of trading on the NYSE (normally 4:00 p.m., Eastern time). It is the responsibility of the Financial Intermediary to insure that all orders are transmitted in a timely manner to the Funds. Orders received by Financial Intermediaries after the close of trading on the NYSE will be confirmed at the next computed offering price.

SHAREHOLDER SERVICES AND PRIVILEGES

For investors purchasing shares under a tax-qualified individual retirement or pension plan or under a group plan through a person designated for the collection and remittance of monies to be invested in shares on a periodic basis, the Funds may, in lieu of furnishing confirmations following each purchase of Fund shares, send statements no less frequently than quarterly, pursuant to the provisions of the Securities Exchange Act of 1934, as amended (“1934 Act”), and the rules thereunder. Such quarterly statements, which would be sent to the investor or to the person designated by the group for distribution to its members, will be sent after the end of each quarterly period and shall reflect all transactions in the investor’s account during the preceding quarter. All other shareholders will receive a confirmation of each new transaction in their accounts.

Certificates representing shares of the Funds will not be issued to shareholders. The Transfer Agent will maintain for each shareholder an account in which the registration and transfer of shares are recorded, and any transfers will be reflected by bookkeeping entry, without physical delivery.

The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid Medallion Signature Guarantee, when changing certain information in an account, such as wiring instructions and address of record.

Self-Employed and Corporate Retirement Plans

For self-employed individuals and corporate investors that wish to purchase shares, a Prototype Plan and Custody Agreement are available through the Trust. For further details, including the right to appoint a successor Custodian, see the Prototype Plan and Custody Agreements as provided by the Trust. Employers who wish to use shares of the Trust under a custodianship with another bank or trust company must make individual arrangements with such an institution.

Individual Retirement Accounts

Investors with earned income are eligible to purchase shares of the Funds under an individual retirement account (“IRA”) pursuant to Section 408(a) of the Code. An individual who creates an IRA may contribute annually certain dollar amounts of earned income, and an additional amount if there is a non-working spouse. Simplified Employee Pension Plans (“SEP IRA”), which employers may establish on behalf of their employees are also available. Full details on the IRA and SEP IRA are contained in Internal Revenue Service required disclosure statements, and the Custodian will not open an IRA until seven days after the investor has received such statement from the Trust. An IRA funded by shares of the Funds may also be used by employers who have adopted a SEP IRA.

Purchases of shares by Section 403(b) retirement plans and other retirement plans are also available. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant.

DIVIDENDS AND DISTRIBUTIONS

Shareholders have the privilege of reinvesting both income dividends and capital gain distributions, if any, in additional shares of the Funds at the then current net asset value, with no sales charge. Alternatively, a shareholder can elect at any time to receive dividends and/or capital gain distributions in cash.

In the absence of such an election, each purchase of shares of the Funds is made upon the condition and understanding that the Transfer Agent is automatically appointed the shareholder’s agent to receive the investor’s dividends and distributions upon all shares registered in the investor’s name and to reinvest them in full and fractional shares of the Funds at the applicable net asset value in effect at the close of business on the reinvestment date. A shareholder may still at any time after a purchase of shares of the Funds request that dividends and/or capital gain distributions be paid to the shareholder in cash.

73

If you elect to receive cash dividends and/or capital gains distributions and a check is returned as undelivered by the United States Postal Service, the Funds reserve the right to invest the check in additional shares of the Funds at the then-current net asset value and to convert your account’s election to automatic reinvestment of all distributions, until the Funds’ Transfer Agent receives a corrected address in writing from the number of account owners authorized on your application to change the registration. If the Transfer Agent receives no written communication from the account owner(s) and there are no purchases, sales or exchanges in your account for a period of time mandated by state law, then that state may require the Transfer Agent to turn over to the applicable state government the value of the account as well as any dividends or distributions paid.

After a dividend or capital gains distribution is paid, the Fund’s share price will drop by the amount of the dividend or distribution. If you have chosen to have your dividends or distributions paid to your account in additional shares, the total value of your account will not change after the dividend or distribution is paid. In such cases, while the value of each share will be lower, each reinvesting shareholder will own more shares. Reinvested shares will be purchased at the price in effect at the close of business on the day after the record date.

TAX CONSIDERATIONS

The following discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, trusts or estates) and certain foreign persons (i.e., non-U.S. persons) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, partnerships, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares also may be subject to state and local taxes. Shareholders should consult their own tax advisors as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, a Fund in their particular circumstances.

The following discussion summarizes certain U.S. federal tax considerations generally affecting the Funds and their shareholders. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisors with respect to the particular consequences to them of an investment in the Funds, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Qualification as a Regulated Investment Company

Each of the Funds intends to qualify as a regulated investment company (“RIC”) under the Code. To so qualify, a Fund must, among other things, in each taxable year: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities and gains from the sale or other disposition of foreign currencies, net income derived from an interest in a qualified publicly traded partnership or other income (including gains from options, futures contracts and forward contracts) derived with respect to the Fund’s business of investing in stocks, securities or currencies and (b) diversify its holdings so that, at the end of each quarter, (i) at least 50% of the value of the Fund’s total assets (including borrowings for investment purposes, if any) is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities, with such other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund’s total assets (including borrowings for investment purposes, if any) and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets (including borrowings for investment purposes, if any) is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related businesses or of one or more qualified publicly traded partnerships.

As a regulated investment company, each Fund generally is not subject to U.S. federal income tax on income and gains it distributes to shareholders, if at least the sum of 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and 90% of the Fund’s net tax-exempt interest income for the taxable year is distributed. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Funds intend to make distributions in accordance with the calendar year distribution requirement.

If, in any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it generally would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund’s distributions, to the extent derived from its

74

current or accumulated earnings and profits, would constitute dividends (which may be eligible for the corporate-dividends received deduction) which are taxable to shareholders as ordinary income, or as qualifying dividends eligible for a reduced rate of tax as discussed below. If a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) in order to qualify as a RIC in a subsequent year.

Distributions

Dividends of investment company taxable income (including net short-term capital gains) are generally taxable to shareholders as ordinary income (subject to the discussion of qualifying dividends below), whether received in cash or reinvested in Fund shares. The Funds’ distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to the applicable Fund’s dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction.

Distributions of net capital gains (the excess of net long-term capital gain over net short-term capital losses) designated by the Funds as capital gain dividends are taxable to shareholders, whether received in cash or reinvested in Fund shares, as long-term capital gain, regardless of the length of time the Funds’ shares have been held by a shareholder, and are not eligible for the dividends-received deduction. Any distributions that are not from the Funds’ investment company taxable income or net capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gains. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

The Forward Growth Fund, Forward Banking and Finance Fund, Forward Emerging Markets Fund, Forward Mini-Cap Fund, Forward Small Cap Equity Fund, Forward International Equity Fund, Forward International Small Companies Fund, Forward Large Cap Equity Fund, Forward Legato Fund and Forward Long Short Credit Analysis Fund expect to declare and pay capital gains distributions and dividends of net investment income, if any, annually in December. The Forward Real Estate Fund expects to declare and pay income dividends, if any, monthly and capital gain distributions, if any, annually in December. The Forward International Fixed Income Fund expects to declare and pay income dividends, if any, quarterly and capital gain distributions, if any, annually in December.

Dividends, including capital gain dividends, declared in November or December with a record date in such month and paid during the following January will be treated as having been paid by the Funds and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

Distributions by a Fund reduce the net asset value of that Fund’s shares. Should a distribution reduce the net asset value below a shareholder’s cost basis, the distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales and on certain qualifying dividends on corporate stock. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from a Fund’s investments in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Passive foreign investment companies are not treated as “qualified foreign corporations.” The lower tax rates on long-term capital gains and qualifying dividends is scheduled to expire after 2010 in the absence of Congressional action.

75

Sale or Other Disposition of Shares

Upon the redemption or exchange of shares, a shareholder will realize a taxable gain or loss depending upon the basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands; a gain will generally be taxed as long-term capital gain if the shareholder’s holding period is more than one year. A gain from disposition of shares held not more than one year will be treated as short-term capital gain. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions) within a period of 61 days, beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Further, any loss recognized on shares held less than six months will be disallowed to the extent of any exempt interest dividends that were received with respect to such shares.

In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring Fund shares, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares of the same or another Fund and the otherwise applicable sales charge is reduced or eliminated under a “reinvestment right” received upon the initial purchase of shares. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of shares.

Backup Withholding

The Funds generally will be required to withhold federal income tax, currently at a rate of 28% (“backup withholding”) from dividends paid, capital gain distributions and redemption proceeds to a shareholder if (1) the shareholder fails to furnish the Funds with the shareholder’s correct taxpayer identification number or social security number and to make such certifications as the Funds may require, (2) the IRS notifies the shareholder or the Funds that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. Any amounts withheld may be credited against the shareholder’s Federal income tax liability.

Foreign Shareholders

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”), depends on whether the income from the applicable Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.

If the income from the applicable Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends will generally be subject to U.S. withholding tax at the rate of 30% (or, if applicable, a lower treaty rate) upon the gross amount of the dividend. However, subject to certain limitations and the receipt of further guidance from the U.S. Treasury, dividends paid to certain foreign shareholders may be exempt from U.S. tax through 2007 to the extent such dividends are attributable to qualified interest and/or net short-term capital gains, provided that the Funds elect to follow certain procedures. Each Fund may choose to not follow such procedures and there can be no assurance as to the amount, if any, of dividends that would not be subject to withholding. The foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the applicable Fund, capital gain dividends and amounts retained by the applicable Fund that are designated as undistributed capital gains. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders.

If the income from the applicable Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the applicable Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

Foreign noncorporate shareholders may be subject to backup withholding on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Funds with proper certification of their foreign status.

76

Foreign shareholders may also be subject to U.S. Federal estate tax on the value of their shares. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Funds, including the applicability of foreign taxes.

Original Issue Discount

Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

Market Discount

Some debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount generally will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by a Fund in each taxable year in which such Fund owns an interest in such debt security and receives a principal payment on it. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been included in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

Options, Futures and Foreign Currency Forward Contracts; Straddle Rules

A Fund’s transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund, defer Fund losses, and affect the determination of whether capital gains and losses are treated as long-term or short-term capital gains or losses. These rules could therefore, in turn, affect the character, amount, and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain positions in its portfolio (that is, treat them as if they were sold), which may cause the Fund to recognize income without receiving cash to use to make distributions in amounts necessary to avoid income and excise taxes. A Fund will monitor its transactions and may make such tax elections as management deems appropriate with respect to foreign currency, options, futures contracts, forward contracts or hedged investments. A Fund’s status as a regulated investment company may limit its ability to engage in transactions involving foreign currency, futures, options and forward contracts.

Certain transactions undertaken by the Funds may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Funds, and losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Funds may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Dividend Rolls

The Funds may perform “dividend rolls.” A dividend roll is an arrangement in which a Fund purchases stock in a U.S. corporation that is about to pay a dividend. The Fund then collects the dividend. If applicable requirements are met, the dividend may qualify for the corporate “dividends-received deduction.” If so, the Fund’s distributions of investment company taxable income may in turn be eligible for the corporate dividends-received deduction (pursuant to which corporate shareholders of the Fund may exclude from income up to 70% of the portion of such qualifying distributions) to the extent attributable to its dividend income from U.S. corporations (including its income from dividend roll transactions if the

77

applicable requirements are met). The Fund then sells the stock after the dividend is paid. This usually results in a short term capital loss. Dividend roll transactions are subject to less favorable tax treatment if the sale of the stock is prearranged or where there is otherwise no risk of loss during the holding period. Under those circumstances, the dividend would not qualify for the dividends-received deduction.

Constructive Sales

Under certain circumstances, a Fund may recognize a gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions that are closed before the end of the 30th day after the close of the taxable year and where the Fund holds the appreciated financial position throughout the 60-day period beginning on the date the transaction is closed, if certain other conditions are met.

Foreign Taxation

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

Currency Fluctuation - Section 988 Gains and Losses

Gains or losses attributable to fluctuations in foreign currency exchange rates that occur between the time the Funds accrue income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Funds actually collect such receivables or pay such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of certain investments (including debt securities denominated in a foreign currency and certain futures contracts, forward contracts and options), gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or other instrument and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income.

Passive Foreign Investment Companies

Some of the Funds may invest in the stock of foreign companies that may be classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute passive assets (such as stocks or securities) or if 75% or more of its gross income is passive income (such as, but not limited to, interest, dividends and gain from the sale of securities). If a Fund receives an “excess distribution” with respect to PFIC stock, the Fund will generally be subject to tax on the distribution as if it were realized ratably over the period during which the Fund held the PFIC stock. The Fund will be subject to tax on the portion of an excess distribution that is allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if it were payable in such prior taxable years. Certain distributions from a PFIC and gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are taxable as ordinary income.

The Funds may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the rules relating to the taxation of excess distributions would not apply. In addition, another election would involve marking-to-market the Fund’s PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”

Other Investment Companies

It is possible that by investing in other investment companies, the Funds may not be able to meet the calendar year distribution requirement and may be subject to federal income and excise tax. The diversification and distribution requirements applicable to the Funds may limit the extent to which the Funds will be able to invest in other investment companies.

78

Real Estate Investment Fund Investments

A Fund may invest in real estate investment trusts (“REITs”) that hold residual interests in real estate mortgage investment conduits (“REMICs”) or taxable mortgage pools (“TMPs”). Although the Investment Advisor and Sub-Advisors do not intend to invest Fund assets in REITs that hold primarily residual interests in REMICs or TMPs, under applicable Treasury regulations and other guidance, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or an interest in a TMP (referred to in the Code as an “excess inclusion”) may be subject to federal income tax. Excess inclusion income of the Fund may be allocated to shareholders of the Fund in proportion to the dividends received by the shareholders, with the same tax consequences as if the shareholder directly held the REMIC residual interest or interest in the TMP. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including qualified pension plans, individual retirement accounts or other tax-exempt entities) subject to tax on unrelated business income, thereby potentially requiring such an entity to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of Fund shares, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Investment Advisor and Sub-Advisors have not historically invested in mortgage REITs or vehicles that primarily hold residual interest in REMICS or TMPs and does not intend to do so in the future.

Short Sales

Short sales are subject to special tax rules which will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by the Fund by increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that it is able to pass through to shareholders.

Personal Holding Company

Based upon the number of shareholders of a Fund, the Fund could be considered to be personal holding companies (a “PHC”) under the Code. A company is considered a PHC if: (1) at least 60% of its income is derived from certain types of passive income (e.g., interest, dividends, rents, and royalties) and (2) at any time during the last half of the taxable year more than 50% in value of its outstanding stock is owned directly, or indirectly, by or for not more than 5 individuals. A company satisfying this test is taxed on its undistributed personal holding company income (“UPHCI”) at 15%. UPHCI is computed by making certain adjustments to taxable income, including a downward adjustment for distributions made to shareholders during the taxable year.

The tax on UPHCI is in addition to any other tax. Under the Code, a regulated investment company that is also a PHC will also be taxed on any undistributed investment company taxable income at the highest corporate rate under the Code. Each of the Funds intends to distribute sufficient taxable income to its shareholders in any applicable taxable period in which it is treated as a PHC to reduce or eliminate its UPHCI.

Other Tax Matters

Each Fund is required to recognize income currently each taxable year for federal income tax purposes under the Code’s original issue discount rules in the amount of the unpaid, accrued interest with respect to bonds structured as zero coupon or deferred interest bonds or pay-in-kind securities, even though it receives no cash interest until the security’s maturity or payment date. As discussed above, in order to qualify for treatment as a regulated investment company, each Fund must distribute substantially all of its income to shareholders. Thus, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or leverage itself by borrowing cash, so that it may satisfy the distribution requirement.

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2008, the Funds elected to defer capital losses and currency losses occurring between November 1, 2008 and December 31, 2008 as follows:

79

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2008, the Funds elected to defer capital losses and currency losses occurring between November 1, 2008 and December 31, 2008 as follows:

	Capital Losses	Currency Losses
Forward Emerging Markets Fund	$(12,165,532)	$(30,626)
Forward Growth Fund	$(7,671,931)	—
Forward International Equity Fund	$(15,603,669)	—
Forward International Fixed Income Fund	$(46,950)	$(152,218)
Forward International Small Companies Fund	$(100,087,886)	$(67,264)
Forward Large Cap Fund	$(1,770,970)	—
Forward Legato Fund	$(117,284)	—
Forward Long/Short Credit Analysis Fund	$(61,732)	—
Forward Mini-Cap Fund	$(7,479,008)	—
Forward Small Cap Equity Fund	$(67,868,898)	—

At December 31, 2008 the following Funds had available for Federal income tax purposes unused capital losses as follows:

	Expiring in 2009		Expiring in 2015	Expiring in 2016
Forward Banking and Finance Fund	—		—	$(2,636,655)
Forward Emerging Markets Fund	$(2,015,691	) (a)	—	$(28,419,454)
Forward Growth Fund	—		—	$(12,382,608)
Forward International Equity Fund	—		—	$(11,897,887)
Forward International Fixed Income Fund	—		—	$(291,414)
Forward International Small Companies Fund	—		—	$(102,744,499)
Forward Large Cap Fund	—		$(46,757)	$(896,852)
Forward Long/Short Credit Analysis Fund	—		$(1,322,823)	$(2,456,907)
Forward Mini-Cap Fund	—		—	$(15,506,382)
Forward Real Estate Fund	—		—	$(443,801)
Forward Small Cap Equity Fund	—		—	$(88,793,562)

(a)	Subject to limitations under §382.

Exchange control regulations that may restrict repatriation of investment income, capital, or the proceeds of securities sales by foreign investors may limit a Fund’s ability to make sufficient distributions to satisfy the 90% and calendar year distribution requirements described above.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisors for more information.

The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares also may be subject to state and local taxes. Shareholders should consult their own tax advisors as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, a Fund in their particular circumstances.

Liquidation of Funds

The Board of Trustees of the Trust may determine to close and liquidate a Fund at any time, which may have adverse tax consequences to shareholders. In the event of the liquidation of a Fund, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund. A liquidating distribution may be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholders basis in his or her shares of the Fund.

80

GENERAL INFORMATION

Description of the Trust and Its Shares

The Trust consists of thirty-five portfolios described in four separate Prospectuses and in this SAI. Each share represents an equal proportionate interest in a Forward Fund with other shares of that Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Trustees. Shareholders are entitled to one vote for each share owned.

An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Certificate of Trust, approve an investment advisory agreement and satisfy certain other requirements. To the extent that such a meeting is not required, the Trust may elect not to have an annual or special meeting.

The Trust will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request from shareholders holding not less than 10% of the outstanding votes of the Trust. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.

81

Control Persons and Principal Holders of Securities

Forward Banking and Finance Fund

The following persons owned of record or beneficially, as of April 2, 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Merrill Lynch Pierce Fenner & Smith* 4800 Deer Lake Drive E, Floor 3 Jacksonville, FL 32246	C	215,275	13.68%

The following persons owned of record or beneficially, as of April 2, 2009, 25% or greater of the Fund’s outstanding equity securities:

None

Forward Emerging Markets Fund

The following persons owned of record or beneficially, as of April 2, 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	234,222	21.60%

National Financial Services Corp.* 200 Liberty Street One World Financial Center New York, NY 10281	Investor	224,349	20.69%

National Financial Services Corp.* 200 Liberty Street One World Financial Center New York, NY 10281	Institutional	4,465,852	75.37%

Ellard & Co.* P.O. Box 3199 New York, NY 10008	Institutional	601,312	10.15%

Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111	Class A	124,327	99.95%

The following persons owned of record or beneficially, as of April 2, 2009, 25% or greater of the Fund’s outstanding equity securities:

National Financial Services Corp.* 200 Liberty Street One World Financial Center New York, NY 10281		4,690,202	66.06%

82

Forward Growth Fund

The following persons owned of record or beneficially, as of April 2, 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
JP Morgan Retirement Plan Services* 9300 Ward Parkway Kansas City, MO 64114	Institutional	3,775,089	88.75%

Citigroup Smith Barney* 333 West 34th Street, 3rd Floor New York, NY 10001	A	2,042,325	28.64%

ICMA-RC Services, LLC* 777 North Capital St., NE Washington, DC 20002	A	531,463	7.45%

Merrill Lynch Pierce Fenner & Smith* 4800 Deer Lake Drive E, Floor 3 Jacksonville, FL 32246	C	22,157	7.13%

The following persons owned of record or beneficially, as of April 2, 2009, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder		Shares Beneficially Owned	Percent of Class
JP Morgan Retirement Plan Services* 9300 Ward Parkway Kansas City, MO 64114		3,775,089	32.31%

Forward International Equity Fund

The following persons owned of record or beneficially, as of April 2, 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Wend & Co.* P.O. Box 1066 Wall Street Station New York, NY 10268	Investor	586,376	43.73%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	274,030	20.44%

GWFS Equities, Inc.* 8515 East Orchard Road Englewood, CO 80111	Investor	101,765	7.59%

National Financial Services Corp.* 200 Liberty Street One World Financial Center New York, NY 10281	Investor	93,407	6.97%

ICMA-RC Services, LLC* 777 North Capital St., NE Washington, DC 20002	Institutional	716,994	49.94%

83

Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111	Institutional	453,984	31.62%

GWFS Equities, Inc.* 8515 East Orchard Road Englewood, CO 80111	Institutional	157,035	10.94%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	92,937	6.47%

The following persons owned of record or beneficially, as of April 2, 2009, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder		Shares Beneficially Owned	Percent of Fund
ICMA-RC Services, LLC* 777 North Capital St., NE Washington, DC 20002		716,994	25.81%

Forward International Fixed Income Fund

The following persons owned of record or beneficially, as of April 2, 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111	Investor	420,050	77.88%

Pictet and Cie* *** Route Des Acacias 60 CH-1211 Geneva 73 Switzerland	Institutional	1,314,805	99.94%

Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111	A	415,000	97.43%

Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111	C	415,000	100.00%

The following persons owned of record or beneficially, as of April 2, 2009, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder		Shares Beneficially Owned	Percent of Fund
Pictet and Cie* *** Route Des Acacias 60 CH-1211 Geneva 73 Switzerland		1,314,805	48.77%

Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111		1,250,050	46.37%

84

Forward International Small Companies Fund

The following persons owned of record or beneficially, as of April 2, 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	5,377,179	49.99%

National Financial Services Corp.* 200 Liberty Street One World Financial Center New York, NY 10281	Investor	1,943,684	18.07%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	11,940,097	33.45%

National Financial Services Corp.* 200 Liberty Street One World Financial Center New York, NY 10281	Institutional	7,520,658	21.07%

State Street FBO Charles Schwab & Co.,Inc.* 200 Clarendon Street, LAZ049 Boston, MA 02116	Institutional	4,401,222	12.33%

SEI Private Trust Co.* 1 Freedom Valley Drive Oaks, PA 19456	Institutional	2,762,553	7.74%

Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111	A	96,429	48.86%

The following persons owned of record or beneficially, as of April 2, 2009, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder		Shares Beneficially Owned	Percent of Fund
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104		17,317,276	37.14%

Forward Large Cap Equity Fund

The following persons owned of record or beneficially, as of April 2, 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
National Financial Services Corp.* 200 Liberty Street One World Financial Center New York, NY 10281	Institutional	687,204	96.46%

85

Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111	A	1,000,000	91.89%

The following persons owned of record or beneficially, as of April 2, 2009, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder		Shares Beneficially Owned	Percent of Fund
Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111		1,000,000	55.54%

National Financial Services Corp.* 200 Liberty Street One World Financial Center New York, NY 10281		687,204	38.16%

Forward Legato Fund

The following persons owned of record or beneficially, as of April 2, 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111	Investor	112,108	81.98%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	23,450	17.15%

Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111	Institutional	266,193	99.71%

Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111	A	221,699	49.25%

The following persons owned of record or beneficially, as of April 2, 2009, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder		Shares Beneficially Owned	Percent of Fund
Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111		600,000	70.27%

86

Forward Long/Short Credit Analysis Fund

The following persons owned of record or beneficially, as of April 2, 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
National Financial Services Corp.* 200 Liberty Street One World Financial Center New York, NY 10281	Investor	2,054,605	47.41%

Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111	Investor	1,589,742	36.68%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	663,924	15.32%

Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111	Institutional	131,062	64.39%

National Financial Services Corp.* 200 Liberty Street One World Financial Center New York, NY 10281	Institutional	66,023	32.44%

The following persons owned of record or beneficially, as of April 2, 2009, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder		Shares Beneficially Owned	Percent of Fund
National Financial Services Corp.* 200 Liberty Street One World Financial Center New York, NY 10281		2,120,628	46.81%

Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111		1,720,804	37.99%

Forward Mini-Cap Fund

The following persons owned of record or beneficially, as of April 2, 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111	Investor	157,280	34.47%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	104,206	22.84%

87

SEI Private Trust Co.* 1 Freedom Valley Drive Oaks, PA 19456	Institutional	508,834	26.90%

Prudential Investment Management** 100 Mulberry Street 3 Gateway Center , Floor 11 Newark, NJ 07102	Institutional	504,462	26.67%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	371,584	19.64%

National Financial Services Corp.* 200 Liberty Street One World Financial Center New York, NY 10281	Institutional	103,264	5.46%

The following persons owned of record or beneficially, as of April 2, 2009, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder		Shares Beneficially Owned	Percent of Fund
None

Forward Real Estate Fund

The following persons owned of record or beneficially, as of April 2, 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	1,293,571	55.75%

Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111	Investor	359,426	15.49%

National Financial Services Corp.* 200 Liberty Street One World Financial Center New York, NY 10281	Investor	337,701	14.56%

Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111	Institutional	462,982	99.73%

The following persons owned of record or beneficially, as of April 2, 2009, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder		Shares Beneficially Owned	Percent of Fund
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104		1,293,571	46.52%

88

Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111		822,408	29.57%

Forward Small Cap Equity Fund

The following persons owned of record or beneficially, as of April 2, 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	4,613,989	28.62%

National Financial Services Corp.* 200 Liberty Street One World Financial Center New York, NY 10281	Investor	2,519,725	15.63%

New York Life & Trust Co.* 169 Lackawanna Avenue Parsippany, NJ 07054	Investor	1,381,783	8.57%

SEI Private Trust Co.* 1 Freedom Valley Drive Oaks, PA 19456	Investor	1,325,353	8.22%

Prudential Investment Management* 100 Mulberry Street 3 Gateway Center , Floor 11 Newark, NJ 07102	Institutional	7,670,563	63.78%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	1,426,811	11.86%

Wachovia Bank, N.A.*. 1525 West WT Harris Boulevard Charlotte, NC 28288	Institutional	1,008,722	8.39%

National Financial Services Corp.* 200 Liberty Street One World Financial Center New York, NY 10281	Institutional	622,256	5.17%

Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111	A	129,102	32.38%

JP Morgan Retirement Plan Services* 9300 Ward Parkway Kansas City, MO 64114	A	97,573	24.47%

Wilmington Trust Retirement and Institutional Services Co. P.O. Box 52129 Phoenix, AZ 85072	A	52,416	13.14%

89

The following persons owned of record or beneficially, as of April 2, 2009, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Prudential Investment Management* 100 Mulberry Street 3 Gateway Center , Floor 11 Newark, NJ 07102	7,670,562	26.87%

*	Shares are believed to be held only as nominee.
**	Sutton Place Associates, LLC is an entity under common control with Forward Management.
***	Pictet and Cie is an affiliate of the Fund’s Sub-Advisor.

The persons listed above as owning 25% or more of the outstanding shares of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) such Fund. As a result, those persons would have the ability to vote a majority of the shares of the Funds on any matter requiring the approval of shareholders of such Funds.

As of December 31, 2008, the Officers and Trustees owned less than 1% of any class of any of the outstanding shares of the Funds.

Other Information

The Trust is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or policies of the Trust by any governmental agency. The Funds’ Prospectus and this SAI omit certain of the information contained in the Registration Statement filed with the SEC and copies of this information may be obtained from the SEC upon payment of the prescribed fee or examined at the SEC in Washington, D.C. without charge.

Investors in the Funds will be kept informed of their investments in the Funds through annual and semi-annual reports showing portfolio composition, statistical data and any other significant data, including financial statements audited by the independent registered public accountants.

Custodian

BBH is the Trust’s custodian. Its principal business address is 40 Water Street, Boston, Massachusetts 02109. BBH is responsible for the custody of each Fund’s assets and, as foreign custody manager, will oversee the custody of any Fund assets held outside the United States. BBH takes no part in the decisions relating to the purchase or sale of the Trust’s portfolio securities.

Legal Counsel

Legal matters for the Trust are handled by Dechert LLP, 4675 MacArthur Court, Suite 1400, Newport Beach, CA 92660.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP, Three Embarcadero Center, San Francisco, CA 94111-4004, acts as the independent registered public accounting firm for the series of the Trust known as the Forward Funds.

FINANCIAL STATEMENTS

The financial statements of the Funds for the fiscal year ended December 31, 2008 appearing in the Annual Reports to Shareholders have been audited by PricewaterhouseCoopers, LLP the Funds’ independent registered public accounting firm. Such financial statements are incorporated herein by reference to the Funds’ Annual Report as filed with the SEC on March 9, 2009 (Accession No. 0001193125-09-048171).

90

You may obtain a Prospectus, Annual Report or Semi-Annual Report at no charge by contacting the Trust at Forward Funds, P.O. Box 1345, Denver, CO 80201, or by calling (800) 999-6809.

91

FORWARD FUNDS

PART C: OTHER INFORMATION

ITEM 23.	EXHIBITS

(a)(1)	Amended and Restated Agreement and Declaration of Trust of Forward Funds (the “Registrant”), incorporated by reference to Exhibit (a) to Post-Effective Amendment No. 40 to this Registration Statement filed with the Commission on April 30, 2007.

(a)(2)	Revised Schedule A to the Amended and Restated Agreement and Declaration of Trust of the Registrant, filed herewith.

(b)(1)	Amended and Restated By-Laws of the Registrant dated December 8, 2005 and as amended as of December 7, 2006 and March 4, 2009, filed herewith.

(c)	Not applicable.

(d)(1)	Amended and Restated Investment Management Agreement between the Registrant and Forward Management LLC (the “Advisor” or “Forward Management”), dated as of May 1, 2005 and amended and restated as of January 8, 2008 and March 5, 2008, with respect to the Forward Growth Fund (formerly known as the Forward Emerald Growth Fund), the Forward Banking and Finance Fund (formerly known as the Forward Emerald Banking and Finance Fund), the Forward Emerging Markets Fund (formerly known as the Forward Global Emerging Markets Fund), the Forward International Equity Fund, the Forward Mini-Cap Fund (formerly known as the Forward Hoover Mini-Cap Fund), the Forward Small Cap Equity Fund (formerly known as the Forward Hoover Small Cap Equity Fund), the Forward International Small Companies Fund, the Forward Legato Fund, the Forward Real Estate Fund (formerly known as the Forward Progressive Real Estate Fund), the Forward Large Cap Equity Fund, the Forward Long/Short Credit Analysis Fund and the Forward International Fixed Income Fund, the Accessor Aggressive Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Growth Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Growth Fund, the Accessor High Yield Bond Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund, the Accessor Investment Grade Fixed Income Fund (formerly known as the Accessor Intermediate Fixed-Income Fund), the Accessor International Equity Fund, the Accessor Limited Duration U.S. Government Fund, the Accessor Mortgage Securities Fund, the Accessor Small to Mid Cap Fund, the Accessor Strategic Alternatives Fund, the Accessor Total Return Fund, the Accessor U.S. Government Money Fund and the Accessor Value Fund, incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(2)	Amended Exhibit A to the Amended and Restated Investment Management Agreement between the Registrant and the Advisor with respect to the Forward Global Infrastructure Fund, the Forward Growth Fund, the Forward Banking and Finance Fund, the Forward Emerging Markets Fund, the Forward HITR Fund, the Forward International Equity Fund, the Forward International Real Estate Fund, the Forward Mini-Cap Fund, the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Legato Fund, the Forward Real Estate Fund, the Forward Select Income Fund, the Forward Strategic Realty Fund, the Forward Large Cap Equity Fund, the Forward Long/Short Credit Analysis Fund and the Forward International Fixed Income Fund (collectively the “Forward Series of the Registrant”), filed herewith.

(d)(3)	Amended Exhibit B to the Amended and Restated Investment Management Agreement between the Registrant and the Advisor with respect to the Accessor Aggressive Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Frontier Markets Fund, the Accessor Growth Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Growth Fund, the Accessor High Yield Bond Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund, the Accessor Investment Grade Fixed-Income Fund, the Accessor International Equity Fund, the Accessor Limited Duration U.S. Government Fund, the Accessor Mortgage Securities Fund, the Accessor Small to Mid Cap Fund, the Accessor Strategic Alternatives Fund, the Accessor Total Return Fund, the Accessor U.S. Government Money Fund and the Accessor Value Fund (collectively the “Accessor Series of the Registrant”), filed herewith.

1

(d)(4)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Emerald Mutual Fund Advisers Trust (formerly known as Emerald Advisers, Inc.) (“EMFAT”) dated as of May 1, 2005 with respect to the Forward Banking and Finance Fund and the Forward Growth Fund, incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 28 to this Registration Statement filed with the Commission on April 27, 2005.

(d)(4)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and EMFAT entered into as of January 2, 2009 with respect to the Forward Banking and Finance Fund and the Forward Growth Fund, filed herewith.

(d)(5)	Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet International Management Limited, now known as Pictet Asset Management Limited (“Pictet Ltd”), dated as of July 1, 2005 and amended and restated as of November 1, 2007 with respect to the International Small Companies Fund, incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 45 to this Registration Statement filed with the Commission on December 26, 2007.

(d)(5)(a)	Amendment to the Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of January 2, 2009 with respect to the International Small Companies Fund, filed herewith.

(d)(6)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet International Management Limited, now known as Pictet Ltd, dated as of July 1, 2005 with respect to the Forward Emerging Markets Fund, incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 35 to this Registration Statement filed with Commission on July 5, 2006.

(d)(6)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of January 2, 2009 with respect to the Forward Emerging Markets Fund, filed herewith.

(d)(7)	Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Hoover Investment Management Co., LLC (“Hoover”) dated as of June 24, 2005 with respect to the Forward Small Cap Equity Fund, incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 33 to this Registration Statement filed with the Commission on February 9, 2006.

(d)(7)(a)	Amendment to the Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Hoover entered into as of January 2, 2009 with respect to the Forward Small Cap Equity Fund, filed herewith.

(d)(8)	Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Hoover dated as of July 1, 2005 and amended and restated on January 3, 2006 with respect to the Forward Mini-Cap Fund, incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 38 to this Registration Statement filed with the Commission on December 27, 2006.

(d)(8)(a)	Amendment to Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Hoover entered into as of January 2, 2009 with respect to the Forward Mini-Cap Fund, filed herewith.

(d)(9)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Forward Uniplan Advisors, Inc. (“Uniplan”) dated as of July 1, 2005 with respect to the Forward Real Estate Fund, incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(d)(9)(a)	Form of Amendment to Investment Sub-Advisory Agreement among the Registrant, the Advisor and Uniplan entered into as of January 2, 2009 with respect to the Forward Real Estate Fund, filed herewith.

(d)(10)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Netols Asset Management Inc. (“Netols”) dated as of July 1, 2005 with respect to the Forward Legato Fund, incorporated by reference to Exhibit (d)(10) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

2

(d)(10)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Netols entered into as of January 2, 2009 with respect to the Forward Legato Fund, filed herewith.

(d)(11)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Riverbridge Partners, LLC (“Riverbridge”) dated as of July 1, 2005 with respect to the Forward Legato Fund, incorporated by reference to Exhibit (d)(11) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(d)(11)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Riverbridge entered into as of January 2, 2009 with respect to the Forward Legato Fund, filed herewith.

(d)(12)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Conestoga Capital Advisors, LLC (“Conestoga”) dated as of January 2, 2008 with respect to the Forward Legato Fund, incorporated by reference to Exhibit (d)(11) to Post-Effective Amendment No. 46 to this Registration Statement filed with the Commission on February 13, 2008.

(d)(12)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Conestoga entered into as of January 2, 2009 with respect to the Forward Legato Fund, filed herewith.

(d)(13)	Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Cedar Ridge Partners, LLC (“Cedar Ridge”) dated as of December 7, 2006 and amended and restated on November 14, 2007 with respect to the Forward Long/Short Credit Analysis Fund, incorporated by reference to Exhibit (d)(14) to Post-Effective Amendment No. 45 to this Registration Statement filed with the Commission on December 26, 2007.

(d)(13)(a)	Amendment to the Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Cedar Ridge entered into as of January 2, 2009 with respect to the Forward Long/Short Credit Analysis Fund, filed herewith.

(d)(14)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Piedmont Investment Advisors, LLC (“Piedmont”) dated as of July 11, 2007 with respect to the Forward Large Cap Equity Fund, incorporated by reference to Exhibit (d)(16) to Post-Effective Amendment No. 41 to this Registration Statement filed with the Commission on July 16, 2007.

(d)(14)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Piedmont entered into as of January 2, 2009 with respect to the Forward Large Cap Equity Fund, filed herewith.

(d)(15)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Asset Management SA (“Pictet SA”) dated October 5, 2007 with respect to the Forward International Fixed Income Fund, incorporated by reference to Exhibit (d)(17) to Post-Effective Amendment No. 44 to this Registration Statement filed with the Commission on October 12, 2007.

(d)(15)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet SA entered into as of January 2, 2009 with respect to the Forward International Fixed Income Fund, filed herewith.

(d)(16)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Smith Asset Management Group, L.P. (“Smith”) dated September 1, 2008 with respect to the Accessor Growth Fund, incorporated by reference to Exhibit (d)(18) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(16)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Smith entered into as of November 17, 2008 with respect to the Accessor Growth Fund, filed herewith.

3

(d)(17)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and First Western Investment Management Inc. (“First Western”) dated September 1, 2008 with respect to the Accessor High Yield Bond Fund, incorporated by reference to Exhibit (d)(19) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(17)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and First Western entered into as of November 17, 2008 with respect to the Accessor High Yield Bond Fund, filed herewith.

(d)(18)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pacific Investment Management Company LLC (“PIMCO”) dated September 1, 2008 with respect to the Accessor Investment Grade Fixed-Income Fund, incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(18)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and PIMCO entered into as of November 17, 2008 with respect to the Accessor Investment Grade Fixed-Income Fund, filed herewith.

(d)(19)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pennant Management, Inc. (“Pennant”) dated September 1, 2008 with respect to the Accessor Limited Duration U.S. Government Fund, incorporated by reference to Exhibit (d)(22) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(19)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pennant entered into as of November 17, 2008 with respect to the Accessor Limited Duration U.S. Government Fund, filed herewith.

(d)(20)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Blackrock Financial Management, Inc. (“Blackrock”) dated September 1, 2008 with respect to the Accessor Mortgage Securities Fund, filed herewith.

(d)(20)(a)	Amendment to Investment Sub-Advisory Agreement among the Registrant, the Advisor and Blackrock entered into as of November 17, 2008 with respect to the Accessor Mortgage Securities Fund, filed herewith.

(d)(21)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Los Angeles Capital Management and Equity Research, Inc. (“Los Angeles Capital”) dated September 1, 2008 with respect to the Accessor Small To Mid Cap Fund, incorporated by reference to Exhibit (d)(25) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(21)(a)	Amendment to Investment Sub-Advisory Agreement among the Registrant, the Advisor and Los Angeles Capital entered into as of November 17, 2008 with respect to the Accessor Small To Mid Cap Fund, filed herewith.

(d)(22)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pennant Management, Inc. (“Pennant”) dated September 1, 2008 with respect to the Accessor Total Return Fund, incorporated by reference to Exhibit (d)(26) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(22)(a)	Amendment to Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pennant entered into as of November 17, 2008 with respect to the Accessor Total Return Fund, filed herewith.

(d)(23)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Acadian Asset Management LLC (“Acadian”) dated September 1, 2008 with respect to the Accessor Value Fund, incorporated by reference to Exhibit (d)(29) to Post-Effective Amendment No. 50 to this Registration Statement filed with the Commission on October 17, 2008.

(d)(23)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Acadian entered into as of November 17, 2008 with respect to the Accessor Value Fund, filed herewith.

4

(d)(24)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Lazard Asset Management LLC (“Lazard”) dated December 1, 2008, with respect to the Accessor International Equity Fund, filed herewith.

(d)(24)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Lazard Asset Management LLC (“Lazard”) dated December 1, 2008, with respect to the Accessor International Equity Fund, filed herewith.

(e)(1)(a)	Distribution Agreement between the Registrant and ALPS Distributors, Inc. (“ALPS Distributors”) dated as of September 30, 2005, with respect to the Forward Series of the Registrant, incorporated by reference to Exhibit (e) to Post-Effective Amendment No. 32 to this Registration Statement filed with the Commission on October 27, 2005.

(e)(1)(b)	Addendum to Distribution Agreement between the Registrant and ALPS Distributors dated as of April 9, 2007, with respect to the Forward Series of the Registrant, incorporated by reference to Exhibit (e)(1)(b) to Post-Effective Amendment No. 41 to this Registration Statement filed with the Commission on July 16, 2007.

(e)(1)(c)	Amended Schedule A to the Distribution Agreement between the Registrant and ALPS Distributors dated November 7, 2008, with respect to the Forward Series of the Registrant, incorporated by reference to Exhibit (e)(1)(c) to Post-Effective Amendment No. 54 to this Registration Statement filed with the Commission on December 30, 2008.

(e)(2)(a)	Distribution Agreement between the Registrant and SEI Investments Distribution Co. (“SIDCO”) dated as of August 14, 2008, with respect to the Accessor Series of the Registrant, incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(e)(2)(b)	Form of Amendment No. 1 to the Distribution Agreement between the Registrant and SIDCO dated as of January 8, 2009, with respect to the Accessor Series of the Registrant, filed herewith.

(e)(2)(c)	Form of Amendment No. 2 to the Distribution Agreement between the Registrant and SIDCO dated as of May 1, 2009, with respect to the Accessor Series of the Registrant, filed herewith.

(f)	None.

(g)(1)(a)	Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. (“BBH”), with respect to the Forward Series of the Registrant, dated as of June 30, 2005 with respect to the Predecessor Funds, incorporated by reference to Exhibit (g)(2)(a) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(g)(1)(b)	Amended Appendix A to the Custodian Agreement between the Registrant and BBH, with respect to the Forward Series of the Registrant and the Accessor Series of the Registrant, dated October 3, 2008, incorporated by reference to Exhibit (g)(1)(b) to Post-Effective Amendment No. 50 to this Registration Statement filed with the Commission on October 17, 2008.

(h)(1)(a)	Amended and Restated Fund Accounting and Administration Agreement between the Registrant and ALPS Mutual Funds Services, Inc., now known as ALPS Fund Services, Inc. (“ALPS”) made as of September 12, 2005 and amended as of March 1, 2006 with respect to the Forward Series of the Registrant, filed herewith.

(h)(1)(b)	Addendum to Fund Accounting and Administration Agreement between the Registrant and ALPS dated as of September 1, 2006, with respect to the Forward Series of the Registrant, incorporated by reference to Exhibit (h)(1)(b) to Post-Effective Amendment No. 41 to this Registration Statement filed with the Commission on July 16, 2007.

(h)(1)(c)	Second Addendum to Fund Accounting and Administration Agreement between the Registrant and ALPS dated as of April 9, 2007, with respect to the Forward Series of the Registrant, incorporated by reference to Exhibit (h)(1)(c) to Post-Effective Amendment No. 41 to this Registration Statement filed with the Commission on July 16, 2007.

5

(h)(1)(d)	Amended Appendix A to the Fund Accounting and Administration Agreement between the Registrant and ALPS, dated November 7, 2008, with respect to the Forward Series of the Registrant, incorporated by reference to Exhibit (h)(1)(d) to Post-Effective Amendment No. 54 to this Registration Statement filed with the Commission on December 30, 2008.

(h)(1)(e)	Amended Appendix C to the Fund Accounting and Administration Agreement between the Registrant and ALPS, with respect to the Forward Series of the Registrant, incorporated by reference to Exhibit (h)(1)(c) to Post-Effective Amendment No. 38 to this Registration Statement filed with the Commission on December 27, 2006.

(h)(1)(f)	Administration Agreement between Accessor Funds, Inc. (now known as the Accessor Series of the Registrant) and SEI Investment Global Fund Services (“SEI”) dated as of December 31, 2006, with respect to the Accessor Series of Registrant, filed herewith.

(h)(1)(g)	Amendment No. 1 to Administration Agreement between the Accessor Series of the Registrant and SEI dated February 18, 2008, with respect to the Accessor Series of Registrant, filed herewith.

(h)(1)(h)	Assignment to Administration Agreement between the Accessor Series of the Registrant and SEI dated as of August 31, 2008, with respect to the Accessor Series of Registrant, filed herewith.

(h)(1)(i)	Form of Amendment No. 2 to Administration Agreement between the Registrant and SEI dated January 8, 2009, with respect to the Accessor Series of Registrant, filed herewith.

(h)(1)(j)	Form of Amendment No. 3 to Administration Agreement between the Registrant and SEI dated May 1, 2009, with respect to the Accessor Series of Registrant, filed herewith.

(h)(2)	Form of Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS dated as of April 29, 2009 and effective May 1, 2009, filed herewith.

(h)(3)	Form of Amended and Restated Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS dated as of April 29, 2009 and effective May 1, 2009, filed herewith.

(h)(4)	Form of Transfer Agency Fee Reimbursement Agreement between the Advisor and Registrant in respect to the Accessor Aggressive Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Growth Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Income Allocation Fund and the Accessor Income & Growth Allocation Fund (collectively the “Allocation Funds”) effective as of May 1, 2009, filed herewith.

(h)(5)	Form of Amended and Restated Shareholder Services Plan for the Class A, Class B, Class C, Investor Class, Advisor Class and Institutional Class shares of each of the Accessor Frontier Markets Fund, the Accessor Strategic Alternatives Fund, the Forward Growth Fund, the Forward Banking and Finance Fund, the Forward Emerging Markets Fund, the Forward International Equity Fund, the Forward Mini-Cap Fund, the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Legato Fund, the Forward Real Estate Fund, the Forward Large Cap Equity Fund, the Forward International Fixed Income Fund, the Forward Long/Short Credit Analysis Fund, the Forward Select Income Fund, the Forward Strategic Reality Fund, the Forward Global Infrastructure Fund, the Forward International Real Estate Fund, and the Forward HITR Fund, filed herewith.

(h)(6)(a)	Administrative Services Plan for Investor Class shares of each of the Accessor Growth Fund, the Accessor Value Fund, the Accessor Small To Mid Cap Fund, the Accessor International Equity Fund, the Accessor Investment Grade Fixed-Income Fund, the Accessor Mortgage Securities Fund, the Accessor High Yield Bond Fund, the Accessor U.S. Government Money Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Growth Allocation Fund and the Accessor Aggressive Growth Allocation Fund, incorporated by reference to Exhibit (h)(6)(a) to Post-Effective Amendment No. 50 to this Registration Statement filed with the Commission on August 25, 2008.

6

(h)(6)(b)	Amended Appendix A to the Administrative Services Plan for Investor Class shares of each of the Accessor Growth Fund, the Accessor Value Fund, the Accessor Small To Mid Cap Fund, the Accessor International Equity Fund, the Accessor Investment Grade Fixed-Income Fund, the Accessor Mortgage Securities Fund, the Accessor High Yield Bond Fund, the Accessor U.S. Government Money Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Growth Allocation Fund and the Accessor Aggressive Growth Allocation Fund, filed herewith.

(h)(6)(c)	Administrative Services Plan for Advisor Class, Investor Class, A Class and C Class shares of the Accessor U.S. Government Money Fund, incorporated by reference to Exhibit (h)(6)(b) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(h)(7)(a)	Expense Limitation Agreement for the Forward International Equity Fund (Investor Class shares, Institutional Class shares, Class A shares and Class C shares) dated as of May 1, 2009, filed herewith.

(h)(7)(b)	Expense Limitation Agreement for the Forward Emerging Markets Fund (Investor Class shares, Institutional Class shares, Class A shares and Class C shares) dated as of May 1, 2009, filed herewith.

(h)(7)(c)	Expense Limitation Agreement for the Forward Legato Fund (Investor Class shares, Institutional Class shares, Class A shares and Class C shares) dated as of May 1, 2009, filed herewith.

(h)(7)(d)	Expense Limitation Agreement for the Forward Large Cap Fund (Investor Class shares, Institutional Class shares, Class A shares and Class C shares) dated as of May 1, 2009, filed herewith.

(h)(7)(e)	Expense Limitation Agreement for the Forward International Fixed Income Fund (Investor Class shares, Institutional Class shares, Class A shares and Class C shares) dated as of May 1, 2009, filed herewith.

(h)(7)(f)	Expense Limitation Agreement for the Forward Long/Short Credit Analysis Fund (Investor Class shares, Institutional Class shares and Class C shares) dated as of May 1, 2009, filed herewith.

(h)(7)(g)	Expense Limitation Agreement for the Forward Growth Fund (Investor Class shares) dated January 1, 2009, filed herewith.

(h)(7)(h)	Expense Limitation Agreement for the Forward Growth Fund (Institutional Class shares) dated January 1, 2009, filed herewith.

(h)(7)(i)	Expense Limitation Agreement for the Forward Growth Fund (Class A shares) dated January 1, 2009, filed herewith.

(h)(7)(j)	Expense Limitation Agreement for the Forward Growth Fund (Class C shares) dated January 1, 2009, filed herewith.

(h)(7)(k)	Expense Limitation Agreement for the Forward Real Estate Fund (Investor Class shares, Institutional Class shares, Class A shares, Class B shares and Class C shares) dated as of May 1, 2009, filed herewith.

(h)(7)(l)	Form of Advisory Fee Waiver Agreement between the Advisor and the Registrant in respect to the Allocation Funds effective May 1, 2009, filed herewith.

(h)(8)	Compliance Support Services Agreement between the Registrant and the Advisor dated as of September 1, 2008, incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 50 to this Registration Statement filed with the Commission on October 17, 2008.

(i)	Legal Opinion of Dechert LLP as to legality of securities being registered, with respect to the Forward Series of the Registrant, except the Forward HITR Fund, the Forward Real Estate Fund (Class B shares), Forward Strategic Realty Fund, the Forward International Real Estate Fund, the Forward Global Infrastructure Fund and the Forward Select Income Fund, filed herewith.

7

(j)(1)	Consent of Independent Registered Public Accounting Firm, with respect to the Forward Series of the Registrant, except the Forward HITR Fund, Forward Strategic Realty Fund, the Forward International Real Estate Fund, the Forward Global Infrastructure Fund and the Forward Select Income Fund, filed herewith.

(j)(2)	Powers of Attorney, incorporated by reference to Exhibit (j) to Post-Effective Amendment No. 45 to this Registration Statement filed with the Commission on December 26, 2007.

(k)	Not Applicable.

(l)	Subscription Agreement between The HomeState Group and Forward Funds (formerly known as Emerald Mutual Funds), incorporated by reference to Exhibit (l)(3) to Post-Effective Amendment No. 26 to this Registration Statement filed with the Commission on February 28, 2005.

(m)(1)	Amended and Restated Distribution Services Agreement (Rule 12b-1 Plan) for Forward Growth Fund – Class A Shares, filed herewith.

(m)(2)	Amended and Restated Distribution Services Agreement (Rule 12b-1 Plan) for Forward Banking and Finance Fund – Class A Shares, filed herewith.

(m)(3)	Distribution Plan pursuant to Rule 12b-1 for the Investor Class shares of each of the Accessor Frontier Markets Fund, the Accessor Strategic Alternatives Fund, the Forward Growth Fund, the Forward Banking and Finance Fund, the Forward Legato Fund, the Forward Long/Short Credit Analysis Fund, the Forward Emerging Markets Fund, the Forward International Equity Fund, the Forward Mini-Cap Fund, the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Real Estate Fund, the Forward Large Cap Equity Fund, the Forward International Fixed Income Fund, the Forward HITR Fund, the Forward Global Infrastructure Fund, the Forward International Real Estate Fund, the Forward Select Income Fund and the Forward Strategic Realty Fund, filed herewith.

(m)(4)	Distribution Plan pursuant to Rule 12b-1 for the Class A shares of each of the Accessor Frontier Markets Fund, Forward Emerging Markets Fund, the Forward Mini-Cap Fund, Forward International Equity Fund, the Forward Long/Short Credit Analysis Fund, the Forward Real Estate Fund, the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Legato Fund, the Forward Large Cap Equity Fund and the Forward International Fixed Income Fund, the Forward HITR Fund the Forward Global Infrastructure Fund, the Forward International Real Estate Fund, the Forward Select Income Fund and the Forward Strategic Realty Fund, filed herewith.

(m)(5)	Distribution Plan pursuant to Rule 12b-1 for the Class C shares of each of the Forward Growth Fund, the Forward Banking and Finance Fund, the Forward Legato Fund, the Forward Long/Short Credit Analysis Fund, the Forward Emerging Markets Fund, the Forward International Equity Fund, the Forward Mini-Cap Fund, the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Real Estate Fund, the Forward Large Cap Equity Fund, the Forward International Fixed Income Fund, the Forward Global Infrastructure Fund, the Forward International Real Estate Fund, the Forward Select Income Fund and the Forward Strategic Realty Fund, filed herewith.

(m)(6)(a)	Distribution and Service Plan for A Class and C Class shares of each of the Accessor Growth Fund, the Accessor Value Fund, the Accessor Small To Mid Cap Fund, the Accessor International Equity Fund, the Accessor Investment Grade Fixed-Income Fund, the Accessor Mortgage Securities Fund, the Accessor High Yield Bond Fund, the Accessor U.S. Government Money Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Growth Allocation Fund and the Accessor Aggressive Growth Allocation Fund, incorporated by reference to Exhibit (m)(7)(a) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

8

(m)(6)(b)	Amended Appendix A to the Distribution and Service Plan for A Class and C Class shares of each of the Accessor Growth Fund, the Accessor Value Fund, the Accessor Small To Mid Cap Fund, the Accessor International Equity Fund, the Accessor Investment Grade Fixed-Income Fund, the Accessor Mortgage Securities Fund, the Accessor High Yield Bond Fund, the Accessor U.S. Government Money Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Growth Allocation Fund and the Accessor Aggressive Growth Allocation Fund, filed herewith.

(m)(6)(c)	Distribution and Service Plan for Investor Class shares of each of the Accessor Growth Fund, the Accessor Value Fund, the Accessor Small To Mid Cap Fund, the Accessor International Equity Fund, the Accessor Investment Grade Fixed-Income Fund, the Accessor Mortgage Securities Fund, the Accessor High Yield Bond Fund, the Accessor U.S. Government Money Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Growth Allocation Fund and the Accessor Aggressive Growth Allocation Fund, incorporated by reference to Exhibit (m)(7)(b) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(m)(6)(d)	Amended Appendix A to the Distribution and Service Plan for Investor Class shares of each of the Accessor Growth Fund, the Accessor Value Fund, the Accessor Small To Mid Cap Fund, the Accessor International Equity Fund, the Accessor Investment Grade Fixed-Income Fund, the Accessor Mortgage Securities Fund, the Accessor High Yield Bond Fund, the Accessor U.S. Government Money Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Growth Allocation Fund and the Accessor Aggressive Growth Allocation Fund, filed herewith.

(n)	Multiple Class Plan pursuant to Rule 18f-3, filed herewith.

(o)	Not applicable.

(p)(1)	Registrant’s Code of Ethics, incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 34 to this Registration Statement filed with the Commission on May 1, 2006.

(p)(2)	Code of Ethics of the Advisor, incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(p)(3)	Code of Ethics of Pictet Ltd. and Pictet Asset Management SA, filed herewith.

(p)(4)	Amended Code of Ethics of Hoover, incorporated by reference to Exhibit (p)(4) to Post-Effective Amendment No. 48 to this Registration Statement filed with the Commission on June 11, 2008.

(p)(5)	Code of Ethics of Uniplan, incorporated by reference to Exhibit (p)(6) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(p)(6)	Code of Ethics of Conestoga incorporated by reference to Exhibit (p)(7) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(p)(7)	Amended Code of Ethics of Netols, incorporated by reference to Exhibit (p)(7) to Post-Effective Amendment No. 41 to this Registration Statement filed with the Commission on July 16, 2007.

(p)(8)	Code of Ethics of Riverbridge, filed herewith.

(p)(9)	Amended Code of Ethics of EMFAT, incorporated by reference to Exhibit (p)(9) to Post-Effective Amendment No. 38 to this Registration Statement filed with the Commission on December 27, 2006.

(p)(10)	Code of Ethics of ALPS Distributors, incorporated by reference to Exhibit (p)(12) to Post-Effective Amendment No. 34 to this Registration Statement filed with the Commission on May 1, 2006.

9

(p)(11)	Code of Ethics of Cedar Ridge, incorporated by reference to Exhibit (p)(12) to Post-Effective Amendment No. 38 to this Registration Statement filed with the Commission on December 27, 2006.

(p)(12)	Code of Ethics of Piedmont, incorporated by reference to Exhibit (p)(7) to Post-Effective Amendment No. 41 to this Registration Statement filed with the Commission on July 16, 2007.

(p)(13)	Code of Ethics of Smith Asset, incorporated by reference to Exhibit (p)(13) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(p)(14)	Code of Ethics of First Western Investment Management Inc., incorporated by reference to Exhibit (p)(14) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(p)(15)	Code of Ethics of Pacific Investment Management Company LLC, incorporated by reference to Exhibit (p)(15) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(p)(16)	Code of Ethics of Pennant Management, Inc., incorporated by reference to Exhibit (p)(16) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(p)(17)	Code of Ethics of Blackrock Financial Management, Inc., incorporated by reference to Exhibit (p)(17) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(p)(18)	Code of Ethics of Los Angeles Capital Management and Equity Research, Inc., incorporated by reference to Exhibit (p)(18) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(p)(19)	Code of Ethics of Acadian Asset Management LLC, incorporated by reference to Exhibit (p)(19) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(p)(20)	Code of Ethics of SEI Investments Distribution Co., incorporated by reference to Exhibit (p)(20) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(p)(21)	Code of Ethics of Lazard Asset Management LLC, filed herewith.

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUNDS.

Registrant is controlled by its Board of Trustees. Certain of Registrant’s trustees serve on the board of directors/trustees of certain other registered investment companies. (See “Management of the Funds – Trustees” in Part B hereof.)

ITEM 25.	INDEMNIFICATION

The Registrant’s Amended and Restated Declaration of Trust (“Declaration of Trust”), attached as Exhibit (a) to Post-Effective Amendment No. 40 to this Registration Statement, and Amended and Restated By-Laws, attached as Exhibit (b) to Post-Effective Amendment No. 39 to this Registration Statement, provide among other things, that current and former trustees and officers who were or are a party, or are threatened to be made a party, to any proceeding or claim by reason of the fact that such person is or was a Trustee or officer of the Registrant, shall be indemnified against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that such person acted in good faith and reasonably believed: (a) that his conduct was in the Registrant’s best interests and (b) in the case of a criminal proceeding, that he had no reasonable cause to believe his conduct was unlawful; provided that, the trustees and officers of the Registrant shall not be entitled to indemnification or held harmless if such liabilities were a result of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office, or in respect of any claim or proceeding as to which such person shall have been adjudicated by a court or other competent body to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person’s official capacity.

The Distribution Agreement between the Registrant and ALPS Distributors, with respect to the Forward Series of the Registrant, filed as Exhibit (e) to Post-Effective Amendment No. 32 to this Registration Statement, provides for indemnification of ALPS Distributors, its officers and directors and any person who controls ALPS Distributors.

10

The Distribution Agreement between the Registrant and SEI, with respect to the Accessor Series of the Registrant, filed as Exhibit (e)(2) to Post-Effective Amendment No. 49 to this Registration Statement, limits the liability of the Registrant to liabilities arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus(es), statement(s) of additional information, shareholder reports or other information filed or made public by the Fund (as amended from time to time) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, the 1940 Act or any statute or the common law and by reason of its willful misfeasance, bad faith or negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Agreement.

The Registrant has in effect a directors’ and officers’ liability policy covering specific types of errors and omissions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to such provisions of the Declaration of Trust, Underwriting Agreement, or statutes or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”), such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares of the Registrant, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISORS

Forward Management performs investment advisory services for Registrant. The directors and officers of Forward Management and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
J. Alan Reid, Jr., President	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	August 2001 to present	Chief Executive Officer and Director, investment services company

	ReFlow Fund 433 California Street Suite 1100 San Francisco, CA 94104	2001 to present	Chief Executive Officer and Director, investment services company

	Sutton Place Management 433 California Street Suite 1100 San Francisco, CA 94104	2001 to present	Chief Executive Officer, investment management company

	Sutton Place Associates, LLC 433 California Street Suite 1100 San Francisco, CA 94104	2001 to present	Chief Executive Officer, investment services company

	FISCOP, LLC 433 California Street, Suite 1010 San Francisco CA 94104	2001 to present	Chief Executive Officer

11

	Broderick Management, LLC	2001 to present	Chief Executive Officer, investment management company

	FOLIOfn, Inc. 8000 Towers Crescent Drive Suite 1500 Vienna, VA 22182	2002 to present	Director, financial services company

Mary Curran, General Counsel and Secretary	Forward Funds 433 California Street Suite 1100 San Francisco, CA 94104	2004 to June 2006	Chief Compliance Officer, registered investment company

	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	June 2004 to present	Secretary, investment services company

Judith M. Rosenberg, Chief Compliance Officer	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	July 2005 – August 2007	Chief Compliance Officer, investment services company

Gordon P. Getty, Chairman of the Board	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	August 2001 to present	Chairman of the Board, investment services company

Jeffrey P. Cusack, Director	Rex 101 California Street, Suite 1950 San Francisco, CA 94111	October 2005 to present	Managing Director, real estate finance company

James J. Halligan, Director	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	August 2001 to present	Director, investment services company

William A. Prezant, Director	Prezant & Mollath Attorneys at Law 6560 SW McCarran Blvd. Reno, NV 89509	1988 to present	Self-employed, law practice

	Torrey International Strategy Partners 505 Park Avenue 5th Fl. New York, NY 10022	November 2002 to present	Manager (Director), registered investment company

	Torrey US Strategy Partners 505 Park Avenue 5th Fl. New York, NY 10022	September 2002 to present	Manager (Director), registered investment company

	Strategic Hotels & Resorts 777 West Wacker, Suite 4600 Chicago, IL 60601	March 2006 to present	Director, Real Estate Investment Fund

12

	MacGregor Golf Company 1000 Pecan Grove Drive Albany, GA 31701	December 2006 – present	Director, golf equipment and apparel company

Toby Rosenblatt, Director	Founders Investments Ltd. 3409 Pacific Avenue San Francisco, CA 94118	1999 to present	President, private investment company

	BlackRock Equity Liquidity Funds 40 E. 52nd Street New York, NY 10022	March 2005 to present	Director (independent), mutual funds

	A.P. Pharma 123 Saginaw Drive Redwood City, CA 94063	1983 to present	Director, specialty pharmaceuticals company

	Pharin Pharmaceuticals 123 Saginaw Drive Redwood City, CA 94063	1993 to present	Director, specialty pharmaceuticals company

Thomas E. Woodhouse, Director	Minerva Office Management, Inc. 1325 Airmotive Way Suite 340 Reno, Nevada 89502	January 2002 to present	Trust Administrator, President; trust administration company

	Vallejo Investments, Inc. One Embarcadero Center Suite 1050 San Francisco, CA 94111	January 2002 to present	CEO, family office

	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	August 2001 to present	Director, investment services company

David H. Chow, Director	Torch Hill Investment Partners LLC 655 15th St. NW, Ste. 810 Washington, DC 20005	July 2007 to present	Vice-Chairman and Chief Investment Officer, private equity investment firm

	DanCourt Management LLC 1771 Post Road East, Suite 178 Westport, CT 06880	April 1999 to present	Chairman and Chief Executive Officer, strategy/management consulting firm

	Van Eck Market Vectors ETF Trust 99 Park Avenue New York, NY 10016	May 2006 to present	Chairman of the Board of Trustees, exchange-traded fund complex

	PCX Holdings, Inc. 115 Sansome Street San Francisco, CA 94104	August 2002 to March 2006	Chief Strategist/Lead Strategy Consultant, United States regional securities exchange

13

EMFAT performs investment advisory services for Registrant. The trustees and officers of EMFAT and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Kenneth Mertz President, CIO Portfolio Manager	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since January 1, 1992	President, Portfolio Manager, Investment Adviser

Edward Pohl, CFO Treasurer	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since June 1, 2001	Chief Financial Officer, Chief Operating Officer, Investment Adviser

	Emerald Fixed Income Advisers 1703 Oregon Pike Lancaster, PA 17601	Since February 1, 2006	Managing Director, Investment Adviser

Daniel Moyer Executive Vice President	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since October 1, 1992	Executive Vice President, Managing Director, Investment Adviser

James Meehan Chief Compliance Officer	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since May 1, 1999	Chief Compliance Officer, Investment Adviser

	Emerald Fixed Income Advisers 1703 Oregon Pike Lancaster, PA 17601	Since February 1, 2006	Chief Compliance Officer, Investment Adviser

Stacy Sears	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since October 1, 1992	Senior Vice President, Portfolio Manager, Investment Adviser

Pictet Asset Management Limited performs investment advisory services for Registrant. The directors and officers of Pictet Asset Management Limited and their other business affiliations for the past two fiscal year are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Rod Hearn	Pictet (London) Ltd Pictet Administration Services Ltd Pictet Asset Management Ltd Worldwide SICAV 1, Boulevard Royal L-2449 LUXEMBOURG Al Dar Islamic Fund, SICAV 1, Boulevard Royal L-2449 LUXEMBOURG	ongoing	Director

Nicholas Johnson	Pictet Asset Management Ltd	ongoing	Director

	NPJ Asset Management LLP 11-12 Tokenhouse Yard London, EC2R 7AS Global Opportunities Fund Global Opportunities Master Fund Management Cayman Ltd	Since May 8, 2007	Director

Rolf Banz	Pictet Asset Management SA	ongoing	Director

Gavin Sharpe	Pictet (London) Ltd Pictet Administration Services Ltd Pictet Asset Management SA	ongoing	Chief Financial Officer and Director

14

Pictet Asset Management Ltd Pictet Investment Company Limited

Renaud De Planta	Pictet & Cie Pictet Asset Management SA Pictet Asset Management Ltd Pictet Canada L.P. Pictet Holding LLP	ongoing	Chief Executive Officer, Director

David Cawthrow	Pictet Asset Management SA Pictet Asset Management Ltd Pictet Investment Company Limited	Since June 27, 2005	Chief Compliance Officer

Christoph Lanter	Pictet Asset Management SA Pictet Asset Management Ltd	ongoing	Head of Business Development and Client Relations. Director

Richard Heelis	Pictet Asset Management Ltd	ongoing	Head of Equities, Director

Sebastien Eisinger	Pictet Asset Management SA Pictet Asset Management Ltd	Since September 1, 2007	Head of Fixed Income Director

Olivier Ginguene	Pictet Asset Management SA Pictet Asset Management Ltd	Since August 2005	Head of Quantitative Investment Director

Pictet Asset Management SA performs investment advisory services for Registrant. The directors and officers of Pictet Asset Management SA and their other business affiliations for the past two fiscal year are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Rolf Banz	Pictet Asset Management SA Pictet Asset Management Ltd	ongoing	Director Chief Investment Architect and Product Manager

Gavin Sharpe	Pictet (London) Ltd Pictet Administration Services Ltd Pictet Asset Management SA Pictet Asset Management Ltd Pictet Investment Company Limited	ongoing	Director and Chief Financial Officer

Renaud De Planta	Pictet & Cie Pictet Asset Management SA Pictet Asset Management Ltd Pictet Canada L.P. Pictet Holding LLP	ongoing	Partner, Chief Executive Officer and Director

David Cawthrow	Pictet Asset Management SA Pictet Asset Management Ltd Pictet Investment Company Limited	Since June 27, 2005	Chief Compliance Officer

Marc Tonnerre	Pictet Asset Management SA	ongoing	Head of Compliance (Geneva)

15

Hoover performs investment advisory services for Registrant. The directors and officers of Hoover and their business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Irene G. Hoover, CFA; Managing Member and Chief Investment Officer	None

Beverly Hoffmann, CFO and CCO	None

Stephen J. Cullen, Director of Market Analysis and Equity Trading	None

Nancy R. Rimington, Director of Client Service and Marketing	None

David Schneider, Associate Portfolio Manager and Senior Analyst	None

Jane M. Hecht, Director of Operations	None

Forward Uniplan Advisors, Inc. performs investment advisory services for Registrant. The directors and officers of Forward Uniplan Advisors, Inc. and their business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Richard Imperiale President	Uniplan Consulting, LLC	1998 to present	Managing Director, real estate investment consulting company

	Inland Retail Real Estate Investment Trust	January 2002 to February 2007	Chairman of the Board, Real Estate Investment Trust

Netols Asset Management, Inc. performs investment advisory services for Registrant. The directors and officers of Netols Asset Management, Inc. and their business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Jeffrey W. Netols President and Portfolio Management	None

Riverbridge Partners, LLC performs investment advisory services for Registrant. The partners of Riverbridge Partners, LLC and their business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Mark Thompson Principal	None

16

Rick Moulton Principal	None

John Peyton Principal	None

Robert Hensel Principal	None

Philip Dobrzynski Principal	None

Andrew Turner Principal	None

Dana Feick Principal	None

Conestoga Capital Advisors, LLC performs investment advisory services for Registrant. The directors and officers of Conestoga Capital Advisors, LLC and their business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
William C. Martindale, Jr. Managing Partner	None

W. Christopher Maxwell Managing Partner	Maxwell Associates 20561 Rock Hall Avenue, Suite 6 Rock Hall, MD 21661	Since January 1, 1997	Principal, Consulting Services, Consulting to Investment Management Firms

Robert M. Mitchell Managing Partner	None

Duane R. D’Orazio Managing Partner	None

Mark S. Clewett Director - Institutional Sales and Client Service	Delaware Investments 1 Commerce Square Philadelphia, PA 19103	January 1, 1997 – December 31, 2005	Senior Vice President, Institutional Sales, Investment Management

Piedmont Investment Advisors, LLC performs investment advisory services for Registrant. The directors and officers of Piedmont and their business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Isaac H. Green, President	None

17

Bert Collins	North Carolina Mutual Life Insurance Company 411 West Chapel Hill Street Durham, NC 27701	12/31/04 – present	Chairman, Board Member, Insurance Business

Dawn Alston Paige, Sr. V.P. Piedmont	None

Andrew Silton	AMS Financial Consulting Services, LLC 301 Highgrove Drive Chapel Hill, NC 27516	02/05 – present	President, Board Member, Consulting Services

Victor Hymes	Legato Capital Management, LLC 433 California Street, 11 th Floor San Francisco, CA 94104	02/28/07 – present	President, Board Member, Strategic Advisory Services

Charles L. Curry, Sr. V.P. Piedmont	None

Sumali Sanyal, Sr. V.P. Piedmont	None

Zaid Abdul-Aleem, V.P. Piedmont	None

Clarissa Parker, V.P. Piedmont	None

Della-Hood Laster, V. P. Piedmont	None

Dina Falzon, V.P. Piedmont	None

Marion P. White, V.P. Piedmont	None

Tonita F. Lipscomb, S.V.P. Piedmont	None

Cedar Ridge Partners, LLC performs investment advisory services for Registrant. The partners of Cedar Ridge and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Alan E. Hart, Managing Partner	None

Guy J. Benstead, Partner	None

Jeffery M. Hudson, Partner	None

18

Smith Asset Management, L.P. performs investment advisory services for Registrant. The directors, officers or partners of Smith and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Stephen S. Smith, Founder & Chief Executive Officer	None

John D. Brim, CCO	None

Travis J. Briggs, Director of Marketing	None

Royce W. Medlin, Senior Portfolio Manager	None

First Western Investment Management Inc. performs investment advisory services for Registrant. The directors and officers of First Western and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Scott Wylie, Chief Executive Officer, President & Director	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	ongoing	Chairman & Chief Executive Officer

Warren Olsen, Chairman & Chief Investment Officer	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	ongoing	Chief Investment Officer

Hudson Mead, Managing Director	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	ongoing	Senior Trust Officer

Karen Post, Managing Director	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	ongoing	Vice President

Julie Courkamp, Treasurer & Controller	None

Ryan Trigg, Corporate Secretary	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	ongoing	Director of Finance & Corporate Secretary

Karen Garcia, Chief Compliance Officer	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	ongoing	Director of Trust Operations and Technology

19

Pacific Investment Management Company LLC performs investment advisory services for Registrant. The directors, officers and partners of PIMCO and their other business affiliations for the past two fiscal years are:

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Arnold, Tammie J.	Head, Global Retail Distr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Baker, Brian P.	Account Manager	PIMCO Hong Kong	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Balls, Andrew Thomas	Head, Euro Portfolio Mgmt	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Benz II, William R.	Head of PIMCO EMEA	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Bhansali, Vineer	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Callin, Sabrina C.	StocksPLUS Product Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Cupps, Wendy W.	Head, Product Management	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Dawson, Craig A.	Head, Prod Mgmt-Europe	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Dialynas, Chris P.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

El-Erian, Mohamed A.	CEO & Co-CIO	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Flattum, David C.	General Counsel	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Gross, William H.	Founder, CIO-Sr Port Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Harris, Brent Richard		Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Hodge, Douglas M.	Director, Asia Pacific	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Holden, Brent L.	Co-Hd of US Acct Mgmt	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Ivascyn, Daniel J.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Jacobs IV, Lew W.	Head of Talent Management	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Kiesel, Mark R.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

20

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Lown, David C.	Technology & Operations	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Mather, Scott A.	Head, PM Global Desk	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

McCulley, Paul A.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

McDevitt, Joseph V.	Head, PIMCO Europe	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Mewbourne, Curtis A.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Muzzy, James Frederic	Founder, Head, Bus Dev US	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Otterbein, Thomas J.	Co-Hd of US Acct Mgmt	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Powers, William C.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Ravano, Emanuele		PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Schmider, Ernest L.	Head of Funds Admin	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Short, Jonathan D.	Head, Inst Bus Dev	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Simon, W Scott	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Takano, Makoto	President of PIMCO Japan	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Weil, Richard M.	Chief Operating Officer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Worah, Mihir P.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Zhu, Changhong	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Amey, Mike	Portfolio Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Anderson, Joshua M.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

21

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Andrews, David S.	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Beaumont, Stephen B.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Bishop, Gregory A.	Financial Inter Group	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Blau, Volker	Head Insurance	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Bodereau, Philippe	Credit Analyst	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Bosomworth, Andrew	Head Munich Port Mgmt	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Bridwell, Jennifer S	Mortgage Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Brittain, WH Bruce	Structured Product Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Clarida, Richard H	Global Strategic Advisor	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Conseil, Cyrille R.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Cummings, John B.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Dada, Suhail H.	Head, Middle East Bus Dev	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Davies, Mark John	Global Head, Risk Mgmt	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

De Leon, William G.	EVP, Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Devlin, Edward	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Durham, Jennifer E.	Chief Compliance Officer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Fisher III, David N.	Global Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Foong, Hock Meng	Acct Mgr / Office Head	PIMCO Asia Pte Ltd	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

22

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Fournier, Joseph A.	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Fuhrmann, Dorothee J.	Product Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Fluor III, Richard F.	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Gleason, George Steven	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Gomez, Michael A.	Emerging Market Port Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Graham, Stuart Thomson	Head, PIMCO Canada	PIMCO Canada	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Greer, Robert J.	Real Return Product Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Hally, Gordon C.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Hardaway, John P.	Mgr, Mut Funds Operations	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Harumi, Kazunori	Client Svcs - Pension	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Holloway Jr., Dwight F.	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Hudoff, Mark T.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

King, Stephanie Lorraine	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Lehavi, Yanay	Senior Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Lettich, Bruno Joseph	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Louanges, Matthieu	Head, Port. Business Mgmt	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Masanao, Tomoya	Portfolio Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

McCray, Mark V.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

23

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Mead, Robert	Portfolio Manager	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Miller, John M.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Millimet, Scott A.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Minaki, Haruki	Head Legal, Japan	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Mogelof, Eric J.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Monson, Kristen S.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Moore, James F.	Product Mgr, Pension Spec	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Morena, Robert	Head, Inst Bus Dev NY	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Murata, Alfred T.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Okun, Eric Alan	Senior Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Ong, Arthur Y.D.	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Ongaro, Douglas J.	Head, Fin Inter Group	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Osses, Guillermo Ariel	Emerging Market Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Ozeki, Koyo	Hd, Asian Credit Research	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Parikh, Saumil H.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Park, Jung	Business Development	PIMCO Hong Kong	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Paulson, Bradley W.	Head Global Legal/Compl.	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Philipp, Elizabeth M.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

24

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Porterfield, Mark J.	Media & Public Relations	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Posch, Brigitte	Portfolio Manager, EM	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Rodosky, Stephen A.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Ruthen, Seth R.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Sargent, Jeffrey M.	Chief Admin. Officer EMEA	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Schneider, Jerome M	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Spajic, Luke Drago	Head - Pan Euro Credit PM	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Stracke,Thibault C.	Co-Head - Credit Research	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Streiff, Thomas F.	Product Mgr, Retirement	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Strelow, Peter G	Mgr, Mutual Funds Admin	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Taborsky, Mark A.	Product Manager, AA	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Tarman, Daniel I	Head of Mktg Communctns	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Toloui-Tehrani, Ramin	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Tournier, Eve Anne Celine	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Tyson, Richard E.	Senior Operations Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

van Heel, Marc	Head, Bus Dev NLD/BEL	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Ward, Jim	Head of Human Resources	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Wilson, John F.	Head, Bus Dev Australia	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

25

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Wilson, Susan L.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Witt, Frank	Head, Bus Dev DEU/AUT	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Wood, George H.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Young, Robert O.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Yu, Cheng-Yuan	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Afrasiabi, Mark Saied	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Ahto, Laura A.	Head-Ops, Admin, Euro Funds	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Anctil, Stacie D.	Pricing Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Arora, Amit	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Baburek, Daniel	Portfolio Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Beck, Lee Davison	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Berman, Scott Michael	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Berndt, Andreas	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Blair, David James	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Blomenkamp, Felix	Head ABS	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Blute, Ryan Patrick	Product Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Bradshaw, Myles Emmerson Charles	Portfolio Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Broadwater, Kevin M.	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

26

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Brown, Erik C.	Tax Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Bui, Giang H.	Structured Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Burns, Michael A.	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Carnachan, Robert Scott	Asia Ex-Jpn Legal Counsel	PIMCO Hong Kong	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Cavalieri, John R.	Product Mgr, Real Return	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Chen, Wing-Harn	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Colter Jr., Eugene Maynard	Head, Messaging & Content	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Cressy, Jonathan B.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Damodaran, Kumaran K	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Darling, James	Account Manager	PIMCO Canada	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Dorff, David J.	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Dorrian, Peter G.	Head, Remarketing	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Eedes, Linda	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Emons, Ben	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Feeny, Martin E.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Ferber, Steven Ellis	DC Channel, Business Dev.	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Fields, Robert A.	Muni Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Fisher, Marcellus M.	Manager, Trade Support	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

27

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Foxall, Julian	Portfolio Manager	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Frisch, Ursula T.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Gandolfi, Alessandro	Head, Bus Dev Italy	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Garbuzov, Yuri P.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Getter, Christopher T.	Product Manager, EM	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Giurlani, Gian Luca	European Re-Marketing	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Grabar, Gregory S.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Griffiths, John Lawrence	Head of Business Dev - UK	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Gross, Jared B.	Product Manager, LDI	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Gupta, Sachin	Portfolio Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Gupta, Shailesh	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Hasegawa, Tamotsu	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Hastings, Arthur J.	Compliance Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Hayes, Ray C.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Heimann, Ilan	Product Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Helsing, Jeffrey	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Horne, Jonathan Lane	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Hu, Gang	Portfolio Manager, TIPS	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

28

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Hughes, Mark Alan	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Hyman, Daniel Herbert	Portfolio Mgr, ABS-MBS	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Jann, Juergen	Co-Head Munich Gbl Desk	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Johnson, Nicholas J	Commodity Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Katz, Ulrich	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Keck, Andreas	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Kelly, Benjamin Marcus	Account Manager	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

King Jr., John Stephen	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Kirkbaumer, Steven P.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Komatsu, Mitsuaki	Head of Compliance	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Korinke, Kimberley Grace	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Korinke, Ryan Patrick	Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Kressin, Thomas	Co-Head Munich Gbl Desk	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Kuhner, Kevin D.	Institutional Direct Mktr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Lackey, Warren M.	Director, Communications	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Larsen, Henrik P.	Mgr Fund Administration	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

LeBrun Jr., Richard R.	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Li, Ji	MBS/ABS Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

29

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Lian, Chia Liang	EM Portfolio Manager	PIMCO Asia Pte Ltd	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Linke, Gordon F.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Loh, John J.	Mgr, Risk Operations	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Lopez, Rafael A.	Head Operations, AsiaPac	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Ludwig, Steven Charles	Senior Compliance Officer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Mak, Richard	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Martel, Rene	Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Martin, Scott W.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Meggers, Julie Ann	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Meyn, Cynthia Louise	Senior Operations Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Miller Jr., Kendall P.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Milo, Davida J.	CRM Platform Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Mitchell, Gail	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Mukherji, Raja	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Mulcahy, Matthew J.	Portfolio Manager	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Nambimadom, Ramakrishnan S.	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Nest, Matthew J.	Account Manager	PIMCO Hong Kong	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Nicholls, Steven B.	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

30

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Nieves, Roger O.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

O’Connell, Gillian	Manager of Operations	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Okamura, Shigeki	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Osborne, Simon Timothy	Trade Compliance	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Pagani, Lorenzo P.	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Perez, Keith	Senior Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Phillipson, Daniel	Product Manager	PELM	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Pimentel, Rudolph	Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Pittman, David J.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Potthof, Axel	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Prasad, Krishna	Product Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Putyatin, Vladyslav	Portfolio Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Qu, Wendong	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Reimer, Ronald M.	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Reisz, Paul W.	ST/Stable Value Prod Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Repoulis, Yiannis	Account Manager	PELM	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Rice, Thomas Edmund	European Legal Counsel	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Rollins, Melody	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

31

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Romano, Mark A.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Schaus, Stacy Leigh	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Schulist, Stephen O.	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Schwetz, Myckola	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Sejima, Toru	Acct Mgr, Clnt Svcs-Pens	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Senne, Verena	L&C Officer	PELM	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Shaw, Matthew D.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Skobtsov, Ivan	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Smith, Kenton Todd	ABS/MBS Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Sonner, Michael	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Spalding, Scott M.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Springer, Jeffrey	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Stack, Candice Elizabeth	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Staub, Christian Martin	Head, PIMCO Switzerland	PIMCO Switzerland LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Steele, Scott Patrick	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Strauch, Joel Edward	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Theodore, Kyle J.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Thompson, Michael Frazier	Co-Head, Euro Remarketing	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

32

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Thurston, Powell C.	Structured Product Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Trevithick, Natalie	Invest Grade Corp Trader	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Tsubota, Shiro	Client Servicing	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Vallarta-Jordal, Maria-Theresa F.	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

van Akkeren, Marco	Portfolio Manager ABS-MBS	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

van Bezooijen, Jeroen Teunis Steven	Product Manager, LDI	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

van Zoelen, Henk Jan	Account Mgr	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Viana, David	Int’l Compliance Officer	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Wada, Hiromi	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Walker, Trent W.	Financial Reporting Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Watchorn, Michael C.	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

White, Timothy C.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Whitton, Bransby M.	Account Manager	PIMCO Asia Pte Ltd	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Wild, Christian	Credit Research Analyst	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Wilner, Mitchell W.	High Yield Trader	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Yamamoto, Shinichi	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Abdikeev, Tamerlan	Manager, Bus Dev	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Adatia, Tina	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

33

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Agredano, Carlos	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Akerberg, Oskar	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Allamanis, Georgios	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Althof, Michael	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ananthanarayanan, Mangala V	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Anochie, Kwame A.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Asay, Susan	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Avancini, Joerg	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Bansal, Sharad	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Barnes, Donna E.	FINRA Prin & Compl Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Beard, Christopher	Manager, Compliance	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Benson, Sandra M.	Sr. Corporate Paralegal	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ben-Zvi, Kfir Naftali	Portfolio Pricing Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Bertolo, Matteo	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Bierman, Dave H.	Software Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Boehm, Timo	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Bolton, Laurence Edwin	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Boyd, C Robert	Senior Structure Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

34

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Brandl, Michael	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Brenner, Matthew H.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Brons, Jelle	Trading Associate	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Brune, Christopher P.	Risk Oversight Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Burdian, Michael R.	Port Assoc, Collateral	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Burns, Robert	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Byer, Jeffrey Alan	Fund Development	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Caltagirone, Christopher	Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Cantrill, Elizabeth Davis	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Cheng, Audrey Lee	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Chin, Tracy	Credit Analyst	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Chipp, William	Global Service Liaison	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Chopra, Amit	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Clark, Raymond Matthew	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Clarke, James Robert	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Colasuonno, Richard T.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Cooke, Anthony H.	Software Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Cornelius, Darryl Paul	Product Specialist	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

35

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Cortes Gonzalez, Ana	Portfolio Manager, ABS	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Cumby III, William Sylvester	Portfolio Manager ABS-MBS	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Dahlhoff, Juergen	Credit Research Analyst	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Danielsen, Birgitte	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Das, Aniruddha	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

David, Evan Allen	Software Development Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

De Bellis, Mary	Dom Trade Asst Supervisor	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

De Lorenzo, Nicola A.	Business Mgt Associate	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Dilek, Burcin	Head Trade Support	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Dittrich, Hanno	Head of ACE Compliance	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Dombrovsky, Anton	Product Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Dorsten, Matthew P.	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Dugan, Travis J.	Money Market Specialist	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Dutta, Manish	Senior Software Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Edler, Vernon	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Edwards, Ben Matthew	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ellis, Edward L.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Eltz, Antoinette	Product Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

36

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
England, Jason S.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Estep, Bret W.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Evans, Stefanie D.	Sr Mortgage Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Fan, Derek Chung Lee	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Fends, Melissa A.	Contracts Admin Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Finkenzeller, Thomas	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Forsyth, Andrew C.	Head, Bus Dev Canada	PIMCO Canada	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Fowler, Ellen	Executive Assistant	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Froehlich, Frank	Compliance Officer	PELM	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Furusho, Hiroaki	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Galli, Leandro Jose	Trading Associate	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Garnett, Andrew David	Regulatory Compliance Mgr	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ghosh, Sharad	Account Manager	PIMCO Asia Pte Ltd	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Gibson, Thomas C.	AIMR Compl Audit Spec	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Gingrich, Robert M	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Gould, Linda J	Fee Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Grady, Myrrha H.	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Graves, Zoya Schoenholtz	Global Strategic Mktg&Ad	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

37

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Gruben, Kristin Lynn	Compliance Officer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Grzesik, Marco	Head, Bus Dev France	PELM	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Gu, Haidi	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Haaf, Tim	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Haeckl, Tanja	VP, Head Cash Desk	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President
Hagmeier, William Robert	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Hauschild, Matthew Richard	Senior Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Heravi, Kaveh Christian	Technology Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Herlan, Hans Joerg	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Hockswender III, Thomas R.	Senior Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Hsiang, Hwa-Ming	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ing, Terrence Liu	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Jacobs, Brian Harold	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Jelenz King, Silvia	Financial Writer	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Johnson, Eric D	Mutual Fund Admin	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Johnson, Kelly	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Jones, Jeff	Learning/Ldrshp Dvlpment	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Jones, Steven L.	Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

38

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Jordan, Daniel V.	Fin Business Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kakuchi, Tadashi	Portfolio Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kam, Damien Joseph	Senior Software Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Karpov, Natalie	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kavafyan, Constance	Acct Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kellerhals, Philipp	Head Quant Strategies	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kersman, Alec	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kezelman, Jason M.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kim, Aaron Hyun	Derivatives Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kim, Lisa	Product Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kingston, Rafer Alexander	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kirkowski, John Jeffrey	Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kishimoto, Yayoi	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kohari, Chisato	Credit Analyst	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Komatsu, Hugo	Manager, Middle Ofc & Ops	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kuehne, Stefan	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kumar, Mukund	Sr Developer/Fin Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Lang, Eddie F	Strategic Ops Project Mgr	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

39

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Lee, Alvin Lip Sin	Mgr, Compliance & Acctg	PIMCO Asia Pte Ltd	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Lee, Robert Ru-Bor	Senior Software Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Leong, Chon-Ian	Alternatives	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Leong, Foong Ching	Funds Admin Manager	PIMCO Asia Pte Ltd	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Li, Li	Account Manager	PIMCO Hong Kong	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Lilly III, Frederick Vivan	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Linder, Astrid	Product Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Liwski, Michael V.	Mgr, Client Report & Pres	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Lofdahl, Christopher F.	Executive Office Team	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Loh, Cynthia Elizabeth Yue-Ling	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Long, Hui	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Lopez, Joy Lynn	Tax Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Loriferne, Matthieu Hubert Felix	Credit Analyst	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Love, David Bernard	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Lowe, Erika Hayflick	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Mandy, Alain	Mgr, Cust, Acct & Fin Rep	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Manseau Guerdat, Chantal Marie Helene	Account Manager	PIMCO Canada Mgmt	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Martini, Nadege	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

40

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Mayershofer, Veronika	Portfolio Associate	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Mazzocchi, Bettina Ester Florette	Re Marketing Account Mgr	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

McCann, Patrick Murphy	Global Operations	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Merz, Frederic	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Metsch, Mark E.	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Micali, Carlo	Account Manager	PELM	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Mierau, Kristion T.	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Mieth, Roland	Portfolio Manager, EM	PIMCO Asia Pte Ltd	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Mittal, Mohit	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Moeljanto ,Lanny H.	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Molloy, Carol	Account Manager	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Morrison, John Edward	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Muehlethaler, Jeffrey Charles	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Murano, Yuko	HR Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Nabors, Robin	Sr. HR Generalist	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ng, Albert K.	Senior Programmer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Nguyen, Tommy D.	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Nojima, Sachiko	Manager, Operations	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

41

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Norris, John F.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Nunziata, Cristina	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President
Okuma, Sachiko	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Olazabal, Joshua A	Executive Office Team	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Oliva, Jennifer Lynn	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ollenburger, Loren P.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Otterbein, Marie S.	Spvsr Producer Group	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Padmanabhan, Lalantika	Structured Credit Assoc	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Parikh, Bijal Y.	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Pejavar, Sheila M.	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Perez, Iohan	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Pont, Nicholas James	Remarketing Acct Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Price, Rosamond Jane	Remarketing Acct Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Pricer, Jesse L.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Putnicki, Matthew S	Global Product Associate	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Qiao, Yi	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Qiu, Ying	Portfolio Manager, ABS-MBS	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Rahari, Pierre-Yves	Manager, Shareholder Svcs	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

42

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Rahman, Lupin	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ratner, Joshua D.	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Reimer, Danelle J.	Trading Floor Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Riendeau, Kevin	Business Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Rogers, William A.	Structured Products Serv	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ronnie, Stephen	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Rowe, Cathy T.	Administrative Port Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Rudolph, Lynn	Sr. HR Generalist	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Sakane, Yoshiyuki	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Salastekar, Deepa A	ABS/MBS Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Scherzinger, Marion	Credit Research Analyst	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Schnatterer, Monika	Portfolio Associate	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Schuetz, Patricia Ann	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Schultes, Adrian O.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Schwab, Gerlinde	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Schwab, Stephen D.	Head of DC Sales Support	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Scibisz, Iwona E.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Scorah, Ian	Legal Counsel	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

43

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Seksaria, Rahul M.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Sesay, Therenah	Mgr Account Associate	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Shah, Sapna Kiran	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Sheehy, Erica H.	Compliance	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Shepherd, Julie M.	Manager, AM Support	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Shiroyama, Taro	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Singal, Alka	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Somersan-Coqui, Aylin	Account Manager	PELM	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Soto, Alyssa Michele	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Spandri, Tobias	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Spicijaric, Jennifer N.	Cash Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Stauffer, Christina	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Stravato, Richard	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Struc, Alexandru	Portfolio Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Sun, Hao	Account Manager	PIMCO Hong Kong	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Suo, Yuanyuan	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Suskind, Donald W.	Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Takeuchi, Ichiro	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

44

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Takizuka, Hikaru	Compliance Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Tam, Joe	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Taro, Maryam	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Telish, Christine M.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Terry, Michael A.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Tersin, Dominique	Trade Assistant	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

To, Steven P.	Software Development Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Tomlinson, Brian	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Traber, Eva-Maria	Portfolio Associate	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Tran, Loc Khanh	Sr Database Administrator	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Tredwell, Alonzo S.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President
Trovato, Michael J.	Account Mgr., Middle East	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Tse, Koonnang Colin	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Tzemach, Yael Gayle	EM Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Upadhyay, Nishant	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Vames, Steven D.	Writer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Van De Zilver, Peter A.	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Veit, Konstantin	Trading Associate	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

45

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Velasco, Christine Ann	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Velicer, Erik A.	Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

von der Linden, Greg	VP Staffing	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Walenbergh, Mark	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Walsh, Lauren Rita	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Walther, Kasten	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Warner IV, Hansford B.	Credit Structure Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Watford, Charles	Credit Research Analyst	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Weinberger, Michele Deborah	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Wendler IV, Paul Frederick	Middle Office Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Werber, Keith Adam	Cash Desk Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Whitewolf, Lance E.	Funds Statistics	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Wildermuth, Paul T.	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Wildforster, Kai	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Williams III, Charles A	Office Services & Support	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Williams, Jason A.	Trader	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Winters, Kevin Michael	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Wittkop, Andrew T.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

46

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Wolf, Greggory S.	Shareholder Svcs Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Wong, Tammy Nguyen	CRM Functional Lead	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Xu, Jianghua	Senior Software Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Yang, Jing	Structured Credit Assoc	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Yasnov, Vadim Igorevich	Financial Engr/Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Yildiz, Sadettin	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Yip, Jonathan	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Yoon, Kenneth G.	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Yu, Anna W.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Yu, Walter	Senior Software Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Zerner, Mary Alice	Head of Mktg Comm	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Zhang, Ji Sheng	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Pennant Management, Inc. performs investment advisory services for Registrant. The directors and officers of Pennant and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Roger Weston, Vice Chairman	U.S. Fiduciary Services, Inc., Lisle, IL	ongoing	Chairman

	Blackwell Partners LLC	ongoing	Manager

Todd Johnson, Chairman	U.S. Fiduciary Services, Inc., Lisle, IL	ongoing	Vice Chairman

	ALJ Family Limited Partnership	ongoing	Manager

	PB Properties LLC	ongoing	Manager

47

Michael Welgat, Executive Vice President & Director	U.S. Fiduciary Services, Inc., Lisle, IL	ongoing	Chief Executive Officer, President & Director

	GreatBanc Trust Co., Lisle, IL	ongoing	Chief Executive Officer, President & Chairman

	Salem Trust Co., Tampa, FL	ongoing	Excutive Vice President & Chairman

	U.S. Affiliate Services, Inc., Lisle, IL	ongoing	Chairman

	Waretech, Inc., Chesterton, IN	ongoing	Chairman

Mark Elste, President, Chief Executive Officer, Chief Investment Officer & Director, Risk Management Officer, Treasurer	U.S. Fiduciary Services, Inc., Lisle, IL	ongoing	Executive Vice President, Chief Investment Officer, Chief Operating Officer & Director

	GreatBanc Trust Co., Lisle, IL	ongoing	Executive Vice President, Chief Investment Officer, Chief Operating Officer & Vice Chairman

	Salem Trust Co., Tampa, FL	ongoing	Executive Vice President, Chief Investment Officer & Vice Chairman

	U.S. Affiliate Services, Inc., Lisle, IL	ongoing	Chief Executive Officer & Vice Chairman

	Waretech, Inc., Chesterton, IN	ongoing	Vice Chairman

Brad Rinsem, Risk Management Officer & Secretary, Executive Vice President	U.S. Fiduciary Services, Inc., Lisle, IL	ongoing	Executive Vice President

	GreatBanc Trust Co., Lisle, IL	ongoing	Executive Vice President

	Salem Trust Co., Tampa, FL	ongoing	Chief Executive Officer, President, Chief Operating Officer

	U.S. Affiliate Services, Inc., Lisle, IL	ongoing	Executive Vice President

Gregory Beard, Senior Vice President	GreatBanc Trust Co., Lisle, IL	ongoing	Senior Vice President

	Salem Trust Co., Tampa, FL	ongoing	Senior Vice President

John Culhane, Senior Vice President	GreatBanc Trust Co., Lisle, IL	ongoing	Senior Vice President

	Salem Trust Co., Tampa, FL	ongoing	Senior Vice President

48

Pam Dix, Senior Vice President	GreatBanc Trust Co., Lisle, IL	ongoing	Senior Vice President

	Salem Trust Co., Tampa, FL	ongoing	Senior Vice President

James Habanek, Senior Vice President	GreatBanc Trust Co., Lisle, IL	ongoing	Senior Vice President

	Salem Trust Co., Tampa, FL	ongoing	Senior Vice President

Linda Jelinek, Senior Vice President, Director of Human Resources & Assistant Treasurer, Assistant Secretary	U.S. Fiduciary Services, Inc., Lisle, IL	ongoing	Senior Vice President, Director of Human Resources & Assistant Treasurer, Assistant Secretary

	GreatBanc Trust Co., Lisle, IL	ongoing	Senior Vice President, Director of Human Resources & Assistant Treasurer, Assistant Secretary

	Salem Trust Co., Tampa, FL	ongoing	Senior Vice President, Director of Human Resources & Assistant Treasurer, Assistant Secretary

	U.S. Affiliate Services, Inc., Lisle, IL	ongoing	Senior Vice President, Director of Human Resources & Assistant Treasurer, Assistant Secretary

	Waretech, Inc., Chesterton, IN	ongoing	Senior Vice President, Director of Human Resources & Assistant Treasurer, Assistant Secretary

Jay Kaun, Executive Vice President, Chief Operating Officer	GreatBanc Trust Co., Lisle, IL	ongoing	Senior Vice President & Treasurer

	Salem Trust Co., Tampa, FL	ongoing	Senior Vice President & Treasurer
Mary Krause, Director of Internal Audit	U.S. Fiduciary Services, Inc., Lisle, IL	ongoing	Director of Internal Audit

	GreatBanc Trust Co., Lisle, IL	ongoing	Director of Internal Audit

	Salem Trust Co., Tampa, FL	ongoing	Director of Internal Audit

	U.S. Affiliate Services, Inc., Lisle, IL	ongoing	Director of Internal Audit

	Waretech, Inc., Chesterton, IN	ongoing	Director of Internal Audit

Lauren McAfee, Legal & Compliance Officer, Internal Anti-Money Laundering Program Coordinator, Information	U.S. Fiduciary Services, Inc., Lisle, IL	ongoing	Legal & Compliance Officer, Internal Anti-Money Laundering Program Coordinator, Information Security Program Administrator & Secretary

49

Security Program Administrator & Assistant Secretary	GreatBanc Trust Co., Lisle, IL	ongoing	Compliance Officer, Internal Anti-Money Laundering Program Coordinator, Information Security Program Administrator & Secretary

	Salem Trust Co., Tampa, FL	ongoing	Compliance Officer, Internal Anti-Money Laundering Program Coordinator, Information Security Program Administrator & Secretary

	U.S. Affiliate Services, Inc., Lisle, IL	ongoing	Compliance Officer, Internal Anti-Money Laundering Program Coordinator, Information Security Program Administrator & Secretary

	Waretech, Inc., Chesterton, IN	ongoing	Compliance Officer, Internal Anti-Money Laundering Program Coordinator, Information Security Program Administrator & Secretary

	McAfee Investments LLC	ongoing	Manager

Janet McLaughlin, Vice President & Controller	U.S. Fiduciary Services, Inc., Lisle, IL	ongoing	Vice President & Controller

	GreatBanc Trust Co., Lisle, IL	ongoing	Vice President & Controller

	Salem Trust Co., Tampa, FL	ongoing	Vice President & Controller

	U.S. Affiliate Services, Inc., Lisle, IL	ongoing	Vice President & Controller

	Waretech, Inc., Chesterton, IN	ongoing	Vice President & Controller

Jason Mikolanis, Technology Security Officer	U.S. Fiduciary Services, Inc., Lisle, IL	ongoing	Technology Security Officer

	GreatBanc Trust Co., Lisle, IL	ongoing	Technology Security Officer

	Salem Trust Co., Tampa, FL	ongoing	Technology Security Officer

	U.S. Affiliate Services, Inc., Lisle, IL	ongoing	Technology Security Officer

	Waretech, Inc., Chesterton, IN	ongoing	Technology Security Officer

Jana Owen, Senior Vice President	GreatBanc Trust Co., Lisle, IL	ongoing	Senior Vice President

	Salem Trust Co., Tampa, FL	ongoing	Senior Vice President

50

David Trotter, Investment Officer	GreatBanc Trust Co., Lisle, IL	ongoing	Investment Officer

	Salem Trust Co., Tampa, FL	ongoing	Investment Officer

Chris Weber, Vice President	GreatBanc Trust Co., Lisle, IL	ongoing	Vice President

	Salem Trust Co., Tampa, FL	ongoing	Vice President

Connie Mullins, Trust Officer	GreatBanc Trust Co., Lisle, IL	ongoing	Trust Officer

	Salem Trust Co., Tampa, FL	ongoing	Trust Officer

Blackrock Financial Management, Inc. performs investment advisory services for Registrant. The directors and officers of Blackrock and their other business affiliations for the past two fiscal years are:

Name and Position with BlackRock	Other Company	Position with Other Company
Ann Marie Petach, Chief Financial Officer and Managing Director	BAA Holdings, LLC, Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock Advisors, LLC, Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Advisors Holdings, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock Capital Management, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Funding, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Funding International, Ltd., Cayman Islands	Chief Financial Officer and Managing Director

	BlackRock Holdco 2, Inc. Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Institutional Management Corporation, Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock International Holdings, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	Chief Financial Officer and Managing Director

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	Chief Financial Officer and Managing Director

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	Chief Financial Officer and Managing Director

51

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock UK 1 LP, London, England	Chief Financial Officer and Managing Director

	BlackRock US Newco, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	State Street Research & Management Company, Boston, MA	Chief Financial Officer and Managing Director

	SSRM Holdings, Inc., Boston, MA	Chief Financial Officer and Managing Director

Robert P. Connolly, General Counsel, Managing Director and Secretary	BAA Holdings, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Advisors, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Advisors Holdings, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Capital Management, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Funding, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Funding International, Ltd., Cayman Islands	General Counsel, Managing Director and Secretary

	BlackRock Holdco 2, Inc. Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Institutional Management Corporation, Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock International Holdings, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investments, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Investment Management, LLC, Plainsboro, NJ	General Counsel, Managing Director and Secretary

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	General Counsel, Managing Director and Secretary

52

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	General Counsel, Managing Director and Secretary

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Portfolio Investments, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock UK 1 LP, London, England	General Counsel, Managing Director and Secretary

	BlackRock US Newco, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	State Street Research & Management Company, Boston, MA	General Counsel, Managing Director and Secretary

	SSRM Holdings, Inc., Boston, MA	General Counsel, Managing Director and Secretary

Laurence D. Fink, Chief Executive Officer and Director	BAA Holdings, LLC, Wilmington, DE	Chief Executive Officer and Director

	BlackRock, Inc., New York, NY	Chairman, Chief Executive Officer and Director

	BlackRock Advisors, LLC, Wilmington, DE	Chief Executive Officer

	BlackRock Advisors Holdings, Inc., New York, NY	Chief Executive Officer and Director

	BlackRock Advisors Singapore Pte. Ltd., Singapore	Chairman and Chief Executive Officer

	BlackRock Capital Management, Inc., Wilmington, DE	Chairman and Chief Executive Officer

	BlackRock Capital Markets, LLC, Wilmington, DE	Chairman

	BlackRock Equity - Bond Funds Wilmington, DE	Director

	BlackRock Funding, Inc., Wilmington, DE	Chief Executive Officer

	BlackRock Funding International, Ltd., Cayman Islands	Chief Executive Officer and Director

	BlackRock Holdco 2, Inc. Wilmington, DE	Chief Executive Officer and Director

	BlackRock HPB Management, LLC, New York, NY	Director

	BlackRock Institutional Management Corporation, Wilmington, DE	Chief Executive Officer

53

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock International Holdings, Inc., New York, NY	Chief Executive Officer and Director

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investments, Inc., New York, NY	Chairman and Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	Chairman and Chief Executive Officer

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Chairman and Chief Executive Officer

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Chairman and Chief Executive Officer

	BlackRock US Newco, Inc., Wilmington, DE	Chairman and Chief Executive Officer

	State Street Research & Management Company, Boston, MA	Chairman, Chief Executive Officer and Director

	State Street Research Investment Services, Inc., Boston, MA	Director

	SSRM Holdings, Inc., Boston, MA	Chairman, Chief Executive Officer and Director

Robert S. Kapito, President and Director	BAA Holdings, LLC, Wilmington, DE	President and Director

	BlackRock, Inc., New York, NY	President and Director

	BlackRock Advisors, LLC, Wilmington, DE	President and Director

	BlackRock Advisors Holdings, Inc., New York, NY	President and Director

	BlackRock Advisors Singapore Pte. Ltd., Singapore	President

	BlackRock Capital Management, Inc., Wilmington, DE	President and Director

	BlackRock Capital Markets, LLC, Wilmington, DE	Director

	BlackRock Funding, Inc., Wilmington, DE	President and Director

	BlackRock Funding International, Ltd., Cayman Islands	President and Director

	BlackRock Holdco 2, Inc. Wilmington, DE	President and Director

	BlackRock (Institutional) Canada Ltd., Toronto, Ontario	President and Director

54

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock Institutional Management Corporation, Wilmington, DE	President and Director

	BlackRock International Holdings, Inc., New York, NY	President and Director

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investments, Inc., New York, NY	Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	President

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	President and Director

	BlackRock Portfolio Investments, LLC, Wilmington, DE	President and Director

	BlackRock US Newco, Inc., Wilmington, DE	President and Director

	Carbon Capital III, Inc. New York, NY	Director

	State Street Research & Management Company, Boston, MA	President and Director

	State Street Research Investment Services, Inc., Boston, MA	Director

	SSRM Holdings, Inc., Boston, MA	President and Director

Paul Audet, Vice Chairman	BAA Holdings, LLC, Wilmington, DE	Vice Chairman and Director

	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman and Director

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman and Director

	BlackRock Cayco Limited, Cayman Islands	Director

	BlackRock Cayman Company, Cayman Islands	Director

	BlackRock Cayman Newco Limited, Cayman Islands	Director

	BlackRock Finco, LLC, Wilmington, DE	Director

55

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock Finco UK, Ltd., London, England	Director

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman and Director

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman and Director

	BlackRock Holdco Limited, Cayman Islands	Director

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman and Director

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman and Director

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman and Director

	BlackRock Realty Advisors, Inc., Florham Park, NJ	Director

	BlackRock UK 1 LP, London, England	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman and Director

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Charles Hallac, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

56

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock India Private Ltd., Mumbai, India	Director

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Barbara Novick, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

57

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investments, Inc., New York, NY	Chief Executive Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Scott Amero, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

58

,Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	Anthracite Capital Inc. New York, NY	Director

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Susan Wagner, Vice Chairman and Chief Operating Officer	BAA Holdings, LLC, Wilmington, DE	Vice Chairman, Chief Operating Officer and Director

	BlackRock, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Finco UK, Ltd., London, England	Director

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman and Chief Operating Officer

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman and Chief Operating Officer

	BlackRock Mortgage Ventures, LLC Wilmington, DE	Director

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

59

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	State Street Research & Management Company, Boston, MA	Vice Chairman and Chief Operating Officer

	SSRM Holdings, Inc., Boston, MA	Vice Chairman and Chief Operating Officer

Robert Doll, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman and Director

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	Portfolio Administration & Management Ltd., Cayman Islands	Director

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Robert Fairbairn, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

60

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Asset Management U.K. Limited, London, England	Chairman and Director

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Group Limited London, England	Chairman and Director

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	Chairman and Director

	BlackRock Investment Management (Australia) Limited, Victoria, Australia	Director

	BlackRock Investment Management International Limited, London, England	Chairman and Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Investment Management (UK) Limited, London, England	Director

	BlackRock Japan Co., Ltd., Tokyo, Japan	Director

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock Securities Co, Ltd. Tokyo, Japan	Director

61

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock UK 1 LP, London, England	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	Grosvenor Alternate Partner Limited, London, England	Director

	Impact Investing Pty Ltd. Melbourne, Australia	Director

	PSN Pty Ltd. Melbourne, Australia	Director

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Bennett Golub, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc. Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Institutional Management Corporation Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc. Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc. Wilmington, DE	Vice Chairman

	SSRM Holdings, Inc. Boston, MA	Vice Chairman

	State Street Research & Management Company, Boston, MA	Vice Chairman

62

Name and Position with BlackRock	Other Company	Position with Other Company
Richard Kushel, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc. Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Institutional Management Corporation Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Japan Co., Ltd Tokyo, Japan	Director

	BlackRock Portfolio Holdings, Inc. Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC Wilmington, DE	Vice Chairman

	BlackRock Securities Co., Ltd Tokyo, Japan	Director

	BlackRock US Newco, Inc. Wilmington, DE	Vice Chairman

	SSRM Holdings, Inc. Boston, MA	Vice Chairman

	State Street Research & Management Company, Boston, MA	Vice Chairman

Los Angeles Capital Management and Equity Research, Inc. performs investment advisory services for Registrant. The directors and officers of Los Angeles Capital and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Thomas D. Stevens, Chairman	None

Hal Reynolds, Chief Investment Officer	None

David Borger, Director of Research	None

Stuart Matsuda, Director of Trading	None

63

Acadian Asset Management LLC performs investment advisory services for Registrant. The directors and officers of Acadian and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Gary Bergstrom, Chairman, Member of Board of Managers	Acadian Asset Management (Singapore) Pte Ltd	ongoing	Director, asset management

John Chisholm, Executive Vice President, co-CIO, Member of Board of Managers	Acadian Asset Management (UK) Ltd	ongoing	Director, asset management

Churchill Franklin, Executive Vice President, Member of Board of Managers	Acadian Asset Management (UK) Ltd Acadian Asset Management (Australia) Ltd Acadian Cayman Limited G.P.	ongoing	Director, asset management

Ronald Frashure, Chief Executive Officer, President, co-CIO, Member of Board of Managers	Acadian Asset Management (Singapore) Pte Ltd Acadian Cayman Limited G.P.	ongoing	Director, asset management

Mark Minichiello, Senior Vice President, Chief Financial Officer, Treasurer, Secretary, Member of Board of Managers	Acadian Asset Management (UK) Ltd	ongoing	Director, asset management

Raymond Mui, Senior Vice President, Member of Board of Managers	Acadian Cayman Limited G.P.	ongoing	Director, asset management

Brian Wolahan, Senior Vice President, Director of Alternative Strategies, Member of Board of Managers	None

James Wylie, Senior Vice President, Member of Board of Managers	Acadian Cayman Limited G.P.	ongoing	Director, asset management

Linda Gibson, Member of Board of Managers

Executive Vice President, Secretary and General Counsel-Old Mutual (US) Holdings Inc. (a holding company); Larch Lane Advisors, LLC (an investment adviser)

2100 Capital Group LLC (an investment adviser), Acadian Asset Management LLC

Old Mutual Asset Management Trust Company (a trust company)

		ongoing	Affiliated Directorships

64

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Thomas Turpin, Member of Board of Managers	Executive Vice President and Chief Operating Officer-Old Mutual (US) Holdings Inc. (a holding company) Old Mutual Funds III (a registered investment company) Old Mutual Capital, Inc. (an investment adviser) Acadian Asset Management LLC (an investment adviser) Old Mutual Group Limited (a holding company) Old Mutual Asset Managers (Bermuda) Ltd. (an investment adviser) Old Mutual Group Services Limited (a financial services company) Liberty Ridge Capital, Inc. (an investment adviser) Chairman and Director Larch Lane Advisors, LLC (an investment adviser) Provident Investment Counsel, Inc. (an investment adviser) Ashfield Capital Partners, LLC. (an investment adviser) Old Mutual Funds II (a registered investment company) Old Mutual Insurance Series Fund (a registered investment company) Old Mutual Asset Managers (UK) Ltd. (an investment adviser) Analytic Investors, LLC (an investment adviser) Copper Rock Capital Partners, LLC (an investment adviser) Old Mutual Asset Management Trust Company (a trust company) 2100 Capital Group LLC (an investment adviser) Rogge Global Partners plc (an investment adviser) Investment Counselors of Maryland, LLC (an investment adviser) LML Holdings, Inc. (a holding company for Lincluden affiliated financial services firms)	ongoing	Affiliated Directorships

Stephen Clarke, Member of Board of Managers

Senior Vice President, Relationship Manager -Old Mutual (US) Holdings Inc. (a holding company); Acadian Asset Management LLC (an investment adviser)

Lincluden Management Limited (an investment adviser)

		ongoing	Affiliated Directorships

John Grady, Member of Board of Managers	Executive Vice President, Strategy and Business Development-Old Mutual (US) Holdings Inc. (a holding company); Acadian Asset Management LLC (an investment adviser)	ongoing	Affiliated Directorships

Kathryn Horgan, Member of Board of Managers	Executive Vice President, Director of Human Resources-Old Mutual (US) Holdings Inc. (a holding company); Acadian Asset Management LLC (an investment adviser)	ongoing	Affiliated Directorships

65

Lazard Asset Management LLC (“Lazard”), is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of Lazard, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to the Form ADV filed with the SEC by Lazard (SEC File No. 801-61701).

ITEM 27.	PRINCIPAL UNDERWRITERS

(a) As it pertains to the Forward Series of the Registrant, the sole principal underwriter for each series is ALPS Distributors, which acts as distributor for the Forward Series of the Registrant and the following other funds: AARP Funds, AirShares EU Carbon Allowances Fund, ALPS ETF Trust, ALPS Variable Insurance Trust, Ameristock Mutual Fund, Inc., BLDRS Index Fund Trust, Campbell Multi-Strategy Trust, CornerCap Group of Funds, DIAMONDS Trust, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, Index IQ ETF Trust, Laudus Trust, Milestone Funds, MTB Group of Funds, Pax World Funds, PowerShares QQQ 100 Trust Series 1, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, State Street Institutional Investment Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, TDX Independence Funds, Inc., W. P. Stewart Funds, Wasatch Funds, WesMark Trust, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

ALPS Distributors is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority. ALPS Distributors is located at 1290 Broadway, Suite 1100, Denver, CO 80203.

As it pertains to the Accessor Series of the Registrant, the sole principal underwriter for each series is SEI Investments Distribution Co. (“SIDCO”), which acts as distributor for the Accessor Series of the Registrant and the following other funds: SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Institutional Investments Trust, Oak Associates Funds, CNI Charter Funds, iShares Inc., iShares Trust, Optique Funds, Inc. (f/k/a JohnsonFamily Funds, Inc.), Causeway Capital Management Trust, Barclays Global Investors Funds, SEI Opportunity Fund, LP, The Arbitrage Funds, The Turner Funds, ProShares Trust, Community Reinvestment Act Qualified Investment Fund, SEI Alpha Strategy Portfolios, LP, TD Asset Management USA Funds, SEI Structured Credit Fund, LP, Wilshire Mutual Funds, Inc., Wilshire Variable Insurance Trust, and Global X Funds

SEI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority. SEI is located at 1 Freedom Valley Drive, Oaks, PA 19456.

(b) As it pertains to the Forward Series of the Registrant and to the best of its’ knowledge, the directors and executive officers of ALPS Distributors, a distributor for Registrant, are as follows:

Name and Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Edmund J. Burke	Director	None
Jeremy O. May	Director	None
Spencer Hoffman	Director	None
Thomas A. Carter	President, Director	None
John C. Donaldson	Vice President, Chief Financial Officer	None
Robert J. Szydlowski	Vice President, Chief Technology Officer	None
Diana Adams	Vice President, Controller, Treasurer	None
Tané T. Tyler	Vice President, General Counsel, Secretary	None
Bradley J. Swenson	Vice President, Chief Compliance Officer	None
Kevin J. Ireland	Vice President, Director of Institutional Sales	None
Mark R. Kiniry	Vice President, National Sales Director - Investments	None

*	C/O ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203.

66

As it pertains to the Accessor Series of the Registrant and to the best of its’ knowledge, the directors and executive officers of SIDCO, a distributor for Registrant, are as follows:

Name and Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	None
Edward D. Loughlin	Director	None
Wayne M. Withrow	Director	None
Kevin Barr	President & Chief Executive Officer	None
Maxine Chou	Chief Financial Officer, Chief Operations Officer & Treasurer	None
Thomas Rodman	Chief Operations Officer	None
John C. Munch	General Counsel & Secretary	None
Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	None
John C. Munch	General Counsel & Secretary	None
Mark J. Held	Senior Vice President	None
Lori L. White	Vice President & Assistant Secretary	None
John Coary	Vice President & Assistant Secretary	None
John Cronin	Vice President	None
Robert Silvestri	Vice President	None

*	C/O SEI Investments Distribution Co., 1 Freedom Valley Drive, Oaks, PA 19456

(c) As it pertains to the Forward Series of the Registrant, commissions and other compensation received, directly or indirectly, from the Forward Funds during the last fiscal year by ALPS Distributors, one of the Registrant’s unaffiliated principal underwriter, were as follows:

Net Underwriting Discounts and Commissions	Compensation on Redemption and Repurchase	Brokerage Commissions	Other Compensation
None	None	None	None

As it pertains to the Accessor Series of the Registrant, commissions and other compensation received, directly or indirectly, from the Forward Funds during the last fiscal year by SEI, one of the Registrant’s unaffiliated principal underwriter, were as follows:

Net Underwriting Discounts and Commissions	Compensation on Redemption and Repurchase	Brokerage Commissions	Other Compensation
None	None	None	None

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS.

As it pertains to the Registrant, certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder and the records relating to the duties of the transfer agent are maintained by ALPS, 1290 Broadway, Suite 1100, Denver, CO 80203 and the Registrant’s custodian are maintained by BBH, 40 Water Street, Boston, MA 02109. Certain other books and records are maintained at the offices of the Registrant at 433 California Street, 11th Floor, San Francisco, CA 94104.

As it pertains to the Forward Series of the Registrant, records relating to the duties of the distributor and fund accounting agent are maintained by ALPS, 1290 Broadway, Suite 1100, Denver, CO 80203. As it pertains to the Accessor Series of the Registrant, certain records relating to the duties of the distributor and fund accounting agent are maintained by SEI, 1 Freedom Valley Drive, Oaks, PA 19456.

ITEM 29.	MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.	UNDERTAKINGS

Not Applicable.

67

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco and the State of California, on this 30th day of April, 2009.

FORWARD FUNDS

/s/ J. ALAN REID, JR.
J. Alan Reid, Jr.
PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE		TITLE	DATE

	/s/ J. ALAN REID, JR.	President and Trustee	April 30, 2009
J. Alan Reid, Jr.

	/s/ HAIG G. MARDIKIAN*	Trustee	April 30, 2009
Haig G. Mardikian

	/s/ DONALD O’CONNOR*	Trustee	April 30, 2009
Donald O’Connor

	/s/ DEWITT F. BOWMAN*	Trustee	April 30, 2009
DeWitt F. Bowman

	/s/ BARBARA TOLLE	Treasurer	April 30, 2009
Barbara Tolle

*By:	/s/ BARBARA TOLLE
Barbara Tolle
Attorney-in-Fact

Exhibit List

Item #23	Description
(a)(2)	Revised Schedule A to the Amended and Restated Agreement and Declaration of Trust of the Registrant.

(b)(1)	Amended and Restated By-Laws of the Registrant dated December 8, 2005 and as amended as of December 7, 2006 and March 4, 2009.

(d)(2)	Amended Exhibit A to the Amended and Restated Investment Management Agreement between the Registrant and the Advisor.

(d)(3)	Amended Exhibit B to the Amended and Restated Investment Management Agreement between the Registrant and the Advisor.

(d)(4)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and EMFAT entered into as of January 2, 2009 with respect to the Forward Banking and Finance Fund and the Forward Growth Fund.

(d)(5)(a)	Amendment to the Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of January 2, 2009 with respect to the International Small Companies Fund.

(d)(6)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of January 2, 2009 with respect to the Forward Emerging Markets Fund.

(d)(7)(a)	Amendment to the Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Hoover entered into as of January 2, 2009 with respect to the Forward Small Cap Equity Fund.

(d)(8)(a)	Amendment to Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Hoover entered into as of January 2, 2009 with respect to the Forward Mini-Cap Fund.

(d)(9)(a)	Form of Amendment to Investment Sub-Advisory Agreement among the Registrant, the Advisor and Uniplan entered into as of January 2, 2009 with respect to the Forward Real Estate Fund.

(d)(10)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Netols entered into as of January 2, 2009 with respect to the Forward Legato Fund.

(d)(11)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Riverbridge entered into as of January 2, 2009 with respect to the Forward Legato Fund.

(d)(12)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Conestoga entered into as of January 2, 2009 with respect to the Forward Legato Fund.

(d)(13)(a)	Amendment to the Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Cedar Ridge entered into as of January 2, 2009 with respect to the Forward Long/Short Credit Analysis Fund.

(d)(14)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Piedmont entered into as of January 2, 2009 with respect to the Forward Large Cap Equity Fund.

(d)(15)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet SA entered into as of January 2, 2009 with respect to the Forward International Fixed Income Fund.

(d)(16)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Smith entered into as of November 17, 2008 with respect to the Accessor Growth Fund.

(d)(17)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and First Western entered into as of November 17, 2008 with respect to the Accessor High Yield Bond Fund.

(d)(18)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and PIMCO entered into as of November 17, 2008 with respect to the Accessor Investment Grade Fixed-Income Fund.

(d)(19)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pennant entered into as of November 17, 2008 with respect to the Accessor Limited Duration U.S. Government Fund.

(d)(20)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Blackrock Financial Management, Inc. (“Blackrock”) dated September 1, 2008 with respect to the Accessor Mortgage Securities Fund.

(d)(20)(a)	Amendment to Investment Sub-Advisory Agreement among the Registrant, the Advisor and Blackrock entered into as of November 17, 2008 with respect to the Accessor Mortgage Securities Fund.

(d)(21)(a)	Amendment to Investment Sub-Advisory Agreement among the Registrant, the Advisor and Los Angeles Capital entered into as of November 17, 2008 with respect to the Accessor Small To Mid Cap Fund.

(d)(22)(a)	Amendment to Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pennant entered into as of November 17, 2008 with respect to the Accessor Total Return Fund.

(d)(23)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Acadian entered into as of November 17, 2008 with respect to the Accessor Value Fund.

(d)(24)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Lazard Asset Management LLC (“Lazard”) dated December 1, 2008, with respect to the Accessor International Equity Fund.

(d)(24)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Lazard Asset Management LLC (“Lazard”) dated December 1, 2008, with respect to the Accessor International Equity Fund.

(e)(2)(b)	Form of Amendment No. 1 to the Distribution Agreement between the Registrant and SIDCO dated as of January 8, 2009, with respect to the Accessor Series of the Registrant.

(e)(2)(c)	Form of Amendment No. 2 to the Distribution Agreement between the Registrant and SIDCO dated as of May 1, 2009, with respect to the Accessor Series of the Registrant.

(h)(1)(a)	Amended and Restated Fund Accounting and Administration Agreement between the Registrant and ALPS Mutual Funds Services, Inc., now known as ALPS Fund Services, Inc. (“ALPS”) made as of September 12, 2005, and amended as of March 1, 2006 with respect to the Forward Series of the Registrant.

(h)(1)(f)	Administration Agreement between Accessor Funds, Inc. (now known as the Accessor Series of the Registrant) and SEI Investment Global Fund Services (“SEI”) dated as of December 31, 2006, with respect to the Accessor Series of Registrant.

(h)(1)(g)	Amendment No. 1 to Administration Agreement between the Accessor Series of the Registrant and SEI dated February 18, 2008, with respect to the Accessor Series of Registrant.

(h)(1)(h)	Assignment to Administration Agreement between the Accessor Series of the Registrant and SEI dated as of August 31, 2008, with respect to the Accessor Series of Registrant.

(h)(1)(i)	Form of Amendment No. 2 to Administration Agreement between the Registrant and SEI dated January 8, 2009, with respect to the Accessor Series of Registrant.

(h)(1)(j)	Form of Amendment No. 3 to Administration Agreement between the Registrant and SEI dated May 1, 2009, with respect to the Accessor Series of Registrant.

(h)(2)	Form of Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS dated as of April 29, 2009 and effective May 1, 2009.

(h)(3)	Form of Amended and Restated Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS dated as of April 29, 2009 and effective May 1, 2009.

(h)(4)	Form of Transfer Agency Fee Reimbursement Agreement between the Advisor and Registrant in respect to the Allocation Funds effective as of May 1, 2009.

(h)(5)	Form of Amended and Restated Shareholder Services Plan for the Class A, Class B, Class C, Investor Class, Advisor Class and Institutional Class shares of each of the Accessor Frontier Markets Fund, the Accessor Strategic Alternatives Fund, the Forward Growth Fund, the Forward Banking and Finance Fund, the Forward Emerging Markets Fund, the Forward International Equity Fund, the Forward Mini-Cap Fund, the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Legato Fund, the Forward Real Estate Fund, the Forward Large Cap Equity Fund, the Forward International Fixed Income Fund, the Forward Long/Short Credit Analysis Fund, the Forward Select Income Fund, the Forward Strategic Reality Fund, the Forward Global Infrastructure Fund, the Forward International Real Estate Fund, and the Forward HITR Fund.

(h)(6)(b)	Amended Appendix A to the Administrative Services Plan for Investor Class shares of each of the Accessor Growth Fund, the Accessor Value Fund, the Accessor Small To Mid Cap Fund, the Accessor International Equity Fund, the Accessor Investment Grade Fixed-Income Fund, the Accessor Mortgage Securities Fund, the Accessor High Yield Bond Fund, the Accessor U.S. Government Money Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Growth Allocation Fund and the Accessor Aggressive Growth Allocation Fund.

(h)(7)(a)	Expense Limitation Agreement for the Forward International Equity Fund (Investor Class shares, Institutional Class shares, Class A shares and Class C shares) dated as of May 1, 2009.

(h)(7)(b)	Expense Limitation Agreement for the Forward Emerging Markets Fund (Investor Class shares, Institutional Class shares, Class A shares and Class C shares) dated as of May 1, 2009.

(h)(7)(c)	Expense Limitation Agreement for the Forward Legato Fund (Investor Class shares, Institutional Class shares, Class A shares and Class C shares) dated as of May 1, 2009.

(h)(7)(d)	Expense Limitation Agreement for the Forward Large Cap Fund (Investor Class shares, Institutional Class shares, Class A shares and Class C shares) dated as of May 1, 2009.

(h)(7)(e)	Expense Limitation Agreement for the Forward International Fixed Income Fund (Investor Class shares, Institutional Class shares, Class A shares and Class C shares) dated as of May 1, 2009.

(h)(7)(f)	Expense Limitation Agreement for the Forward Long/Short Credit Analysis Fund (Investor Class shares, Institutional Class shares and Class C shares) dated as of May 1, 2009.

(h)(7)(g)	Expense Limitation Agreement for the Forward Growth Fund (Investor Class shares) dated January 1, 2009.

(h)(7)(h)	Expense Limitation Agreement for the Forward Growth Fund (Institutional Class shares) dated January 1, 2009.

(h)(7)(i)	Expense Limitation Agreement for the Forward Growth Fund (Class A shares) dated January 1, 2009.

(h)(7)(j)	Expense Limitation Agreement for the Forward Growth Fund (Class C shares) dated January 1, 2009.

(h)(7)(k)	Expense Limitation Agreement for the Forward Real Estate Fund (Investor Class shares, Institutional Class shares, Class A shares, Class B shares and Class C shares) dated as of May 1, 2009.

(h)(7)(l)	Form of Advisory Fee Waiver Agreement between the Advisor and the Registrant in respect to the Allocation Funds effective as of May 1, 2009.

(i)	Legal Opinion of Dechert LLP as to legality of securities being registered.

(j)(1)	Consent of Independent Registered Public Accounting Firm.

(m)(1)	Amended and Restated Distribution Services Agreement (Rule 12b-1 Plan) for Forward Growth Fund – Class A Shares.

(m)(2)	Amended and Restated Distribution Services Agreement (Rule 12b-1 Plan) for Forward Banking and Finance Fund – Class A Shares.

(m)(3)	Distribution Plan pursuant to Rule 12b-1 for the Investor Class shares of each of the Accessor Frontier Markets Fund, the Accessor Strategic Alternatives Fund, the Forward Growth Fund, the Forward Banking and Finance Fund, the Forward Legato Fund, the Forward Long/Short Credit Analysis Fund, the Forward Emerging Markets Fund, the Forward International Equity Fund, the Forward Mini-Cap Fund, the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Real Estate Fund, the Forward Large Cap Equity Fund, the Forward International Fixed Income Fund, the Forward HITR Fund, the Forward Global Infrastructure Fund, the Forward International Real Estate Fund, the Forward Select Income Fund and the Forward Strategic Realty Fund.

(m)(4)	Distribution Plan pursuant to Rule 12b-1 for the Class A shares of each of the Accessor Frontier Markets Fund, Forward Emerging Markets Fund, the Forward Mini-Cap Fund, Forward International Equity Fund, the Forward Long/Short Credit Analysis Fund, the Forward Real Estate Fund, the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Legato Fund, the Forward Large Cap Equity Fund and the Forward International Fixed Income Fund, the Forward HITR Fund the Forward Global Infrastructure Fund, the Forward International Real Estate Fund, the Forward Select Income Fund and the Forward Strategic Realty Fund.

(m)(5)	Distribution Plan pursuant to Rule 12b-1 for the Class C shares of each of the Forward Growth Fund, the Forward Banking and Finance Fund, the Forward Legato Fund, the Forward Long/Short Credit Analysis Fund, the Forward Emerging Markets Fund, the Forward International Equity Fund, the Forward Mini-Cap Fund, the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Real Estate Fund, the Forward Large Cap Equity Fund, the Forward International Fixed Income Fund, the Forward Global Infrastructure Fund, the Forward International Real Estate Fund, the Forward Select Income Fund and the Forward Strategic Realty Fund.

(m)(6)(b)	Amended Appendix A to the Distribution and Service Plan for A Class and C Class shares of each of the Accessor Growth Fund, the Accessor Value Fund, the Accessor Small To Mid Cap Fund, the Accessor International Equity Fund, the Accessor Investment Grade Fixed-Income Fund, the Accessor Mortgage Securities Fund, the Accessor High Yield Bond Fund, the Accessor U.S. Government Money Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Growth Allocation Fund and the Accessor Aggressive Growth Allocation Fund.

(m)(6)(d)	Amended Appendix A to the Distribution and Service Plan for Investor Class shares of each of the Accessor Growth Fund, the Accessor Value Fund, the Accessor Small To Mid Cap Fund, the Accessor International Equity Fund, the Accessor Investment Grade Fixed-Income Fund, the Accessor Mortgage Securities Fund, the Accessor High Yield Bond Fund, the Accessor U.S. Government Money Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Growth Allocation Fund and the Accessor Aggressive Growth Allocation Fund.

(n)	Multiple Class Plan pursuant to Rule 18f-3.

(p)(3)	Code of Ethics of Pictet Ltd. and Pictet Asset Management SA.

(p)(8)	Code of Ethics of Riverbridge.

(p)(21)	Code of Ethics of Lazard Asset Management LLC.